UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Allocation VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$28	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	783-STSR-0826

Franklin Allocation VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$41	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	784-STSR-0826

Franklin Allocation VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$46	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Allocation VIP Fund	PAGE 1	701-STSR-0826

Franklin DynaTech VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$202,805,333
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	18.40%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	729-STSR-0826

Franklin DynaTech VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$202,805,333
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	18.40%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin DynaTech VIP Fund	PAGE 1	702-STSR-0826

Franklin Global Real Estate VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$52	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$107,024,953
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	13.71%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	771-STSR-0826

Franklin Global Real Estate VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$65	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$107,024,953
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	13.71%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Global Real Estate VIP Fund	PAGE 1	772-STSR-0826

Franklin Gold and Precious Metals VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals VIP Fund for the period May 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 11,[2]	$16	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Amounts are for the period May 1, 2026, through June 30, 2026. Expenses for the full reporting period would have been higher.
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$66,400,073
Total Number of Portfolio Holdings	168
Portfolio Turnover Rate	1.58%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals VIP Fund	PAGE 1	1701-STSR-0826

Franklin Gold and Precious Metals VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals VIP Fund for the period May 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 21,[2]	$21	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Amounts are for the period May 1, 2026, through June 30, 2026. Expenses for the full reporting period would have been higher.
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$66,400,073
Total Number of Portfolio Holdings	168
Portfolio Turnover Rate	1.58%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Gold and Precious Metals VIP Fund	PAGE 1	1702-STSR-0826

Franklin Growth and Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$31	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$61,188,924
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	30.63%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	767-STSR-0826

Franklin Growth and Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$61,188,924
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	30.63%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Growth and Income VIP Fund	PAGE 1	768-STSR-0826

Franklin Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	769-STSR-0826

Franklin Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	770-STSR-0826

Franklin Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$42	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income VIP Fund	PAGE 1	708-STSR-0826

Franklin Large Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$86,041,056
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	15.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	721-STSR-0826

Franklin Large Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$86,041,056
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	15.68%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Large Cap Growth VIP Fund	PAGE 1	722-STSR-0826

Franklin Mutual Global Discovery VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	753-STSR-0826

Franklin Mutual Global Discovery VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$58	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	754-STSR-0826

Franklin Mutual Global Discovery VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Global Discovery VIP Fund	PAGE 1	736-STSR-0826

Franklin Mutual Shares VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$35	0.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	743-STSR-0826

Franklin Mutual Shares VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$48	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	744-STSR-0826

Franklin Mutual Shares VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$53	1.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Mutual Shares VIP Fund	PAGE 1	737-STSR-0826

Franklin Rising Dividends VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	773-STSR-0826

Franklin Rising Dividends VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	774-STSR-0826

Franklin Rising Dividends VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Rising Dividends VIP Fund	PAGE 1	731-STSR-0826

Franklin Small Cap Value VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$36	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	775-STSR-0826

Franklin Small Cap Value VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$49	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	776-STSR-0826

Franklin Small Cap Value VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$55	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Value VIP Fund	PAGE 1	732-STSR-0826

Franklin Small-Mid Cap Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$43	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	723-STSR-0826

Franklin Small-Mid Cap Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$56	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	724-STSR-0826

Franklin Small-Mid Cap Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$61	1.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small-Mid Cap Growth VIP Fund	PAGE 1	733-STSR-0826

Franklin Strategic Income VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	779-STSR-0826

Franklin Strategic Income VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	780-STSR-0826

Franklin Strategic Income VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Strategic Income VIP Fund	PAGE 1	734-STSR-0826

Franklin U.S. Government Securities VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$26	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$476,454,369
Total Number of Portfolio Holdings	659
Portfolio Turnover Rate	14.29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	781-STSR-0826

Franklin U.S. Government Securities VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$39	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$476,454,369
Total Number of Portfolio Holdings	659
Portfolio Turnover Rate	14.29%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Government Securities VIP Fund	PAGE 1	782-STSR-0826

Templeton Emerging Markets VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$65	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets VIP Fund	PAGE 1	717-STSR-0826

Templeton Emerging Markets VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$80	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets VIP Fund	PAGE 1	718-STSR-0826

Templeton Emerging Markets VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$86	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets VIP Fund	PAGE 1	738-STSR-0826

Templeton Foreign VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$43	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	719-STSR-0826

Templeton Foreign VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	720-STSR-0826

Templeton Foreign VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$62	1.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Foreign VIP Fund	PAGE 1	785-STSR-0826

Templeton Global Bond VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.48%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	741-STSR-0826

Templeton Global Bond VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	742-STSR-0826

Templeton Global Bond VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$42	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Bond VIP Fund	PAGE 1	787-STSR-0826

Templeton Growth VIP Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	739-STSR-0826

Templeton Growth VIP Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	740-STSR-0826

Templeton Growth VIP Fund
Class 4
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$62	1.22%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Growth VIP Fund	PAGE 1	788-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Allocation VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 40
Notes to Financial Statements 44
Changes In and Disagreements with Accountants 57
Results of Meeting(s) of Shareholders 57
Remuneration Paid to Directors, Officers and Others 57
Board Approval of Management and Subadvisory Agreements 57

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.60 $5.29 $4.95 $4.46 $6.02 $5.49
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.11 0.10 0.08 0.06
Net realized and unrealized gains (losses) 0.23 0.54 0.35 0.55 (1.03) 0.58
Total from investment operations ........ 0.29 0.66 0.46 0.65 (0.95) 0.64
Less distributions from:
Net investment income .............. (0.14) (0.12) (0.12) (0.08) (0.10) (0.11)
Net realized gains ................. (0.23) (0.23) — (0.08) (0.51) —
Total distributions ................... (0.37) (0.35) (0.12) (0.16) (0.61) (0.11)
Net asset value, end of period .......... $5.52 $5.60 $5.29 $4.95 $4.46 $6.02
Total return
c
....................... 5.24% 12.98% 9.33% 14.77% (15.68)% 11.81%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.61% 0.59% 0.57% 0.58% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56% 0.56%
e
0.57%
e
0.56%
e
Net investment income ............... 2.25% 2.18% 2.07% 2.08% 1.55% 1.04%
Supplemental data
Net assets , end of period (000’s) ........ $1,140 $1,151 $1,067 $791 $648 $841
Portfolio turnover rate ................ 43.28% 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.54 $5.24 $4.90 $4.41 $5.96 $5.43
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.10 0.09 0.08 0.06 0.05
Net realized and unrealized gains (losses) 0.22 0.54 0.36 0.56 (1.02) 0.58
Total from investment operations ........ 0.28 0.64 0.45 0.64 (0.96) 0.63
Less distributions from:
Net investment income .............. (0.13) (0.11) (0.11) (0.07) (0.08) (0.10)
Net realized gains ................. (0.23) (0.23) — (0.08) (0.51) —
Total distributions ................... (0.36) (0.34) (0.11) (0.15) (0.59) (0.10)
Net asset value, end of period .......... $5.46 $5.54 $5.24 $4.90 $4.41 $5.96
Total return
c
....................... 5.01% 12.60% 9.15% 14.61% (16.00)% 11.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.86% 0.84% 0.82% 0.83% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.81% 0.81% 0.81%
e
0.82%
e
0.81%
e
Net investment income ............... 2.00% 1.94% 1.81% 1.81% 1.29% 0.80%
Supplemental data
Net assets , end of period (000’s) ........ $195,630 $200,976 $207,665 $222,332 $223,917 $302,084
Portfolio turnover rate ................ 43.28% 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.78 $5.45 $5.10 $4.58 $6.17 $5.62
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.10 0.09 0.08 0.06 0.04
Net realized and unrealized gains (losses) 0.23 0.56 0.36 0.58 (1.06) 0.60
Total from investment operations ........ 0.29 0.66 0.45 0.66 (1.00) 0.64
Less distributions from:
Net investment income .............. (0.12) (0.10) (0.10) (0.06) (0.08) (0.09)
Net realized gains ................. (0.23) (0.23) — (0.08) (0.51) —
Total distributions ................... (0.35) (0.33) (0.10) (0.14) (0.59) (0.09)
Net asset value, end of period .......... $5.72 $5.78 $5.45 $5.10 $4.58 $6.17
Total return
c
....................... 5.05% 12.53% 8.89% 14.62% (16.19)% 11.54%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.96% 0.94% 0.92% 0.93% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.91% 0.91% 0.91% 0.91%
e
0.92%
e
0.91%
e
Net investment income ............... 1.90% 1.84% 1.71% 1.71% 1.20% 0.70%
Supplemental data
Net assets , end of period (000’s) ........ $349,508 $349,785 $344,151 $355,128 $328,741 $418,751
Portfolio turnover rate ................ 43.28% 41.77% 53.38% 56.04% 107.31% 54.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Allocation VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 56.5%
Aerospace & Defense 1.9%
Airbus SE , ADR .................................... France 8,231 $ 457,644
BAE Systems plc ................................... United Kingdom 11,248 275,651
BWX Technologies, Inc. .............................. United States 2,172 422,780
Curtiss-Wright Corp. ................................. United States 620 469,811
Dassault Aviation SA ................................. France 810 266,072
Elbit Systems Ltd. ................................... Israel 90 68,434
Exosens SAS ...................................... France 4,480 292,614
General Dynamics Corp. .............................. United States 2,512 889,851
General Electric Co. ................................. United States 3,744 1,399,245
a
Honeywell Aerospace, Inc. ............................ United States 2,535 560,438
Howmet Aerospace, Inc. .............................. United States 27 7,259
L3Harris Technologies, Inc. ............................ United States 280 81,365
Lockheed Martin Corp. ............................... United States 1,140 580,784
MTU Aero Engines AG ............................... Germany 860 358,365
Northrop Grumman Corp. ............................. United States 924 470,602
Rolls-Royce Holdings plc ............................. United Kingdom 6,271 120,213
RTX Corp. ........................................ United States 14,486 2,748,429
Safran SA ......................................... France 1,855 731,020
Singapore Technologies Engineering Ltd. ................. Singapore 6,700 53,964
10,254,541
Air Freight & Logistics 0.2%
Deutsche Post AG ................................... Germany 5,169 314,257
DSV A/S .......................................... Denmark 1,970 468,768
783,025
Automobile Components 0.0%
†
Aisin Corp. ........................................ Japan 5,100 69,241
BorgWarner, Inc. .................................... United States 341 22,643
Continental AG ..................................... Germany 1,152 95,322
Sumitomo Electric Industries Ltd. ....................... Japan 2,400 44,537
231,743
Automobiles 0.9%
Ford Motor Co. ..................................... United States 69,221 962,172
General Motors Co. .................................. United States 11,743 905,150
Mercedes-Benz Group AG ............................ Germany 6,336 318,693
Subaru Corp. ...................................... Japan 4,600 67,299
Suzuki Motor Corp. .................................. Japan 27,200 329,004
a
Tesla, Inc. ......................................... United States 4,854 2,041,592
Toyota Motor Corp. .................................. Japan 25,921 434,242
5,058,152
Banks 3.2%
AIB Group plc ...................................... Ireland 42,764 502,583
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 2,963 74,599
Banco Santander SA ................................. Spain 14,634 203,118
Bank of America Corp. ............................... United States 36,748 2,093,901
Barclays plc ....................................... United Kingdom 51,790 347,045
BNP Paribas SA .................................... France 5,954 695,386
Citigroup, Inc. ...................................... United States 3,705 518,552
Citizens Financial Group, Inc. .......................... United States 127 8,899
Commerzbank AG ................................... Germany 1,357 57,801
Commonwealth Bank of Australia ....................... Australia 554 63,136
DBS Group Holdings Ltd. ............................. Singapore 7,150 362,039
FinecoBank Banca Fineco SpA ......................... Italy 16,000 402,304
FNB Corp. ........................................ United States 458 8,739
HDFC Bank Ltd. .................................... India 31,938 269,539

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
HSBC Holdings plc .................................. United Kingdom 58,405 $ 1,104,397
ING Groep NV ..................................... Netherlands 33,173 1,046,718
Intesa Sanpaolo SpA ................................. Italy 41,403 284,575
JPMorgan Chase & Co. ............................... United States 12,920 4,229,104
M&T Bank Corp. .................................... United States 37 8,806
National Australia Bank Ltd. ........................... Australia 1,422 37,340
NatWest Group plc .................................. United Kingdom 60,054 529,914
PNC Financial Services Group, Inc. (The) ................. United States 4,660 1,147,385
Societe Generale SA ................................. France 6,224 550,887
Standard Chartered plc ............................... United Kingdom 35,632 963,581
Sumitomo Mitsui Financial Group, Inc. , ADR ............... Japan 17,351 409,137
UniCredit SpA ...................................... Italy 7,995 716,502
Wells Fargo & Co. ................................... United States 12,543 1,036,554
17,672,541
Beverages 0.7%
Anheuser-Busch InBev SA/NV ......................... Belgium 981 81,060
Coca-Cola Co. (The) ................................. United States 4,128 335,482
Coca-Cola HBC AG ................................. Italy 1,101 71,770
Diageo plc , ADR .................................... United Kingdom 2,361 189,777
Heineken Holding NV ................................ Netherlands 874 66,555
Heineken NV ...................................... Netherlands 3,373 283,206
Kirin Holdings Co. Ltd. ............................... Japan 8,700 150,042
a
Monster Beverage Corp. .............................. United States 12,577 1,208,901
PepsiCo, Inc. ...................................... United States 9,292 1,258,137
3,644,930
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 7,084 1,782,618
a
Alnylam Pharmaceuticals, Inc. .......................... United States 607 182,725
Amgen, Inc. ....................................... United States 2,850 1,032,042
a
Argenx SE , ADR .................................... Netherlands 480 445,330
a
Biogen, Inc. ....................................... United States 40 8,642
a
BioNTech SE , ADR .................................. Germany 1,720 160,046
a
Exelixis, Inc. ....................................... United States 2,866 155,939
Gilead Sciences, Inc. ................................ United States 7,434 939,212
a
Halozyme Therapeutics, Inc. ........................... United States 1,582 123,823
a
Incyte Corp. ....................................... United States 314 35,595
a
Natera, Inc. ........................................ United States 559 151,741
Regeneron Pharmaceuticals, Inc. ....................... United States 151 94,154
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,552 770,925
5,882,792
Broadline Retail 2.2%
b
Alibaba Group Holding Ltd. ............................ China 10,622 127,341
a
Amazon.com, Inc. ................................... United States 41,473 9,884,675
a
Etsy, Inc. .......................................... United States 163 12,279
b
JD.com, Inc. , ADR ................................... China 9,983 254,367
Macy's, Inc. ........................................ United States 36,882 868,571
a
MercadoLibre, Inc. .................................. Brazil 160 271,582
Next plc .......................................... United Kingdom 2,282 440,295
Prosus NV ........................................ China 5,158 224,134
Ryohin Keikaku Co. Ltd. .............................. Japan 3,700 80,875
Wesfarmers Ltd. .................................... Australia 1,392 87,116
12,251,235
Building Products 0.5%
Allegion plc ........................................ United States 26 3,653

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Belimo Holding AG .................................. Switzerland 582 $ 654,388
Cie de Saint-Gobain SA .............................. France 4,686 424,938
Geberit AG ........................................ Switzerland 143 95,426
Johnson Controls International plc ....................... United States 4,895 715,208
Trane Technologies plc ............................... United States 1,631 801,082
2,694,695
Capital Markets 1.4%
3i Group plc ....................................... United Kingdom 8,075 265,537
Bank of New York Mellon Corp. (The) .................... United States 2,569 371,503
BlackRock, Inc. ..................................... United States 467 449,049
Blackstone, Inc. .................................... United States 2,276 267,817
Charles Schwab Corp. (The) ........................... United States 25,970 2,396,252
Daiwa Securities Group, Inc. ........................... Japan 25,323 251,147
Deutsche Bank AG .................................. Germany 14,338 485,585
c
Euronext NV , 144A , Reg S ............................ Netherlands 1,620 259,121
Goldman Sachs Group, Inc. (The) ....................... United States 123 124,398
ICG plc ........................................... United Kingdom 14,800 331,715
Intercontinental Exchange, Inc. ......................... United States 3,379 415,989
Morgan Stanley ..................................... United States 1,979 413,690
MSCI, Inc. , A ....................................... United States 14 7,841
S&P Global, Inc. .................................... United States 1,018 414,591
Singapore Exchange Ltd. ............................. Singapore 16,400 305,982
Swissquote Group Holding SA .......................... Switzerland 7,700 361,180
Tradeweb Markets, Inc. , A ............................. United States 2,264 225,630
UBS Group AG ..................................... Switzerland 8,827 437,476
XP, Inc. , A ......................................... Brazil 6 98
7,784,601
Chemicals 1.5%
Air Products and Chemicals, Inc. ........................ United States 6,279 1,840,877
Akzo Nobel NV ..................................... Netherlands 2,982 202,794
Asahi Kasei Corp. ................................... Japan 10,200 113,445
CF Industries Holdings, Inc. ........................... United States 5,502 595,646
Corteva, Inc. ....................................... United States 99 8,384
Ecolab, Inc. ........................................ United States 1,411 393,119
EMS-Chemie Holding AG ............................. Switzerland 131 112,293
Linde plc .......................................... United States 5,411 2,807,984
Mitsubishi Chemical Group Corp. ....................... Japan 12,500 87,712
Nitto Denko Corp. ................................... Japan 12,900 253,792
Sherwin-Williams Co. (The) ............................ United States 5,308 1,827,651
Yara International ASA ............................... Brazil 3,379 148,601
8,392,298
Commercial Services & Supplies 0.3%
Brambles Ltd. ...................................... Australia 7,421 100,199
Cintas Corp. ....................................... United States 993 168,889
Republic Services, Inc. , A ............................. United States 1,524 324,734
Securitas AB , B ..................................... Sweden 2,651 43,537
Veralto Corp. ....................................... United States 6,980 618,986
a
Verisure plc ........................................ United Kingdom 16,737 186,592
1,442,937
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 5,990 1,017,581
Cisco Systems, Inc. ................................. United States 5,698 669,287
Motorola Solutions, Inc. ............................... United States 3,644 1,513,317
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 36,971 414,619

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Ubiquiti, Inc. ....................................... United States 52 $ 27,769
3,642,573
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,331 342,790
Eiffage SA ......................................... France 1,214 179,071
521,861
Construction Materials 0.5%
CRH plc .......................................... United States 2,173 232,511
Holcim AG ........................................ United States 5,061 456,314
Martin Marietta Materials, Inc. .......................... United States 3,378 1,948,092
2,636,917
Consumer Finance 0.4%
American Express Co. ............................... United States 3,550 1,200,788
Capital One Financial Corp. ........................... United States 5,260 1,055,261
Synchrony Financial ................................. United States 1,740 132,327
2,388,376
Consumer Staples Distribution & Retail 0.5%
Albertsons Cos., Inc. , A ............................... United States 1,699 22,987
Carrefour SA ....................................... France 23,455 435,442
Costco Wholesale Corp. .............................. United States 571 534,153
Dollar General Corp. ................................. United States 3,697 425,562
a
Dollar Tree, Inc. .................................... United States 2,685 324,751
Koninklijke Ahold Delhaize NV .......................... Netherlands 11,632 468,099
Kroger Co. (The) .................................... United States 11,412 633,708
Woolworths Group Ltd. ............................... Australia 2,117 58,493
2,903,195
Containers & Packaging 0.1%
Crown Holdings, Inc. ................................. United States 1,618 180,925
Smurfit Westrock plc ................................. United States 9,024 417,450
598,375
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 637 4,140
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 28,093 581,525
Comcast Corp. , A ................................... United States 26,985 662,482
Deutsche Telekom AG ................................ Germany 18,252 497,628
Singapore Telecommunications Ltd. ..................... Singapore 18,400 62,818
a
Space Exploration Technologies Corp. , A .................. United States 2,091 357,268
Swisscom AG ...................................... Switzerland 134 103,358
Telia Co. AB ....................................... Sweden 32,539 158,492
Telstra Group Ltd. ................................... Australia 68,628 240,670
Verizon Communications, Inc. .......................... United States 153 6,478
2,670,719
Electric Utilities 0.5%
Alliant Energy Corp. ................................. United States 109 8,316
American Electric Power Co., Inc. ....................... United States 1,666 227,925
Duke Energy Corp. .................................. United States 713 90,251
Edison International ................................. United States 1,537 114,430
Endesa SA ........................................ Spain 6,274 285,067
Enel SpA ......................................... Italy 9,069 104,025

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Entergy Corp. ...................................... United States 5,129 $ 589,117
Iberdrola SA ....................................... Spain 29,245 727,896
NextEra Energy, Inc. ................................. United States 3,946 346,340
Pinnacle West Capital Corp. ........................... United States 79 8,453
Southern Co. (The) .................................. United States 1,398 133,803
SSE plc .......................................... United Kingdom 9,650 311,333
2,946,956
Electrical Equipment 0.8%
ABB Ltd. .......................................... Switzerland 4,333 471,341
AMETEK, Inc. ...................................... United States 1,907 461,380
Eaton Corp. plc ..................................... United States 3,900 1,661,868
Fujikura Ltd. ....................................... Japan 20,500 812,658
Mitsubishi Electric Corp. .............................. Japan 8,400 308,066
nVent Electric plc ................................... United States 2,322 393,834
Vestas Wind Systems A/S ............................. Denmark 2,910 82,392
4,191,539
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , A .................................. United States 8,199 1,445,648
Halma plc ......................................... United Kingdom 858 44,846
Inficon Holding AG .................................. Switzerland 500 112,941
Murata Manufacturing Co. Ltd. ......................... Japan 6,100 437,887
Yokogawa Electric Corp. .............................. Japan 4,200 147,602
2,188,924
Energy Equipment & Services 0.0%
†
CES Energy Solutions Corp. ........................... Canada 3,076 35,938
Entertainment 0.6%
CTS Eventim AG & Co. KGaA .......................... Germany 4,400 256,999
Electronic Arts, Inc. .................................. United States 1,221 250,354
a
Netflix, Inc. ........................................ United States 31,741 2,266,307
Nexon Co. Ltd. ..................................... Japan 6,900 91,702
a
Spotify Technology SA ................................ United States 1,019 467,853
Walt Disney Co. (The) ................................ United States 80 7,700
3,340,915
Financial Services 2.1%
a
Berkshire Hathaway, Inc. , B ............................ United States 5,592 2,798,181
Industrivarden AB , A ................................. Sweden 2,173 121,914
Investor AB , B ...................................... Sweden 2,198 91,329
Mastercard, Inc. , A .................................. United States 3,612 1,855,123
MGIC Investment Corp. ............................... United States 10,609 299,174
ORIX Corp. ........................................ Japan 15,500 590,419
PayPal Holdings, Inc. ................................ United States 11,559 499,118
Visa, Inc. , A ........................................ United States 14,039 4,816,640
Washington H Soul Pattinson & Co. Ltd. .................. Australia 6,959 222,443
Western Union Co. (The) .............................. United States 4,091 31,501
11,325,842
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 6,551 500,496
Barry Callebaut AG .................................. Switzerland 207 286,240
Ingredion, Inc. ...................................... United States 76 7,198
Nestle SA ......................................... Switzerland 8,049 825,547

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
c
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 163,000 $ 172,831
1,792,312
Gas Utilities 0.0%
†
Atmos Energy Corp. ................................. United States 43 7,408
Tokyo Gas Co. Ltd. .................................. Japan 5,600 212,048
UGI Corp. ......................................... United States 233 8,048
227,504
Ground Transportation 0.9%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,302 286,119
Central Japan Railway Co. ............................ Japan 3,200 68,304
a
Lyft, Inc. , A ........................................ United States 35,623 520,452
Seibu Holdings, Inc. ................................. Japan 4,200 82,277
a
Uber Technologies, Inc. ............................... United States 18,486 1,333,950
Union Pacific Corp. .................................. United States 2,151 585,072
a
XPO, Inc. ......................................... United States 9,070 1,861,980
4,738,154
Health Care Equipment & Supplies 0.8%
Abbott Laboratories .................................. United States 4,569 414,591
Alcon AG ......................................... United States 5,430 366,144
Becton Dickinson & Co. ............................... United States 4,578 692,789
a
Boston Scientific Corp. ............................... United States 5,180 221,082
Cochlear Ltd. ...................................... Australia 989 83,072
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 3,902 86,681
Hoya Corp. ........................................ Japan 3,100 500,034
a
Intuitive Surgical, Inc. ................................ United States 2,794 1,111,118
Medtronic plc ...................................... United States 634 49,598
Stryker Corp. ...................................... United States 2,164 681,314
4,206,423
Health Care Providers & Services 1.3%
Cardinal Health, Inc. ................................. United States 3,167 752,352
Cigna Group (The) .................................. United States 28 7,719
CVS Health Corp. ................................... United States 19,580 2,025,551
Fresenius Medical Care AG ............................ Germany 1,274 57,675
HCA Healthcare, Inc. ................................. United States 1,639 639,030
McKesson Corp. .................................... United States 2,218 1,675,921
UnitedHealth Group, Inc. .............................. United States 4,193 1,742,737
6,900,985
Health Care Technology 0.0%
†
Pro Medicus Ltd. .................................... Australia 503 71,111
Hotels, Restaurants & Leisure 0.8%
a
Airbnb, Inc. , A ...................................... United States 3,989 570,826
Amadeus IT Group SA ............................... Spain 4,600 269,106
Booking Holdings, Inc. ............................... United States 10,386 1,851,201
Boyd Gaming Corp. ................................. United States 716 63,244
a
Chipotle Mexican Grill, Inc. , A .......................... United States 13,346 453,764
Compass Group plc ................................. United Kingdom 3,298 106,556
a,c
Evolution AB , 144A , Reg S ............................ Sweden 2,133 146,419
Expedia Group, Inc. ................................. United States 1,487 380,493
InterContinental Hotels Group plc ....................... United States 2,002 344,109
McDonald's Corp. ................................... United States 25 6,758
4,192,476

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 0.2%
Barratt Redrow plc .................................. United Kingdom 57,200 $ 213,320
DR Horton, Inc. ..................................... United States 791 128,838
Persimmon plc ..................................... United Kingdom 19,505 271,949
Sony Group Corp. ................................... Japan 27,600 555,424
1,169,531
Household Products 0.3%
Colgate-Palmolive Co. ............................... United States 3,228 295,943
Procter & Gamble Co. (The) ........................... United States 9,815 1,439,272
Reckitt Benckiser Group plc ........................... United Kingdom 624 40,643
1,775,858
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 4,048 261,784
Vistra Corp. ........................................ United States 615 97,558
359,342
Industrial Conglomerates 0.2%
Hitachi Ltd. ........................................ Japan 11,900 329,346
Honeywell International, Inc. ........................... United States 2,535 567,586
Jardine Matheson Holdings Ltd. ........................ Indonesia 800 49,334
Siemens AG ....................................... Germany 981 315,399
1,261,665
Industrial REITs 0.0%
†
Prologis, Inc. ....................................... United States 1,494 202,392
Insurance 1.4%
AIA Group Ltd. ..................................... Hong Kong 39,164 358,556
Allianz SE ......................................... Germany 116 54,908
Allstate Corp. (The) .................................. United States 384 91,369
American International Group, Inc. ...................... United States 1 75
Assured Guaranty Ltd. ............................... United States 190 15,230
AXA SA ........................................... France 12,409 621,808
Axis Capital Holdings Ltd. ............................. United States 1 107
Chubb Ltd. ........................................ United States 25 8,519
Hartford Insurance Group, Inc. (The) ..................... United States 61 8,084
Japan Post Holdings Co. Ltd. .......................... Japan 21,400 287,641
Japan Post Insurance Co. Ltd. ......................... Japan 10,500 99,250
Marsh & McLennan Cos., Inc. .......................... United States 8,405 1,400,861
MS&AD Insurance Group Holdings, Inc. .................. Japan 6,900 178,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 365 203,838
Old Republic International Corp. ........................ United States 211 8,634
Progressive Corp. (The) .............................. United States 2,888 630,884
Prudential plc ...................................... Hong Kong 11,752 156,090
QBE Insurance Group Ltd. ............................ Australia 11,476 199,627
RenaissanceRe Holdings Ltd. .......................... United States 1,457 461,723
Sompo Holdings, Inc. ................................ Japan 12,500 474,879
Suncorp Group Ltd. .................................. Australia 3,674 49,015
Travelers Cos., Inc. (The) ............................. United States 6,187 2,042,453
Unum Group ....................................... United States 101 9,029
7,361,428
Interactive Media & Services 3.3%
Alphabet, Inc. , A .................................... United States 27,251 9,738,690
Alphabet, Inc. , C .................................... United States 7,196 2,542,562
LY Corp. .......................................... Japan 32,700 87,033
Meta Platforms, Inc. , A ............................... United States 9,346 5,264,508

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
c
Scout24 SE , 144A , Reg S ............................. Germany 3,270 $ 270,608
b
Tencent Holdings Ltd. ................................ China 2,250 124,161
18,027,562
IT Services 0.2%
Accenture plc , A .................................... United States 3 373
Cognizant Technology Solutions Corp. , A .................. United States 1 39
NEC Corp. ........................................ Japan 7,000 168,996
a
Shopify, Inc. , A ..................................... Canada 3,724 425,207
a
Snowflake, Inc. , A ................................... United States 1,680 427,560
1,022,175
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. .......................... Japan 2,700 62,589
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ............................. United States 2,326 308,963
Danaher Corp. ..................................... United States 2,906 553,535
Eurofins Scientific SE ................................ Luxembourg 647 50,631
Lonza Group AG .................................... Switzerland 660 445,239
a
Medpace Holdings, Inc. ............................... United States 927 490,930
QIAGEN NV ....................................... United States 2,943 113,847
Thermo Fisher Scientific, Inc. .......................... United States 5,346 2,680,271
a
Waters Corp. ...................................... United States 2,388 895,595
5,539,011
Machinery 1.6%
Atlas Copco AB , A ................................... Sweden 2,435 49,355
Caterpillar, Inc. ..................................... United States 1,464 1,559,014
CNH Industrial NV ................................... United States 34,582 388,356
Deere & Co. ....................................... United States 3,299 2,092,655
GEA Group AG ..................................... Germany 2,445 167,888
Interroll Holding AG .................................. Switzerland 170 267,991
Komatsu Ltd. ...................................... Japan 4,700 183,523
Kone OYJ , B ....................................... Finland 1,859 105,749
Parker-Hannifin Corp. ................................ United States 2,455 2,401,285
Rational AG ....................................... Germany 107 78,387
Sandvik AB ........................................ Sweden 5,521 227,991
Schindler Holding AG ................................ Switzerland 467 148,453
Toro Co. (The) ..................................... United States 1 97
c
VAT Group AG , 144A , Reg S ........................... Switzerland 460 403,383
Wartsila OYJ Abp ................................... Finland 9,094 347,320
Xylem, Inc. ........................................ United States 2,277 269,164
Yangzijiang Shipbuilding Holdings Ltd. .................... China 44,900 119,111
8,809,722
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 26,000 104,300
Media 0.0%
†
Fox Corp. , A ....................................... United States 507 26,445
Metals & Mining 0.4%
Anglogold Ashanti plc ................................ Australia 4,426 358,019
BHP Group Ltd. .................................... Australia 21,205 883,675
Fortescue Ltd. ...................................... Australia 29,874 397,631
Fresnillo plc ....................................... Mexico 932 33,941

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Newmont Corp. ..................................... United States 7,434 $ 694,336
2,367,602
Multi-Utilities 0.7%
Centrica plc ....................................... United Kingdom 93,856 212,700
CMS Energy Corp. .................................. United States 1 77
Consolidated Edison, Inc. ............................. United States 804 88,947
DTE Energy Co. .................................... United States 55 8,380
Sempra, Inc. ....................................... United States 14,714 1,364,135
WEC Energy Group, Inc. .............................. United States 16,511 1,927,989
3,602,228
Oil, Gas & Consumable Fuels 1.3%
APA Corp. ......................................... United States 16,131 525,387
BP plc ............................................ United States 48,964 301,802
Chevron Corp. ..................................... United States 10,082 1,671,192
ConocoPhillips ..................................... United States 14,443 1,501,494
Devon Energy Corp. ................................. United States 152 6,281
ENEOS Holdings, Inc. ................................ Japan 51,400 380,482
EOG Resources, Inc. ................................ United States 1 130
Equinor ASA ....................................... Norway 11,792 371,841
Exxon Mobil Corp. ................................... United States 9,400 1,285,168
Repsol SA ......................................... Spain 2,864 71,556
Shell plc .......................................... United States 16,059 623,972
TotalEnergies SE ................................... France 1,468 113,514
6,852,819
Passenger Airlines 0.0%
†
a
United Airlines Holdings, Inc. ........................... United States 90 12,239
Personal Care Products 0.2%
L'Oreal SA ........................................ France 1,051 460,713
Unilever plc ........................................ United Kingdom 8,318 499,642
960,355
Pharmaceuticals 2.9%
Astellas Pharma, Inc. ................................ Japan 35,100 469,521
AstraZeneca plc , ( GBP Traded) ......................... United Kingdom 6,512 1,215,819
AstraZeneca plc , ( USD Traded) ......................... United Kingdom 7,321 1,388,208
Bristol-Myers Squibb Co. .............................. United States 15,228 877,437
Chugai Pharmaceutical Co. Ltd. ........................ Japan 2,700 124,722
Eli Lilly & Co. ...................................... United States 1,445 1,733,176
GSK plc .......................................... United Kingdom 23,149 607,729
Haleon plc , ADR .................................... United States 107,800 1,005,774
Ipsen SA .......................................... France 754 145,310
Johnson & Johnson ................................. United States 14,042 3,566,247
Novartis AG ....................................... United States 6,419 1,003,241
Novo Nordisk A/S , B ................................. Denmark 6,652 319,475
Pfizer, Inc. ......................................... United States 3 72
Roche Holding AG .................................. United States 443 185,599
Roche Holding AG .................................. United States 1,929 792,986
Roche Holding AG , ADR .............................. United States 24,809 1,273,942
Royalty Pharma plc , A ................................ United States 3 168
Sanofi SA ......................................... United States 5,022 429,399
Shionogi & Co. Ltd. .................................. Japan 11,000 187,952
a
Teva Pharmaceutical Industries Ltd. , ADR ................. Israel 6,800 230,384
15,557,161

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.3%
Experian plc ....................................... United States 7,750 $ 261,203
Genpact Ltd. ....................................... United States 2 55
Paycom Software, Inc. ............................... United States 667 83,829
Recruit Holdings Co. Ltd. ............................. Japan 12,100 841,906
RELX plc ......................................... United Kingdom 3,666 115,863
Verisk Analytics, Inc. , A ............................... United States 738 132,493
Wolters Kluwer NV .................................. Netherlands 884 57,159
1,492,508
Real Estate Management & Development 0.1%
a
CBRE Group, Inc. , A ................................. United States 71 9,563
CK Asset Holdings Ltd. ............................... Hong Kong 35,500 200,555
Daito Trust Construction Co. Ltd. ........................ Japan 1,700 32,476
a
Jones Lang LaSalle, Inc. .............................. United States 159 49,282
Sun Hung Kai Properties Ltd. .......................... Hong Kong 9,500 136,737
Vonovia SE ........................................ Germany 1,690 41,691
470,304
Residential REITs 0.0%
†
Sun Communities, Inc. ............................... United States 1,646 197,372
Retail REITs 0.0%
†
Klepierre SA ....................................... France 3,910 163,413
Regency Centers Corp. ............................... United States 102 8,133
171,546
Semiconductors & Semiconductor Equipment 9.2%
a
Advanced Micro Devices, Inc. .......................... United States 819 475,765
Advantest Corp. .................................... Japan 3,600 740,622
Applied Materials, Inc. ................................ United States 1,620 1,171,260
a
ARM Holdings plc , ADR .............................. United States 1,742 617,661
ASML Holding NV ................................... Netherlands 1,031 2,041,562
ASML Holding NV , ADR .............................. Netherlands 901 1,792,485
Broadcom, Inc. ..................................... United States 15,814 5,973,739
a
Cerebras Systems, Inc. , A ............................. United States 400 88,400
Disco Corp. ........................................ Japan 710 369,366
a
Intel Corp. ......................................... United States 24,296 3,392,451
a
Kioxia Holdings Corp. ................................ Japan 1,400 813,722
KLA Corp. ......................................... United States 5,690 1,716,730
Lam Research Corp. ................................. United States 3,371 1,460,755
Lasertec Corp. ..................................... Japan 300 95,292
Microchip Technology, Inc. ............................ United States 16,200 1,477,440
Micron Technology, Inc. ............................... United States 3,247 3,747,980
Monolithic Power Systems, Inc. ......................... United States 489 675,974
a
Nova Ltd. ......................................... Israel 660 358,340
NVIDIA Corp. ...................................... United States 76,549 15,316,689
QUALCOMM, Inc. ................................... United States 5,926 1,095,066
STMicroelectronics NV ............................... Singapore 7,307 540,506
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 10,568 833,712
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 7,945 3,794,294
Texas Instruments, Inc. ............................... United States 4,204 1,253,086
Tokyo Electron Ltd. .................................. Japan 500 242,427
a
Tower Semiconductor Ltd. ............................. Israel 809 209,464
50,294,788
Software 3.1%
a
Adobe, Inc. ........................................ United States 3,600 738,072
a
Autodesk, Inc. ...................................... United States 238 46,272

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Cadence Design Systems, Inc. ......................... United States 97 $ 36,406
a
Check Point Software Technologies Ltd. .................. Israel 1,746 229,477
a
Crowdstrike Holdings, Inc. , A ........................... United States 335 255,652
a,d
CyberArk Software Ltd. ............................... United States 1,450 65,250
a
Datadog, Inc. , A .................................... United States 1,337 348,101
a
DocuSign, Inc. , A ................................... United States 167 7,418
a
Dropbox, Inc. , A .................................... United States 31,965 878,078
a
Fair Isaac Corp. .................................... United States 201 240,151
Intuit, Inc. ......................................... United States 1,209 315,549
a
Kinaxis, Inc. ....................................... Canada 2,840 304,916
Microsoft Corp. ..................................... United States 22,287 8,313,497
a
Nice Ltd. .......................................... Israel 1,235 111,847
Oracle Corp. ....................................... United States 5,045 739,345
a
Palo Alto Networks, Inc. .............................. United States 5,103 1,740,225
RingCentral, Inc. , A .................................. United States 15,749 613,896
Sage Group plc (The) ................................ United Kingdom 13,438 145,790
Salesforce, Inc. ..................................... United States 1,998 313,007
SAP SE .......................................... Germany 2,004 308,913
a
ServiceNow, Inc. .................................... United States 2,556 253,760
a
Synopsys, Inc. ..................................... United States 2,449 1,092,425
a
Teradata Corp. ..................................... United States 1,207 41,822
17,139,869
Specialized REITs 0.1%
VICI Properties, Inc. , A ............................... United States 13,323 353,726
Specialty Retail 0.9%
Bath & Body Works, Inc. .............................. United States 4 92
Best Buy Co., Inc. ................................... United States 2,877 218,307
a
Carvana Co. , A ..................................... United States 4,056 266,966
Fast Retailing Co. Ltd. ................................ Japan 820 420,122
H & M Hennes & Mauritz AB , B ......................... Sweden 2,956 50,849
Home Depot, Inc. (The) ............................... United States 3,359 1,184,652
Industria de Diseno Textil SA ........................... Spain 5,355 337,538
JD Sports Fashion plc ................................ United Kingdom 253,293 284,693
a
O'Reilly Automotive, Inc. .............................. United States 15,141 1,394,335
Ross Stores, Inc. ................................... United States 3,895 829,051
TJX Cos., Inc. (The) ................................. United States 598 90,597
5,077,202
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc. ........................................ United States 38,796 11,226,010
Canon, Inc. ........................................ Japan 2,200 56,343
Logitech International SA ............................. Switzerland 685 64,259
Samsung Electronics Co. Ltd. .......................... South Korea 2,631 583,812
a
Sandisk Corp. ...................................... United States 563 1,280,110
Western Digital Corp. ................................ United States 2,198 1,403,906
14,614,440
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 1,401 287,527
Asics Corp. ........................................ Japan 12,700 345,424
a
Crocs, Inc. ........................................ United States 1,107 133,548
Kering SA ......................................... France 403 113,995
LVMH Moet Hennessy Louis Vuitton SE .................. France 493 272,659
Pandora A/S ....................................... Denmark 1,580 181,521

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ...................................... United States 222 $ 32,496
1,367,170
Tobacco 0.2%
Altria Group, Inc. .................................... United States 12,908 928,731
Imperial Brands plc .................................. United Kingdom 6,369 235,391
1,164,122
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 2,695 392,877
Fastenal Co. ....................................... United States 10,163 488,129
Mitsubishi Corp. .................................... Japan 1,300 34,778
Toyota Tsusho Corp. ................................. Japan 10,800 401,999
WW Grainger, Inc. ................................... United States 669 910,108
2,227,891
Transportation Infrastructure 0.0%
†
c
Aena SME SA , 144A , Reg S ........................... Spain 5,904 179,910
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. ................................... United States 3,690 618,923
Vodafone Group plc ................................. United Kingdom 314,189 415,849
1,034,772
Total Common Stocks (Cost $ 180,777,301 ) ...................................
308,478,769
Management Investment Companies 1.4%
Capital Markets 1.4%
e
Franklin FTSE Japan ETF ............................. United States 154,075 6,124,481
e
Franklin Ultra Short Bond ETF .......................... United States 68,760 1,721,407
7,845,888
Total Management Investment Companies (Cost $ 7,681,454 ) ...................
7,845,888
Preferred Stocks 0.1%
Household Products 0.0%
†
f
Henkel AG & Co. KGaA , 2 .81% ......................... Germany 1,376 115,721
Life Sciences Tools & Services 0.1%
f
Sartorius AG , 0 .32% ................................. Germany 1,260 330,559
Total Preferred Stocks (Cost $ 504,416 ) .......................................
446,280
Rights
Rights 0.0%
†
Construction & Engineering 0.0%
†
a
ACS Actividades de Construccion y Servicios SA , 7/13/26 ..... Spain 2,331 4,893
Total Rights (Cost $ 4,980 ) ..................................................
4,893

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country Units a Value
a a a a a a
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP ........................ United States 43,264 $ 1,590,385
1,590,385
Total Limited Partnerships (Cost $ 1,161,299 ) .................................
1,590,385
Principal
Amount
*
Corporate Bonds 13.1%
Aerospace & Defense 0.5%
c
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 200,000 203,679
Boeing Co. (The) ,
Senior Bond , 3.6% , 5/01/34 .......................... United States 200,000 180,076
Senior Bond , 3.5% , 3/01/39 .......................... United States 200,000 163,209
Senior Bond , 6.875% , 3/15/39 ........................ United States 100,000 111,973
Senior Bond , 5.705% , 5/01/40 ........................ United States 350,000 356,080
Senior Bond , 3.9% , 5/01/49 .......................... United States 30,000 22,530
Senior Note , 6.528% , 5/01/34 ........................ United States 195,000 212,213
c
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 65,000 64,032
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 285,000 285,187
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 25,000 25,209
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 35,000 34,369
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 85,000 82,747
Senior Bond , 5.95% , 2/01/37 ......................... United States 260,000 275,981
Senior Note , 4.85% , 10/15/31 ........................ United States 50,000 50,189
Lockheed Martin Corp. , Senior Bond , 4.07% , 12/15/42 .......
United States 130,000 110,244
Northrop Grumman Corp. , Senior Bond , 4.95% , 3/15/53 ......
United States 220,000 197,101
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 235,000 234,382
2,609,201
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 510,000 517,156
Senior Note , 144A, 4.5% , 9/18/30 ..................... United States 55,000 54,027
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 200,000 203,351
774,534
Banks 2.7%
Bank of America Corp. ,
Senior Bond , 3.974% to 2/06/29, FRN thereafter , 2/07/30 ... United States 200,000 196,263
Senior Bond , 1.922% to 10/23/30, FRN thereafter , 10/24/31 . United States 200,000 177,503
Senior Bond , 2.687% to 4/21/31, FRN thereafter , 4/22/32 ... United States 200,000 181,203
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 540,000 529,494
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 225,000 229,488
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,280,000 1,307,093
Sub. Bond , 5.744% to 2/11/35, FRN thereafter , 2/12/36 ..... United States 150,000 153,101
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 58,000 53,916

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc , Senior Note , 5.086% to 2/24/28, FRN thereafter ,
2/25/29 ......................................... United Kingdom 230,000 $ 231,324
c
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 248,096
c
CaixaBank SA , Senior Non-Preferred Note , 144A, 4.885% to
7/02/30, FRN thereafter , 7/03/31 ...................... Spain 200,000 199,317
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 500,000 506,257
Citigroup, Inc. ,
g
Junior Sub. Bond , 6.625% to 2/14/31, FRN thereafter ,
Perpetual ....................................... United States 125,000 127,410
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 465,000 460,966
Senior Bond , 2.572% to 6/02/30, FRN thereafter , 6/03/31 ... United States 400,000 367,607
Senior Bond , 3.057% to 1/24/32, FRN thereafter , 1/25/33 ... United States 285,000 258,264
Senior Note , 5.174% to 2/12/29, FRN thereafter , 2/13/30 .... United States 360,000 363,885
Cooperatieve Rabobank UA , Senior Bond , 5.25% , 5/24/41 ....
Netherlands 105,000 103,498
c
Danske Bank A/S ,
Senior Non-Preferred Note , 144A, 5.705% to 2/28/29, FRN
thereafter , 3/01/30 ................................. Denmark 200,000 204,616
Senior Preferred Note , 144A, 5.427% to 2/28/27, FRN
thereafter , 3/01/28 ................................. Denmark 400,000 402,585
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 200,000 205,827
Huntington Bancshares, Inc. , Senior Bond , 2.55% , 2/04/30 ....
United States 200,000 184,904
JPMorgan Chase & Co. ,
Senior Bond , 3.54% to 4/30/27, FRN thereafter , 5/01/28 .... United States 1,030,000 1,021,671
Senior Bond , 1.953% to 2/03/31, FRN thereafter , 2/04/32 ... United States 150,000 132,065
Senior Bond , 5.35% to 5/31/33, FRN thereafter , 6/01/34 .... United States 535,000 544,135
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 100,000 101,531
Senior Bond , 5.148% to 4/22/36, FRN thereafter , 4/23/37 ... United States 145,000 144,011
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 400,000 404,563
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 200,000 186,779
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 190,000 192,966
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 200,000 202,137
Mizuho Financial Group, Inc. ,
Senior Note , 5.778% to 7/05/28, FRN thereafter , 7/06/29 .... Japan 200,000 204,364
Senior Note , 5.098% to 5/12/30, FRN thereafter , 5/13/31 .... Japan 200,000 201,618
Morgan Stanley Bank NA , Senior Note , 4.788% to 5/09/29, FRN
thereafter , 5/10/30 ................................. United States 500,000 500,561
NatWest Group plc ,
Senior Note , 5.808% to 9/12/28, FRN thereafter , 9/13/29 .... United Kingdom 200,000 204,419
Senior Note , 4.964% to 8/14/29, FRN thereafter , 8/15/30 .... United Kingdom 200,000 200,624
PNC Financial Services Group, Inc. (The) ,
g
T , Junior Sub. Bond , 3.4% to 9/14/26, FRN thereafter ,
Perpetual ....................................... United States 230,000 229,958
Senior Bond , 5.676% to 1/21/34, FRN thereafter , 1/22/35 ... United States 50,000 51,544
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 70,000 70,680
Senior Note , 5.222% to 1/28/30, FRN thereafter , 1/29/31 .... United States 210,000 213,438
Royal Bank of Canada , Senior Note , 4.97% to 5/01/30, FRN
thereafter , 5/02/31 ................................. Canada 260,000 261,890
Sumitomo Mitsui Financial Group, Inc. , Senior Bond , 5.754% to
7/06/46, FRN thereafter , 7/07/47 ...................... Japan 200,000 198,180
Toronto-Dominion Bank (The) , Senior Note , 4.568% , 12/17/26 ..
Canada 200,000 200,370
Truist Financial Corp. ,
Senior Note , 7.161% to 10/29/28, FRN thereafter , 10/30/29 .. United States 365,000 384,488

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp., (continued)
Senior Note , 5.153% to 8/04/31, FRN thereafter , 8/05/32 .... United States 200,000 $ 201,539
I , Senior Note , 4.597% to 1/26/31, FRN thereafter , 1/27/32 .. United States 225,000 221,949
US Bancorp , Senior Note , 5.1% to 7/22/29, FRN thereafter ,
7/23/30 ......................................... United States 275,000 278,420
Wells Fargo & Co. ,
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 . United States 350,000 329,516
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 200,000 183,896
Senior Bond , 5.389% to 4/23/33, FRN thereafter , 4/24/34 ... United States 430,000 436,691
Senior Note , 4.808% to 7/24/27, FRN thereafter , 7/25/28 .... United States 550,000 551,567
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 100,000 101,136
14,849,323
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond , 3.5% , 6/01/30 .......................... Belgium 350,000 337,816
Senior Bond , 5.8% , 1/23/59 .......................... Belgium 150,000 152,861
Keurig Dr. Pepper, Inc. ,
Senior Bond , 5.3% , 3/15/34 .......................... United States 136,000 136,389
Senior Note , 4.05% , 4/15/32 ......................... United States 300,000 284,815
911,881
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond , 4.75% , 3/15/36 ......................... United States 15,000 14,681
Senior Bond , 4.85% , 6/15/44 ......................... United States 430,000 394,919
Senior Note , 4.4% , 3/15/33 .......................... United States 50,000 48,939
Amgen, Inc. ,
Senior Bond , 2.45% , 2/21/30 ......................... United States 200,000 185,529
Senior Bond , 5.25% , 3/02/33 ......................... United States 100,000 101,792
Senior Bond , 5.6% , 3/02/43 .......................... United States 290,000 288,408
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 45,000 41,088
c
CSL Finance plc ,
Senior Bond , 144A, 4.25% , 4/27/32 .................... Australia 300,000 288,477
Senior Bond , 144A, 5.106% , 4/03/34 ................... Australia 255,000 255,587
Regeneron Pharmaceuticals, Inc. ,
Senior Bond , 1.75% , 9/15/30 ......................... United States 200,000 176,925
Senior Bond , 2.8% , 9/15/50 .......................... United States 400,000 244,803
2,041,148
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 62,000 61,056
Senior Bond , 2.875% , 5/12/41 ........................ United States 60,000 44,459
Senior Bond , 5.8% , 3/13/56 .......................... United States 240,000 238,636
Senior Bond , 6.05% , 3/13/76 ......................... United States 52,000 51,883
Senior Note , 4.55% , 3/13/33 ......................... United States 40,000 39,364
435,398
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 25,000 24,942
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 150,000 155,087
180,029

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.8%
Charles Schwab Corp. (The) , Senior Bond , 5.493% to 5/20/36,
FRN thereafter , 5/21/37 ............................. United States 60,000 $ 60,832
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.615% to 4/21/31, FRN thereafter , 4/22/32 ... United States 100,000 89,834
Senior Bond , 5.851% to 4/24/34, FRN thereafter , 4/25/35 ... United States 450,000 466,809
Senior Bond , 5.536% to 1/27/35, FRN thereafter , 1/28/36 ... United States 100,000 101,599
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 150,000 146,507
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 ... United States 35,000 35,134
Senior Note , 5.727% to 4/24/29, FRN thereafter , 4/25/30 .... United States 540,000 553,502
Senior Note , 5.218% to 4/22/30, FRN thereafter , 4/23/31 .... United States 100,000 101,014
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 30,000 29,888
Morgan Stanley ,
Senior Bond , 3.622% to 3/31/30, FRN thereafter , 4/01/31 ... United States 500,000 478,917
Senior Bond , 1.794% to 2/12/31, FRN thereafter , 2/13/32 ... United States 200,000 174,021
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 735,000 739,837
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 50,000 50,780
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 50,000 48,915
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 115,000 116,300
Senior Note , 4.654% to 10/17/29, FRN thereafter , 10/18/30 .. United States 260,000 258,639
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 50,000 49,039
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 75,000 74,091
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 22,000 22,644
c
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 200,000 193,557
c
UBS Group AG ,
Senior Bond , 144A, 2.095% to 2/10/31, FRN thereafter , 2/11/32 Switzerland 425,000 374,775
Senior Note , 144A, 6.246% to 9/21/28, FRN thereafter , 9/22/29 Switzerland 200,000 206,302
4,372,936
Commercial Services & Supplies 0.0%
†
Waste Connections, Inc. ,
Senior Bond , 5% , 3/01/34 ........................... United States 45,000 45,084
Senior Bond , 4.8% , 7/15/36 .......................... United States 65,000 63,276
108,360
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 330,000 332,909
Motorola Solutions, Inc. ,
Senior Bond , 4.6% , 5/23/29 .......................... United States 130,000 129,675
Senior Bond , 5.4% , 4/15/34 .......................... United States 150,000 151,923
Senior Note , 4.85% , 8/15/30 ......................... United States 70,000 70,278
684,785
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. , Senior Bond , 5.15% , 12/01/34 ..
United States 30,000 30,008
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 150,000 133,378
American Express Co. ,
Senior Bond , 4.804% to 10/23/35, FRN thereafter , 10/24/36 . United States 125,000 121,091
Senior Note , 5.016% to 4/24/30, FRN thereafter , 4/25/31 .... United States 225,000 227,342
c
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 390,000 386,756
Senior Note , 144A, 4.95% , 10/15/32 ................... Ireland 200,000 195,244

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. ,
Senior Note , 5.463% to 7/25/29, FRN thereafter , 7/26/30 .... United States 200,000 $ 203,318
Sub. Bond , 6.183% to 1/29/35, FRN thereafter , 1/30/36 ..... United States 200,000 204,671
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 35,000 34,525
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 320,000 320,728
Senior Note , 4.2% , 10/27/28 ......................... United States 30,000 29,681
1,856,734
Consumer Staples Distribution & Retail 0.0%
†
c
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 44,000 38,302
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 126,000 119,720
158,022
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 55,000 54,497
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 45,000 43,998
Simon Property Group LP ,
Senior Bond , 2.2% , 2/01/31 .......................... United States 100,000 89,964
Senior Note , 3.375% , 12/01/27 ....................... United States 190,000 187,304
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 199,498
c
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 225,000 216,016
736,780
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 500,000 420,089
Senior Bond , 5.125% , 4/30/36 ........................ United States 45,000 44,118
Senior Bond , 3.5% , 6/01/41 .......................... United States 740,000 569,754
Senior Bond , 6.2% , 10/30/56 ......................... United States 35,000 34,622
c
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 140,000 141,259
Comcast Corp. , Senior Bond , 4.049% , 11/01/52 ............
United States 235,000 164,867
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 116,818
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 300,000 299,173
c
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 285,000 284,331
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 110,000 111,047
Senior Bond , 5.25% , 4/02/35 ......................... United States 175,000 175,014
Senior Bond , 3.4% , 3/22/41 .......................... United States 320,000 247,467
2,608,559
Electric Utilities 1.1%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 100,000 99,494
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 35,000 34,814

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Baltimore Gas and Electric Co. , Senior Bond , 4.55% , 6/01/52 ..
United States 200,000 $ 166,316
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 225,000 176,567
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 25,000 25,299
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 50,000 48,887
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 218,036
Duke Energy Indiana LLC ,
Senior Bond , 5.4% , 4/01/53 .......................... United States 350,000 329,411
DDDD , Senior Bond , 4.95% , 3/15/36 ................... United States 40,000 39,334
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 234,183
c
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 178,205
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 55,000 54,095
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 325,000 317,329
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 347,610
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 2.44% , 1/15/32 ......................... United States 300,000 264,676
Senior Bond , 5.9% , 3/15/55 .......................... United States 205,000 203,090
AA , Senior Bond , 6% to 9/30/31, FRN thereafter , 10/01/56 ... United States 40,000 39,992
Senior Note , 5.3% , 3/15/32 .......................... United States 95,000 96,848
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 10,000 9,717
Senior Note , 3.3% , 12/01/27 ......................... United States 350,000 343,527
Senior Note , 5.05% , 11/15/31 ........................ United States 115,000 114,919
Senior Secured Bond , 3.25% , 6/01/31 .................. United States 300,000 276,841
PECO Energy Co. , Senior Bond , 4.875% , 9/15/35 ...........
United States 100,000 99,065
Public Service Electric and Gas Co. , Senior Bond , 5.45% , 3/01/54
United States 135,000 130,585
Virginia Electric and Power Co. ,
Senior Bond , 2.4% , 3/30/32 .......................... United States 725,000 640,415
Senior Bond , 5% , 4/01/33 ........................... United States 200,000 201,090
Senior Bond , 4.95% , 3/15/36 ......................... United States 95,000 93,025
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 250,000 244,805
c
Vistra Operations Co. LLC ,
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 105,000 102,186
Senior Note , 144A, 5.05% , 12/30/26 ................... United States 75,000 75,114
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 300,000 294,045
Xcel Energy, Inc. ,
Senior Bond , 4.6% , 6/01/32 .......................... United States 200,000 196,493
Senior Bond , 5.45% , 8/15/33 ......................... United States 150,000 152,876
5,848,889
Electrical Equipment 0.1%
Regal Rexnord Corp. ,
Senior Note , 6.3% , 2/15/30 .......................... United States 150,000 156,592
Senior Note , 6.4% , 4/15/33 .......................... United States 64,000 67,964
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 50,000 49,537
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 86,000 83,558
Senior Bond , 5.8% , 3/15/56 .......................... United States 20,000 19,698
Senior Bond , 5.95% , 3/15/66 ......................... United States 140,000 138,723
516,072

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 100,000 $ 97,263
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 226,259
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 156,934
c
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 191,591
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 135,000 134,523
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 42,000 43,642
526,690
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Bond , 5.5% , 1/15/36 .......................... United States 55,000 54,954
c
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 80,000 79,716
c
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 20,000 19,967
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 370,906
Senior Note , 5.75% , 4/01/33 ......................... United States 200,000 205,459
Kellanova , Senior Bond , 4.5% , 4/01/46 ...................
United States 30,000 25,885
Kraft Heinz Foods Co. ,
Senior Bond , 5% , 6/04/42 ........................... United States 235,000 210,665
Senior Bond , 4.375% , 6/01/46 ........................ United States 22,000 17,628
c
Mars, Inc. ,
Senior Bond , 144A, 3.2% , 4/01/30 ..................... United States 100,000 95,112
Senior Bond , 144A, 4.75% , 4/20/33 .................... United States 210,000 208,626
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 90,000 88,728
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 190,000 190,820
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 140,000 127,713
1,696,179
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.75% , 6/01/53 ....
United States 200,000 195,880
Ground Transportation 0.2%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 203,838
Burlington Northern Santa Fe LLC ,
Senior Bond , 5.75% , 5/01/40 ......................... United States 300,000 313,620
Senior Bond , 5.55% , 3/15/56 ......................... United States 45,000 44,102
CSX Corp. , Senior Bond , 4.75% , 11/15/48 .................
United States 215,000 190,593
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.1% ,
4/01/30 ......................................... Ireland 200,000 201,159
953,312
Health Care Equipment & Supplies 0.1%
Abbott Laboratories , Senior Bond , 5.5% , 3/15/56 ............
United States 180,000 176,411
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 230,000 223,478
c
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 55,000 54,707
c
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................... United States 10,000 10,052

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
c
VSP Optical Group, Inc., (continued)
Senior Note , 144A, 5.4% , 6/01/33 ..................... United States 40,000 $ 40,120
504,768
Health Care Providers & Services 0.7%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 170,000 136,804
Cigna Group (The) ,
Senior Bond , 2.375% , 3/15/31 ........................ United States 200,000 180,101
Senior Bond , 3.2% , 3/15/40 .......................... United States 250,000 195,320
CVS Health Corp. ,
Senior Bond , 1.875% , 2/28/31 ........................ United States 35,000 30,708
Senior Bond , 5.3% , 12/05/43 ......................... United States 435,000 405,958
Senior Bond , 5.125% , 7/20/45 ........................ United States 100,000 90,622
Elevance Health, Inc. , Senior Bond , 5.1% , 1/15/44 ..........
United States 100,000 93,004
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 365,000 346,354
Senior Note , 3.625% , 3/15/32 ........................ United States 200,000 186,244
Senior Note , 4.6% , 11/15/32 ......................... United States 300,000 292,291
c
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 230,000 233,737
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 United States 135,000 134,641
Senior Bond , 5.95% , 3/15/34 ......................... United States 260,000 269,232
Senior Note , 5.375% , 4/15/31 ........................ United States 25,000 25,346
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 205,629
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 225,000 185,604
UnitedHealth Group, Inc. ,
Senior Bond , 3.05% , 5/15/41 ......................... United States 585,000 441,619
Senior Note , 5.15% , 7/15/34 ......................... United States 100,000 100,943
Senior Note , 5.3% , 6/15/35 .......................... United States 95,000 96,790
3,650,947
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 103,366
Hotels, Restaurants & Leisure 0.2%
c
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 3.5% , 2/15/29 ............................... Canada 216,000 207,693
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 20,000 19,925
Senior Note , 4.65% , 3/16/31 ......................... United States 40,000 39,752
c
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 120,000 121,538
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 210,000 206,219
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 55,000 53,258
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 100,000 99,314
c
Senior Note , 144A, 5.5% , 4/01/28 ..................... United States 200,000 201,934
1,149,029
Independent Power and Renewable Electricity Producers 0.2%
Constellation Energy Generation LLC ,
Senior Bond , 5.8% , 3/01/33 .......................... United States 300,000 313,234

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Bond , 6.125% , 1/15/34 ........................ United States 350,000 $ 371,812
Senior Note , 4.4% , 1/15/31 .......................... United States 35,000 34,418
Southern Power Co. , B , Senior Bond , 4.9% , 10/01/35 ........
United States 105,000 101,910
821,374
Industrial Conglomerates 0.0%
†
c
Siemens Funding BV , Senior Bond , 144A, 5.8% , 5/28/55 ...... Germany 200,000 207,112
Insurance 0.5%
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 162,075
Aon North America, Inc. , Senior Bond , 5.75% , 3/01/54 ........
United States 70,000 68,730
Arch Capital Group Ltd. , Senior Bond , 5.95% , 6/15/56 ........
United States 130,000 131,284
Arthur J Gallagher & Co. ,
Senior Bond , 6.5% , 2/15/34 .......................... United States 150,000 161,967
Senior Bond , 5.45% , 7/15/34 ......................... United States 200,000 203,165
Senior Bond , 5.15% , 2/15/35 ......................... United States 260,000 258,245
c
Athene Global Funding ,
Senior Secured Bond , 144A, 2.673% , 6/07/31 ............ United States 200,000 176,728
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 147,699
Athene Holding Ltd. ,
Senior Bond , 6.25% , 4/01/54 ......................... United States 115,000 106,043
Senior Bond , 6.625% , 5/19/55 ........................ United States 110,000 107,052
Berkshire Hathaway Finance Corp. , Senior Bond , 3.85% , 3/15/52
United States 125,000 94,650
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 100,000 88,814
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 200,000 178,120
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 200,000 204,550
c
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 200,000 209,877
Progressive Corp. (The) , Senior Bond , 4.125% , 4/15/47 ......
United States 175,000 141,950
2,440,949
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond , 5.45% , 11/15/55 ........................ United States 200,000 191,855
Senior Note , 4.4% , 2/15/33 .......................... United States 220,000 215,341
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 55,000 54,632
Senior Bond , 6.3% , 5/15/56 .......................... United States 165,000 164,354
626,182
IT Services 0.1%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 241,000 245,976
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond , 4.4% , 9/15/32 .......................... United States 200,000 190,003
Senior Note , 5.85% , 3/18/29 ......................... United States 200,000 204,665
394,668
Life Sciences Tools & Services 0.0%
†
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 45,000 44,487

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery 0.0%
†
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 150,000 $ 150,160
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 4.4% , 4/01/33 ................... United States 100,000 92,120
Senior Secured Bond , 6.55% , 6/01/34 .................. United States 400,000 408,513
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 50,000 48,421
Senior Secured Bond , 5.375% , 4/01/38 ................. United States 300,000 268,891
Senior Secured Bond , 3.5% , 6/01/41 ................... United States 45,000 31,524
Senior Secured Bond , 3.5% , 3/01/42 ................... United States 100,000 69,154
918,623
Metals & Mining 0.1%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 198,495
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 90,000 87,068
c
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 200,000 201,298
Newmont Corp. / Newcrest Finance Pty. Ltd. , Senior Note , 5.35% ,
3/15/34 ......................................... United States 40,000 41,059
527,920
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co. ,
Senior Bond , 1.65% , 5/15/31 ......................... United States 300,000 259,907
Senior Bond , 5.15% , 11/15/43 ........................ United States 200,000 188,438
Public Service Enterprise Group, Inc. , Senior Bond , 5.4% , 3/15/35
United States 50,000 50,700
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 260,000 256,920
755,965
Oil, Gas & Consumable Fuels 0.8%
c
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 150,000 139,739
Cheniere Energy, Inc. ,
c
Senior Bond , 144A, 5.2% , 7/30/36 ..................... United States 15,000 14,775
Senior Note , 5.65% , 4/15/34 ......................... United States 50,000 51,332
c
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 100,000 102,235
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 290,000 300,223
Energy Transfer LP ,
Senior Bond , 5.55% , 5/15/34 ......................... United States 300,000 304,865
Senior Bond , 5.15% , 3/15/45 ......................... United States 525,000 468,587
c
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 420,000 413,199
Hess Corp. ,
Senior Bond , 7.125% , 3/15/33 ........................ United States 150,000 168,643
Senior Bond , 5.6% , 2/15/41 .......................... United States 250,000 253,262
MPLX LP ,
Senior Bond , 5.4% , 4/01/35 .......................... United States 200,000 200,042
Senior Bond , 5.5% , 2/15/49 .......................... United States 145,000 133,735
Occidental Petroleum Corp. , Senior Bond , 6.6% , 3/15/46 ......
United States 160,000 170,863
Targa Resources Corp. ,
Senior Bond , 6.5% , 2/15/53 .......................... United States 215,000 225,190
Senior Bond , 6.05% , 5/15/56 ......................... United States 70,000 69,286
Senior Note , 4.35% , 4/15/31 ......................... United States 40,000 39,090

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4% , 1/15/32 ................ United States 300,000 $ 284,614
TotalEnergies Capital SA , Senior Bond , 5.275% , 9/10/54 ......
France 220,000 207,409
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 85,000 84,181
c
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 200,000 227,172
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 168,000 170,760
Senior Note , 4.9% , 8/01/30 .......................... United States 75,000 74,792
Williams Cos., Inc. (The) ,
Senior Bond , 2.6% , 3/15/31 .......................... United States 200,000 181,052
Senior Bond , 5.1% , 9/15/45 .......................... United States 100,000 91,038
4,376,084
Paper & Forest Products 0.0%
†
c
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 115,000 114,429
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 800,000 749,568
Pharmaceuticals 0.4%
c
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 400,000 395,794
Bristol-Myers Squibb Co. , Senior Bond , 4.25% , 10/26/49 ......
United States 150,000 121,989
Eli Lilly & Co. ,
Senior Bond , 5.65% , 10/15/65 ........................ United States 90,000 90,186
Senior Bond , 5.7% , 5/20/66 .......................... United States 100,000 100,624
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 40,000 39,213
Senior Bond , 5.2% , 5/22/36 .......................... United States 55,000 55,703
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 60,000 59,652
Senior Bond , 5.7% , 3/18/56 .......................... United States 130,000 132,566
Senior Note , 4.1% , 11/05/30 ......................... United States 200,000 196,541
Senior Note , 4.6% , 3/18/33 .......................... United States 50,000 49,554
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 290,000 287,302
Senior Bond , 5.3% , 5/19/53 .......................... United States 70,000 65,991
Royalty Pharma plc ,
Senior Bond , 2.15% , 9/02/31 ......................... United States 300,000 263,520
Senior Bond , 5.2% , 9/25/35 .......................... United States 65,000 64,427
Senior Bond , 3.35% , 9/02/51 ......................... United States 185,000 124,353
2,047,415
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 400,000 355,159
Semiconductors & Semiconductor Equipment 0.6%
Analog Devices, Inc. , Senior Bond , 2.8% , 10/01/41 ..........
United States 185,000 134,492
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 40,000 39,303
Senior Bond , 5.7% , 1/15/56 .......................... United States 5,000 4,964
Senior Note , 4.6% , 7/15/30 .......................... United States 285,000 284,098
c
Foundry JV Holdco LLC ,
Senior Secured Bond , 144A, 6.25% , 1/25/35 ............. United States 200,000 212,502
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 400,000 417,232

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 15,000 $ 14,390
Senior Bond , 5.3% , 5/15/36 .......................... United States 41,521 41,332
Senior Bond , 3.734% , 12/08/47 ....................... United States 260,000 187,335
Senior Bond , 6.125% , 5/15/56 ........................ United States 175,005 174,902
Marvell Technology, Inc. ,
Senior Bond , 5.3% , 4/15/36 .......................... United States 50,000 49,770
Senior Note , 4.75% , 7/15/30 ......................... United States 200,000 199,612
Senior Note , 5.95% , 9/15/33 ......................... United States 230,000 241,928
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 450,000 446,924
Senior Bond , 5.625% , 6/15/56 ........................ United States 245,000 243,363
Senior Note , 4.75% , 6/15/33 ......................... United States 70,000 69,820
Senior Note , 4.95% , 6/15/36 ......................... United States 290,000 287,569
3,049,536
Software 0.3%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 300,000 268,108
Senior Bond , 3.9% , 5/15/35 .......................... United States 49,000 41,591
Senior Bond , 5.7% , 2/04/36 .......................... United States 46,000 44,565
Senior Bond , 3.95% , 3/25/51 ......................... United States 200,000 128,064
Senior Bond , 6.7% , 2/04/56 .......................... United States 30,000 28,254
Senior Note , 2.3% , 3/25/28 .......................... United States 325,000 311,146
Senior Note , 4.45% , 9/26/30 ......................... United States 135,000 130,367
Senior Note , 4.8% , 9/26/32 .......................... United States 35,000 33,317
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 285,000 285,581
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 134,000 133,296
Senior Bond , 5.7% , 4/01/55 .......................... United States 80,000 77,651
Senior Note , 5% , 4/01/32 ........................... United States 100,000 100,210
1,582,150
Specialized REITs 0.1%
American Tower Corp. ,
Senior Bond , 5.35% , 3/15/35 ......................... United States 200,000 201,383
Senior Note , 4.7% , 12/15/32 ......................... United States 120,000 118,085
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 45,000 45,180
364,648
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 200,000 182,686
Senior Bond , 4.1% , 1/15/52 .......................... United States 225,000 164,225
Home Depot, Inc. (The) , Senior Bond , 3.625% , 4/15/52 .......
United States 410,000 296,839
Lowe's Cos., Inc. , Senior Bond , 5.75% , 7/01/53 .............
United States 210,000 206,112
849,862
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 205,000 117,384
Dell International LLC / EMC Corp. ,
Senior Bond , 5.25% , 2/15/37 ......................... United States 120,000 118,180

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Dell International LLC / EMC Corp., (continued)
Senior Note , 4.75% , 7/15/31 ......................... United States 20,000 $ 19,884
255,448
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 125,000 125,934
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 193,000 176,599
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 380,000 372,014
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 515,000 528,822
1,077,435
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 60,000 59,170
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. , Senior Note , 3.8% , 3/15/32 .....
Canada 45,000 41,977
T-Mobile USA, Inc. ,
Senior Bond , 5.3% , 5/15/35 .......................... United States 247,000 248,244
Senior Bond , 5% , 2/15/36 ........................... United States 80,000 78,287
Senior Note , 3.375% , 4/15/29 ........................ United States 530,000 512,471
Senior Note , 2.55% , 2/15/31 ......................... United States 300,000 272,281
Vodafone Group plc ,
Senior Bond , 6.15% , 2/27/37 ......................... United Kingdom 36,000 38,071
Senior Bond , 5.75% , 6/28/54 ......................... United Kingdom 50,000 47,233
1,238,564
Total Corporate Bonds (Cost $ 72,122,619 ) ....................................
71,259,667
Foreign Government and Agency Securities 1.4%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/33 ..................................... Brazil 730,000 BRL 117,493
10% , 1/01/35 ..................................... Brazil 4,070,000 BRL 633,874
Colombia Titulos de Tesoreria ,
B , 11.5% , 7/25/46 ................................. Colombia 1,770,000,000 COP 502,160
B , 12% , 3/13/58 ................................... Colombia 180,000,000 COP 52,207
c
Corp. Andina de Fomento , Senior Bond , 144A, 7.25% , 3/06/36 . Supranational
h
11,500,000 INR 116,361
c
Electricite de France SA ,
Senior Bond , 144A, 5.25% , 4/22/36 .................... France 300,000 294,625
Senior Note , 144A, 5.7% , 5/23/28 ..................... France 200,000 203,756
Inter-American Development Bank , Senior Bond , 6.85% , 2/18/36
Supranational
h
27,000,000 INR 272,090
c
Italy Buoni Poliennali del Tesoro , Senior Bond , Reg S, 3.45% ,
2/01/36 ......................................... Italy 630,000 EUR 713,825
Mexican Bonos Desarr Fixed Rate ,
M , 8% , 11/07/47 ................................... Mexico 4,330,000
i
MXN 212,787
M , 8% , 7/31/53 ................................... Mexico 16,430,000
i
MXN 798,233
M , 8% , 4/29/55 ................................... Mexico 6,900,000
i
MXN 334,239

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
New South Wales Treasury Corp. , Senior Bond , Reg S, 4.25% ,
2/20/36 ......................................... Australia 740,000 AUD $ 472,802
c
Queensland Treasury Corp. , Senior Bond , 144A, Reg S, 5.25% ,
7/21/36 ......................................... Australia 680,000 AUD 467,592
Treasury Corp. of Victoria , Senior Bond , 4.75% , 9/15/36 ......
Australia 730,000 AUD 480,670
c
United Kingdom Gilt ,
Reg S, 4.5% , 3/07/35 ............................... United Kingdom 540,000 GBP 706,169
Reg S, 4.75% , 10/22/35 ............................. United Kingdom 570,000 GBP 755,360
Reg S, 1.25% , 7/31/51 .............................. United Kingdom 120,000 GBP 67,544
Reg S, 4.375% , 7/31/54 ............................. United Kingdom 570,000 GBP 635,036
Total Foreign Government and Agency Securities (Cost $ 7,650,307 ) .............
7,836,823
U.S. Government and Agency Securities 17.6%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 119,911
U.S. Treasury Bonds ,
1.125%, 5/15/40 .................................. United States 765,000 484,356
4.375%, 5/15/40 .................................. United States 500,000 483,574
1.125%, 8/15/40 .................................. United States 332,000 208,077
1.375%, 11/15/40 ................................. United States 1,771,000 1,145,512
2.75%, 8/15/42 ................................... United States 80,000 61,137
3.875%, 5/15/43 .................................. United States 2,000,000 1,768,398
4.75%, 11/15/43 .................................. United States 460,000 452,597
3.125%, 8/15/44 .................................. United States 725,000 567,511
4.625%, 2/15/46 .................................. United States 170,000 163,226
2.5%, 5/15/46 .................................... United States 945,000 649,374
5%, 5/15/46 ..................................... United States 380,000 382,880
2.25%, 8/15/46 ................................... United States 818,000 533,777
2.75%, 11/15/47 .................................. United States 90,000 63,468
3.375%, 11/15/48 ................................. United States 2,690,000 2,104,820
3%, 2/15/49 ..................................... United States 6,671,000 4,865,661
2.25%, 8/15/49 ................................... United States 525,000 326,669
1.25%, 5/15/50 ................................... United States 1,285,000 611,805
1.375%, 8/15/50 .................................. United States 1,505,000 738,626
2.375%, 5/15/51 .................................. United States 950,000 594,381
2%, 8/15/51 ..................................... United States 1,350,000 768,920
1.875%, 11/15/51 ................................. United States 1,810,000 995,076
2.25%, 2/15/52 ................................... United States 710,000 427,678
3.625%, 2/15/53 .................................. United States 605,000 483,976
3.625%, 5/15/53 .................................. United States 1,755,000 1,402,972
4.125%, 8/15/53 .................................. United States 20,000 17,475
4.25%, 2/15/54 ................................... United States 175,000 156,177
4.75%, 8/15/55 ................................... United States 1,295,000 1,256,706
4.75%, 2/15/56 ................................... United States 130,000 126,313
5%, 5/15/56 ..................................... United States 80,000 80,856
U.S. Treasury Notes ,
1.25%, 12/31/26 .................................. United States 2,075,000 2,047,611
0.5%, 6/30/27 .................................... United States 6,535,000 6,307,350
3.25%, 6/30/27 ................................... United States 2,560,000 2,538,766
1.125%, 2/29/28 .................................. United States 8,360,000 7,955,552
3.875%, 3/31/28 .................................. United States 2,840,000 2,826,355
3.5%, 4/30/28 .................................... United States 223,000 220,400
3.75%, 4/30/28 ................................... United States 470,000 466,659
3.125%, 11/15/28 ................................. United States 820,000 800,958
1.375%, 12/31/28 ................................. United States 150,000 140,168
3.75%, 12/31/28 .................................. United States 490,000 485,186
2.625%, 2/15/29 .................................. United States 4,000,000 3,848,359
3.5%, 3/15/29 .................................... United States 300,000 294,984

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
j
Index Linked, 2.125%, 4/15/29 ....................... United States 1,000,000 $ 1,079,987
3.875%, 4/15/29 .................................. United States 4,740,000 4,704,635
3.875%, 5/15/29 .................................. United States 4,330,000 4,297,018
3.125%, 8/31/29 .................................. United States 735,000 712,405
4%, 10/31/29 .................................... United States 1,340,000 1,332,777
j
Index Linked, 1.625%, 4/15/30 ....................... United States 750,000 775,299
3.75%, 6/30/30 ................................... United States 50,000 49,194
0.625%, 8/15/30 .................................. United States 4,400,000 3,811,070
4.125%, 8/31/30 .................................. United States 3,000,000 2,992,031
3.75%, 1/31/31 ................................... United States 670,000 657,411
3.875%, 4/30/31 .................................. United States 1,580,000 1,557,534
4.125%, 5/31/31 .................................. United States 190,000 189,332
1.375%, 11/15/31 ................................. United States 7,180,000 6,201,865
4.125%, 11/15/32 ................................. United States 4,500,000 4,460,449
3.5%, 2/15/33 .................................... United States 500,000 477,129
4.125%, 4/30/33 .................................. United States 640,000 633,100
3.375%, 5/15/33 .................................. United States 1,750,000 1,653,135
3.875%, 8/15/33 .................................. United States 1,500,000 1,458,838
4.375%, 5/15/34 .................................. United States 1,000,000 1,000,488
4.25%, 5/15/35 ................................... United States 2,500,000 2,470,801
j
Index Linked, 1.875%, 7/15/35 ....................... United States 445,000 451,433
4.375%, 5/15/36 .................................. United States 3,630,000 3,610,999
k
FRN, 3.966%, ( 3-month U.S. Treasury Bill Rate + 0.19% ),
10/31/27 ........................................ United States 660,000 660,967
k
FRN, 3.875%, ( 3-month U.S. Treasury Bill Rate + 0.099% ),
1/31/28 ......................................... United States 460,000 460,123
k
FRN, 3.879%, ( 3-month U.S. Treasury Bill Rate + 0.103% ),
4/30/28 ......................................... United States 570,000 570,018
Total U.S. Government and Agency Securities (Cost $ 101,798,350 ) ..............
96,242,295
Asset-Backed Securities 1.5%
Automobiles 0.1%
Ford Credit Floorplan Master Owner Trust A , 2026-1 , A , 4.42% ,
5/15/31 . ......................................... United States 524,000 523,352
Consumer Finance 0.1%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 190,000 188,958
Toyota Auto Receivables Owner Trust , 2026-B , A3 , 4.13% ,
12/16/30 . ........................................ United States 243,000 241,743
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 .
United States 319,000 318,600
749,301
a a a a a a
Financial Services 1.2%
c ,l
Balboa Bay Loan Funding Ltd. , 2022-1A , AR , 144A, FRN ,
4.865% , ( 3-month SOFR + 1.19% ), 4/20/37 . .............. United States 500,000 500,607
c ,l
Barings CLO Ltd. , 2024-3A , A , 144A, FRN , 5.075% , ( 3-month
SOFR + 1.4% ), 7/20/37 . ............................. United States 500,000 500,275
c ,l
Barrow Hanley CLO III Ltd. , 2024-3A , AR , 144A, FRN , 4.891% ,
( 3-month SOFR + 1.27% ), 4/20/38 . .................... United States 500,000 500,695
c ,l
Birch Grove CLO Ltd. , 19A , A1RR , 144A, FRN , 5.27% , ( 3-month
SOFR + 1.59% ), 7/17/37 . ............................ United States 500,000 501,426
c
BofA Auto Trust , 2026-1A , A3 , 144A, 4.18% , 10/15/30 . ....... United States 100,000 99,400
CarMax Auto Owner Trust ,
2026-2 , A2A , 4.11% , 8/15/29 ......................... United States 258,000 257,558
2026-2 , A3 , 4.22% , 6/16/31 .......................... United States 158,000 157,188

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c
Chase Auto Owner Trust , 2026-1A , A3 , 144A, 4.53% , 6/25/31 . .. United States 136,000 $ 136,254
c ,l
CIFC Funding Ltd. , 2022-1A , A , 144A, FRN , 5% , ( 3-month SOFR
+ 1.32% ), 4/17/35 . ................................. United States 500,000 500,000
c ,l
Columbia Cent CLO 33 Ltd. , 2024-33A , A1R , 144A, FRN ,
4.878% , ( 3-month SOFR + 1.26% ), 4/20/37 . .............. United States 500,000 500,428
c
Compass Datacenters Issuer II LLC ,
2024-1A , A1 , 144A, 5.25% , 2/25/49 .................... United States 145,000 145,646
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 192,000 188,112
c
Compass Datacenters Issuer III LLC , 2026-1A , A21 , 144A,
4.897% , 2/25/56 . .................................. United States 97,000 95,932
c ,l
J.P. Morgan Mortgage Trust , 2026-HE1 , A1 , 144A, FRN , 4.859% ,
( 30-day SOFR Average + 1.25% ), 9/20/56 . ............... United States 43,621 43,809
c ,l
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.04% , ( 3-month SOFR + 1.36% ), 7/16/37 . ............... United States 500,000 501,451
c ,l
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
4.918% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 400,000 400,197
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 405,046
c
RCKT Mortgage Trust ,
2024-CES5 , A1A , 144A, 5.846% , 8/25/44 ................ United States 387,823 389,237
2024-CES7 , A1A , 144A, 5.158% , 10/25/44 ............... United States 84,701 84,503
c ,l
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 4.861% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 300,000 300,300
c ,l
Towd Point Mortgage Trust , 2025-HE2 , A1A , 144A, FRN , 4.978% ,
( 30-day SOFR Average + 1.35% ), 9/25/65 . ............... United States 210,191 210,572
6,418,636
a a a a a a
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 301,997 288,705
United Airlines Pass-Through Trust ,
2016-1 , A , 3.45% , 7/07/28 ........................... United States 55,149 53,479
2019-2 , A , 2.9% , 5/01/28 ............................ United States 69,968 67,170
409,354
a a a a a a
Real Estate Management & Development 0.0%
†
c
Zayo Issuer LLC , 2026-1A , A2 , 144A, 5.546% , 4/20/56 . ....... United States 90,000 90,265
Total Asset-Backed Securities (Cost $ 8,255,360 ) ..............................
8,190,908
Commercial Mortgage-Backed Securities 0.8%
Financial Services 0.8%
c ,m
1301 Trust , 2025-1301 , A , 144A, FRN , 5.227% , 8/11/42 ....... United States 130,000 129,961
BANK , 2019-BN18 , A2 , 3.474% , 5/15/62 ..................
United States 45,460 44,141
BANK5 Trust ,
c,m,n
2025-5YR13 , XA , IO, 144A, FRN , 1.284% , 1/15/58 ......... United States 2,797,529 94,240
m,n
2025-5YR15 , XA , IO, FRN , 1.438% , 7/15/58 ............. United States 625,196 27,044
m
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............... United States 80,000 81,108
2026-5YR20 , AS , 5.336% , 2/15/59 ..................... United States 52,000 52,159
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% ,
5/15/52 ......................................... United States 31,279 30,695
BBCMS Mortgage Trust ,
m
2023-C21 , A3 , FRN , 6.506% , 9/15/56 ................... United States 60,000 62,174
m
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................. United States 127,000 127,641
2026-5C42 , AS , 5.902% , 6/15/59 ...................... United States 91,000 93,684

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 193,585 $ 187,128
2019-B14 , A2 , 2.915% , 12/15/62 ...................... United States 49,390 48,123
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 45,974 43,531
m
2025-V16 , B , FRN , 6.339% , 8/15/58 .................... United States 125,000 128,123
c,m,n
2025-V18 , XA , IO, 144A, FRN , 1.472% , 10/15/58 .......... United States 999,526 47,408
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 88,000 88,781
m,n
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 999,848 59,022
BMO Mortgage Trust ,
m
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................. United States 82,000 83,768
2025-5C11 , AS , 5.938% , 7/15/58 ...................... United States 103,000 104,942
m,n
2025-5C11 , XA , IO, FRN , 1.332% , 7/15/58 ............... United States 1,846,978 73,933
c ,m
BRCK Trust , 2025-830B , A , 144A, FRN , 4.956% , 12/10/42 .... United States 130,000 128,785
c ,l
BX Commercial Mortgage Trust ,
2025-JDI , B , 144A, FRN , 5.175% , ( 1-month SOFR + 1.55% ),
11/15/42 ........................................ United States 86,658 86,947
2026-CSMO , A , 144A, FRN , 5.025% , ( 1-month SOFR + 1.4% ),
2/15/43 ......................................... United States 125,000 125,446
c ,l
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 4.429% , ( 1-month
SOFR + 0.804% ), 10/15/36 .......................... United States 230,000 229,990
c
BX Trust ,
l
2022-IND , A , 144A, FRN , 5.116% , ( 1-month SOFR + 1.491% ),
4/15/37 ......................................... United States 113,281 113,424
m
2025-ARIA , B , 144A, FRN , 5.35% , 12/13/42 .............. United States 100,000 99,903
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 82,914 82,562
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 69,709
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% ,
2/15/53 ......................................... United States 92,770 87,934
c ,m
CONE Commercial Mortgage Trust , 2026-DFW3 , A , 144A, FRN ,
5.751% , 5/15/43 ................................... United States 120,000 119,739
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% ,
11/15/50 ........................................ United States 15,865 15,853
c ,m
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.712% , 11/10/42 .................................. United States 140,000 137,481
c ,m
GS Mortgage Securities Corp. Trust , 2017-375H , A , 144A, FRN ,
3.591% , 9/10/37 ................................... United States 140,000 136,224
GS Mortgage Securities Trust ,
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 1,432 1,430
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 95,565 91,419
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 91,000 88,521
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 59,973 59,649
c ,m
MAD Commercial Mortgage Trust ,
2025-11MD , A , 144A, FRN , 4.912% , 10/15/42 ............ United States 100,000 99,203
2025-11MD , C , 144A, FRN , 5.818% , 10/15/42 ............ United States 125,000 125,618
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 75,000 73,904
n
2025-5C2 , XA , IO, FRN , 1.455% , 11/15/58 ............... United States 1,993,000 95,195
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 84,000 82,891
m,n
2019-H7 , XA , IO, FRN , 1.363% , 7/15/52 ................. United States 2,858,962 86,761

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 100,000 $ 92,398
c ,l
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.825% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 130,000 130,071
UBS Commercial Mortgage Trust , 2019-C18 , A2 , 2.994% ,
12/15/52 ........................................ United States 96,073 95,000
Wells Fargo Commercial Mortgage Trust ,
2016-LC24 , AS , 3.367% , 10/15/49 ..................... United States 120,000 119,061
m,n
2026-5C10 , XA , IO, FRN , 0.985% , 6/15/59 ............... United States 1,161,000 55,422
2026-5C8 , AS , 5.25% , 3/15/59 ........................ United States 127,000 126,547
m,n
2026-5C8 , XA , IO, FRN , 1.584% , 3/15/59 ................ United States 1,749,962 96,084
4,560,777
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 4,587,743 ) ...............
4,560,777
Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................ United States 248,445 243,342
FHLMC Pool, 15 Year , 1.5%, 12/01/36 .................... United States 360,281 321,369
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................... United States 146,112 133,376
FHLMC Pool, 15 Year , 3%, 8/01/34 ...................... United States 23,408 22,390
FHLMC Pool, 15 Year , 4.5%, 10/01/40 .................... United States 87,937 86,979
807,456
Federal National Mortgage Association (FNMA) Fixed Rate 2.8%
FNMA, 15 Year , 2%, 8/01/36 - 12/01/36 ................... United States 353,586 322,441
FNMA, 15 Year , 2.5%, 7/01/37 ......................... United States 170,955 160,139
FNMA, 15 Year , 5%, 8/01/39 ........................... United States 171,800 172,805
FNMA, 30 Year , 2%, 10/01/51 .......................... United States 296,534 238,485
FNMA, 30 Year , 6.5%, 8/01/55 ......................... United States 349,152 363,087
o
Uniform Mortgage-Backed Securities , 2% , TBA, 8/25/56 ...... United States 3,380,000 2,698,703
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/56 ..... United States 2,570,000 2,146,954
o
Uniform Mortgage-Backed Securities , 3% , TBA, 8/25/56 ...... United States 1,530,000 1,333,491
o
Uniform Mortgage-Backed Securities , 3.5% , TBA, 8/25/56 ..... United States 1,070,000 970,147
o
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/56 ...... United States 1,000,000 934,060
o
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/56 ..... United States 2,020,000 1,933,598
o
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/56 ...... United States 2,120,000 2,080,916
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 990,000 991,848
o
Uniform Mortgage-Backed Securities , 6% , TBA, 8/25/56 ...... United States 1,160,000 1,182,138
15,528,812
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 111,449 91,696
o
GNMA II, Single-family, 30 Year , 2%, 8/15/56 ............... United States 670,000 548,638
GNMA II, Single-family, 30 Year , 2.5%, 4/20/50 - 6/20/52 ...... United States 830,453 710,769
GNMA II, Single-family, 30 Year , 3%, 8/20/47 - 11/20/51 ....... United States 584,732 521,006
GNMA II, Single-family, 30 Year , 3.5%, 5/20/52 - 6/20/55 ...... United States 589,630 533,598
GNMA II, Single-family, 30 Year , 4%, 11/20/52 .............. United States 377,855 355,305
GNMA II, Single-family, 30 Year , 4.5%, 5/20/53 ............. United States 415,710 402,496
GNMA II, Single-family, 30 Year , 5%, 7/20/53 - 10/20/54 ...... United States 607,944 601,771
GNMA II, Single-family, 30 Year , 5.5%, 5/20/53 - 11/20/54 ..... United States 590,212 595,644
GNMA II, Single-family, 30 Year , 6%, 8/20/53 - 1/20/56 ....... United States 1,293,055 1,328,234
o
GNMA II, Single-family, 30 Year , 6%, 8/15/56 ............... United States 410,000 417,893
6,107,050
Total Mortgage-Backed Securities (Cost $ 22,665,457 ) ..........................
22,443,318

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 0.8%
Financial Services 0.8%
c ,l
FHLMC STACR REMIC Trust ,
2021-HQA3 , M2 , 144A, FRN , 5.728% , ( 30-day SOFR Average
+ 2.1% ), 9/25/41 .................................. United States 639,000 $ 640,828
2021-HQA4 , M2 , 144A, FRN , 5.978% , ( 30-day SOFR Average
+ 2.35% ), 12/25/41 ................................ United States 484,000 486,610
c ,l
FNMA Connecticut Avenue Securities Trust ,
2023-R08 , 1M1 , 144A, FRN , 5.128% , ( 30-day SOFR Average +
1.5% ), 10/25/43 ................................... United States 303,385 303,609
2026-R03 , 2A1 , 144A, FRN , 4.728% , ( 30-day SOFR Average +
1.1% ), 4/25/46 .................................... United States 260,503 261,312
c
GS Mortgage-Backed Securities Trust ,
2025-NQM2 , A1 , 144A, 5.648% , 6/25/65 ................ United States 241,470 241,758
l
2025-PJ10 , A27 , 144A, FRN , 4.978% , ( 30-day SOFR Average
+ 1.35% ), 4/25/56 ................................. United States 371,268 372,216
c
J.P. Morgan Mortgage Trust ,
2024-NQM1 , A1 , 144A, 5.592% , 2/25/64 ................ United States 271,944 271,862
2026-NQX2 , A1FC , 144A, 5.628% , 10/25/66 ............. United States 157,000 157,000
c ,l
OBX Trust ,
2026-INV3 , AF , 144A, FRN , 5.178% , ( 30-day SOFR Average +
1.55% ), 4/25/56 ................................... United States 117,659 117,642
2026-INV3 , AF2 , 144A, FRN , 4.978% , ( 30-day SOFR Average +
1.35% ), 4/25/56 ................................... United States 280,421 280,564
c ,m
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% ,
6/25/39 ......................................... United States 134,000 131,263
c
PMT Loan Trust ,
l
2025-INV10 , A36 , 144A, FRN , 4.978% , ( 30-day SOFR Average
+ 1.35% ), 10/01/56 ................................ United States 411,028 411,654
m
2025-INV3 , A3 , 144A, FRN , 5.5% , 3/25/56 ............... United States 87,648 87,686
c ,l
Radian Mortgage Capital Trust , 2025-J4 , A25 , 144A, FRN ,
5.178% , ( 30-day SOFR Average + 1.55% ), 3/25/56 ........ United States 232,932 233,805
c ,m
Verus Securitization Trust ,
2024-7 , A1 , 144A, FRN , 5.095% , 9/25/69 ................ United States 393,753 392,743
2026-R5 , A1 , 144A, FRN , 5.457% , 3/25/68 ............... United States 108,000 108,140
4,498,692
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 4,501,909 ) ................
4,498,692
Agency Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
l
FHLMC ,
5397 , NF , FRN , 4.678% , ( 30-day SOFR Average + 1.05% ),
4/25/54 ......................................... United States 309,190 311,693
5419 , AF , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
6/25/54 ......................................... United States 111,721 112,853
5438 , FC , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
8/25/54 ......................................... United States 115,155 116,179
5526 , FB , FRN , 4.678% , ( 30-day SOFR Average + 1.05% ),
9/25/54 ......................................... United States 264,100 266,389
l
FNMA ,
2022-70 , FA , FRN , 4.488% , ( 30-day SOFR Average + 0.86% ),
10/25/52 ........................................ United States 37,469 37,413
2024-95 , KF , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
12/25/54 ........................................ United States 133,289 134,553
2025-55 , FG , FRN , 4.728% , ( 30-day SOFR Average + 1.1% ),
7/25/55 ......................................... United States 479,679 484,245
2025-92 , FA , FRN , 4.828% , ( 30-day SOFR Average + 1.2% ),
11/25/55 ........................................ United States 252,688 255,802

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FNMA, (continued)
2026-43 , FD , FRN , 4.558% , ( 30-day SOFR Average + 0.93% ),
6/25/56 ......................................... United States 190,941 $ 191,673
GNMA ,
m,n
2020-103 , IO, FRN , 0.855% , 1/16/63 ................... United States 1,256,501 79,994
l
2025-169 , FB , FRN , 4.609% , ( 30-day SOFR Average + 1% ),
10/20/55 ........................................ United States 158,967 160,196
l
2025-210 , FA , FRN , 4.859% , ( 30-day SOFR Average + 1.25% ),
12/20/55 ........................................ United States 36,047 36,136
2,187,126
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 2,180,373 ) ........
2,187,126
Municipal Bonds 0.2%
California 0.1%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 70,000 65,485
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 30,000 25,623
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 20,000 17,007
County of Fresno , Revenue , 2004 A , NATL Insured , 4.82%,
8/15/32 ......................................... United States 40,000 29,974
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 70,000 66,490
San Bernardino Community College District , GO , 2021 ,
Refunding , 2.856% , 8/01/49 .......................... United States 285,000 189,233
State of California , GO , 4.35% , 11/01/32 ..................
United States 90,000 89,090
482,902
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 60,000 62,445
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 15,000 15,049
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 60,000 60,230
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 15,000 16,455
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 50,000 48,906
Ohio 0.1%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 121,661
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 40,000 33,715
155,376

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 0.0%
†
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 45,000 $ 45,141
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 70,000 69,115
114,256
Total Municipal Bonds (Cost $ 1,105,120 ) .....................................
955,619
Total Long Term Investments (Cost $ 414,996,688 ) .............................
536,541,440
a
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.0%
†
p
Egypt Treasury Bills ,
17 .18% , 8/18/26 ................................... Egypt 8,200,000 EGP 163,091
20 .85% , 10/20/26 .................................. Egypt 11,200,000 EGP 214,078
377,169
Total Foreign Government and Agency Securities (Cost $ 390,246 ) ..............
377,169
Shares
Money Market Funds 4.0%
e,q
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 18,194,010 18,194,010
q
JPMorgan 100% U.S. Treasury Securities Money Market Fund ,
Class Institutional , 3.509% ........................... United States 3,504,352 3,504,352
Total Money Market Funds (Cost $ 21,698,362 ) ................................
21,698,362
Total Short Term Investments (Cost $ 22,088,608 ) ..............................
22,075,531
a
Total Investments (Cost $ 437,085,296 ) 102.2% ................................
$558,616,971
Other Assets, less Liabilities (2.2) % .........................................
(12,339,331)
Net Assets 100.0% .........................................................
$546,277,640
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
At June 30, 2026 , the Fund had the following futures contracts outstanding. See Note 1(d) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $505,869, representing 0.1% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $30,732,455, representing 5.6% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
Variable rate security. The rate shown represents the yield at period end.
g
Perpetual security with no stated maturity date.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount is stated in 100 Mexican Peso Units.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
k
The coupon rate shown represents the rate at period end.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
p
The rate shown represents the yield at period end.
q
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 51 $ 19,248,038 9/18/26 $ (133,572)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 125 13,736,328 9/21/26 (36,709)
U.S. Treasury 10 Year Notes .................... Long 36 3,956,062 9/21/26 6,477
Total Futures Contracts ...................................................................... $(163,804)
*
As of period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... CITI Buy 1,600,000 1,156,706 7/21/26 $ — $ (27,554)
Canadian Dollar .... UBSW Buy 710,000 523,325 7/21/26 — (22,264)
British Pound ...... GSCO Sell 550,000 747,384 7/23/26 17,848 —
British Pound ...... HSBK Sell 500,000 672,967 7/23/26 9,753 —
British Pound ...... WFLA Sell 530,000 715,343 7/23/26 12,336 —
Chilean Peso ...... HSBK Buy 330,000,000 370,024 7/23/26 — (11,958)
Chilean Peso ...... HSBK Sell 320,000,000 349,147 7/23/26 1,933 —
Japanese Yen ...... GSCO Buy 53,000,000 341,016 7/24/26 — (14,456)
Japanese Yen ...... JPHQ Buy 187,000,000 1,191,751 7/24/26 — (39,547)
Japanese Yen ...... UBSW Sell 81,000,000 512,017 7/24/26 12,934 —
South Korean Won .. CITI Buy 1,130,000,000 767,486 7/28/26 — (36,790)
South Korean Won .. CITI Sell 360,000,000 231,551 7/28/26 — (1,237)
South Korean Won .. CITI Buy 1,290,000,000 876,942 7/31/26 — (42,756)
Columbian Peso .... JPHQ Buy 1,280,000,000 362,754 8/05/26 8,664 —
Columbian Peso .... JPHQ Sell 1,810,000,000 481,066 8/05/26 — (44,141)
Euro ............. JPHQ Sell 80,000 94,058 8/10/26 2,496 —
Euro ............. UBSW Sell 510,000 594,850 8/10/26 11,145 —
Mexican Peso ...... GSCO Sell 14,900,000 853,468 8/10/26 4,532 (236)
New Zealand Dollar . MSCO Buy 970,000 576,584 8/14/26 — (24,836)
New Zealand Dollar . MSCO Sell 970,000 555,156 8/14/26 3,408 —
Chilean Peso ...... HSBK Buy 200,000,000 222,153 8/26/26 — (5,033)
Australian Dollar .... MSCO Sell 1,890,000 1,329,985 8/31/26 22,903 —
Chinese Yuan ...... JPHQ Buy 2,940,000 437,640 9/04/26 — (2,749)
Chilean Peso ...... HSBK Buy 330,000,000 368,789 9/08/26 — (10,501)
Egyptian Pound .... MSCO Buy 13,200,000 231,173 12/01/26 21,041 —
Total Forward Exchange Contracts ................................................... $128,993 $(284,058)
Net unrealized appreciation (depreciation) ............................................ $(155,065)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
See Note  7  regarding other derivative information.
See Abbreviations on page 56 .

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $411,209,832
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 25,875,464
Value - Unaffiliated issuers .................................................................. $532,577,073
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 26,039,898
Cash .................................................................................... 232,389
Receivables:
Investment securities sold ................................................................... 4,653,863
Capital shares sold ........................................................................ 47,290
Dividends and interest ..................................................................... 2,414,202
European Union tax reclaims (Note 1 e ) ......................................................... 57,735
Deposits with brokers for:
Futures contracts ........................................................................ 1,579,193
Variation margin on futures contracts ........................................................... 152,347
Unrealized appreciation on OTC forward exchange contracts .......................................... 128,993
Total assets .......................................................................... 567,882,983
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,370,352
Payable for purchases of TBA securities (Note 1 c ) ................................................. 15,198,247
Capital shares redeemed ................................................................... 250,490
Management fees ......................................................................... 233,563
Distribution fees .......................................................................... 140,155
Trustees' fees and expenses ................................................................. 379
Unrealized depreciation on OTC forward exchange contracts .......................................... 284,058
Deferred taxes on unrealized appreciation ........................................................ 8,397
Accrued expenses and other liabilities ........................................................... 119,702
Total liabilities ......................................................................... 21,605,343
Net assets, at value ................................................................. $546,277,640
Net assets consist of:
Paid-in capital ............................................................................. $407,479,045
Total distributable earnings (losses) ............................................................. 138,798,595
Net assets, at value ................................................................. $546,277,640

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin
Allocation VIP
Fund
Class 1:
Net assets, at value ....................................................................... $1,139,557
Shares outstanding ........................................................................ 206,506
Net asset value and maximum offering price per share
a
............................................. $5.52
Class 2:
Net assets, at value ....................................................................... $195,629,614
Shares outstanding ........................................................................ 35,809,090
Net asset value and maximum offering price per share
a
............................................. $5.46
Class 4:
Net assets, at value ....................................................................... $349,508,469
Shares outstanding ........................................................................ 61,050,764
Net asset value and maximum offering price per share
a
............................................. $5.72
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
Franklin
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $136,898)
Unaffiliated issuers ........................................................................ $2,647,885
Non-controlled affiliates (Note 3 e ) ............................................................. 270,249
Interest: (net of foreign taxes of $2,403)
Unaffiliated issuers ........................................................................ 4,699,729
Other income (Note 1 e ) ...................................................................... 313
Total investment income ................................................................... 7,618,176
Expenses:
Management fees (Note 3 a ) ................................................................... 1,490,089
Distribution fees: (Note 3c )
Class 2 ................................................................................ 245,147
Class 4 ................................................................................ 603,046
Custodian fees ............................................................................ 5,137
Reports to shareholders fees .................................................................. 7,501
Professional fees ........................................................................... 63,821
Trustees' fees and expenses .................................................................. 3,158
Other .................................................................................... 41,392
Total expenses ......................................................................... 2,459,291
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (86,331)
Net expenses ......................................................................... 2,372,960
Net investment income ................................................................ 5,245,216
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $50,113)
Unaffiliated issuers ...................................................................... 18,338,610
Non-controlled affiliates (Note 3 e ) ........................................................... 94,287
Foreign currency transactions ................................................................ (15,820)
Forward exchange contracts ................................................................. (239,677)
Futures contracts ......................................................................... 939,922
TBA sale commitments ..................................................................... 4,769
Swap contracts ........................................................................... 18,323
Net realized gain (loss) .................................................................. 19,140,414
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,901,852
Non-controlled affiliates (Note 3 e ) ........................................................... 164,434
Translation of other assets and liabilities denominated in foreign currencies .............................. (10,106)
Forward exchange contracts ................................................................. (18,848)
Futures contracts ......................................................................... (205,738)
Change in deferred taxes on unrealized appreciation ............................................... 52,403
Net change in unrealized appreciation (depreciation) ............................................ 2,883,997
Net realized and unrealized gain (loss) ............................................................ 22,024,411
Net increase (decrease) in net assets resulting from operations .......................................... $27,269,627

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
Franklin Allocation VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,245,216 $10,347,033
Net realized gain (loss) ................................................. 19,140,414 20,789,670
Net change in unrealized appreciation (depreciation) ........................... 2,883,997 33,818,087
Net increase (decrease) in net assets resulting from operations ................ 27,269,627 64,954,790
Distributions to shareholders:
Class 1 ............................................................. (72,106) (66,881)
Class 2 ............................................................. (12,146,559) (12,249,745)
Class 4 ............................................................. (20,346,348) (19,802,794)
Total distributions to shareholders .......................................... (32,565,013) (32,119,420)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 1,941 18,367
Class 2 ............................................................. (3,097,234) (18,457,859)
Class 4 ............................................................. 2,757,476 (15,367,597)
Total capital share transactions ............................................ (337,817) (33,807,089)
Net increase (decrease) in net assets ................................... (5,633,203) (971,719)
Net assets:
Beginning of period ..................................................... 551,910,843 552,882,562
End of period .......................................................... $546,277,640 $551,910,843

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Allocation VIP Fund
44
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Allocation VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2026, 48.3% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
45
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Franklin Allocation VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
46
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$199,420.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
47
franklintempleton.com
Semiannual Report
Franklin Allocation VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
48
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Franklin Allocation VIP Fund
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
49
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(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.55% per year of the average daily net assets of the Fund.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (4814) –
Shares sold ................................... 3,183 $17,957 6,035 $32,606
Shares issued in reinvestment of distributions .......... 13,063 72,106 12,911 66,881
Shares redeemed ............................... (15,375) (88,122) (15,004) (81,120)
Net increase (decrease) .......................... 871 $1,941 3,942 $18,367
Class 2 Shares: 3845374 –
Shares sold ................................... 543,757 $3,046,609 957,405 $5,113,362
Shares issued in reinvestment of distributions .......... 2,220,518 12,146,234 2,387,865 12,249,745
Shares redeemed ............................... (3,261,355) (18,290,077) (6,693,564) (35,820,966)
Net increase (decrease) .......................... (497,080) $(3,097,234) (3,348,294) $(18,457,859)
Class 4 Shares: 2040394 –
Shares sold ................................... 1,692,290 $9,911,382 3,179,491 $17,697,232
Shares issued in reinvestment of distributions .......... 3,550,846 20,346,348 3,687,671 19,802,794
Shares redeemed ............................... (4,690,235) (27,500,254) (9,460,457) (52,867,623)
Net increase (decrease) .......................... 552,901 $2,757,476 (2,593,295) $(15,367,597)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Brandywine Global Investment Management, LLC (Brandywine) Subadvisor
ClearBridge Investments, LLC (ClearBridge) Subadvisor
Franklin Templeton Institutional, LLC (FT Institutional) Subadvisor
Templeton Global Advisors Limited (Global Advisors) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund. Each subadvisor is compensated for managing its respective portion of the Fund's average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Subadvisors
Brandywine
ClearBridge
FT Institutional
Global Advisors
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.57% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, pass-through entity income and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$230,454,812 and $246,735,953, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin FTSE Japan ETF .... $— $13,676,115 $(7,810,011) $94,287 $164,090 $6,124,481 154,075 $25,994
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ 10,913,142 87,650,987 (80,370,119) — — 18,194,010 18,194,010 244,255
Franklin Ultra Short Bond ETF . — 1,721,063 — — 344 1,721,407 68,760 —
Total Non-Controlled Affiliates $10,913,142 $103,048,165 $(88,180,130) $94,287 $164,434 $26,039,898 $270,249
Total Affiliated Securities ... $10,913,142 $103,048,165 $(88,180,130) $94,287 $164,434 $26,039,898 $270,249
Cost of investments .......................................................................... $443,302,507
Unrealized appreciation ........................................................................ $134,487,491
Unrealized depreciation ........................................................................ (19,491,896)
Net unrealized appreciation (depreciation) .......................................................... $114,995,595
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Allocation VIP Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 6,477
a
Variation margin on futures
contracts
$ 36,709
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
128,993 Unrealized depreciation on OTC
forward exchange contracts
284,058
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
133,572
a
Total .................... $135,470 $454,339
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts represented $39,293,716.
The daily average notional amount of swap contracts represented $101,436. The average month end contract value of forward exchange contracts was $15,644,227.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Allocation VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $347,172 Futures contracts $(73,585)
Foreign exchange contracts .....
Forward exchange contracts (239,677) Forward exchange contracts (18,848)
Credit contracts ...............
Swap contracts 18,323 Swap contracts —
Equity contracts ..............
Futures contracts 592,750 Futures contracts (132,153)
Total ....................... $718,568 $(224,586)
7. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 8,088,208 $ 2,166,333 $ — $ 10,254,541
Air Freight & Logistics ................... — 783,025 — 783,025
Automobile Components ................. 22,643 209,100 — 231,743
Automobiles .......................... 3,908,914 1,149,238 — 5,058,152
Banks ............................... 9,461,077 8,211,464 — 17,672,541
Beverages ........................... 2,992,297 652,633 — 3,644,930
Biotechnology ......................... 5,882,792 — — 5,882,792
Broadline Retail ....................... 11,291,474 959,761 — 12,251,235
Building Products ...................... 1,519,943 1,174,752 — 2,694,695
Capital Markets ........................ 5,086,858 2,697,743 — 7,784,601
Chemicals ........................... 7,473,661 918,637 — 8,392,298
Commercial Services & Supplies ........... 1,112,609 330,328 — 1,442,937
Communications Equipment .............. 3,227,954 414,619 — 3,642,573
Construction & Engineering ............... — 521,861 — 521,861
Construction Materials .................. 2,180,603 456,314 — 2,636,917
Consumer Finance ..................... 2,388,376 — — 2,388,376
Consumer Staples Distribution & Retail ...... 2,409,260 493,935 — 2,903,195
Containers & Packaging ................. 598,375 — — 598,375
Diversified Consumer Services ............ 4,140 — — 4,140
Diversified Telecommunication Services ..... 1,607,753 1,062,966 — 2,670,719
Electric Utilities ........................ 1,518,635 1,428,321 — 2,946,956
Electrical Equipment .................... 2,517,082 1,674,457 — 4,191,539
Electronic Equipment, Instruments &
Components ........................ 1,445,648 743,276 — 2,188,924
Energy Equipment & Services ............. 35,938 — — 35,938
Entertainment ......................... 2,992,214 348,701 — 3,340,915
Financial Services ...................... 10,299,737 1,026,105 — 11,325,842
Food Products ........................ 507,694 1,284,618 — 1,792,312
Gas Utilities .......................... 15,456 212,048 — 227,504
Ground Transportation .................. 4,587,573 150,581 — 4,738,154
Health Care Equipment & Supplies ......... 3,170,492 1,035,931 — 4,206,423
Health Care Providers & Services .......... 6,843,310 57,675 — 6,900,985
Health Care Technology ................. — 71,111 — 71,111
Hotels, Restaurants & Leisure ............. 3,326,286 866,190 — 4,192,476
Household Durables .................... 128,838 1,040,693 — 1,169,531
Household Products .................... 1,735,215 40,643 — 1,775,858
Independent Power and Renewable Electricity
Producers .......................... 97,558 261,784 — 359,342
Industrial Conglomerates ................ 567,586 694,079 — 1,261,665
Industrial REITs ....................... 202,392 — — 202,392
Insurance ............................ 4,676,968 2,684,460 — 7,361,428
Interactive Media & Services .............. 17,545,760 481,802 — 18,027,562
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
IT Services ........................... $ 853,179 $ 168,996 $ — $ 1,022,175
Leisure Products ....................... — 62,589 — 62,589
Life Sciences Tools & Services ............ 4,929,294 609,717 — 5,539,011
Machinery ............................ 6,710,571 2,099,151 — 8,809,722
Marine Transportation ................... — 104,300 — 104,300
Media ............................... 26,445 — — 26,445
Metals & Mining ....................... 1,052,355 1,315,247 — 2,367,602
Multi-Utilities .......................... 3,602,228 — — 3,602,228
Oil, Gas & Consumable Fuels ............. 4,989,652 1,863,167 — 6,852,819
Passenger Airlines ..................... 12,239 — — 12,239
Personal Care Products ................. — 960,355 — 960,355
Pharmaceuticals ....................... 10,075,408 5,481,753 — 15,557,161
Professional Services ................... 216,377 1,276,131 — 1,492,508
Real Estate Management & Development .... 58,845 411,459 — 470,304
Residential REITs ...................... 197,372 — — 197,372
Retail REITs .......................... 8,133 163,413 — 171,546
Semiconductors & Semiconductor Equipment . 44,408,115 5,886,673 — 50,294,788
Software ............................. 16,508,069 566,550 65,250 17,139,869
Specialized REITs ...................... 353,726 — — 353,726
Specialty Retail ........................ 3,984,000 1,093,202 — 5,077,202
Technology Hardware, Storage & Peripherals . 13,910,026 704,414 — 14,614,440
Textiles, Apparel & Luxury Goods .......... 166,044 1,201,126 — 1,367,170
Tobacco ............................. 928,731 235,391 — 1,164,122
Trading Companies & Distributors .......... 1,791,114 436,777 — 2,227,891
Transportation Infrastructure .............. — 179,910 — 179,910
Wireless Telecommunication Services ....... 618,923 415,849 — 1,034,772
Management Investment Companies ......... 7,845,888 — — 7,845,888
Preferred Stocks ......................... — 446,280 — 446,280
Rights ................................. 4,893 — — 4,893
Limited Partnerships ...................... 1,590,385 — — 1,590,385
Corporate Bonds ........................ — 71,259,667 — 71,259,667
Foreign Government and Agency Securities .... — 7,836,823 — 7,836,823
U.S. Government and Agency Securities ....... — 96,242,295 — 96,242,295
Asset-Backed Securities ................... — 8,190,908 — 8,190,908
Commercial Mortgage-Backed Securities ...... — 4,560,777 — 4,560,777
Mortgage-Backed Securities ................ — 22,443,318 — 22,443,318
Residential Mortgage-Backed Securities ....... — 4,498,692 — 4,498,692
Agency Commercial Mortgage-Backed Securities — 2,187,126 — 2,187,126
Municipal Bonds ......................... — 955,619 — 955,619
Short Term Investments ................... 21,698,362 377,169 — 22,075,531
Total Investments in Securities ........... $278,011,693 $280,540,028
b
$65,250 $558,616,971
Other Financial Instruments:
Forward Exchange Contracts ............... $— $128,993 $— $128,993
Futures Contracts ....................... 6,477 — — 6,477
Total Other Financial Instruments ......... $6,477 $128,993 $— $135,470
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $284,058 $— $284,058
Futures Contracts ........................ 170,281 — — 170,281
Total Other Financial Instruments ......... $170,281 $284,058 $— $454,339
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Allocation VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $61,987,634, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
INR
Indian Rupee
MXN
Mexican Peso
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
9. Fair Value Measurements
(continued)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

11536-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
DynaTech VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.58 $5.57 $4.27 $2.96 $11.85 $10.92
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.02) (0.03) (0.02) (0.01) (0.02) (0.08)
Net realized and unrealized gains (losses) 0.79 1.04 1.32 1.32 (4.52) 1.79
Total from investment operations ........ 0.77 1.01 1.30 1.31 (4.54) 1.71
Less distributions from:
Net realized gains ................. (0.52) — — — (4.35) (0.78)
Net asset value, end of period .......... $6.83 $6.58 $5.57 $4.27 $2.96 $11.85
Total return
c
....................... 11.78% 18.13% 30.44% 43.77% (39.96)% 16.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.88% 0.87% 0.90% 0.91% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.88%
e
0.87%
e
0.89%
f
0.90%
f
0.96%
Net investment (loss) ................ (0.52)% (0.56)% (0.48)% (0.41)% (0.49)% (0.71)%
Supplemental data
Net assets , end of period (000’s) ........ $174,966 $163,622 $151,113 $125,878 $74,486 $139,784
Portfolio turnover rate ................ 18.40% 36.55% 21.64% 22.25% 34.99% 74.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $5.73 $4.86 $3.73 $2.59 $11.23 $10.40
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.02) (0.03) (0.03) (0.02) (0.03) (0.09)
Net realized and unrealized gains (losses) 0.69 0.90 1.16 1.16 (4.26) 1.70
Total from investment operations ........ 0.67 0.87 1.13 1.14 (4.29) 1.61
Less distributions from:
Net realized gains ................. (0.52) — — — (4.35) (0.78)
Net asset value, end of period .......... $5.88 $5.73 $4.86 $3.73 $2.59 $11.23
Total return
c
....................... 11.79% 17.90% 30.29% 44.02% (40.20)% 16.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.97% 0.98% 0.97% 1.00% 1.01% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 0.96% 0.98%
e
0.97%
e
1.00%
e,f
1.00%
f
1.06%
Net investment (loss) ................ (0.62)% (0.66)% (0.58)% (0.50)% (0.59)% (0.81)%
Supplemental data
Net assets , end of period (000’s) ........ $27,840 $26,927 $27,913 $25,919 $20,496 $36,515
Portfolio turnover rate ................ 18.40% 36.55% 21.64% 22.25% 34.99% 74.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin DynaTech VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 1.3%
a
Axon Enterprise, Inc. ................................. United States 2,016 $ 1,130,190
Elbit Systems Ltd. ................................... Israel 675 512,136
a
Karman Holdings, Inc. ................................ United States 1,936 96,645
a
Rocket Lab Corp. ................................... United States 9,575 973,299
2,712,270
Air Freight & Logistics 0.0%
†
CH Robinson Worldwide, Inc. .......................... United States 201 37,856
Automobiles 2.4%
a
Tesla, Inc. ......................................... United States 11,631 4,891,999
Biotechnology 4.3%
a
Argenx SE ........................................ Netherlands 1,264 1,171,557
a
Ascendis Pharma A/S ................................ Denmark 6,909 1,842,768
a
BeOne Medicines Ltd. , ADR ........................... United States 271 77,227
a
Bridgebio Pharma, Inc. ............................... United States 4,703 350,279
a
Insmed, Inc. ....................................... United States 1,393 148,522
a
Ionis Pharmaceuticals, Inc. ............................ United States 5,309 420,951
a
Krystal Biotech, Inc. ................................. United States 1,036 385,050
a
Natera, Inc. ........................................ United States 10,035 2,724,001
a
Revolution Medicines, Inc. ............................. United States 4,161 779,272
a
Samsung Episholdings Co. Ltd. ......................... South Korea 123 34,415
a
United Therapeutics Corp. ............................. United States 1,545 837,127
8,771,169
Broadline Retail 7.6%
a
Amazon.com, Inc. ................................... United States 60,564 14,434,824
eBay, Inc. ......................................... United States 714 79,790
a
MercadoLibre, Inc. .................................. Brazil 552 936,959
15,451,573
Building Products 0.0%
†
a
Madison Air Solutions Corp. , A ......................... United States 1,776 69,264
Capital Markets 0.2%
a
Robinhood Markets, Inc. , A ............................ United States 3,282 329,119
Communications Equipment 1.7%
a
Arista Networks, Inc. ................................. United States 13,573 2,305,781
a
Lumentum Holdings, Inc. .............................. United States 1,365 1,171,252
3,477,033
Construction & Engineering 1.4%
Comfort Systems USA, Inc. ............................ United States 101 200,177
a
Legence Corp. , A ................................... United States 11,404 971,963
Quanta Services, Inc. ................................ United States 2,226 1,602,809
2,774,949
Diversified Telecommunication Services 0.2%
a,b
Space Exploration Technologies Corp. , A .................. United States 1,881 321,388
Electrical Equipment 3.7%
a
Bloom Energy Corp. , A ............................... United States 12,269 3,713,826
a
Forgent Power Solutions, Inc. , A ........................ United States 8,073 450,958
GE Vernova, Inc. .................................... United States 1,970 2,314,474
a,b
Innio NV .......................................... Germany 952 37,652
a
Nextpower, Inc. , A ................................... United States 3,363 400,668
Vertiv Holdings Co. , A ................................ United States 2,070 693,077
7,610,655

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 5.4%
Advanced Energy Industries, Inc. ....................... United States 2,401 $ 895,261
Amphenol Corp. , A .................................. United States 12,161 2,144,228
a
Celestica, Inc. ...................................... Canada 13,759 5,019,283
a
Coherent Corp. ..................................... United States 2,405 948,700
a
Fabrinet .......................................... Thailand 1,356 762,181
Murata Manufacturing Co. Ltd. ......................... Japan 3,429 246,150
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 173 250,545
a
TTM Technologies, Inc. ............................... United States 3,763 703,756
10,970,104
Energy Equipment & Services 0.8%
Baker Hughes Co. , A ................................. United States 6,795 377,123
a
Oceaneering International, Inc. ......................... United States 6,934 280,966
TechnipFMC plc .................................... United Kingdom 13,531 897,105
1,555,194
Entertainment 0.6%
a
Netflix, Inc. ........................................ United States 15,451 1,103,201
a
Roku, Inc. , A ....................................... United States 619 85,509
1,188,710
Financial Services 2.5%
Mastercard, Inc. , A .................................. United States 5,156 2,648,122
Visa, Inc. , A ........................................ United States 6,899 2,366,978
5,015,100
Health Care Equipment & Supplies 0.5%
a
Intuitive Surgical, Inc. ................................ United States 2,352 935,343
a
Kestra Medical Technologies Ltd. ....................... United States 879 22,362
957,705
Health Care Providers & Services 1.1%
a
Guardant Health, Inc. ................................ United States 11,963 1,794,809
a
Hinge Health, Inc. , A ................................. United States 4,835 401,305
2,196,114
Health Care Technology 0.1%
a
HeartFlow, Inc. ..................................... United States 4,980 146,113
Hotels, Restaurants & Leisure 0.5%
Booking Holdings, Inc. ............................... United States 2,012 358,619
a
DoorDash, Inc. , A ................................... United States 3,295 608,026
966,645
Independent Power and Renewable Electricity Producers 0.0%
†
a
Fervo Energy Co. , A ................................. United States 1,631 47,674
Industrial Conglomerates 0.4%
SK Square Co. Ltd. .................................. South Korea 667 754,284
Interactive Media & Services 10.5%
Alphabet, Inc. , A .................................... United States 37,556 13,421,388
Meta Platforms, Inc. , A ............................... United States 13,786 7,765,516
a
Reddit, Inc. , A ...................................... United States 345 59,885
21,246,789
IT Services 3.0%
a
Akamai Technologies, Inc. ............................. United States 616 72,817
a
Cloudflare, Inc. , A ................................... United States 13,344 3,273,016
a
MongoDB, Inc. , A ................................... United States 360 120,924

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
Shopify, Inc. , A ..................................... Canada 20,408 $ 2,334,851
a
Snowflake, Inc. , A ................................... United States 1,343 341,794
6,143,402
Life Sciences Tools & Services 0.1%
a,b
Tempus AI, Inc. , A ................................... United States 5,039 291,909
Pharmaceuticals 2.6%
AstraZeneca plc .................................... United Kingdom 671 127,235
a
Axsome Therapeutics, Inc. ............................ United States 2,007 491,253
Eli Lilly & Co. ...................................... United States 2,074 2,487,618
a
Jazz Pharmaceuticals plc ............................. United States 3,137 755,923
a
Ligand Pharmaceuticals, Inc. ........................... United States 3,732 1,179,648
Royalty Pharma plc , A ................................ United States 3,318 186,040
5,227,717
Semiconductors & Semiconductor Equipment 31.9%
Advantest Corp. .................................... Japan 2,015 414,543
Analog Devices, Inc. ................................. United States 1,558 618,791
a
ARM Holdings plc , ADR .............................. United States 698 247,490
ASM International NV ................................ Netherlands 166 190,897
ASML Holding NV , ADR .............................. Netherlands 1,238 2,462,927
Broadcom, Inc. ..................................... United States 27,147 10,254,779
a
Kioxia Holdings Corp. ................................ Japan 348 202,268
KLA Corp. ......................................... United States 19,450 5,868,260
Lam Research Corp. ................................. United States 14,459 6,265,518
Micron Technology, Inc. ............................... United States 1,876 2,165,448
Monolithic Power Systems, Inc. ......................... United States 1,693 2,340,336
NVIDIA Corp. ...................................... United States 112,727 22,555,545
a
SiTime Corp. ....................................... United States 670 499,525
SK Hynix, Inc. ...................................... South Korea 2,045 3,608,571
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 13,690 6,537,933
Teradyne, Inc. ...................................... United States 685 331,430
a
Tower Semiconductor Ltd. ............................. Israel 612 159,512
64,723,773
Software 8.5%
a
AppLovin Corp. , A ................................... United States 4,451 2,293,289
a
Cadence Design Systems, Inc. ......................... United States 3,406 1,278,340
a
Circle Internet Group, Inc. , A ........................... United States 948 59,373
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,379 1,052,370
a
Datadog, Inc. , A .................................... United States 673 175,222
a
JFrog Ltd. ......................................... United States 1,963 178,397
Microsoft Corp. ..................................... United States 23,905 8,917,043
a
Palantir Technologies, Inc. , A ........................... United States 6,784 791,489
a
Palo Alto Networks, Inc. .............................. United States 5,081 1,732,723
a
Synopsys, Inc. ..................................... United States 1,697 756,981
17,235,227
Specialty Retail 0.1%
a
Carvana Co. , A ..................................... United States 3,392 223,261
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc. ........................................ United States 29,549 8,550,299
Samsung Electronics Co. Ltd. .......................... South Korea 643 142,680
a
Sandisk Corp. ...................................... United States 3,073 6,987,172

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
See Abbreviations on page 18 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings plc ....................... United States 332 $ 320,380
16,000,531
Total Common Stocks (Cost $ 76,077,020 ) ....................................
201,337,527
Warrants
Warrants 0.0%
Software 0.0%
a,c
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 76,077,020 ) ..............................
201,337,527
a
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 1,403,497 1,403,497
Total Money Market Funds (Cost $ 1,403,497 ) .................................
1,403,497
f
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 599,691 599,691
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 599,691 ) ...........................................................
599,691
Total Short Term Investments (Cost $ 2,003,188 ) ...............................
2,003,188
a
Total Investments (Cost $ 78,080,208 ) 100.3% .................................
$203,340,715
Other Assets, less Liabilities (0.3) % .........................................
(535,382)
Net Assets 100.0% .........................................................
$202,805,333
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin
DynaTech VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $76,077,020
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 2,003,188
Value - Unaffiliated issuers (Includes securities loaned of $ 598,328 ) ................................... $201,337,527
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 2,003,188
Cash .................................................................................... 30,541
Foreign currency, at value (cost $ 2,677 ) .......................................................... 2,656
Receivables:
Investment securities sold ................................................................... 303,635
Capital shares sold ........................................................................ 49,474
Dividends ............................................................................... 29,931
Total assets .......................................................................... 203,756,952
Liabilities:
Payables:
Capital shares redeemed ................................................................... 186,971
Management fees ......................................................................... 88,731
Distribution fees .......................................................................... 42,908
Trustees' fees and expenses ................................................................. 221
Payable upon return of securities loaned (Note 1 c ) .................................................. 599,691
Accrued expenses and other liabilities ........................................................... 33,097
Total liabilities ......................................................................... 951,619
Net assets, at value ................................................................. $202,805,333
Net assets consist of:
Paid-in capital ............................................................................. $74,234,673
Total distributable earnings (losses) ............................................................. 128,570,660
Net assets, at value ................................................................. $202,805,333
Franklin
DynaTech VIP
Fund
Class 2:
Net assets, at value ....................................................................... $174,965,685
Shares outstanding ........................................................................ 25,622,668
Net asset value and maximum offering price per share
a
............................................. $6.83
Class 4:
Net assets, at value ....................................................................... $27,839,648
Shares outstanding ........................................................................ 4,734,384
Net asset value and maximum offering price per share
a
............................................. $5.88
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin
DynaTech VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $7,125)
Unaffiliated issuers ........................................................................ $262,594
Non-controlled affiliates (Note 3 e ) ............................................................. 49,252
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (3,778)
Non-controlled affiliates (Note 3 e ) ............................................................. 5,219
Total investment income ................................................................... 313,287
Expenses:
Management fees (Note 3 a ) ................................................................... 523,453
Distribution fees: (Note 3c )
Class 2 ................................................................................ 196,970
Class 4 ................................................................................ 45,533
Custodian fees ............................................................................ 1,001
Reports to shareholders fees .................................................................. 3,435
Professional fees ........................................................................... 36,021
Trustees' fees and expenses .................................................................. 1,134
Other .................................................................................... 5,925
Total expenses ......................................................................... 813,472
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (11,279)
Net expenses ......................................................................... 802,193
Net investment income (loss) ............................................................ (488,906)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,769,866
Foreign currency transactions ................................................................ 4,773
Net realized gain (loss) .................................................................. 4,774,639
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,493,046
Translation of other assets and liabilities denominated in foreign currencies .............................. (2)
Net change in unrealized appreciation (depreciation) ............................................ 15,493,044
Net realized and unrealized gain (loss) ............................................................ 20,267,683
Net increase (decrease) in net assets resulting from operations .......................................... $19,778,777

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin DynaTech VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(488,906) $(1,026,594)
Net realized gain (loss) ................................................. 4,774,639 18,906,185
Net change in unrealized appreciation (depreciation) ........................... 15,493,044 10,492,535
Net increase (decrease) in net assets resulting from operations ................ 19,778,777 28,372,126
Distributions to shareholders:
Class 2 ............................................................. (12,426,540) —
Class 4 ............................................................. (2,294,696) —
Total distributions to shareholders .......................................... (14,721,236) —
Capital share transactions: (Note 2 )
Class 2 ............................................................. 7,027,176 (11,396,177)
Class 4 ............................................................. 171,864 (5,453,137)
Total capital share transactions ............................................ 7,199,040 (16,849,314)
Net increase (decrease) in net assets ................................... 12,256,581 11,522,812
Net assets:
Beginning of period ..................................................... 190,548,752 179,025,940
End of period .......................................................... $202,805,333 $190,548,752

Franklin Templeton Variable Insurance Products Trust
11
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin DynaTech VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin DynaTech VIP Fund (Fund)
is included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.570% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 2 Shares: 1513129 –
Shares sold ................................... 3,418,652 $23,056,682 6,242,885 $36,016,399
Shares issued in reinvestment of distributions .......... 1,830,124 12,426,540 — —
Shares redeemed ............................... (4,511,201) (28,456,046) (8,493,589) (47,412,576)
Net increase (decrease) .......................... 737,575 $7,027,176 (2,250,704) $(11,396,177)
Class 4 Shares: 1010838 –
Shares sold ................................... 185,227 $1,022,870 392,139 $1,901,451
Shares issued in reinvestment of distributions .......... 392,927 2,294,696 — —
Shares redeemed ............................... (542,499) (3,145,702) (1,438,632) (7,354,588)
Net increase (decrease) .......................... 35,655 $171,864 (1,046,493) $(5,453,137)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.630% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $3,510,309 $22,164,059 $(24,270,871) $— $— $1,403,497 1,403,497 $49,252
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $114,025 $5,375,550 $(4,889,884) $— $— $599,691 599,691 $5,219
Total Affiliated Securities ... $3,624,334 $27,539,609 $(29,160,755) $— $— $2,003,188 $54,471
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.71%, based on the average net assets of each class until April 30,
2027.
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$33,934,056 and $40,033,713, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$599,691 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Cost of investments .......................................................................... $79,045,453
Unrealized appreciation ........................................................................ $125,469,619
Unrealized depreciation ........................................................................ (1,174,357)
Net unrealized appreciation (depreciation) .......................................................... $124,295,262
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 2,712,270 $ — $ — $ 2,712,270
Air Freight & Logistics ................... 37,856 — — 37,856
Automobiles .......................... 4,891,999 — — 4,891,999
Biotechnology ......................... 7,565,197 1,205,972 — 8,771,169
Broadline Retail ....................... 15,451,573 — — 15,451,573
Building Products ...................... 69,264 — — 69,264
Capital Markets ........................ 329,119 — — 329,119
Communications Equipment .............. 3,477,033 — — 3,477,033
Construction & Engineering ............... 2,774,949 — — 2,774,949
Diversified Telecommunication Services ..... 321,388 — — 321,388
Electrical Equipment .................... 7,610,655 — — 7,610,655
Electronic Equipment, Instruments &
Components ........................ 10,473,409 496,695 — 10,970,104
Energy Equipment & Services ............. 1,555,194 — — 1,555,194
Entertainment ......................... 1,188,710 — — 1,188,710
Financial Services ...................... 5,015,100 — — 5,015,100
Health Care Equipment & Supplies ......... 957,705 — — 957,705
Health Care Providers & Services .......... 2,196,114 — — 2,196,114
Health Care Technology ................. 146,113 — — 146,113
Hotels, Restaurants & Leisure ............. 966,645 — — 966,645
Independent Power and Renewable Electricity
Producers .......................... 47,674 — — 47,674
Industrial Conglomerates ................ — 754,284 — 754,284
Interactive Media & Services .............. 21,246,789 — — 21,246,789
IT Services ........................... 6,143,402 — — 6,143,402
Life Sciences Tools & Services ............ 291,909 — — 291,909
Pharmaceuticals ....................... 5,227,717 — — 5,227,717
Semiconductors & Semiconductor Equipment . 60,307,494 4,416,279 — 64,723,773
Software ............................. 17,235,227 — — 17,235,227
Specialty Retail ........................ 223,261 — — 223,261
Technology Hardware, Storage & Peripherals . 15,857,851 142,680 — 16,000,531
Warrants ............................... — — —
b
—
Short Term Investments ................... 2,003,188 — — 2,003,188
Total Investments in Securities ........... $196,324,805 $7,015,910
c
$— $203,340,715

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin DynaTech VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $7,015,910, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
7. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4410-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Global Real Estate VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
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Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.57 $12.74 $13.01 $12.01 $18.06 $14.66
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.21 0.28 0.30 0.21 0.19
Net realized and unrealized gains (losses) 1.14 0.83 (0.29) 1.07 (4.83) 3.76
Total from investment operations ........ 1.30 1.04 (0.01) 1.37 (4.62) 3.95
Less distributions from:
Net investment income .............. (0.34) (0.21) (0.26) (0.37) (0.39) (0.18)
Net realized gains ................. (0.04) — — — (1.04) (0.37)
Total distributions ................... (0.38) (0.21) (0.26) (0.37) (1.43) (0.55)
Net asset value, end of period .......... $14.49 $13.57 $12.74 $13.01 $12.01 $18.06
Total return
c
....................... 9.57% 8.22% 0.03% 11.68% (25.92)% 27.20%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.18% 1.12% 1.16% 1.14% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.00% 1.00%
e
1.00%
e
1.00%
e
Net investment income ............... 2.30% 1.61% 2.15% 2.49% 1.50% 1.14%
Supplemental data
Net assets , end of period (000’s) ........ $777 $731 $695 $709 $727 $1,001
Portfolio turnover rate ................ 13.71% 33.46% 38.41% 18.27% 15.44% 26.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.06 $12.27 $12.55 $11.59 $17.47 $14.21
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.17 0.23 0.26 0.17 0.14
Net realized and unrealized gains (losses) 1.11 0.80 (0.28) 1.04 (4.66) 3.63
Total from investment operations ........ 1.25 0.97 (0.05) 1.30 (4.49) 3.77
Less distributions from:
Net investment income .............. (0.31) (0.18) (0.23) (0.34) (0.35) (0.14)
Net realized gains ................. (0.04) — — — (1.04) (0.37)
Total distributions ................... (0.35) (0.18) (0.23) (0.34) (1.39) (0.51)
Net asset value, end of period .......... $13.96 $13.06 $12.27 $12.55 $11.59 $17.47
Total return
c
....................... 9.53% 7.93% (0.32)% 11.43% (26.06)% 26.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.43% 1.37% 1.41% 1.40% 1.41%
Expenses net of waiver and payments by
affiliates .......................... 1.25% 1.25% 1.25% 1.25%
e
1.25%
e
1.25%
e
Net investment income ............... 2.04% 1.35% 1.88% 2.23% 1.24% 0.88%
Supplemental data
Net assets , end of period (000’s) ........ $106,248 $101,466 $101,968 $110,116 $108,583 $154,411
Portfolio turnover rate ................ 13.71% 33.46% 38.41% 18.27% 15.44% 26.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Global Real Estate VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Diversified REITs 7.4%
British Land Co. plc (The) ............................. United Kingdom 212,054 $ 1,161,842
CapitaLand Integrated Commercial Trust .................. Singapore 936,838 1,719,091
CTO Realty Growth, Inc. .............................. United States 17,794 382,749
Essential Properties Realty Trust, Inc. .................... United States 46,797 1,396,890
KDX Realty Investment Corp. .......................... Japan 878 837,601
Shaftesbury Capital plc ............................... United Kingdom 346,625 634,957
Star Asia Investment Corp. ............................ Japan 2,226 754,565
Stockland ......................................... Australia 348,339 982,316
7,870,011
Health Care Providers & Services 1.5%
Chartwell Retirement Residences ....................... Canada 99,035 1,560,679
Health Care REITs 15.3%
Aedifica SA ........................................ Belgium 11,830 953,572
American Healthcare REIT, Inc. ......................... United States 13,593 708,875
Janus Living, Inc. , 1 ................................. United States 24,308 698,612
Sabra Health Care REIT, Inc. .......................... United States 56,433 1,101,008
Ventas, Inc. ........................................ United States 34,967 3,105,070
Welltower, Inc. ..................................... United States 43,108 9,784,223
16,351,360
Hotel & Resort REITs 2.3%
Japan Hotel REIT Investment Corp. ...................... Japan 1,520 743,838
Ryman Hospitality Properties, Inc. ....................... United States 8,094 1,040,483
Sunstone Hotel Investors, Inc. .......................... United States 59,082 676,489
2,460,810
Industrial REITs 14.2%
EastGroup Properties, Inc. ............................ United States 7,827 1,585,202
First Industrial Realty Trust, Inc. ........................ United States 22,588 1,384,870
GLP J-Reit ........................................ Japan 1,001 846,796
Goodman Group .................................... Australia 144,319 3,113,859
Mapletree Logistics Trust ............................. Singapore 1,262,999 1,192,462
Prologis, Inc. ....................................... United States 41,143 5,573,642
STAG Industrial, Inc. ................................. United States 17,483 665,403
Warehouses De Pauw CVA ............................ Belgium 35,353 891,759
15,253,993
Office REITs 3.6%
Cousins Properties, Inc. .............................. United States 44,154 1,323,737
Daiwa Office Investment Corp. ......................... Japan 401 808,001
Gecina SA ........................................ France 11,543 969,867
SL Green Realty Corp. ............................... United States 13,756 712,148
3,813,753
Real Estate Management & Development 9.7%
City Developments Ltd. ............................... Singapore 104,480 628,619
a
CTP NV , 144A , Reg S ................................ Netherlands 56,217 1,025,969
b
Fastighets AB Balder , B ............................... Sweden 138,536 738,932
Mitsui Fudosan Co. Ltd. .............................. Japan 264,043 2,447,262
Sumitomo Realty & Development Co. Ltd. ................. Japan 83,416 1,936,688
Sun Hung Kai Properties Ltd. .......................... Hong Kong 120,832 1,739,175
Swire Properties Ltd. ................................. Hong Kong 287,966 756,368
TAG Immobilien AG .................................. Germany 71,984 1,162,464
10,435,477

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 10.6%
American Homes 4 Rent , A ............................ United States 71,083 $ 2,382,702
AvalonBay Communities, Inc. .......................... United States 17,546 3,310,755
Camden Property Trust ............................... United States 23,497 2,690,172
Equity LifeStyle Properties, Inc. ......................... United States 25,286 1,629,683
Irish Residential Properties REIT plc ..................... Ireland 479,023 638,435
UNITE Group plc (The) ............................... United Kingdom 108,543 731,428
11,383,175
Retail REITs 17.9%
Brixmor Property Group, Inc. ........................... United States 48,343 1,524,255
Carmila SA ........................................ France 33,273 632,934
InvenTrust Properties Corp. ............................ United States 23,973 848,644
Macerich Co. (The) .................................. United States 37,939 955,684
NETSTREIT Corp. .................................. United States 90,415 1,910,469
Primaris Real Estate Investment Trust .................... Canada 48,683 764,442
Realty Income Corp. ................................. United States 73,671 4,564,655
Regency Centers Corp. ............................... United States 18,580 1,481,569
RioCan Real Estate Investment Trust .................... Canada 68,807 1,100,815
Simon Property Group, Inc. ............................ United States 11,856 2,651,595
Unibail-Rodamco-Westfield ............................ France 12,707 1,487,063
Vicinity Ltd. ........................................ Australia 707,912 1,261,381
19,183,506
Specialized REITs 16.4%
CubeSmart ........................................ United States 25,705 1,022,288
Digital Core REIT Management Pte. Ltd. .................. Singapore 1,179,228 596,061
Digital Realty Trust, Inc. .............................. United States 21,616 3,881,801
Equinix, Inc. ....................................... United States 6,402 6,673,381
Extra Space Storage, Inc. ............................. United States 13,246 1,924,644
Iron Mountain, Inc. .................................. United States 19,696 2,487,802
Shurgard Self Storage Ltd. ............................ Belgium 18,428 539,910
Smartstop Self Storage REIT, Inc. ....................... United States 14,018 455,585
17,581,472
Total Common Stocks (Cost $ 69,932,108 ) ....................................
105,894,236
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 867,438 867,438
Total Money Market Funds (Cost $ 867,438 ) ...................................
867,438
Total Short Term Investments (Cost $ 867,438 ) ................................
867,438
a
Total Investments (Cost $ 70,799,546 ) 99.7% ..................................
$106,761,674
Other Assets, less Liabilities 0.3% ...........................................
263,279
Net Assets 100.0% .........................................................
$107,024,953
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 17 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the value of this security was
$1,025,969, representing 1.0% of net assets.
b
Non-income producing.
c
See Note 3 ( e ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Global
Real Estate VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $69,932,108
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 867,438
Value - Unaffiliated issuers .................................................................. $105,894,236
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 867,438
Cash .................................................................................... 56,297
Receivables:
Investment securities sold ................................................................... 659,225
Capital shares sold ........................................................................ 62
Dividends and interest ..................................................................... 381,482
Total assets .......................................................................... 107,858,740
Liabilities:
Payables:
Investment securities purchased .............................................................. 621,772
Capital shares redeemed ................................................................... 70,995
Management fees ......................................................................... 76,641
Distribution fees .......................................................................... 21,595
Trustees' fees and expenses ................................................................. 189
Accrued expenses and other liabilities ........................................................... 42,595
Total liabilities ......................................................................... 833,787
Net assets, at value ................................................................. $107,024,953
Net assets consist of:
Paid-in capital ............................................................................. $72,419,894
Total distributable earnings (losses) ............................................................. 34,605,059
Net assets, at value ................................................................. $107,024,953
Franklin Global
Real Estate VIP
Fund
Class 1:
Net assets, at value ....................................................................... $777,420
Shares outstanding ........................................................................ 53,658
Net asset value and maximum offering price per share
a
............................................. $14.49
Class 2:
Net assets, at value ....................................................................... $106,247,533
Shares outstanding ........................................................................ 7,613,368
Net asset value and maximum offering price per share
a
............................................. $13.96
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Global
Real Estate VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $88,882)
Unaffiliated issuers ........................................................................ $1,722,969
Non-controlled affiliates (Note 3 e ) ............................................................. 9,116
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,323
Non-controlled affiliates (Note 3 e ) ............................................................. 884
Total investment income ................................................................... 1,734,292
Expenses:
Management fees (Note 3 a ) ................................................................... 553,811
Distribution fees: (Note 3c )
Class 2 ................................................................................ 130,907
Custodian fees ............................................................................ 1,861
Reports to shareholders fees .................................................................. 4,841
Professional fees ........................................................................... 40,375
Trustees' fees and expenses .................................................................. 680
Other .................................................................................... 7,110
Total expenses ......................................................................... 739,585
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (81,241)
Net expenses ......................................................................... 658,344
Net investment income ................................................................ 1,075,948
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 962,406
Foreign currency transactions ................................................................ 432
Net realized gain (loss) .................................................................. 962,838
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,510,594
Translation of other assets and liabilities denominated in foreign currencies .............................. (797)
Net change in unrealized appreciation (depreciation) ............................................ 7,509,797
Net realized and unrealized gain (loss) ............................................................ 8,472,635
Net increase (decrease) in net assets resulting from operations .......................................... $9,548,583

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Global Real Estate VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,075,948 $1,388,767
Net realized gain (loss) ................................................. 962,838 3,006,072
Net change in unrealized appreciation (depreciation) ........................... 7,509,797 3,398,445
Net increase (decrease) in net assets resulting from operations ................ 9,548,583 7,793,284
Distributions to shareholders:
Class 1 ............................................................. (19,767) (11,273)
Class 2 ............................................................. (2,560,543) (1,423,084)
Total distributions to shareholders .......................................... (2,580,310) (1,434,357)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,800) (8,967)
Class 2 ............................................................. (2,136,790) (6,817,072)
Total capital share transactions ............................................ (2,139,590) (6,826,039)
Net increase (decrease) in net assets ................................... 4,828,683 (467,112)
Net assets:
Beginning of period ..................................................... 102,196,270 102,663,382
End of period .......................................................... $107,024,953 $102,196,270

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Global Real Estate VIP Fund
10
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Global Real Estate VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
78.0% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
11
franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin Global Real Estate VIP Fund
(continued)
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Global Real Estate VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 922 –
Shares sold ................................... — $— 198 $2,586
Shares issued in reinvestment of distributions .......... 1,368 19,767 848 11,273
Shares redeemed ............................... (1,567) (22,567) (1,769) (22,826)
Net increase (decrease) .......................... (199) $(2,800) (723) $(8,967)
Class 2 Shares: 694308 –
Shares sold ................................... 108,354 $1,503,036 341,150 $4,365,866
Shares issued in reinvestment of distributions .......... 183,947 2,560,543 110,919 1,423,084
Shares redeemed ............................... (445,552) (6,200,369) (993,126) (12,606,022)
Net increase (decrease) .......................... (153,251) $(2,136,790) (541,057) $(6,817,072)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $500 million
0.950% Over $500 million, up to and including $1 billion
0.900% Over $1 billion, up to and including $1.5 billion
0.850% Over $1.5 billion, up to and including $6.5 billion
0.830% Over $6.5 billion, up to and including $11.5 billion
0.810% Over $11.5 billion, up to and including $16.5 billion
0.790% Over $16.5 billion, up to and including $19 billion
0.780% Over $19 billion, up to and including $21.5 billion
0.770% In excess of $21.5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Global Real Estate VIP Fund
(continued)
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $871,183 $5,324,966 $(5,328,711) $— $— $867,438 867,438 $9,116
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $1,146,000 $(1,146,000) $— $— $— — $884
Total Affiliated Securities ... $871,183 $6,470,966 $(6,474,711) $— $— $867,438 $10,000
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Global Real Estate VIP Fund
(continued)
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, pass-through entity income, corporate actions and
REITs.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$14,441,276 and $17,918,377, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $73,993,220
Unrealized appreciation ........................................................................ $37,539,516
Unrealized depreciation ........................................................................ (4,771,062)
Net unrealized appreciation (depreciation) .......................................................... $32,768,454
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Global Real Estate VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Diversified REITs ...................... $ 2,414,596 $ 5,455,415 $ — $ 7,870,011
Health Care Providers & Services .......... 1,560,679 — — 1,560,679
Health Care REITs ..................... 15,397,788 953,572 — 16,351,360
Hotel & Resort REITs ................... 1,716,972 743,838 — 2,460,810
Industrial REITs ....................... 9,209,117 6,044,876 — 15,253,993
Office REITs .......................... 2,035,885 1,777,868 — 3,813,753
Real Estate Management & Development .... — 10,435,477 — 10,435,477
Residential REITs ...................... 10,013,312 1,369,863 — 11,383,175
Retail REITs .......................... 15,802,128 3,381,378 — 19,183,506
Specialized REITs ...................... 16,445,501 1,135,971 — 17,581,472
Short Term Investments ................... 867,438 — — 867,438
Total Investments in Securities ........... $75,463,416 $31,298,258
b
$— $106,761,674
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $31,298,258, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Global Real Estate VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust
9. Operating Segments
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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Semiannual Report
was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4824-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Gold and Precious
Metals VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Gold and Precious Metals VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Period Ended
June 30, 2026
(unaudited)
a
Class 1
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.01
Net realized and unrealized gains (losses) ............................................................. (1.55)
Total from investment operations ...................................................................... (1.54)
Net asset value, end of period ........................................................................ $8.46
Total return
d
..................................................................................... (15.40)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 0.82%
Expenses net of waiver and payments by affiliates ......................................................... 0.69%
Net investment income ............................................................................. 0.47%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $63,837
Portfolio turnover rate .............................................................................. 1.58%
a
For the period May 1, 2026 (commencement of operations) to June 30, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Gold and Precious Metals VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Period Ended
June 30, 2026
(unaudited)
a
Class 2
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................................................................... $10.00
Income from investment operations
b
:
Net investment (loss)
c
............................................................................ (0.01)
Net realized and unrealized gains (losses) ............................................................. (1.53)
Total from investment operations ...................................................................... (1.54)
Net asset value, end of period ........................................................................ $8.46
Total return
d
..................................................................................... (15.40)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 1.94%
Expenses net of waiver and payments by affiliates ......................................................... 0.91%
Net investment (loss) .............................................................................. (0.70)%
Supplemental data
Net assets, end of period (000’s) ...................................................................... $2,563
Portfolio turnover rate .............................................................................. 1.58%
a
For the period May 1, 2026 (commencement of operations) to June 30, 2026.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Gold and Precious Metals VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares a Value
a
Common Stocks 74.9%
Copper 0.8%
a
Axo Metals Corp. ..................................... Canada 118,900 $ 62,877
a
FireFly Metals Ltd. .................................... Australia 156,400 192,324
a
Imperial Metals Corp. .................................. Canada 22,100 96,456
a
Talamore Mining Corp. ................................. Canada 39,914 219,517
571,174
Diversified Metals & Mining 7.1%
a
Adyton Resources Corp. ................................ Canada 196,700 41,608
a
Americas Gold & Silver Corp. ............................ Canada 33,600 158,968
a
Andean Silver Ltd. ..................................... Australia 81,500 109,238
a
Antipa Minerals Ltd. ................................... Australia 207,600 82,909
a
AuMega Metals Ltd. ................................... Australia 1,066,700 26,324
a
Awale Resources Ltd. .................................. Canada 75,700 38,430
a
Bellavista Resources Ltd. ............................... Australia 119,700 28,248
a
Blue Moon Metals, Inc. ................................. Canada 53,900 342,041
a
Boab Metals Ltd. ...................................... Australia 448,200 108,352
a
Bravo Mining Corp. .................................... Canada 57,700 118,797
a
Cerro de Pasco Resources, Inc. .......................... Canada 194,900 83,828
a
Chalice Mining Ltd. .................................... Australia 28,800 23,542
a
Challenger Gold Ltd. ................................... Australia 785,000 65,624
a
Collective Mining Ltd. .................................. Canada 11,800 145,186
a
Great Pacific Gold Corp. ................................ Canada 135,200 32,412
a
Helius Minerals Ltd. ................................... Canada 35,000 147,083
a
Ivanhoe Electric, Inc. ................................... United States 7,000 67,270
a
Magna Mining, Inc. .................................... Canada 102,500 151,049
a
Meridian Mining plc .................................... Brazil 273,800 308,888
a
Minerals 260 Ltd. ..................................... Australia 1,468,700 748,036
a
Mining Americas, Inc. .................................. Canada 74,200 263,160
a
Nevada King Gold Corp. ................................ Canada 38,520 19,012
a
Nevgold Corp. ........................................ Canada 155,400 226,813
a
NorthIsle Copper & Gold, Inc. ............................ Canada 175,600 351,633
a
Pilbara Gold Ltd. ...................................... Australia 167,300 57,296
a
Sunshine Silver Mining & Refining Co. ...................... United States 20,988 277,461
a,b,c,d
Tintina Mines Ltd. ..................................... Canada 39,061 73,567
a
US Gold Corp. ....................................... United States 5,800 88,914
a
Vizsla Silver Corp. , ( CAD Traded) ......................... Canada 82,639 271,530
a
Vizsla Silver Corp. , ( USD Traded) ......................... Canada 35,087 115,787
a
Western Copper & Gold Corp. ............................ Canada 54,200 121,527
4,694,533
Gold 61.6%
Agnico Eagle Mines Ltd. ................................ Canada 8,500 1,318,605
Alamos Gold, Inc. , A ................................... Canada 75,761 2,298,589
a
Alicanto Minerals Ltd. .................................. Australia 73,046 69,295
a
Amaroq Ltd. ......................................... Canada 100,500 110,017
a
Amex Exploration, Inc. ................................. Canada 60,900 180,349
Anglogold Ashanti plc .................................. Australia 18,060 1,460,873
a
Artemis Gold, Inc. ..................................... Canada 16,000 352,096
a
Asante Gold Corp. .................................... Canada 231,029 130,318
a
Asara Resources Ltd. .................................. Australia 1,729,200 156,027
a
Astral Resources NL ................................... Australia 604,400 46,631
a
Atex Resources, Inc. ................................... Canada 156,900 269,935
a
Aurum Resources Ltd. ................................. Australia 151,100 54,975
a
Ausgold Ltd. ......................................... Australia 276,600 152,432
B2Gold Corp. ........................................ Canada 57,700 216,439
a
Ballard Mining Ltd. .................................... Australia 131,200 58,385
a
Banyan Gold Corp. .................................... Canada 360,400 360,845
Barrick Mining Corp. ................................... Canada 74,536 2,737,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Gold and Precious Metals VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Barton Gold Holdings Ltd. ............................... Australia 194,480 $ 109,812
a
Bellevue Gold Ltd. ..................................... Australia 318,400 270,852
a
Belo Sun Mining Corp. ................................. Canada 125,100 91,736
a
Black Cat Syndicate Ltd. ................................ Australia 532,300 329,756
a
Blossom Gold, Inc. .................................... Canada 109,600 149,147
a
Brightstar Resources Ltd. ............................... Australia 745,100 153,922
a
Cambria Gold Mines, Inc. ............................... Canada 578,700 371,315
a
Catalyst Metals Ltd. ................................... Australia 128,122 451,758
Coeur Mining, Inc. ..................................... United States 15,400 251,328
a
Contango Silver & Gold, Inc. ............................. United States 13,900 219,481
a
Dakota Gold Corp. .................................... United States 43,776 186,486
Eldorado Gold Corp. ................................... Turkiye 12,000 373,474
a
Emerald Resources NL ................................. Australia 122,600 470,498
Endeavour Mining plc .................................. Ivory Coast 19,819 993,710
Equinox Gold Corp. , ( CAD Traded) ........................ Canada 87,831 855,861
Equinox Gold Corp. , ( USD Traded) ........................ Canada 130,135 1,264,912
a
Falcon Metals Ltd. ..................................... Australia 185,900 49,762
a
Felix Gold Ltd. ....................................... Australia 197,100 35,618
a
Founders Metals, Inc. .................................. Canada 50,800 137,544
a
G Mining Ventures Corp. ................................ Canada 85,773 2,511,654
a
G2 Goldfields, Inc. .................................... Canada 21,100 139,997
a
Galantas Gold Corp. ................................... United Kingdom 787,800 255,518
a
Galiano Gold, Inc. ..................................... Canada 125,060 233,675
a
Genesis Minerals Ltd. .................................. Australia 123,800 454,841
a
Geopacific Resources Ltd. .............................. Australia 895,000 17,375
Gold Fields Ltd. ....................................... South Africa 7,350 246,706
Gold Fields Ltd. , ADR .................................. South Africa 3,700 124,283
a
Gold X2 Mining, Inc. ................................... Canada 275,000 230,742
a
Golden Horse Minerals Ltd. , CDI .......................... Australia 109,200 34,884
a
Gorilla Gold Mines Ltd. ................................. Australia 243,200 49,282
a
Great Boulder Resources Ltd. ............................ Australia 1,120,000 58,718
a
Greatland Resources Ltd. , ( AUD Traded) ................... Australia 4,400 35,263
a
Greatland Resources Ltd. , ( GBP Traded) .................... Australia 129,900 1,051,699
a
Greenheart Gold, Inc. .................................. Canada 26,900 15,932
a
Heliostar Metals Ltd. ................................... Canada 275,871 346,237
a
Hemlo Mining Corp. ................................... Canada 146,114 542,937
Hochschild Mining plc .................................. Peru 42,500 261,075
a
Integra Resources Corp. , ( CAD Traded) .................... Canada 90,000 199,894
a
Integra Resources Corp. , ( USD Traded) .................... Canada 56,800 128,936
a
International Tower Hill Mines Ltd. ......................... Canada 46,900 93,331
a
K92 Mining, Inc. ...................................... Canada 34,700 544,630
Kingsgate Consolidated Ltd. ............................. Australia 47,800 166,575
a
Liberty Gold Corp. ..................................... Canada 478,000 492,071
a
Maple Gold Mines Ltd. ................................. Canada 65,200 125,964
a
Maritana Minerals Ltd. .................................. Australia 300,300 133,310
a
Medallion Metals Ltd. .................................. Australia 554,500 150,988
a
Meeka Metals Ltd. ..................................... Australia 1,813,200 120,850
a
Montage Gold Corp. ................................... Canada 70,400 800,671
a
New Murchison Gold Ltd. ............................... Australia 5,370,800 150,875
a
Newcore Gold Ltd. .................................... Canada 259,800 59,535
Newmont Corp. ....................................... United States 20,609 1,924,881
Newmont Corp. , CDI ................................... United States 10,189 959,725
Northern Star Resources Ltd. ............................ Australia 20,000 264,793
OceanaGold Corp. .................................... Australia 9,700 243,141
a
Omai Gold Mines Corp. ................................. Canada 421,100 656,183
a
Onyx Gold Corp. ...................................... Canada 87,100 92,735
a
Ora Banda Mining Ltd. ................................. Australia 574,500 427,537
Orla Mining Ltd. ...................................... Canada 86,525 846,185

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Gold and Precious Metals VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Osisko Development Corp. , ( CAD Traded) ................... Canada 48,500 $ 117,980
a
Osisko Development Corp. , ( USD Traded) ................... Canada 63,900 157,194
Pan American Silver Corp. .............................. Canada 2,400 107,592
a
Pantoro Gold Ltd. ..................................... Australia 170,500 277,172
Perseus Mining Ltd. ................................... Australia 324,162 1,095,289
a
Predictive Discovery Ltd. , ( AUD Traded) .................... Australia 870,837 413,181
a
Predictive Discovery Ltd. , ( CAD Traded) .................... Australia 901,218 425,747
a
Q-Gold Resources Ltd. ................................. Canada 138,700 20,048
a
Radisson Mining Resources, Inc. , A ........................ Canada 176,800 92,249
Ramelius Resources Ltd. ............................... Australia 146,600 301,701
a
Resolute Mining Ltd. ................................... Australia 259,800 173,018
a
Rio2 Ltd. ............................................ Canada 108,000 202,560
a
Rox Resources Ltd. ................................... Australia 536,500 148,422
a
Roxmore Resources, Inc. ............................... Canada 28,800 62,545
a
RTG Mining, Inc. , CDI .................................. Australia 673,000 16,774
a
Rua Gold, Inc. ........................................ Canada 71,000 55,568
a
Santana Minerals Ltd. .................................. Australia 392,600 126,099
a
Saturn Metals Ltd. ..................................... Australia 504,900 164,344
a
Sitka Gold Corp. ...................................... Canada 253,100 178,459
a
Skeena Resources Ltd. ................................. Canada 26,654 710,397
a
Snowline Gold Corp. ................................... Canada 28,200 254,909
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 36,700 227,200
a
Southern Cross Gold Consolidated Ltd. , CDI ................. Canada 33,000 203,187
a
St. Augustine Gold and Copper Ltd. ........................ United States 249,200 32,506
a
St. Barbara Ltd. ....................................... Australia 181,300 58,538
a
STLLR Gold, Inc. ..................................... Canada 54,500 50,724
a
Talisker Resources Ltd. ................................. Canada 192,300 155,928
a
Tectonic Metals, Inc. ................................... Canada 107,900 167,375
a
Tiernan Gold Corp. .................................... Canada 20,600 103,708
a
Titan Minerals Ltd. .................................... Australia 150,300 74,800
a
Tolu Minerals Ltd. ..................................... Australia 173,200 139,101
Torex Gold Resources, Inc. .............................. Canada 27,115 1,079,247
a
Torque Metals Ltd. .................................... Australia 433,900 69,542
a
Toubani Resources Ltd. , CDI ............................. Australia 275,000 74,439
a
Troilus Mining Corp. ................................... Canada 428,300 504,326
a
Turaco Gold Ltd. ...................................... Australia 168,200 53,091
a
Valiant Gold Ltd. ...................................... Australia 263,800 37,468
Vault Minerals Ltd. .................................... Australia 57,700 169,146
a
West African Resources Ltd. ............................. Australia 54,900 103,157
Westgold Resources Ltd. ............................... Australia 104,800 347,678
a
WIA Gold Ltd. ........................................ Australia 668,600 214,310
40,900,837
Precious Metals & Minerals 2.8%
a
Drummond Ventures Corp. .............................. Canada 60,000 143,839
Impala Platinum Holdings Ltd. ............................ South Africa 31,700 333,033
Northam Platinum Holdings Ltd. .......................... South Africa 8,200 118,456
a
Platinum Group Metals Ltd. .............................. South Africa 49,700 67,095
a
Scottie Resources Corp. ................................ Canada 63,600 88,791
a
Sierra Madre Gold And Silver Ltd. ......................... Canada 198,100 199,741
a
TDG Gold Corp. ...................................... Canada 269,100 91,076
a
Thesis Gold & Silver, Inc. ............................... Canada 272,189 558,484
Valterra Platinum Ltd. .................................. South Africa 3,800 255,387
1,855,902
Silver 2.6%
a
Aya Gold & Silver, Inc. .................................. Morocco 10,600 200,752
a
Discovery Silver Corp. .................................. Canada 103,142 616,707

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Gold and Precious Metals VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares a Value
a
Common Stocks
(continued)
Silver (continued)
a
GoGold Resources, Inc. ................................ Canada 163,000 $ 365,478
a
Silver Mines Ltd. ...................................... Australia 1,238,200 104,639
a
Silver Mountain Resources, Inc. .......................... Canada 30,900 71,027
a
Silver Tiger Metals, Inc. ................................. Canada 499,249 278,094
a
Sinda Ltd. ........................................... Mexico 8,100 97,200
1,733,897
Total Common Stocks (Cost $ 63,811,020 ) ......................................
49,756,343
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
e,f
Franklin Institutional U.S. Government Money Market Fund , 3.597 % United States 1,723,489 1,723,489
Total Money Market Funds (Cost $ 1,723,489 ) ...................................
1,723,489
Total Short Term Investments (Cost $ 1,723,489 ) .................................
1,723,489
a
Total Investments (Cost $ 65,534,509 ) 77.5% ....................................
$51,479,832
Other Assets, less Liabilities 22.5% ............................................
14,920,241
Net Assets 100.0% ...........................................................
$66,400,073
See Abbreviations on page 18 .
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Gold
and Precious
Metals VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $63,811,020
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 1,723,489
Value - Unaffiliated issuers .................................................................. $49,756,343
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 1,723,489
Receivables:
Investment securities sold ................................................................... 5
Capital shares sold ........................................................................ 15,004,673
Dividends ............................................................................... 303
Offering costs ............................................................................. 14,719
Total assets .......................................................................... 66,499,532
Liabilities:
Payables:
Investment securities purchased .............................................................. 25,134
Management fees ......................................................................... 18,784
Distribution fees .......................................................................... 405
Professional fees ......................................................................... 18,693
Trustees' fees and expenses ................................................................. 5
Deferred offering costs ....................................................................... 17,500
Organization costs .......................................................................... 17,500
Accrued expenses and other liabilities ........................................................... 1,438
Total liabilities ......................................................................... 99,459
Net assets, at value ................................................................. $66,400,073
Net assets consist of:
Paid-in capital ............................................................................. $80,623,779
Total distributable earnings (losses) ............................................................. (14,223,706)
Net assets, at value ................................................................. $66,400,073
Franklin Gold
and Precious
Metals VIP
Fund
Class 1:
Net assets, at value ....................................................................... $63,836,855
Shares outstanding ........................................................................ 7,544,688
Net asset value and maximum offering price per share
a
............................................. $8.46
Class 2:
Net assets, at value ....................................................................... $2,563,218
Shares outstanding ........................................................................ 302,987
Net asset value and maximum offering price per share
a
............................................. $8.46
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
a
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Gold
and Precious
Metals VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $5,061)
Unaffiliated issuers ........................................................................ $57,767
Non-controlled affiliates (Note 3 e ) ............................................................. 26,266
Interest:
Unaffiliated issuers ........................................................................ 2,917
Total investment income ................................................................... 86,950
Expenses:
Management fees (Note 3 a ) ................................................................... 42,618
Distribution fees: (Note 3c )
Class 2 ................................................................................ 729
Custodian fees ............................................................................ 14
Reports to shareholders fees .................................................................. 71
Professional fees ........................................................................... 18,693
Trustees' fees and expenses .................................................................. 5
Organization costs .......................................................................... 17,500
Amortization of offering costs (Note 1 f ) ........................................................... 2,781
Other .................................................................................... 1,350
Total expenses ......................................................................... 83,761
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (29,680)
Net expenses ......................................................................... 54,081
Net investment income ................................................................ 32,869
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (165,564)
Foreign currency transactions ................................................................ (36,314)
Net realized gain (loss) .................................................................. (201,878)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (14,054,677)
Translation of other assets and liabilities denominated in foreign currencies .............................. (20)
Net change in unrealized appreciation (depreciation) ............................................ (14,054,697)
Net realized and unrealized gain (loss) ............................................................ (14,256,575)
Net increase (decrease) in net assets resulting from operations .......................................... $(14,223,706)
a
For the period May 1, 2026 (commencement of operations) to June 30, 2026.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Gold and
Precious Metals VIP
Fund
Period Ended
June 30, 2026
(unaudited)
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................................... $32,869
Net realized gain (loss) ................................................................... (201,878)
Net change in unrealized appreciation (depreciation) ............................................. (14,054,697)
Net increase (decrease) in net assets resulting from operations .................................. (14,223,706)
Capital share transactions: (Note 2 )
Class 1 ............................................................................... 77,676,558
Class 2 ............................................................................... 2,947,221
Total capital share transactions .............................................................. 80,623,779
Net increase (decrease) in net assets ..................................................... 66,400,073
Net assets:
End of period ............................................................................ $66,400,073
a
For the period May 1, 2026 (commencement of operations) to June 30, 2026.

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Gold and Precious Metals VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Gold and Precious Metals
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
94.8% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
Effective May 1, 2026, the Trust began offering shares of
Franklin Gold and Precious Metals VIP Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.550% of the
Fund’s average daily net assets.
Period Ended
June 30, 2026
a
Shares Amount
Class 1 Shares: (7544688)
Shares sold .................................................................. 7,695,217 $79,138,472
Shares redeemed .............................................................. (150,529) (1,461,914)
Net increase (decrease) ......................................................... 7,544,688 $77,676,558
Class 2 Shares: (302987)
Shares sold .................................................................. 459,240 $4,459,871
Shares redeemed .............................................................. (156,253) (1,512,650)
Net increase (decrease) ......................................................... 302,987 $2,947,221
a
For the period May 1, 2026 (commencement of operations) to June 30, 2026.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.550% Up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% per year of its average daily net assets. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-
routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $67,504,523 $(65,781,034) $— $— $1,723,489 1,723,489 $26,266
Total Affiliated Securities ... $— $67,504,523 $(65,781,034) $— $— $1,723,489 $26,266
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$64,557,001 and $579,317, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Cost of investments .......................................................................... $65,534,509
Unrealized appreciation ........................................................................ $86,050
Unrealized depreciation ........................................................................ (14,140,727)
Net unrealized appreciation (depreciation) .......................................................... $(14,054,677)
Shares Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals VIP Fund
39,061 Tintina Mines Ltd ............................ 6/25/26 $ 18,710 $ 73,567
Total Restricted Securities (Value is 0.1% of Net Assets) ............... $18,710 $73,567

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 378,850 $ 192,324 $ — $ 571,174
Diversified Metals & Mining ............... 3,397,721 1,223,245 73,567 4,694,533
Gold ................................ 29,692,019 11,208,818 — 40,900,837
Precious Metals & Minerals ............... 1,149,026 706,876 — 1,855,902
Silver ............................... 1,629,258 104,639 — 1,733,897
Short Term Investments ................... 1,723,489 — — 1,723,489
Total Investments in Securities ........... $37,970,363 $13,435,902
b
$73,567 $51,479,832
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $13,435,902, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Franklin Gold and Precious Metals VIP Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
10. Operating Segments
(continued)

Franklin Templeton Variable Insurance Products Trust
19
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Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Gold and Precious Metals VIP Fund
(Fund)
At a meeting held on December 8, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable Insurance
Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and approved a new investment management agreement between
Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period.
The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the
Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement, which were discussed at the
Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton (FT) family of funds.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
20
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Semiannual Report
In approving the Management Agreement on behalf of the Fund, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreement are fair and reasonable and that the approval of the Management Agreement on behalf of the Fund is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, current client interest in a fund of the type of the Fund; the Fund’s proposed investment goal and strategies and service providers, noting that the Fund would mirror the existing retail Franklin Gold and Precious Metals Fund (the “Retail Fund”);
the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and
the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of
1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
The Expense Group for the Fund included the Fund and one specialty & miscellaneous fund underlying VIPs. The Board noted
that the proposed Management Rate and estimated actual total expense ratio for the Fund were below the medians of the one other fund in the Expense Group. The Board further noted management’s explanation that the proposed Management Rate breakpoint schedule was identical to the schedule charged to the Retail Fund, except that the first two breakpoints of the Retail
Fund’s schedule (i.e., 0.625% on net assets up to and including $100 million, and 0.500% on net assets over $100 million and

Franklin Templeton Variable Insurance Products Trust
21
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Semiannual Report
up to and including $250 million) were proposed to be collapsed and combined into the first breakpoint tier for the Fund (i.e.,
0.550% on net assets up to and including $250 million). The Board further noted the small size of the Fund’s Expense Group for the Management Rate and that no quintile information was provided for the Fund. After consideration of the above, the
Board concluded that the Management Rate proposed to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the
Fund because the Fund had not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s
(or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including a majority of the Independent Trustees, approved the Management Agreement on behalf of the Fund for an initial two-year period.

50979-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Growth and Income
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.93 $7.64 $6.73 $6.64 $15.23 $13.33
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.14 0.14 0.16 0.25
Net realized and unrealized gains (losses) 0.69 1.06 1.08 0.45 (1.74) 3.03
Total from investment operations ........ 0.75 1.18 1.22 0.59 (1.58) 3.28
Less distributions from:
Net investment income .............. (0.15) (0.18) (0.18) (0.16) (0.48) (0.39)
Net realized gains ................. (0.64) (0.71) (0.13) (0.34) (6.53) (0.99)
Total distributions ................... (0.79) (0.89) (0.31) (0.50) (7.01) (1.38)
Net asset value, end of period .......... $7.89 $7.93 $7.64 $6.73 $6.64 $15.23
Total return
c
....................... 9.47% 16.98% 18.49% 9.18% (6.60)% 25.59%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.77% 0.79% 0.74% 0.80% 0.75% 0.85%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.59% 0.59% 0.59%
e
0.59%
e
Net investment income ............... 1.46% 1.62% 1.88% 2.18% 1.96% 1.71%
Supplemental data
Net assets , end of period (000’s) ........ $27,680 $24,826 $20,093 $14,463 $9,002 $5,772
Portfolio turnover rate ................ 30.63% 36.30% 32.59% 30.36% 30.16% 30.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.35 $7.13 $6.31 $6.25 $14.76 $12.97
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.10 0.11 0.12 0.14 0.20
Net realized and unrealized gains (losses) 0.64 0.99 1.00 0.42 (1.71) 2.94
Total from investment operations ........ 0.69 1.09 1.11 0.54 (1.57) 3.14
Less distributions from:
Net investment income .............. (0.14) (0.16) (0.16) (0.14) (0.41) (0.36)
Net realized gains ................. (0.64) (0.71) (0.13) (0.34) (6.53) (0.99)
Total distributions ................... (0.78) (0.87) (0.29) (0.48) (6.94) (1.35)
Net asset value, end of period .......... $7.26 $7.35 $7.13 $6.31 $6.25 $14.76
Total return
c
....................... 9.26% 16.90% 17.99% 8.98% (6.81)% 25.24%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.02% 1.04% 1.00% 1.04% 0.99% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 0.84% 0.84% 0.84% 0.84% 0.84%
e
0.84%
e
Net investment income ............... 1.21% 1.37% 1.64% 1.93% 1.67% 1.44%
Supplemental data
Net assets , end of period (000’s) ........ $33,508 $33,120 $31,998 $32,311 $33,005 $39,934
Portfolio turnover rate ................ 30.63% 36.30% 32.59% 30.36% 30.16% 30.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Growth and Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 80.8%
Aerospace & Defense 1.5%
RTX Corp. ........................................ United States 4,830 $ 916,396
Banks 6.8%
Bank of America Corp. ............................... United States 33,953 1,934,642
JPMorgan Chase & Co. ............................... United States 6,804 2,227,153
4,161,795
Beverages 1.3%
Coca-Cola Co. (The) ................................. United States 9,519 773,609
Broadline Retail 3.9%
a
Amazon.com, Inc. ................................... United States 9,885 2,355,991
Building Products 1.3%
Carrier Global Corp. ................................. United States 10,741 787,852
Capital Markets 7.0%
BlackRock, Inc. ..................................... United States 627 602,898
Blackstone, Inc. .................................... United States 4,080 480,094
Charles Schwab Corp. (The) ........................... United States 8,514 785,587
Intercontinental Exchange, Inc. ......................... United States 3,908 481,114
Morgan Stanley ..................................... United States 9,228 1,929,021
4,278,714
Chemicals 2.3%
Corteva, Inc. ....................................... United States 6,481 548,876
Linde plc .......................................... United States 1,662 862,478
1,411,354
Communications Equipment 2.0%
Cisco Systems, Inc. ................................. United States 10,242 1,203,025
Consumer Finance 1.5%
American Express Co. ............................... United States 2,706 915,305
Consumer Staples Distribution & Retail 2.0%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 3,623 315,998
Casey's General Stores, Inc. ........................... United States 485 385,473
Walmart, Inc. ...................................... United States 4,576 518,278
1,219,749
Electric Utilities 3.8%
Duke Energy Corp. .................................. United States 5,889 745,430
Evergy, Inc. ........................................ United States 11,127 961,706
NextEra Energy, Inc. ................................. United States 1,726 151,491
PPL Corp. ......................................... United States 12,634 459,246
2,317,873
Electrical Equipment 2.4%
Eaton Corp. plc ..................................... United States 1,947 829,656
Hubbell, Inc. , B ..................................... United States 1,253 655,569
1,485,225
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity plc .................................. Switzerland 2,775 559,468
Energy Equipment & Services 0.4%
SLB Ltd. .......................................... United States 5,398 250,953

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.1%
Canadian Pacific Kansas City Ltd. ....................... Canada 8,095 $ 701,432
Health Care Equipment & Supplies 2.8%
a
Boston Scientific Corp. ............................... United States 2,720 116,089
Medtronic plc ...................................... United States 9,531 745,610
Stryker Corp. ...................................... United States 2,758 868,329
1,730,028
Health Care Providers & Services 2.6%
HCA Healthcare, Inc. ................................. United States 1,254 488,922
UnitedHealth Group, Inc. .............................. United States 2,647 1,100,173
1,589,095
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 10,394 922,987
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ................................... United States 1,240 335,184
Household Durables 0.4%
Lennar Corp. , A ..................................... United States 2,727 246,766
Household Products 2.2%
Procter & Gamble Co. (The) ........................... United States 9,206 1,349,968
Industrial REITs 1.2%
Prologis, Inc. ....................................... United States 5,243 710,269
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc. ............................. United States 3,736 496,253
Thermo Fisher Scientific, Inc. .......................... United States 878 440,194
936,447
Machinery 2.3%
Ingersoll Rand, Inc. .................................. United States 6,428 527,032
Parker-Hannifin Corp. ................................ United States 908 888,133
1,415,165
Multi-Utilities 1.1%
CenterPoint Energy, Inc. .............................. United States 14,856 654,258
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd. ....................... Canada 7,877 311,141
Chevron Corp. ..................................... United States 6,380 1,057,549
Shell plc , ADR ...................................... United States 8,988 696,930
Suncor Energy, Inc. .................................. Canada 8,786 471,632
2,537,252
Pharmaceuticals 4.3%
AstraZeneca plc .................................... United Kingdom 4,273 810,246
Johnson & Johnson ................................. United States 7,211 1,831,378
2,641,624
Real Estate Management & Development 0.7%
a
CBRE Group, Inc. , A ................................. United States 3,142 423,196
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc. ................................. United States 2,141 850,341
Broadcom, Inc. ..................................... United States 2,213 835,961

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. ......................................... United States 2,141 $ 645,961
2,332,263
Software 3.6%
Microsoft Corp. ..................................... United States 5,314 1,982,228
Oracle Corp. ....................................... United States 1,610 235,946
2,218,174
Specialty Retail 1.9%
Lowe's Cos., Inc. .................................... United States 3,011 663,895
Tractor Supply Co. .................................. United States 16,290 514,927
1,178,822
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 4,468 1,292,861
Dell Technologies, Inc. , C ............................. United States 2,522 1,088,142
2,381,003
Tobacco 1.9%
Philip Morris International, Inc. ......................... United States 6,501 1,176,096
Trading Companies & Distributors 1.3%
United Rentals, Inc. .................................. United States 681 771,498
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. ................................... United States 3,352 562,231
Total Common Stocks (Cost $ 32,939,789 ) ....................................
49,451,067
b
Equity-Linked Securities 9.9%
Aerospace & Defense 0.5%
c
Citigroup Global Markets Holdings, Inc. into Boeing Co. (The) ,
144A, 8% , 7/09/27 ................................. United States 1,410 305,164
Broadline Retail 0.5%
c
Mizuho Markets Cayman LP into Amazon.com, Inc. , 144A, 5% ,
8/21/26 ......................................... United States 1,260 298,865
Capital Markets 0.5%
c
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
6.5% , 1/08/27 .................................... United States 3,500 334,478
Communications Equipment 0.5%
c
Goldman Sachs Bank USA into Cisco Systems, Inc. , 144A, 7.5% ,
5/14/27 ......................................... United States 3,260 333,550
Consumer Finance 0.4%
c
UBS AG into American Express Co. , 144A, 7% , 9/18/26 ...... United States 760 254,745
Consumer Staples Distribution & Retail 0.4%
c
Toronto-Dominion Bank (The) into BJ's Wholesale Club Holdings,
Inc. , 144A, 6% , 12/29/26 ............................ United States 2,500 220,781
Electrical Equipment 1.0%
c
Merrill Lynch BV into Eaton Corp. plc , 144A, 7.5% , 5/21/27 .... United States 600 247,902
c
National Bank of Canada into Hubbell, Inc. , 144A, 7% , 7/31/26 . United States 770 380,310
628,212

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
Energy Equipment & Services 0.5%
c
Royal Bank of Canada into Schlumberger NV , 144A, 8.5% ,
10/30/26 ........................................ United States 7,000 $ 287,506
Household Durables 0.4%
c
Royal Bank of Canada into Lennar Corp. , 144A, 7% , 9/30/26 ... United States 2,450 226,326
Industrial REITs 0.5%
c
Barclays Bank plc into Prologis, Inc. , 144A, 6.5% , 1/28/27 ..... United States 2,100 285,556
Life Sciences Tools & Services 0.9%
c
Citigroup Global Markets Holdings, Inc. into Thermo Fisher
Scientific, Inc. , 144A, 6% , 11/06/26 ..................... United States 600 308,437
c
Toronto-Dominion Bank (The) into Agilent Technologies, Inc. ,
144A, 6% , 10/16/26 ................................ United States 1,980 258,251
566,688
Machinery 1.1%
c
Barclays Bank plc into Parker-Hannifin Corp. , 144A, 7% , 11/30/26 United States 420 382,397
c
Wells Fargo Bank NA into Ingersoll Rand, Inc. , 144A, 5% , 8/14/26 United States 3,270 266,988
649,385
Oil, Gas & Consumable Fuels 0.4%
c
Royal Bank of Canada into Canadian Natural Resources Ltd. ,
144A, 9.5% , 3/10/27 ............................... Canada 5,600 227,141
Real Estate Management & Development 0.4%
c
Citigroup Global Markets Holdings, Inc. into CBRE Group, Inc. ,
144A, 7% , 2/26/27 ................................. United States 1,700 233,814
Software 0.4%
c
Citigroup Global Markets Holdings, Inc. into Microsoft Corp. ,
144A, 6% , 7/16/26 ................................. United States 680 257,786
Technology Hardware & Equipment 0.5%
c
Royal Bank of Canada into Apple, Inc. , 144A, 5.5% , 1/15/27 ... United States 1,070 308,559
Technology Hardware, Storage & Peripherals 0.4%
c
Wells Fargo Bank NA into Dell Technologies, Inc. , 144A, 9% ,
12/18/26 ........................................ United States 1,250 245,886
Trading Companies & Distributors 0.6%
c
Goldman Sachs Bank USA into United Rentals, Inc. , 144A, 9% ,
6/25/27 ......................................... United States 340 378,603
Total Equity-Linked Securities (Cost $ 5,892,880 ) ..............................
6,043,045
Convertible Preferred Stocks 7.6%
Aerospace & Defense 1.2%
Boeing Co. (The) , 6% ................................ United States 10,815 727,850
Capital Markets 1.3%
Ares Management Corp. , B , 6.75% ...................... United States 21,683 794,682
Electric Utilities 2.1%
NextEra Energy, Inc. , 7.375% .......................... United States 7,500 359,550
PPL Corp. , 7% ..................................... United States 5,971 292,997
Southern Co. (The) , A , 7.125% ......................... United States 12,061 599,914
1,252,461

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Financial Services 1.5%
Apollo Global Management, Inc. , 6.75% .................. United States 15,265 $ 929,944
Interactive Media & Services 0.7%
Alphabet, Inc. , A , 6.25% .............................. United States 4,439 225,901
Alphabet, Inc. , B , 6.25% .............................. United States 4,448 223,734
449,635
Software 0.8%
Oracle Corp. , D , 6.5% ................................ United States 11,516 517,644
Total Convertible Preferred Stocks (Cost $ 4,810,610 ) ..........................
4,672,216
Total Long Term Investments (Cost $ 43,643,279 ) ..............................
60,166,328
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 940,287 940,287
Total Money Market Funds (Cost $ 940,287 ) ...................................
940,287
Total Short Term Investments (Cost $ 940,287 ) ................................
940,287
a
Total Investments (Cost $ 44,583,566 ) 99.8% ..................................
$61,106,615
Other Assets, less Liabilities 0.2% ...........................................
82,309
Net Assets 100.0% .........................................................
$61,188,924
a a a
See Abbreviations on page 18 .
a
Non-income producing.
b
See Note 1 ( c ) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $6,043,045, representing 9.9% of net assets.
d
See Note 3 ( e ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Growth
and Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $43,643,279
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 940,287
Value - Unaffiliated issuers .................................................................. $60,166,328
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 940,287
Cash .................................................................................... 4,180
Receivables:
Investment securities sold ................................................................... 740,016
Capital shares sold ........................................................................ 43,807
Dividends and interest ..................................................................... 74,466
Total assets .......................................................................... 61,969,084
Liabilities:
Payables:
Investment securities purchased .............................................................. 663,782
Capital shares redeemed ................................................................... 58,324
Management fees ......................................................................... 20,686
Distribution fees .......................................................................... 6,874
Trustees' fees and expenses ................................................................. 145
Accrued expenses and other liabilities ........................................................... 30,349
Total liabilities ......................................................................... 780,160
Net assets, at value ................................................................. $61,188,924
Net assets consist of:
Paid-in capital ............................................................................. $38,179,652
Total distributable earnings (losses) ............................................................. 23,009,272
Net assets, at value ................................................................. $61,188,924
Franklin Growth
and Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $27,680,490
Shares outstanding ........................................................................ 3,509,197
Net asset value and maximum offering price per share
a
............................................. $7.89
Class 2:
Net assets, at value ....................................................................... $33,508,434
Shares outstanding ........................................................................ 4,616,933
Net asset value and maximum offering price per share
a
............................................. $7.26
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Growth
and Income VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $2,550)
Unaffiliated issuers ........................................................................ $588,722
Non-controlled affiliates (Note 3 e ) ............................................................. 19,657
Total investment income ................................................................... 608,379
Expenses:
Management fees (Note 3 a ) ................................................................... 185,260
Distribution fees: (Note 3c )
Class 2 ................................................................................ 41,432
Custodian fees ............................................................................ 506
Reports to shareholders fees .................................................................. 3,775
Professional fees ........................................................................... 33,353
Trustees' fees and expenses .................................................................. 417
Other .................................................................................... 5,838
Total expenses ......................................................................... 270,581
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (54,264)
Net expenses ......................................................................... 216,317
Net investment income ................................................................ 392,062
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,359,908
Foreign currency transactions ................................................................ (151)
Net realized gain (loss) .................................................................. 6,359,757
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,440,040)
Translation of other assets and liabilities denominated in foreign currencies .............................. (217)
Net change in unrealized appreciation (depreciation) ............................................ (1,440,257)
Net realized and unrealized gain (loss) ............................................................ 4,919,500
Net increase (decrease) in net assets resulting from operations .......................................... $5,311,562

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Growth and Income VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $392,062 $800,821
Net realized gain (loss) ................................................. 6,359,757 5,063,724
Net change in unrealized appreciation (depreciation) ........................... (1,440,257) 2,746,441
Net increase (decrease) in net assets resulting from operations ................ 5,311,562 8,610,986
Distributions to shareholders:
Class 1 ............................................................. (2,541,302) (2,397,600)
Class 2 ............................................................. (3,260,940) (3,726,653)
Total distributions to shareholders .......................................... (5,802,242) (6,124,253)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,035,077 3,583,209
Class 2 ............................................................. 698,840 (214,643)
Total capital share transactions ............................................ 3,733,917 3,368,566
Net increase (decrease) in net assets ................................... 3,243,237 5,855,299
Net assets:
Beginning of period ..................................................... 57,945,687 52,090,388
End of period .......................................................... $61,188,924 $57,945,687

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Growth and Income VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Growth and Income VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
two classes of shares: Class 1 and Class 2. Each class of
shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (877625) –
Shares sold ................................... 114,612 $944,250 261,360 $1,984,227
Shares issued in reinvestment of distributions .......... 318,858 2,541,302 341,053 2,397,600
Shares redeemed ............................... (53,981) (450,475) (104,277) (798,618)
Net increase (decrease) .......................... 379,489 $3,035,077 498,136 $3,583,209
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 2 Shares: (131394) –
Shares sold ................................... 30,959 $229,136 102,582 $725,579
Shares issued in reinvestment of distributions .......... 444,270 3,260,940 571,573 3,726,653
Shares redeemed ............................... (365,987) (2,791,236) (652,004) (4,666,875)
Net increase (decrease) .......................... 109,242 $698,840 22,151 $(214,643)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $112.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Growth and Income VIP Fund
(continued)
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.59% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $819,330 $12,002,002 $(11,881,045) $— $— $940,287 940,287 $19,657
Total Affiliated Securities ... $819,330 $12,002,002 $(11,881,045) $— $— $940,287 $19,657
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Growth and Income VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$17,996,685 and $19,621,647, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $44,800,033
Unrealized appreciation ........................................................................ $17,861,574
Unrealized depreciation ........................................................................ (1,554,992)
Net unrealized appreciation (depreciation) .......................................................... $16,306,582

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Franklin Growth and Income VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 49,451,067 $ — $ — $ 49,451,067
Equity-Linked Securities ................... — 6,043,045 — 6,043,045
Convertible Preferred Stocks ................ 4,672,216 — — 4,672,216
Short Term Investments ................... 940,287 — — 940,287
Total Investments in Securities ........... $55,063,570 $6,043,045 $— $61,106,615
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
7. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

Franklin Templeton Variable Insurance Products Trust
26
franklintempleton.com
Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust
27
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
28
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4822-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Income VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 18
Notes to Financial Statements 21
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.02 $15.12 $14.91 $15.39 $17.47 $15.65
Income from investment operations
a
:
Net investment income
b
............. 0.31 0.61 0.65 0.64 0.62 0.53
Net realized and unrealized gains (losses) 0.70 1.25 0.42 0.64 (1.55) 2.09
Total from investment operations ........ 1.01 1.86 1.07 1.28 (0.93) 2.62
Less distributions from:
Net investment income .............. (0.84) (0.80) (0.80) (0.82) (0.83) (0.80)
Net realized gains ................. (0.11) (0.16) (0.06) (0.94) (0.32) —
Total distributions ................... (0.95) (0.96) (0.86) (1.76) (1.15) (0.80)
Net asset value, end of period .......... $16.08 $16.02 $15.12 $14.91 $15.39 $17.47
Total return
c
....................... 6.27% 12.87% 7.46% 8.87% (5.24)% 17.00%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.47% 0.47% 0.47% 0.46% 0.45% 0.47%
Expenses net of waiver and payments by
affiliates .......................... 0.47%
e
0.47%
e
0.46% 0.46%
e,f
0.45%
e,f
0.47%
e,f
Net investment income ............... 3.80% 3.97% 4.28% 4.35% 3.82% 3.20%
Supplemental data
Net assets , end of period (000’s) ........ $354,791 $336,475 $308,491 $291,326 $220,272 $243,732
Portfolio turnover rate ................ 18.09% 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.16 $14.36 $14.20 $14.73 $16.76 $15.04
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.54 0.58 0.58 0.55 0.47
Net realized and unrealized gains (losses) 0.66 1.19 0.41 0.61 (1.48) 2.02
Total from investment operations ........ 0.94 1.73 0.99 1.19 (0.93) 2.49
Less distributions from:
Net investment income .............. (0.80) (0.77) (0.77) (0.78) (0.78) (0.77)
Net realized gains ................. (0.11) (0.16) (0.06) (0.94) (0.32) —
Total distributions ................... (0.91) (0.93) (0.83) (1.72) (1.10) (0.77)
Net asset value, end of period .......... $15.19 $15.16 $14.36 $14.20 $14.73 $16.76
Total return
c
....................... 6.17% 12.56% 7.20% 8.62% (5.47)% 16.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.72% 0.72% 0.71% 0.70% 0.72%
Expenses net of waiver and payments by
affiliates .......................... 0.72%
e
0.72%
e
0.71% 0.71%
e,f
0.70%
e,f
0.72%
e,f
Net investment income ............... 3.55% 3.72% 4.03% 4.09% 3.56% 2.95%
Supplemental data
Net assets , end of period (000’s) ........ $2,526,186 $2,513,164 $2,463,454 $2,546,077 $2,545,382 $3,026,228
Portfolio turnover rate ................ 18.09% 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.72 $14.86 $14.67 $15.16 $17.23 $15.45
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.55 0.58 0.58 0.55 0.46
Net realized and unrealized gains (losses) 0.69 1.22 0.42 0.64 (1.53) 2.07
Total from investment operations ........ 0.97 1.77 1.00 1.22 (0.98) 2.53
Less distributions from:
Net investment income .............. (0.79) (0.75) (0.75) (0.77) (0.77) (0.75)
Net realized gains ................. (0.11) (0.16) (0.06) (0.94) (0.32) —
Total distributions ................... (0.90) (0.91) (0.81) (1.71) (1.09) (0.75)
Net asset value, end of period .......... $15.79 $15.72 $14.86 $14.67 $15.16 $17.23
Total return
c
....................... 6.11% 12.43% 7.08% 8.55% (5.59)% 16.59%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.82% 0.82% 0.81% 0.80% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.82%
e
0.82%
e
0.81% 0.81%
e,f
0.80%
e,f
0.82%
e,f
Net investment income ............... 3.45% 3.62% 3.92% 3.99% 3.49% 2.82%
Supplemental data
Net assets , end of period (000’s) ........ $416,530 $401,408 $370,279 $352,794 $325,205 $333,522
Portfolio turnover rate ................ 18.09% 41.45% 39.80% 34.98% 64.51% 39.27%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 32.7%
Aerospace & Defense 1.3%
a
Honeywell Aerospace, Inc. ............................ United States 42,500 $ 9,395,900
Lockheed Martin Corp. ............................... United States 30,000 15,283,800
RTX Corp. ........................................ United States 90,000 17,075,700
41,755,400
Air Freight & Logistics 0.5%
United Parcel Service, Inc. , B .......................... United States 139,000 14,942,500
Banks 1.7%
Bank of America Corp. ............................... United States 200,000 11,396,000
Citigroup, Inc. ...................................... United States 50,000 6,998,000
Fifth Third Bancorp .................................. United States 200,000 11,274,000
JPMorgan Chase & Co. ............................... United States 80,000 26,186,400
55,854,400
Beverages 1.9%
Coca-Cola Co. (The) ................................. United States 250,000 20,317,500
PepsiCo, Inc. ...................................... United States 300,000 40,620,000
60,937,500
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 100,000 25,164,000
Amgen, Inc. ....................................... United States 35,000 12,674,200
37,838,200
Broadline Retail 0.4%
a
Amazon.com, Inc. ................................... United States 49,827 11,875,767
Capital Markets 0.4%
BlackRock, Inc. ..................................... United States 15,000 14,423,400
Chemicals 1.0%
Air Products and Chemicals, Inc. ........................ United States 115,000 33,715,700
Communications Equipment 1.4%
Cisco Systems, Inc. ................................. United States 400,000 46,984,000
Consumer Finance 0.4%
Capital One Financial Corp. ........................... United States 65,000 13,040,300
Consumer Staples Distribution & Retail 0.3%
Target Corp. ....................................... United States 75,000 9,795,750
Diversified Telecommunication Services 0.8%
Comcast Corp. , A ................................... United States 654,822 16,075,880
Verizon Communications, Inc. .......................... United States 250,000 10,585,000
26,660,880
Electric Utilities 2.5%
Duke Energy Corp. .................................. United States 200,000 25,316,000
NextEra Energy, Inc. ................................. United States 50,000 4,388,500
Southern Co. (The) .................................. United States 450,000 43,069,500
Xcel Energy, Inc. .................................... United States 130,000 10,439,000
83,213,000
Energy Equipment & Services 0.5%
SLB Ltd. .......................................... United States 350,000 16,271,500
Food Products 0.6%
Nestle SA , ADR .................................... Switzerland 190,000 19,511,100

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 1.1%
Union Pacific Corp. .................................. United States 129,993 $ 35,358,096
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 300,000 27,222,000
Medtronic plc ...................................... United States 120,000 9,387,600
36,609,600
Health Care Providers & Services 0.7%
CVS Health Corp. ................................... United States 149,917 15,508,914
UnitedHealth Group, Inc. .............................. United States 14,994 6,231,956
21,740,870
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ................................... United States 30,000 8,109,300
Starbucks Corp. .................................... United States 50,000 5,109,500
13,218,800
Household Products 1.9%
Procter & Gamble Co. (The) ........................... United States 425,000 62,322,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 42,500 9,515,750
IT Services 0.6%
Accenture plc , A .................................... United States 21,000 2,613,240
International Business Machines Corp. ................... United States 65,000 18,278,650
20,891,890
Media 0.0%
†
Versant Media Group, Inc. ............................. United States 10,200 367,302
Metals & Mining 0.2%
Freeport-McMoRan, Inc. .............................. United States 100,000 6,289,000
Multi-Utilities 0.5%
Sempra, Inc. ....................................... United States 180,000 16,687,800
Oil, Gas & Consumable Fuels 5.0%
Chevron Corp. ..................................... United States 350,000 58,016,000
ConocoPhillips ..................................... United States 100,000 10,396,000
Exxon Mobil Corp. ................................... United States 450,000 61,524,000
Shell plc , ADR ...................................... United States 220,000 17,058,800
TotalEnergies SE ................................... France 250,000 19,440,000
166,434,800
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. .............................. United States 179,919 10,366,933
Johnson & Johnson ................................. United States 125,000 31,746,250
Merck & Co., Inc. ................................... United States 200,000 25,700,000
Pfizer, Inc. ......................................... United States 1,059,816 25,520,369
93,333,552
Semiconductors & Semiconductor Equipment 0.9%
Texas Instruments, Inc. ............................... United States 100,000 29,807,000
Software 0.5%
Microsoft Corp. ..................................... United States 32,655 12,180,968
Salesforce, Inc. ..................................... United States 35,001 5,483,257
17,664,225

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 100,000 $ 35,268,000
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. , B ....................................... United States 100,000 4,105,000
Tobacco 0.7%
Philip Morris International, Inc. ......................... United States 130,000 23,518,300
Total Common Stocks (Cost $ 808,776,175 ) ...................................
1,079,951,382
b
Equity-Linked Securities 12.9%
Banks 0.6%
c
Morgan Stanley Finance LLC into JPMorgan Chase & Co. , 144A,
8% , 3/30/27 ...................................... United States 37,000 11,397,434
c
UBS AG into Bank of America Corp. , 144A, 8% , 3/03/27 ...... United States 125,000 6,962,023
18,359,457
Broadline Retail 0.8%
c
J.P. Morgan Structured Products BV into Amazon.com, Inc. , 144A,
9% , 1/11/27 ...................................... United States 36,000 8,452,535
c
Wells Fargo Bank NA into Amazon.com, Inc. , 144A, 9% , 2/26/27 United States 75,000 16,374,649
24,827,184
Capital Markets 0.4%
c
Merrill Lynch BV into Charles Schwab Corp. (The) , 144A, 8% ,
3/03/27 ......................................... United States 135,000 12,679,305
Chemicals 0.8%
c
BofA Finance LLC into Albemarle Corp. , 144A, 12.5% , 8/28/26 . United States 255,000 26,953,557
Consumer Staples Distribution & Retail 0.1%
c
BNP Paribas Issuance BV into Target Corp. , 144A, 11% , 10/07/26 United States 40,000 4,394,937
Electric Utilities 1.1%
c
BNP Paribas Issuance BV into NextEra Energy, Inc. , 144A, 8% ,
2/10/27 ......................................... United States 300,000 26,498,906
c
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 9.5% ,
10/22/26 ........................................ United States 100,000 8,833,791
35,332,697
Energy Equipment & Services 0.5%
c
Citigroup Global Markets Holdings, Inc. into Halliburton Co. ,
144A, 10% , 1/26/27 ................................ United States 222,000 7,338,303
c
Merrill Lynch BV into Halliburton Co. , 144A, 8.5% , 9/21/26 ..... United States 325,000 9,012,747
16,351,050
Health Care Providers & Services 0.6%
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 9% , 9/25/26 United States 25,000 9,519,361
c
Merrill Lynch BV into UnitedHealth Group, Inc. , 144A, 10% ,
7/01/26 ......................................... United States 25,000 9,964,905
19,484,266
Hotels, Restaurants & Leisure 0.6%
c
Toronto-Dominion Bank (The) into Starbucks Corp. , 144A, 9% ,
1/27/27 ......................................... United States 200,000 20,039,128
Interactive Media & Services 0.4%
c
Mizuho Markets Cayman LP into Meta Platforms, Inc. , 144A,
10% , 12/07/26 .................................... United States 26,000 14,845,358

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
b
Equity-Linked Securities
(continued)
IT Services 0.7%
c
Citigroup Global Markets Holdings, Inc. into International
Business Machines Corp. , 144A, 8.5% , 8/21/26 ........... United States 35,000 $ 9,313,919
c
Morgan Stanley Finance LLC into International Business
Machines Corp. , 144A, 8% , 4/08/27 .................... United States 40,000 10,837,812
c
UBS AG into Accenture plc , 144A, 8% , 7/13/26 ............. United States 31,000 4,039,460
24,191,191
Metals & Mining 1.0%
c
Barclays Bank plc into Freeport-McMoRan, Inc. , 144A, 10% ,
1/27/27 ......................................... United States 250,000 14,338,444
c
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/28/26 ..................................... United States 400,000 19,617,188
33,955,632
Semiconductors & Semiconductor Equipment 3.0%
c
Bank of America NA into Microchip Technology, Inc. , 144A, 11% ,
9/03/26 ......................................... United States 200,000 15,422,971
c
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/05/26 ........................................ United States 200,000 15,279,007
c
Barclays Bank plc into Micron Technology, Inc. , 144A, 10% ,
9/08/26 ......................................... United States 90,000 13,613,522
c
BNP Paribas SA into Texas Instruments, Inc. , 144A, 9% , 7/01/26 United States 113,500 26,612,269
c
Toronto-Dominion Bank (The) into QUALCOMM, Inc. , 144A, 10% ,
11/25/26 ........................................ United States 85,000 14,514,210
c
UBS AG into Texas Instruments, Inc. , 144A, 10% , 2/24/27 ..... United States 50,000 12,062,797
97,504,776
Software 1.1%
c
Citigroup Global Markets Holdings, Inc. into Workday, Inc. , 144A,
10% , 2/24/27 ..................................... United States 55,000 6,957,329
c
Mizuho Markets Cayman LP into Microsoft Corp. , 144A, 7.25% ,
1/11/27 ......................................... United States 47,000 18,469,783
c
Royal Bank of Canada into Microsoft Corp. , 144A, 8% , 4/05/27 . United States 18,925 7,187,017
c
UBS AG into Oracle Corp. , 144A, 12% , 1/11/27 ............. United States 33,000 5,163,001
37,777,130
Specialty Retail 0.6%
c
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/20/26 ................................ United States 52,700 19,185,909
Technology Hardware, Storage & Peripherals 0.6%
c
Mizuho Markets Cayman LP into Dell Technologies, Inc. , 144A,
12% , 11/09/26 .................................... United States 100,000 19,776,277
Total Equity-Linked Securities (Cost $ 400,195,140 ) ............................
425,657,854
Convertible Preferred Stocks 3.3%
Aerospace & Defense 0.5%
Boeing Co. (The) , 6% ................................ United States 240,000 16,152,000
Capital Markets 0.2%
Ares Management Corp. , B , 6.75% ...................... United States 200,000 7,330,000
KKR & Co., Inc. , D , 6.25% ............................. United States 25,000 996,250
8,326,250
Chemicals 0.2%
Albemarle Corp. , 7.25% .............................. United States 135,000 7,472,250
Electric Utilities 0.4%
NextEra Energy, Inc. , 7.234% .......................... United States 50,000 2,485,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Electric Utilities (continued)
PPL Corp. , 7% ..................................... United States 70,000 $ 3,434,900
Southern Co. (The) , A , 7.125% ......................... United States 135,000 6,714,900
12,634,800
Financial Services 0.5%
FNMA , 5.375% ..................................... United States 475 16,150,000
Interactive Media & Services 0.6%
Alphabet, Inc. , A , 6.25% .............................. United States 190,000 9,669,100
Alphabet, Inc. , B , 6.25% .............................. United States 190,000 9,557,000
19,226,100
Software 0.5%
Oracle Corp. , D , 6.5% ................................ United States 350,000 15,732,500
Trading Companies & Distributors 0.4%
a,d,e
QXO, Inc. , C ....................................... United States 1,087 11,942,485
Total Convertible Preferred Stocks (Cost $ 126,033,638 ) ........................
107,636,385
Principal
Amount
*
Corporate Bonds 36.7%
Aerospace & Defense 1.4%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 .............
United States 15,000,000 15,185,627
c
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,452,185
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,056,045
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,403,065
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 5,750,000 5,901,938
45,998,860
Automobile Components 0.3%
c
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 12,303,350 10,162,535
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,645,252
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 7,131,023
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,119,581
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,867,668
c
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC , Senior
Secured Note , 144A, 10% , 1/15/31 ..................... United States 3,000,000 2,990,493
30,754,017
Banks 3.0%
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,425,975
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,149,468
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,126,974
JPMorgan Chase & Co. ,
f
NN , Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,240,110
f
OO , Junior Sub. Bond , 6.5% to 3/31/30, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,073,383
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,212,008
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 8,432,913

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 $ 3,922,449
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,440,387
Wells Fargo & Co. ,
f
GG , Junior Sub. Bond , 6.125% to 6/14/31, FRN thereafter ,
Perpetual ....................................... United States 3,000,000 3,036,909
Senior Bond , 5.557% to 7/24/33, FRN thereafter , 7/25/34 ... United States 10,000,000 10,244,296
100,304,872
Biotechnology 0.2%
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 2,000,000 2,086,516
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 4,000,000 4,078,652
6,165,168
Building Products 0.5%
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,259,424
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 6,500,000 6,640,770
17,900,194
Capital Markets 2.0%
Ares Capital Corp. , Senior Note , 5.8% , 3/08/32 .............
United States 3,000,000 2,974,078
Ares Strategic Income Fund , Senior Note , 5.55% , 4/15/31 .....
United States 3,500,000 3,398,247
Blackstone Private Credit Fund ,
Senior Note , 5.95% , 5/15/31 ......................... United States 4,000,000 3,939,554
Senior Note , 6% , 1/29/32 ........................... United States 4,000,000 3,943,800
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 6.561% to 10/23/33, FRN thereafter , 10/24/34 . United States 17,000,000 18,397,583
Sub. Bond , 5.387% to 2/01/36, FRN thereafter , 2/02/41 ..... United States 2,500,000 2,436,195
c
Goldman Sachs Private Credit Corp. , Senior Note , 144A, 6.15% ,
6/16/31 ......................................... United States 8,000,000 7,944,320
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,224,367
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,737,509
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,513,485
64,509,138
Chemicals 1.6%
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 4,000,000 3,852,140
Celanese US Holdings LLC , Senior Note , 7.165% , 7/15/27 ....
United States 12,000,000 12,297,168
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,795,188
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 5,500,000 5,456,608
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 4,388,000 4,330,991
c
Tronox, Inc. ,
Senior Note , 144A, 4.625% , 3/15/29 ................... United States 10,000,000 7,008,888
Senior Secured Note , 144A, 9.125% , 9/30/30 ............ United States 11,000,000 11,059,051
51,800,034
Commercial Services & Supplies 0.3%
d ,e
BX Frontier Member II LLC , 6.1% , 12/31/60 ................ United States 4,231,308 4,351,037

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 4,500,000 $ 4,670,082
9,021,119
Consumer Finance 1.3%
Capital One Financial Corp. ,
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,742,174
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,135,202
Ford Motor Credit Co. LLC ,
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 15,011,266
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,586,928
Senior Note , 6.532% , 3/19/32 ........................ United States 7,654,000 7,913,799
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 5,313,802
42,703,171
Containers & Packaging 1.6%
c
Ardagh Group SA ,
g
Secured Note , 144A, PIK, 11% , 12/01/30 ............... United States 11,393,250 10,844,158
Senior Secured Note , 144A, 9.5% , 12/01/30 ............. United States 8,402,000 8,987,250
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 6,000,000 5,828,101
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 12,032,000 11,846,852
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 7,000,000 7,159,985
c
Sword Purchaser LLC , Senior Secured Note , 144A, 8.25% ,
4/15/33 ......................................... United States 8,000,000 8,282,720
52,949,066
Diversified Telecommunication Services 1.7%
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 2,500,000 2,371,678
Senior Note , 144A, 6.375% , 9/01/29 ................... United States 17,500,000 17,492,234
Senior Note , 144A, 7% , 2/01/33 ...................... United States 12,000,000 11,778,190
c
Connect Holding II LLC , Senior Secured Note , 144A, 10.5% ,
4/03/31 ......................................... United States 6,750,000 6,766,720
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 8,000,000 7,993,975
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 5,000,000 4,986,221
Verizon Communications, Inc. , Junior Sub. Bond , 6.2% to
5/13/36, FRN thereafter , 5/14/56 ...................... United States 3,000,000 3,034,044
54,423,062
Electric Utilities 1.9%
c
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 11,500,000 11,469,860
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 20,000,000 20,030,360
Southern Co. (The) ,
Junior Sub. Bond , 6% to 3/31/33, FRN thereafter , 4/01/58 ... United States 1,500,000 1,504,030
2025 , Junior Sub. Bond , 6.375% to 3/14/35, FRN thereafter ,
3/15/55 ......................................... United States 1,000,000 1,029,635
Senior Bond , 5.7% , 10/15/32 ......................... United States 10,000,000 10,404,205
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,325,211
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 4,919,326

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC, (continued)
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 $ 2,901,175
62,583,802
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,309,665
Energy Equipment & Services 0.3%
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 5,316,000 5,403,533
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 3,500,000 3,572,977
8,976,510
Food Products 0.4%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.75% , 4/01/33 ............... United States 8,000,000 8,218,340
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,181,216
12,399,556
Ground Transportation 0.1%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,409,084
Health Care Equipment & Supplies 0.7%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 4,000,000 4,209,159
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,977,577
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 10,000,000 9,716,440
c
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 5,000,000 4,973,341
22,876,517
Health Care Providers & Services 5.5%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,705,862
c
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 20,000,000 21,951,000
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 23,820,000 23,448,079
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 19,930,000 17,912,135
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 24,798,000 26,736,981
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 12,000,000 12,543,972
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,084,760
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 8,500,000 8,239,663
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,220,582
Tenet Healthcare Corp. ,
Senior Note , 6.125% , 10/01/28 ....................... United States 13,580,000 13,641,775
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 10,000,000 10,094,630
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,607,225
Senior Secured Note , 6.75% , 5/15/31 .................. United States 10,000,000 10,249,060
182,435,724
Hotels, Restaurants & Leisure 2.1%
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 6% , 10/15/32 ..................... United States 12,500,000 11,336,619
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 6,250,000 6,289,663
Senior Secured Note , 144A, 6.5% , 2/15/32 .............. United States 9,000,000 8,786,078
c
Carnival Corp. Ltd. , Senior Note , 144A, 5.75% , 8/01/32 ....... United States 11,750,000 11,879,454
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 4,023,725

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc., (continued)
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 3,500,000 $ 3,405,116
c
NCL Corp. Ltd. , Senior Note , 144A, 6.75% , 2/01/32 .......... United States 2,000,000 1,996,913
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior
Bond , 144A, 5.25% , 5/15/27 .......................... United States 6,000,000 6,000,693
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 15,000,000 15,064,440
68,782,701
Household Durables 0.1%
c
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 2,500,000 2,613,245
Independent Power and Renewable Electricity Producers 0.4%
c
Talen Energy Supply LLC , Senior Note , 144A, 6.375% , 5/01/33 . United States 6,250,000 6,244,736
c ,f
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,880,559
14,125,295
Insurance 0.2%
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note , 144A, 8.375% , 2/01/34 .................. United States 3,500,000 3,242,449
Senior Secured Note , 144A, 8% , 12/31/32 ............... United States 4,500,000 4,537,672
7,780,121
IT Services 0.3%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 8,500,000 8,675,512
c
CoreWeave, Inc. , Senior Note , 144A, 9% , 2/01/31 ........... United States 2,500,000 2,473,661
11,149,173
Media 0.3%
c
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ......................................... United States 2,800,000 2,812,071
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,826,202
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 3,000,000 3,050,562
10,688,835
Metals & Mining 1.5%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 8,284,335
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ..............
Luxembourg 12,000,000 13,172,859
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 5,000,000 4,966,727
Senior Note , 144A, 7.375% , 5/01/33 ................... United States 4,000,000 4,000,857
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 5,000,000 4,997,027
c
Fortescue Treasury Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,713,986
Senior Bond , 144A, 6.125% , 4/15/32 ................... Australia 3,442,000 3,541,004
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,064,849
49,741,644
Oil, Gas & Consumable Fuels 2.8%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 .................... United States 7,000,000 7,405,881
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,582,500
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
7.25% , 2/15/35 ................................... United States 4,000,000 3,940,870

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 $ 3,489,021
Occidental Petroleum Corp. ,
Senior Bond , 6.625% , 9/01/30 ........................ United States 6,000,000 6,350,778
Senior Bond , 5.55% , 10/01/34 ........................ United States 3,000,000 3,070,401
c
Venture Global LNG, Inc. ,
f
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 12,250,000 11,966,231
Senior Secured Note , 144A, 7% , 1/15/30 ................ United States 5,161,000 5,266,202
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 20,000,000 20,826,065
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 4,000,000 4,271,848
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 8,500,000 9,536,549
Senior Secured Note , 144A, 6.125% , 12/15/30 ........... United States 2,000,000 2,047,276
Senior Secured Note , 144A, 6.5% , 6/15/34 .............. United States 1,800,000 1,876,095
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .......
United States 5,000,000 5,149,284
90,779,001
Passenger Airlines 0.7%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 4,460,000 4,471,293
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 4,166,667 4,163,765
c
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 6,349,475
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,634,291
23,618,824
Personal Care Products 0.1%
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 2,750,000 2,806,928
Pharmaceuticals 0.7%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,206,839
c
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 4,000,000 3,959,143
Senior Note , 144A, 7.875% , 5/15/34 ................... United States 3,000,000 3,215,466
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 3,000,000 2,964,108
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 10,238,754
24,584,310
Semiconductors & Semiconductor Equipment 0.4%
c
Broadcom, Inc. , Senior Bond , 144A, 4.15% , 4/15/32 ......... United States 10,000,000 9,627,052
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 1,650,000 1,680,832
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 2,000,000 2,013,152
13,321,036
Software 1.3%
c
Cloud Software Group LLC ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 5,000,000 4,856,959
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 5,000,000 4,855,107
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 5,000,000 4,252,835
Oracle Corp. ,
Senior Bond , 6.25% , 11/09/32 ........................ United States 6,750,000 6,940,428
Senior Bond , 5.2% , 9/26/35 .......................... United States 2,500,000 2,341,547
Senior Bond , 5.7% , 2/04/36 .......................... United States 8,000,000 7,750,451

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Salesforce, Inc. , Senior Bond , 5.55% , 3/15/36 ..............
United States 12,000,000 $ 11,995,846
42,993,173
Specialized REITs 0.3%
American Tower Corp. , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,165,577
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 4,000,000 4,056,800
9,222,377
Textiles, Apparel & Luxury Goods 0.4%
c ,g
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 10,540,486 11,448,200
Tobacco 0.2%
BAT Capital Corp. , Senior Bond , 6.421% , 8/02/33 ...........
United Kingdom 6,000,000 6,488,379
Trading Companies & Distributors 1.0%
c ,h
EquipmentShare.com, Inc. , Secured Note , 144A, 7.125% , 7/01/34 United States 3,500,000 3,443,260
c
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 2,500,000 2,590,631
c
QXO Building Products, Inc. ,
Senior Note , 144A, 6.5% , 7/15/31 ..................... United States 3,000,000 3,059,178
Senior Note , 144A, 6.875% , 7/15/34 ................... United States 3,500,000 3,595,115
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,765,555
c
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,135,584
33,589,323
Total Corporate Bonds (Cost $ 1,170,772,738 ) .................................
1,209,414,659
i
Senior Floating Rate Interests 1.4%
Containers & Packaging 0.1%
j
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 6.894% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 3,948,801 3,802,360
j
Health Care Equipment & Supplies 0.4%
Hologic, Inc., First Lien, CME Term Loan, B , 5.995% , ( 3-month
SOFR + 2.25% ), 4/07/33 ............................ United States 4,000,000 3,919,180
Hologic, Inc., First Lien, Initial CME Term Loan , 8.745% , ( 3-month
SOFR + 5% ), 4/07/34 ............................... United States 9,000,000 8,926,920
12,846,100
a a a a a a
Health Care Providers & Services 0.0%
†
j
MPH Acquisition Holdings LLC, First Lien, Exchange First Out
CME Term Loan , 7.675% , ( 3-month SOFR + 3.75% ), 12/31/30 United States 1,572,592 1,577,837
Oil, Gas & Consumable Fuels 0.3%
j
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 10,000,000 10,041,000
Passenger Airlines 0.4%
j
American Airlines, Inc., First Lien, 2026 CME Term Loan , 6.666% ,
( 3-month SOFR + 3% ), 5/30/33 ....................... United States 12,000,000 11,872,500
Personal Care Products 0.2%
j
OPAL US LLC, First Lien, CME Term Loan, B6 , 6.232% , ( 3-month
SOFR + 2.5% ), 4/28/32 ............................. United States 5,706,947 5,710,000
Total Senior Floating Rate Interests (Cost $ 45,843,683 ) ........................
45,849,797

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 5.4%
U.S. Treasury Bonds ,
3.625%, 5/15/53 .................................. United States 42,500,000 $ 33,975,098
4.125%, 8/15/53 .................................. United States 21,000,000 18,348,340
k
5 .07% , 11/15/54 .................................. United States 115,000,000 28,255,103
4.5%, 11/15/54 ................................... United States 10,000,000 9,310,742
U.S. Treasury Notes ,
4%, 5/31/30 ..................................... United States 16,000,000 15,893,750
4.125%, 8/31/30 .................................. United States 30,000,000 29,920,312
2.875%, 5/15/32 .................................. United States 30,000,000 27,856,641
4.125%, 5/31/32 .................................. United States 16,000,000 15,888,750
Total U.S. Government and Agency Securities (Cost $ 188,899,398 ) ..............
179,448,736
Asset-Backed Securities 0.3%
Passenger Airlines 0.3%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 3,111,542 3,149,904
2023-1 , A , 5.8% , 1/15/36 ............................ United States 5,736,956 5,972,285
9,122,189
a a a a a a
Total Asset-Backed Securities (Cost $ 8,848,498 ) ..............................
9,122,189
Mortgage-Backed Securities 5.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.4%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 13,950,135 13,802,711
FHLMC Pool, 30 Year , 5%, 11/01/54 ..................... United States 24,059,512 23,748,984
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 2/01/55 ............. United States 37,798,185 38,067,026
FHLMC Pool, 30 Year , 6%, 9/01/55 ...................... United States 3,797,642 3,887,504
79,506,225
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,153,817 1,097,573
FNMA, 30 Year , 5%, 5/01/53 - 11/01/53 ................... United States 25,769,813 25,490,352
FNMA, 30 Year , 5.5%, 11/01/54 ......................... United States 5,419,078 5,448,338
FNMA, 30 Year , 6%, 8/01/55 ........................... United States 7,004,870 7,170,623
39,206,886
Government National Mortgage Association (GNMA) Fixed Rate 1.6%
GNMA II, Single-family, 30 Year , 5.5%, 5/20/55 - 12/20/55 ..... United States 33,610,780 33,822,901
GNMA II, Single-family, 30 Year , 6%, 8/20/55 - 1/20/56 ....... United States 19,126,882 19,552,890
53,375,791
Total Mortgage-Backed Securities (Cost $ 170,484,691 ) .........................
172,088,902
Total Long Term Investments (Cost $ 2,919,853,961 ) ...........................
3,229,169,904
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
See Abbreviations on page
30
.
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
l,m
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 45,579,645 $ 45,579,645
Total Money Market Funds (Cost $ 45,579,645 ) ................................
45,579,645
Total Short Term Investments (Cost $ 45,579,645 ) ..............................
45,579,645
a
Total Investments (Cost $ 2,965,433,606 ) 99.3% ................................
$3,274,749,549
Other Assets, less Liabilities 0.7% ...........................................
22,757,900
Net Assets 100.0% .........................................................
$3,297,507,449
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 1(d) regarding equity-linked securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $1,185,072,879, representing 35.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
Perpetual security with no stated maturity date.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 1(f) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
The rate shown represents the yield at period end.
l
See Note 3(e) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Income
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,919,853,961
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 45,579,645
Value - Unaffiliated issuers .................................................................. $3,229,169,904
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 45,579,645
Cash .................................................................................... 779,783
Receivables:
Investment securities sold ................................................................... 1,857,530
Capital shares sold ........................................................................ 490,398
Dividends and interest ..................................................................... 24,261,612
European Union tax reclaims (Note 1 g ) ......................................................... 1,698,501
Total assets .......................................................................... 3,303,837,373
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,500,000
Capital shares redeemed ................................................................... 839,751
Management fees ......................................................................... 1,237,575
Distribution fees .......................................................................... 639,997
Trustees' fees and expenses ................................................................. 1,114
Accrued expenses and other liabilities ........................................................... 111,487
Total liabilities ......................................................................... 6,329,924
Net assets, at value ................................................................. $3,297,507,449
Net assets consist of:
Paid-in capital ............................................................................. $2,789,171,065
Total distributable earnings (losses) ............................................................. 508,336,384
Net assets, at value ................................................................. $3,297,507,449
Franklin Income
VIP Fund
Class 1:
Net assets, at value ....................................................................... $354,790,885
Shares outstanding ........................................................................ 22,059,680
Net asset value and maximum offering price per share
a
............................................. $16.08
Class 2:
Net assets, at value ....................................................................... $2,526,186,128
Shares outstanding ........................................................................ 166,332,186
Net asset value and maximum offering price per share
a
............................................. $15.19
Class 4:
Net assets, at value ....................................................................... $416,530,436
Shares outstanding ........................................................................ 26,372,738
Net asset value and maximum offering price per share
a
............................................. $15.79
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
Franklin Income
VIP Fund
Investment income:
Dividends: (net of foreign taxes of $185,639)
Unaffiliated issuers ........................................................................ $18,064,277
Non-controlled affiliates (Note 3 e ) ............................................................. 505,180
Interest:
Unaffiliated issuers ........................................................................ 51,480,240
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (1,973)
Non-controlled affiliates (Note 3 e ) ............................................................. 3,704
Other income (Note 1 g ) ...................................................................... 8,351
Total investment income ................................................................... 70,059,779
Expenses:
Management fees (Note 3 a ) ................................................................... 7,519,991
Distribution fees: (Note 3c )
Class 2 ................................................................................ 3,164,950
Class 4 ................................................................................ 717,894
Custodian fees ............................................................................ 9,060
Reports to shareholders fees .................................................................. 31,629
Professional fees ........................................................................... 65,634
Trustees' fees and expenses .................................................................. 17,666
Other .................................................................................... 51,736
Total expenses ......................................................................... 11,578,560
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (24,496)
Net expenses ......................................................................... 11,554,064
Net investment income ................................................................ 58,505,715
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 156,146,905
Foreign currency transactions ................................................................ (1,529)
Net realized gain (loss) .................................................................. 156,145,376
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (16,458,830)
Translation of other assets and liabilities denominated in foreign currencies .............................. (52,395)
Net change in unrealized appreciation (depreciation) ............................................ (16,511,225)
Net realized and unrealized gain (loss) ............................................................ 139,634,151
Net increase (decrease) in net assets resulting from operations .......................................... $198,139,866

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Income VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $58,505,715 $118,119,682
Net realized gain (loss) ................................................. 156,145,376 66,466,132
Net change in unrealized appreciation (depreciation) ........................... (16,511,225) 189,922,350
Net increase (decrease) in net assets resulting from operations ................ 198,139,866 374,508,164
Distributions to shareholders:
Class 1 ............................................................. (19,594,541) (19,293,764)
Class 2 ............................................................. (143,219,016) (151,222,313)
Class 4 ............................................................. (22,332,068) (22,018,717)
Total distributions to shareholders .......................................... (185,145,625) (192,534,794)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 16,881,470 8,477,274
Class 2 ............................................................. 3,502,628 (90,023,704)
Class 4 ............................................................. 13,082,812 8,394,722
Total capital share transactions ............................................ 33,466,910 (73,151,708)
Net increase (decrease) in net assets ................................... 46,461,151 108,821,662
Net assets:
Beginning of period ..................................................... 3,251,046,298 3,142,224,636
End of period .......................................................... $3,297,507,449 $3,251,046,298

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Income VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Income VIP Fund (Fund) is
included in this report. Shares of the Fund are generally sold only to insurance company separate accounts to fund the
benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedule of Investments.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (1659062) –
Shares sold ................................... 636,194 $10,532,406 1,147,091 $17,612,657
Shares issued in reinvestment of distributions .......... 1,209,539 19,594,541 1,307,165 19,293,764
Shares redeemed ............................... (791,938) (13,245,477) (1,848,990) (28,429,147)
Net increase (decrease) .......................... 1,053,795 $16,881,470 605,266 $8,477,274
Class 2 Shares: 5258802 –
Shares sold ................................... 4,799,543 $75,621,090 11,715,804 $170,807,235
Shares issued in reinvestment of distributions .......... 9,360,720 143,219,016 10,809,315 151,222,313
Shares redeemed ............................... (13,629,770) (215,337,478) (28,314,413) (412,053,252)
Net increase (decrease) .......................... 530,493 $3,502,628 (5,789,294) $(90,023,704)
Class 4 Shares: (1454947) –
Shares sold ................................... 1,285,729 $21,079,217 2,544,388 $38,486,008
Shares issued in reinvestment of distributions .......... 1,403,650 22,332,068 1,516,441 22,018,717
Shares redeemed ............................... (1,846,216) (30,328,473) (3,449,045) (52,110,003)
Net increase (decrease) .......................... 843,163 $13,082,812 611,784 $8,394,722
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.458% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$586,668,749 and $682,753,003, respectively.
6. Credit Risk
At June 30, 2026, the Fund had 23.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $6,044,868 $426,806,258 $(387,271,481) $— $— $45,579,645 45,579,645 $505,180
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $6,309,000 $(6,309,000) $— $— $— — $3,704
Total Affiliated Securities ... $6,044,868 $433,115,258 $(393,580,481) $— $— $45,579,645 $508,884
Cost of investments .......................................................................... $2,970,756,998
Unrealized appreciation ........................................................................ $415,033,184
Unrealized depreciation ........................................................................ (111,040,633)
Net unrealized appreciation (depreciation) .......................................................... $303,992,551
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Income VIP Fund
4,231,308 BX Frontier Member II LLC, 6.1%, 12/31/60 ........ 3/17/26 $ 4,231,308 $ 4,351,037
1,087 QXO, Inc., C ............................... 3/23/26 - 6/25/26 10,870,477 11,942,485
Total Restricted Securities (Value is 0.5% of Net Assets) ............... $15,101,785 $16,293,522
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 1,079,951,382 $ — $ — $ 1,079,951,382
Equity-Linked Securities ................... — 425,657,854 — 425,657,854
Convertible Preferred Stocks :
Aerospace & Defense ................... 16,152,000 — — 16,152,000
Capital Markets ........................ 8,326,250 — — 8,326,250
Chemicals ........................... 7,472,250 — — 7,472,250
Electric Utilities ........................ 12,634,800 — — 12,634,800
Financial Services ...................... — 16,150,000 — 16,150,000
Interactive Media & Services .............. 19,226,100 — — 19,226,100
Software ............................. 15,732,500 — — 15,732,500
Trading Companies & Distributors .......... — — 11,942,485 11,942,485
Corporate Bonds :
Aerospace & Defense ................... — 45,998,860 — 45,998,860
Automobile Components ................. — 10,162,535 — 10,162,535
Automobiles .......................... — 30,754,017 — 30,754,017
Banks ............................... — 100,304,872 — 100,304,872
Biotechnology ......................... — 6,165,168 — 6,165,168
Building Products ...................... — 17,900,194 — 17,900,194
Capital Markets ........................ — 64,509,138 — 64,509,138
Chemicals ........................... — 51,800,034 — 51,800,034
Commercial Services & Supplies ........... — 4,670,082 4,351,037 9,021,119
Consumer Finance ..................... — 42,703,171 — 42,703,171
Containers & Packaging ................. — 52,949,066 — 52,949,066
Diversified Telecommunication Services ..... — 54,423,062 — 54,423,062
Electric Utilities ........................ — 62,583,802 — 62,583,802
Electrical Equipment .................... — 5,309,665 — 5,309,665
Energy Equipment & Services ............. — 8,976,510 — 8,976,510
Food Products ........................ — 12,399,556 — 12,399,556
Ground Transportation .................. — 4,409,084 — 4,409,084
Health Care Equipment & Supplies ......... — 22,876,517 — 22,876,517
Health Care Providers & Services .......... — 182,435,724 — 182,435,724
Hotels, Restaurants & Leisure ............. — 68,782,701 — 68,782,701
Household Durables .................... — 2,613,245 — 2,613,245
Independent Power and Renewable Electricity
Producers .......................... — 14,125,295 — 14,125,295
Insurance ............................ — 7,780,121 — 7,780,121
IT Services ........................... — 11,149,173 — 11,149,173
Media ............................... — 10,688,835 — 10,688,835
Metals & Mining ....................... — 49,741,644 — 49,741,644
Oil, Gas & Consumable Fuels ............. — 90,779,001 — 90,779,001
Passenger Airlines ..................... — 23,618,824 — 23,618,824
Personal Care Products ................. — 2,806,928 — 2,806,928
Pharmaceuticals ....................... — 24,584,310 — 24,584,310
Semiconductors & Semiconductor Equipment . — 13,321,036 — 13,321,036
Software ............................. — 42,993,173 — 42,993,173
Specialized REITs ...................... — 9,222,377 — 9,222,377
Textiles, Apparel & Luxury Goods .......... — 11,448,200 — 11,448,200
Tobacco ............................. — 6,488,379 — 6,488,379
Trading Companies & Distributors .......... — 33,589,323 — 33,589,323
Senior Floating Rate Interests ............... — 45,849,797 — 45,849,797
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
U.S. Government and Agency Securities ....... $ — $ 179,448,736 $ — $ 179,448,736
Asset-Backed Securities ................... — 9,122,189 — 9,122,189
Mortgage-Backed Securities ................ — 172,088,902 — 172,088,902
Short Term Investments ................... 45,579,645 — — 45,579,645
Total Investments in Securities ........... $1,205,074,927 $2,053,381,100 $16,293,522 $3,274,749,549
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
9. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4829-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Large Cap Growth VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 16
Results of Meeting(s) of Shareholders 16
Remuneration Paid to Directors, Officers and Others 16
Board Approval of Management and Subadvisory Agreements 16

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.86 $22.51 $19.71 $14.39 $30.30 $29.78
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.08) (0.08) (0.04) (0.04) (0.10)
Net realized and unrealized gains (losses) 1.84 1.54 5.22 5.84 (10.79) 4.39
Total from investment operations ........ 1.80 1.46 5.14 5.80 (10.83) 4.29
Less distributions from:
Net realized gains ................. (4.63) (4.11) (2.34) (0.48) (5.08) (3.77)
Net asset value, end of period .......... $17.03 $19.86 $22.51 $19.71 $14.39 $30.30
Total return
c
....................... 9.06% 7.48% 26.67% 40.71% (36.36)% 15.56%
Ratios to average net assets
d
Expenses
e
........................ 0.85% 0.84% 0.82% 0.83%
f
0.82%
f
0.84%
f
Net investment (loss) ................ (0.38)% (0.36)% (0.36)% (0.22)% (0.21)% (0.32)%
Supplemental data
Net assets , end of period (000’s) ........ $2,570 $2,364 $7,723 $4,628 $3,353 $5,387
Portfolio turnover rate ................ 15.68% 34.97% 17.17% 26.29% 14.74% 14.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.93 $20.76 $18.38 $13.47 $28.93 $28.65
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.06) (0.12) (0.12) (0.07) (0.08) (0.16)
Net realized and unrealized gains (losses) 1.66 1.40 4.84 5.46 (10.30) 4.21
Total from investment operations ........ 1.60 1.28 4.72 5.39 (10.38) 4.05
Less distributions from:
Net realized gains ................. (4.63) (4.11) (2.34) (0.48) (5.08) (3.77)
Net asset value, end of period .......... $14.90 $17.93 $20.76 $18.38 $13.47 $28.93
Total return
c
....................... 8.92% 7.22% 26.30% 40.44% (36.54)% 15.28%
Ratios to average net assets
d
Expenses
e
........................ 1.10% 1.11% 1.07% 1.08%
f
1.07%
f
1.09%
f
Net investment (loss) ................ (0.63)% (0.66)% (0.62)% (0.46)% (0.46)% (0.57)%
Supplemental data
Net assets , end of period (000’s) ........ $83,472 $81,677 $90,952 $88,146 $75,005 $128,584
Portfolio turnover rate ................ 15.68% 34.97% 17.17% 26.29% 14.74% 14.98%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Large Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.8%
Aerospace & Defense 4.1%
a
Axon Enterprise, Inc. ................................. United States 1,121 $ 628,444
BWX Technologies, Inc. .............................. United States 3,504 682,053
Curtiss-Wright Corp. ................................. United States 1,513 1,146,491
Howmet Aerospace, Inc. .............................. United States 3,981 1,070,332
3,527,320
Automobiles 2.0%
a
Tesla, Inc. ......................................... United States 4,184 1,759,790
Beverages 0.9%
Coca-Cola Co. (The) ................................. United States 9,282 754,348
Biotechnology 1.7%
a
Insmed, Inc. ....................................... United States 4,223 450,256
a
Natera, Inc. ........................................ United States 3,670 996,222
1,446,478
Broadline Retail 4.4%
a
Amazon.com, Inc. ................................... United States 15,773 3,759,337
Building Products 1.2%
Trane Technologies plc ............................... United States 2,127 1,044,697
Capital Markets 0.8%
S&P Global, Inc. .................................... United States 1,653 673,201
Chemicals 1.2%
Linde plc .......................................... United States 2,068 1,073,168
Commercial Services & Supplies 1.1%
Republic Services, Inc. , A ............................. United States 4,263 908,360
Communications Equipment 1.6%
a
Arista Networks, Inc. ................................. United States 5,712 970,354
a
Ciena Corp. ....................................... United States 894 438,561
1,408,915
Construction & Engineering 0.8%
Comfort Systems USA, Inc. ............................ United States 337 667,917
Construction Materials 0.8%
Martin Marietta Materials, Inc. .......................... United States 1,181 681,083
Consumer Staples Distribution & Retail 2.0%
Casey's General Stores, Inc. ........................... United States 2,128 1,691,313
Diversified Telecommunication Services 0.8%
a
Space Exploration Technologies Corp. , A .................. United States 3,999 683,269
Electric Utilities 1.1%
Entergy Corp. ...................................... United States 8,160 937,258
Electrical Equipment 2.6%
a
Forgent Power Solutions, Inc. , A ........................ United States 6,267 350,075
GE Vernova, Inc. .................................... United States 1,009 1,185,434
nVent Electric plc ................................... United States 3,943 668,772
2,204,281
Electronic Equipment, Instruments & Components 4.2%
Amphenol Corp. , A .................................. United States 13,753 2,424,929
a
Celestica, Inc. ...................................... Canada 1,725 629,280
a
Coherent Corp. ..................................... United States 1,362 537,268
3,591,477

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 1.2%
a
Netflix, Inc. ........................................ United States 14,626 $ 1,044,296
Financial Services 1.9%
Mastercard, Inc. , A .................................. United States 3,108 1,596,269
Ground Transportation 0.7%
Old Dominion Freight Line, Inc. ......................... United States 2,959 640,919
Health Care Equipment & Supplies 1.1%
a
Dexcom, Inc. ....................................... United States 9,532 641,980
a
Intuitive Surgical, Inc. ................................ United States 764 303,828
945,808
Health Care Providers & Services 1.4%
a
Hims & Hers Health, Inc. .............................. United States 6,709 232,601
McKesson Corp. .................................... United States 1,341 1,013,260
1,245,861
Hotels, Restaurants & Leisure 0.9%
a
DoorDash, Inc. , A ................................... United States 4,383 808,795
Interactive Media & Services 9.4%
Alphabet, Inc. , A .................................... United States 17,762 6,347,606
Meta Platforms, Inc. , A ............................... United States 3,123 1,759,155
8,106,761
IT Services 1.4%
a
Cloudflare, Inc. , A ................................... United States 2,383 584,502
a
Quantinuum, Inc. , A .................................. United States 1,234 100,867
a
Shopify, Inc. , A ..................................... Canada 4,882 557,427
1,242,796
Life Sciences Tools & Services 0.3%
a
Repligen Corp. ..................................... United States 2,191 298,940
Machinery 1.0%
Parker-Hannifin Corp. ................................ United States 906 886,177
Pharmaceuticals 4.9%
Eli Lilly & Co. ...................................... United States 2,640 3,166,495
a
Jazz Pharmaceuticals plc ............................. United States 4,299 1,035,930
4,202,425
Semiconductors & Semiconductor Equipment 28.5%
a
Advanced Micro Devices, Inc. .......................... United States 3,116 1,810,115
Analog Devices, Inc. ................................. United States 2,060 818,170
Broadcom, Inc. ..................................... United States 7,992 3,018,978
a
Cerebras Systems, Inc. , A ............................. United States 743 164,203
KLA Corp. ......................................... United States 5,030 1,517,601
Lam Research Corp. ................................. United States 4,669 2,023,218
a
Lattice Semiconductor Corp. ........................... United States 8,551 1,307,961
a
MACOM Technology Solutions Holdings, Inc. .............. United States 1,486 565,230
Micron Technology, Inc. ............................... United States 1,912 2,207,002
Monolithic Power Systems, Inc. ......................... United States 761 1,051,976
NVIDIA Corp. ...................................... United States 38,710 7,745,484
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 2,996 1,430,800
Teradyne, Inc. ...................................... United States 1,864 901,878
24,562,616
Software 6.1%
a
AppLovin Corp. , A ................................... United States 690 355,509

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 15.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,078 $ 822,665
Microsoft Corp. ..................................... United States 9,403 3,507,507
a
Synopsys, Inc. ..................................... United States 1,185 528,593
5,214,274
Specialty Retail 0.9%
a
AutoZone, Inc. ..................................... United States 157 501,762
a
Carvana Co. , A ..................................... United States 3,895 256,369
758,131
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc. ........................................ United States 17,222 4,983,358
Dell Technologies, Inc. , C ............................. United States 2,081 897,868
a
Sandisk Corp. ...................................... United States 392 891,302
Seagate Technology Holdings plc ....................... United States 429 413,985
7,186,513
Trading Companies & Distributors 0.4%
a
QXO, Inc. ......................................... United States 19,529 337,461
Total Common Stocks (Cost $ 35,186,026 ) ....................................
85,890,254
Short Term Investments 0.0%
†
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.0%
†
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 1,525 1,525
Total Money Market Funds (Cost $ 1,525 ) .....................................
1,525
Total Short Term Investments (Cost $ 1,525 ) ..................................
1,525
a
Total Investments (Cost $ 35,187,551 ) 99.8% ..................................
$85,891,779
Other Assets, less Liabilities 0.2% ...........................................
149,277
Net Assets 100.0% .........................................................
$86,041,056
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin Large
Cap Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $35,186,026
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 1,525
Value - Unaffiliated issuers .................................................................. $85,890,254
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 1,525
Receivables:
Investment securities sold ................................................................... 1,203,659
Dividends ............................................................................... 16,893
Total assets .......................................................................... 87,112,331
Liabilities:
Payables:
Investment securities purchased .............................................................. 241,935
Capital shares redeemed ................................................................... 600,157
Management fees ......................................................................... 52,462
Distribution fees .......................................................................... 17,000
Trustees' fees and expenses ................................................................. 240
Funds advanced by custodian ................................................................. 121,904
Accrued expenses and other liabilities ........................................................... 37,577
Total liabilities ......................................................................... 1,071,275
Net assets, at value ................................................................. $86,041,056
Net assets consist of:
Paid-in capital ............................................................................. $30,493,195
Total distributable earnings (losses) ............................................................. 55,547,861
Net assets, at value ................................................................. $86,041,056
Franklin Large
Cap Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $2,569,548
Shares outstanding ........................................................................ 150,872
Net asset value and maximum offering price per share
a
............................................. $17.03
Class 2:
Net assets, at value ....................................................................... $83,471,508
Shares outstanding ........................................................................ 5,600,682
Net asset value and maximum offering price per share
a
............................................. $14.90
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Large
Cap Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,191)
Unaffiliated issuers ........................................................................ $157,334
Non-controlled affiliates (Note 3 e ) ............................................................. 35,123
Total investment income ................................................................... 192,457
Expenses:
Management fees (Note 3 a ) ................................................................... 307,135
Distribution fees: (Note 3c )
Class 2 ................................................................................ 99,448
Custodian fees ............................................................................ 241
Reports to shareholders fees .................................................................. 4,427
Professional fees ........................................................................... 33,008
Trustees' fees and expenses .................................................................. 598
Other .................................................................................... 5,632
Total expenses ......................................................................... 450,489
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (1,657)
Net expenses ......................................................................... 448,832
Net investment income (loss) ............................................................ (256,375)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,408,553
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,235,103
Net realized and unrealized gain (loss) ............................................................ 7,643,656
Net increase (decrease) in net assets resulting from operations .......................................... $7,387,281

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Large Cap Growth VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(256,375) $(581,976)
Net realized gain (loss) ................................................. 5,408,553 20,548,725
Net change in unrealized appreciation (depreciation) ........................... 2,235,103 (13,326,391)
Net increase (decrease) in net assets resulting from operations ................ 7,387,281 6,640,358
Distributions to shareholders:
Class 1 ............................................................. (549,503) (1,408,160)
Class 2 ............................................................. (20,151,201) (17,057,371)
Total distributions to shareholders .......................................... (20,700,704) (18,465,531)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 542,227 (4,335,101)
Class 2 ............................................................. 14,771,641 1,525,955
Total capital share transactions ............................................ 15,313,868 (2,809,146)
Net increase (decrease) in net assets ................................... 2,000,445 (14,634,319)
Net assets:
Beginning of period ..................................................... 84,040,611 98,674,930
End of period .......................................................... $86,041,056 $84,040,611

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Large Cap Growth VIP Fund
10
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Franklin Large Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
71.0% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
11
franklintempleton.com
Semiannual Report
Franklin Large Cap Growth VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Large Cap Growth VIP Fund
(continued)
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 192239 –
Shares issued in reinvestment of distributions .......... 32,248 $549,503 74,783 $1,408,160
Shares redeemed ............................... (369) (7,276) (298,901) (5,743,261)
Net increase (decrease) .......................... 31,879 $542,227 (224,118) $(4,335,101)
Class 2 Shares: (1220182) –
Shares sold ................................... 205,838 $3,498,197 215,997 $3,989,213
Shares issued in reinvestment of distributions .......... 1,351,523 20,151,201 1,002,196 17,057,371
Shares redeemed ............................... (510,796) (8,877,757) (1,044,576) (19,520,629)
Net increase (decrease) .......................... 1,046,565 $14,771,641 173,617 $1,525,955
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
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Franklin Large Cap Growth VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.750% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% In excess of $1 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Large Cap Growth VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$12,772,064 and $17,544,834, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $1,150,104 $12,081,539 $(13,230,118) $— $— $1,525 1,525 $35,123
Total Affiliated Securities ... $1,150,104 $12,081,539 $(13,230,118) $— $— $1,525 $35,123
Cost of investments .......................................................................... $35,480,144
Unrealized appreciation ........................................................................ $51,666,056
Unrealized depreciation ........................................................................ (1,254,421)
Net unrealized appreciation (depreciation) .......................................................... $50,411,635
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Large Cap Growth VIP Fund
(continued)
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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Semiannual Report
was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4843-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Mutual Global
Discovery
VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 13
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.08 $18.37 $19.16 $17.28 $20.32 $17.50
Income from investment operations
a
:
Net investment income
b
............. 0.26 0.40 0.41 0.35 0.39 0.25
Net realized and unrealized gains (losses) (0.04) 3.84 0.62 3.03 (1.53) 3.14
Total from investment operations ........ 0.22 4.24 1.03 3.38 (1.14) 3.39
Less distributions from:
Net investment income .............. — (0.43) (0.39) (0.50) (0.32) (0.57)
Net realized gains ................. — (2.10) (1.43) (1.00) (1.58) —
Total distributions ................... — (2.53) (1.82) (1.50) (1.90) (0.57)
Net asset value, end of period .......... $20.30 $20.08 $18.37 $19.16 $17.28 $20.32
Total return
c
....................... 1.10% 23.62% 4.98% 20.55% (4.52)% 19.43%
Ratios to average net assets
d
Expenses
e
........................ 0.91%
f
0.91%
f
0.90% 0.90%
f,g
0.89%
f,g
0.98%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 2.54% 2.00% 2.10% 1.87% 2.05% 1.29%
Supplemental data
Net assets, end of period (000’s) ........ $11,508 $9,034 $5,257 $4,436 $3,851 $4,166
Portfolio turnover rate ................ 26.05% 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.06 $17.54 $18.38 $16.62 $19.61 $16.91
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.35 0.36 0.29 0.33 0.20
Net realized and unrealized gains (losses) (0.02) 3.65 0.57 2.92 (1.48) 3.02
Total from investment operations ........ 0.19 4.00 0.93 3.21 (1.15) 3.22
Less distributions from:
Net investment income .............. — (0.38) (0.34) (0.45) (0.26) (0.52)
Net realized gains ................. — (2.10) (1.43) (1.00) (1.58) —
Total distributions ................... — (2.48) (1.77) (1.45) (1.84) (0.52)
Net asset value, end of period .......... $19.25 $19.06 $17.54 $18.38 $16.62 $19.61
Total return
c
....................... 1.00% 23.34% 4.66% 20.31% (4.75)% 19.13%
Ratios to average net assets
d
Expenses
e
........................ 1.16%
f
1.16%
f
1.15% 1.15%
f,g
1.14%
f,g
1.22%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 2.21% 1.84% 1.90% 1.62% 1.80% 1.05%
Supplemental data
Net assets, end of period (000’s) ........ $389,443 $416,837 $380,330 $413,438 $398,802 $477,214
Portfolio turnover rate ................ 26.05% 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.86 $18.18 $18.98 $17.12 $20.12 $17.34
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.34 0.35 0.28 0.32 0.19
Net realized and unrealized gains (losses) (0.03) 3.79 0.59 3.01 (1.51) 3.09
Total from investment operations ........ 0.18 4.13 0.94 3.29 (1.19) 3.28
Less distributions from:
Net investment income .............. — (0.35) (0.31) (0.43) (0.23) (0.50)
Net realized gains ................. — (2.10) (1.43) (1.00) (1.58) —
Total distributions ................... — (2.45) (1.74) (1.43) (1.81) (0.50)
Net asset value, end of period .......... $20.04 $19.86 $18.18 $18.98 $17.12 $20.12
Total return
c
....................... 0.91% 23.25% 4.58% 20.13% (4.85)% 18.98%
Ratios to average net assets
d
Expenses
e
........................ 1.26%
f
1.26%
f
1.25% 1.25%
f,g
1.25%
f,g
1.32%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 2.11% 1.74% 1.81% 1.52% 1.71% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $18,606 $19,507 $18,159 $20,592 $20,123 $25,930
Portfolio turnover rate ................ 26.05% 43.81% 33.69% 34.68% 55.49% 41.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( d ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Global Discovery VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 3.7%
Airbus SE ......................................... France 40,082 $ 8,917,918
Babcock International Group plc ........................ United Kingdom 516,055 6,522,369
15,440,287
Automobiles 1.3%
Toyota Motor Corp. .................................. Japan 319,967 5,360,249
Banks 11.8%
Bank of America Corp. ............................... United States 162,168 9,240,333
BNP Paribas SA .................................... France 96,468 11,266,802
DBS Group Holdings Ltd. ............................. Singapore 155,310 7,864,091
HSBC Holdings plc .................................. United Kingdom 413,350 7,816,157
JPMorgan Chase & Co. ............................... United States 18,241 5,970,827
Wells Fargo & Co. ................................... United States 89,892 7,428,675
49,586,885
Beverages 1.8%
Heineken NV ...................................... Netherlands 91,879 7,714,400
Broadline Retail 1.6%
Pan Pacific International Holdings Corp. .................. Japan 1,334,289 6,762,901
Building Products 1.6%
Cie de Saint-Gobain SA .............................. France 72,818 6,603,310
Capital Markets 3.1%
BlackRock, Inc. ..................................... United States 6,454 6,205,908
Deutsche Bank AG .................................. Germany 203,377 6,887,769
13,093,677
Chemicals 4.6%
BASF SE ......................................... Germany 101,377 5,418,915
International Flavors & Fragrances, Inc. ................... United States 73,768 5,843,901
PPG Industries, Inc. ................................. United States 65,763 7,976,394
19,239,210
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 31,818 6,383,327
Containers & Packaging 1.7%
International Paper Co. ............................... United States 189,182 7,207,834
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG ................................ Germany 263,510 7,184,415
Electric Utilities 1.1%
SSE plc .......................................... United Kingdom 138,739 4,476,071
Energy Equipment & Services 1.4%
SLB Ltd. .......................................... United States 128,702 5,983,356
Entertainment 2.3%
Walt Disney Co. (The) ................................ United States 68,148 6,559,245
a
Warner Bros Discovery, Inc. ........................... United States 113,397 3,023,164
9,582,409
Financial Services 1.3%
a
Fiserv, Inc. ........................................ United States 112,744 5,530,093
Food Products 3.3%
Danone SA ........................................ France 90,546 7,401,079

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Mondelez International, Inc. , A .......................... United States 107,457 $ 6,215,313
13,616,392
Ground Transportation 1.6%
Union Pacific Corp. .................................. United States 24,598 6,690,656
Health Care Equipment & Supplies 3.7%
Abbott Laboratories .................................. United States 94,513 8,576,110
Medtronic plc ...................................... United States 85,936 6,722,773
15,298,883
Health Care Providers & Services 3.6%
CVS Health Corp. ................................... United States 64,810 6,704,594
Elevance Health, Inc. ................................ United States 21,797 8,429,554
15,134,148
Household Products 1.9%
Reckitt Benckiser Group plc ........................... United Kingdom 123,965 8,074,286
Industrial Conglomerates 1.1%
Siemens AG ....................................... Germany 14,624 4,701,723
Insurance 3.8%
Arthur J Gallagher & Co. .............................. United States 39,259 9,012,689
Prudential plc ...................................... Hong Kong 528,414 7,018,403
16,031,092
Interactive Media & Services 4.5%
Alphabet, Inc. , A .................................... United States 18,237 6,517,357
Meta Platforms, Inc. , A ............................... United States 10,376 5,844,697
b
Tencent Holdings Ltd. ................................ China 115,436 6,370,054
18,732,108
Media 0.9%
a
Charter Communications, Inc. , A ........................ United States 26,695 3,796,296
Multi-Utilities 0.2%
National Grid plc .................................... United Kingdom 55,069 908,293
Oil, Gas & Consumable Fuels 5.9%
BP plc ............................................ United States 1,283,985 7,914,158
EOG Resources, Inc. ................................ United States 71,509 9,276,863
Shell plc .......................................... United States 191,570 7,443,451
24,634,472
Pharmaceuticals 8.5%
Haleon plc ........................................ United States 1,416,554 6,527,690
Merck & Co., Inc. ................................... United States 81,163 10,429,445
Novartis AG , ADR ................................... United States 55,375 8,678,370
Roche Holding AG .................................. United States 23,925 9,835,242
35,470,747
Professional Services 1.4%
RELX plc ......................................... United Kingdom 185,239 5,854,446
Semiconductors & Semiconductor Equipment 1.7%
Renesas Electronics Corp. ............................ Japan 229,552 7,086,007
Software 5.4%
Intuit, Inc. ......................................... United States 16,903 4,411,683

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................... United States 33,331 $ 12,433,129
Salesforce, Inc. ..................................... United States 37,436 5,864,724
22,709,536
Technology Hardware, Storage & Peripherals 1.4%
Samsung Electronics Co. Ltd. .......................... South Korea 26,750 5,935,751
Tobacco 2.1%
British American Tobacco plc ........................... United Kingdom 144,904 8,967,090
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 60,112 8,763,127
Ferguson Enterprises, Inc. ............................ United States 25,230 5,987,836
14,750,963
Water Utilities 1.3%
United Utilities Group plc .............................. United Kingdom 305,833 5,306,822
Total Common Stocks (Cost $ 314,772,097 ) ...................................
403,848,135
Principal
Amount
*
Corporate Bonds 0.4%
Commercial Services & Supplies 0.4%
c
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 962,000 997,811
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 900,000 911,076
1,908,887
Total Corporate Bonds (Cost $ 1,850,633 ) .....................................
1,908,887
d
Senior Floating Rate Interests 1.4%
Commercial Services & Supplies 0.9%
e
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 .............. United States 3,834,735 3,808,889
Professional Services 0.5%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.258% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,931,946 1,912,627
Total Senior Floating Rate Interests (Cost $ 5,658,982 ) .........................
5,721,516
Shares
a
Companies in Liquidation 0.0%
†
a,f,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 1
Total Companies in Liquidation (Cost $ – ) ....................................
1
Total Long Term Investments (Cost $ 322,281,712 ) .............................
411,478,539
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments 1.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
h
U.S. Treasury Bills , 3 .44% , 7/23/26 ...................... United States 2,500,000 $ 2,494,526
Total U.S. Government and Agency Securities (Cost $ 2,494,622 ) ................
2,494,526
Shares
Money Market Funds 1.0%
i,j
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 4,073,754 4,073,754
Total Money Market Funds (Cost $ 4,073,754 ) .................................
4,073,754
Total Short Term Investments (Cost $ 6,568,376 ) ...............................
6,568,280
a
Total Investments (Cost $ 328,850,088 ) 99.7% .................................
$418,046,819
Other Assets, less Liabilities 0.3% ...........................................
1,510,113
Net Assets 100.0% .........................................................
$419,556,932
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At June 30, 2026, the value of this security was $6,370,054, representing
1.5% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $1,908,887, representing 0.5% of net assets.
d
See Note 1(f) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Abbreviations on page 24 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 72,943,725 458,273 7/23/26 $ — $ (8,867)
Japanese Yen ...... BOFA Sell 831,867,981 5,266,081 7/23/26 140,952 —
Total Forward Exchange Contracts ................................................... $140,952 $(8,867)
Net unrealized appreciation (depreciation) ............................................ $132,085
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin
Mutual Global
Discovery VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $324,776,334
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 4,073,754
Value - Unaffiliated issuers .................................................................. $413,973,065
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 4,073,754
Cash .................................................................................... 42,016
Foreign currency, at value (cost $ 220,319 ) ........................................................ 220,319
Receivables:
Investment securities sold ................................................................... 1,805,490
Capital shares sold ........................................................................ 193,512
Dividends and interest ..................................................................... 1,285,538
European Union tax reclaims (Note 1 g ) ......................................................... 327,228
Unrealized appreciation on OTC forward exchange contracts .......................................... 140,952
Total assets .......................................................................... 422,061,874
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,928,368
Capital shares redeemed ................................................................... 128,561
Management fees ......................................................................... 302,005
Distribution fees .......................................................................... 85,646
Trustees' fees and expenses ................................................................. 312
Unrealized depreciation on OTC forward exchange contracts .......................................... 8,867
Accrued expenses and other liabilities ........................................................... 51,183
Total liabilities ......................................................................... 2,504,942
Net assets, at value ................................................................. $419,556,932
Net assets consist of:
Paid-in capital ............................................................................. $259,173,989
Total distributable earnings (losses) ............................................................. 160,382,943
Net assets, at value ................................................................. $419,556,932
Franklin
Mutual Global
Discovery VIP
Fund
Class 1:
Net assets, at value ....................................................................... $11,508,187
Shares outstanding ........................................................................ 566,768
Net asset value and maximum offering price per share
a
............................................. $20.30
Class 2:
Net assets, at value ....................................................................... $389,442,820
Shares outstanding ........................................................................ 20,229,013
Net asset value and maximum offering price per share
a
............................................. $19.25
Class 4:
Net assets, at value ....................................................................... $18,605,925
Shares outstanding ........................................................................ 928,213
Net asset value and maximum offering price per share
a
............................................. $20.04
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin
Mutual Global
Discovery VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $249,106)
Unaffiliated issuers ........................................................................ $6,296,728
Non-controlled affiliates (Note 3 e ) ............................................................. 92,927
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... 453,393
Paid in cash
a
........................................................................... 391,876
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (447)
Non-controlled affiliates (Note 3 e ) ............................................................. 16
Other income (Note 1 g ) ...................................................................... 1,786
Total investment income ................................................................... 7,236,279
Expenses:
Management fees (Note 3 a ) ................................................................... 1,878,317
Distribution fees: (Note 3c )
Class 2 ................................................................................ 500,256
Class 4 ................................................................................ 33,184
Custodian fees ............................................................................ 6,762
Reports to shareholders fees .................................................................. 15,241
Professional fees ........................................................................... 41,994
Trustees' fees and expenses .................................................................. 2,494
Other .................................................................................... 15,774
Total expenses ......................................................................... 2,494,022
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (4,343)
Net expenses ......................................................................... 2,489,679
Net investment income ................................................................ 4,746,600
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 19,697,516
Foreign currency transactions ................................................................ (25,858)
Forward exchange contracts ................................................................. 42,294
Net realized gain (loss) .................................................................. 19,713,952
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (19,947,613)
Translation of other assets and liabilities denominated in foreign currencies .............................. (18,726)
Forward exchange contracts ................................................................. 132,085
Net change in unrealized appreciation (depreciation) ............................................ (19,834,254)
Net realized and unrealized gain (loss) ............................................................ (120,302)
Net increase (decrease) in net assets resulting from operations .......................................... $4,626,298
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin Mutual Global Discovery VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,746,600 $7,850,427
Net realized gain (loss) ................................................. 19,713,952 42,417,861
Net change in unrealized appreciation (depreciation) ........................... (19,834,254) 38,953,893
Net increase (decrease) in net assets resulting from operations ................ 4,626,298 89,222,181
Distributions to shareholders:
Class 1 ............................................................. — (943,638)
Class 2 ............................................................. — (49,293,852)
Class 4 ............................................................. — (2,221,460)
Total distributions to shareholders .......................................... — (52,458,950)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 2,379,155 3,448,020
Class 2 ............................................................. (31,735,173) 1,796,298
Class 4 ............................................................. (1,091,522) (374,472)
Total capital share transactions ............................................ (30,447,540) 4,869,846
Net increase (decrease) in net assets ................................... (25,821,242) 41,633,077
Net assets:
Beginning of period ..................................................... 445,378,174 403,745,097
End of period .......................................................... $419,556,932 $445,378,174

Franklin Templeton Variable Insurance Products Trust
13
franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Mutual Global Discovery VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Global Discovery
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
43.6% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers three classes of shares: Class 1,
Class 2 and Class 4. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Franklin Mutual Global Discovery VIP Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2026, the Fund had no OTC
derivatives in a net liability position by counterparty for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
d. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
June 30, 2026, the Fund had no securities sold short.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment
of cash collateral, in addition to lending fees paid by the
borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedule of Investments.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (280534) –
Shares sold ................................... 134,889 $2,749,982 253,918 $5,121,041
Shares issued in reinvestment of distributions .......... — — 48,741 943,638
Shares redeemed ............................... (17,999) (370,827) (139,015) (2,616,659)
Net increase (decrease) .......................... 116,890 $2,379,155 163,644 $3,448,020
Class 2 Shares: 1453011 –
Shares sold ................................... 290,499 $5,617,707 744,555 $14,162,039
Shares issued in reinvestment of distributions .......... — — 2,680,470 49,293,852
Shares redeemed ............................... (1,926,983) (37,352,880) (3,241,552) (61,659,593)
Net increase (decrease) .......................... (1,636,484) $(31,735,173) 183,473 $1,796,298
Class 4 Shares: 70483 –
Shares sold ................................... 35,186 $704,861 72,986 $1,440,099
Shares issued in reinvestment of distributions .......... — — 115,943 2,221,460
Shares redeemed ............................... (89,254) (1,796,383) (205,344) (4,036,031)
Net increase (decrease) .......................... (54,068) $(1,091,522) (16,415) $(374,472)
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.875% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.875% Up to and including $4 billion
0.845% Over $4 billion, up to and including $7 billion
0.825% Over $7 billion, up to and including $10 billion
0.805% Over $10 billion, up to and including $13 billion
0.785% Over $13 billion, up to and including $16 billion
0.765% Over $16 billion, up to and including $19 billion
0.745% Over $19 billion, up to and including $22 billion
0.725% Over $22 billion, up to and including $25 billion
0.705% Over $25 billion, up to and including $28 billion
0.685% In excess of $28 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims and tax straddles.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2026, aggregated $110,855,199 and $134,294,722, respectively.
6. Credit Risk and Defaulted Securities
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the
Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $8,550,178 $45,694,217 $(50,170,641) $— $— $4,073,754 4,073,754 $92,927
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $— $— $— $— $— $— — $16
Total Affiliated Securities ... $8,550,178 $45,694,217 $(50,170,641) $— $— $4,073,754 $92,943
Cost of investments .......................................................................... $331,545,899
Unrealized appreciation ........................................................................ $106,617,248
Unrealized depreciation ........................................................................ (19,984,243)
Net unrealized appreciation (depreciation) .......................................................... $86,633,005
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Global Discovery VIP Fund
(continued)
At June 30, 2026, the Fund did not hold any distressed company securities for which interest recognition has been discontinued.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Mutual Global Discovery VIP Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 140,952 Unrealized depreciation on OTC
forward exchange contracts
$ 8,867
Total .................... $140,952 $8,867
6. Credit Risk and Defaulted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end contract value of forward exchange contracts was $6,572,404.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Mutual Global Discovery VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts 42,294 Forward exchange contracts 132,085
Total ....................... $42,294 $132,085
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
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(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 15,440,287 $ — $ 15,440,287
Automobiles .......................... — 5,360,249 — 5,360,249
Banks ............................... 22,639,835 26,947,050 — 49,586,885
Beverages ........................... — 7,714,400 — 7,714,400
Broadline Retail ....................... — 6,762,901 — 6,762,901
Building Products ...................... — 6,603,310 — 6,603,310
Capital Markets ........................ 6,205,908 6,887,769 — 13,093,677
Chemicals ........................... 13,820,295 5,418,915 — 19,239,210
Consumer Finance ..................... 6,383,327 — — 6,383,327
Containers & Packaging ................. 7,207,834 — — 7,207,834
Diversified Telecommunication Services ..... — 7,184,415 — 7,184,415
Electric Utilities ........................ — 4,476,071 — 4,476,071
Energy Equipment & Services ............. 5,983,356 — — 5,983,356
Entertainment ......................... 9,582,409 — — 9,582,409
Financial Services ...................... 5,530,093 — — 5,530,093
Food Products ........................ 6,215,313 7,401,079 — 13,616,392
Ground Transportation .................. 6,690,656 — — 6,690,656
Health Care Equipment & Supplies ......... 15,298,883 — — 15,298,883
Health Care Providers & Services .......... 15,134,148 — — 15,134,148
Household Products .................... — 8,074,286 — 8,074,286
Industrial Conglomerates ................ — 4,701,723 — 4,701,723
Insurance ............................ 9,012,689 7,018,403 — 16,031,092
Interactive Media & Services .............. 12,362,054 6,370,054 — 18,732,108
Media ............................... 3,796,296 — — 3,796,296
Multi-Utilities .......................... — 908,293 — 908,293
Oil, Gas & Consumable Fuels ............. 9,276,863 15,357,609 — 24,634,472
Pharmaceuticals ....................... 19,107,815 16,362,932 — 35,470,747
Professional Services ................... — 5,854,446 — 5,854,446
Semiconductors & Semiconductor Equipment . — 7,086,007 — 7,086,007
Software ............................. 22,709,536 — — 22,709,536
Technology Hardware, Storage & Peripherals . — 5,935,751 — 5,935,751
Tobacco ............................. — 8,967,090 — 8,967,090
Trading Companies & Distributors .......... 14,750,963 — — 14,750,963
Water Utilities ......................... — 5,306,822 — 5,306,822
Corporate Bonds ........................ — 1,908,887 — 1,908,887
Senior Floating Rate Interests ............... — 5,721,516 — 5,721,516
Companies in Liquidation .................. — — 1 1
Short Term Investments ................... 4,073,754 2,494,526 — 6,568,280
Total Investments in Securities ........... $215,782,027 $202,264,791
b
$1 $418,046,819
Other Financial Instruments:
Forward Exchange Contracts ............... $— $140,952 $— $140,952
Total Other Financial Instruments ......... $— $140,952 $— $140,952
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,867 $— $8,867
Total Other Financial Instruments ......... $— $8,867 $— $8,867
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $192,139,862, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust
33
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
34
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4845-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Mutual Shares VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.60 $16.84 $15.74 $15.53 $19.62 $16.93
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.33 0.36 0.35 0.32 0.27
Net realized and unrealized gains (losses) 0.60 1.58 1.47 1.60 (1.99) 3.02
Total from investment operations ........ 0.76 1.91 1.83 1.95 (1.67) 3.29
Less distributions from:
Net investment income .............. — (0.40) (0.38) (0.35) (0.40) (0.60)
Net realized gains ................. — (1.75) (0.35) (1.39) (2.02) —
Total distributions ................... — (2.15) (0.73) (1.74) (2.42) (0.60)
Net asset value, end of period .......... $17.36 $16.60 $16.84 $15.74 $15.53 $19.62
Total return
c
....................... 4.58% 11.81% 11.50% 13.73% (7.15)% 19.52%
Ratios to average net assets
d
Expenses
e
........................ 0.69%
f
0.69%
f
0.69% 0.68%
f,g
0.66%
f,g
0.73%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.94% 1.91% 2.14% 2.24% 1.82% 1.44%
Supplemental data
Net assets, end of period (000’s) ........ $152,453 $146,323 $131,681 $121,126 $105,334 $116,861
Portfolio turnover rate ................ 31.54% 56.84% 32.95% 50.67% 59.99% 47.31%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( c ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.10 $16.39 $15.33 $15.16 $19.20 $16.59
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.28 0.31 0.31 0.27 0.22
Net realized and unrealized gains (losses) 0.57 1.53 1.43 1.56 (1.95) 2.95
Total from investment operations ........ 0.71 1.81 1.74 1.87 (1.68) 3.17
Less distributions from:
Net investment income .............. — (0.35) (0.33) (0.31) (0.34) (0.56)
Net realized gains ................. — (1.75) (0.35) (1.39) (2.02) —
Total distributions ................... — (2.10) (0.68) (1.70) (2.36) (0.56)
Net asset value, end of period .......... $16.81 $16.10 $16.39 $15.33 $15.16 $19.20
Total return
c
....................... 4.41% 11.52% 11.27% 13.46% (7.43)% 19.17%
Ratios to average net assets
d
Expenses
e
........................ 0.94%
f
0.94%
f
0.94% 0.93%
f,g
0.91%
f,g
0.98%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.69% 1.67% 1.89% 1.99% 1.55% 1.17%
Supplemental data
Net assets, end of period (000’s) ........ $1,666,224 $1,720,465 $1,765,869 $1,882,088 $1,786,501 $2,517,899
Portfolio turnover rate ................ 31.54% 56.84% 32.95% 50.67% 59.99% 47.31%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( c ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.35 $16.61 $15.53 $15.34 $19.39 $16.75
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.26 0.30 0.29 0.26 0.20
Net realized and unrealized gains (losses) 0.58 1.57 1.45 1.58 (1.97) 2.98
Total from investment operations ........ 0.71 1.83 1.75 1.87 (1.71) 3.18
Less distributions from:
Net investment income .............. — (0.34) (0.32) (0.29) (0.32) (0.54)
Net realized gains ................. — (1.75) (0.35) (1.39) (2.02) —
Total distributions ................... — (2.09) (0.67) (1.68) (2.34) (0.54)
Net asset value, end of period .......... $17.06 $16.35 $16.61 $15.53 $15.34 $19.39
Total return
c
....................... 4.34% 11.45% 11.16% 13.31% (7.47)% 19.06%
Ratios to average net assets
d
Expenses
e
........................ 1.04%
f
1.04%
f
1.04% 1.03%
f,g
1.01%
f,g
1.08%
f,g
Expenses - incurred in connection with
securities sold short ................. —% —% —% —%
h
—%
h
0.02%
Net investment income ............... 1.59% 1.57% 1.79% 1.88% 1.47% 1.06%
Supplemental data
Net assets, end of period (000’s) ........ $105,879 $107,441 $102,461 $103,475 $99,603 $120,424
Portfolio turnover rate ................ 31.54% 56.84% 32.95% 50.67% 59.99% 47.31%
i
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1( c ).
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Rounds to less than 0.01%.
i
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Mutual Shares VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Automobiles 1.5%
General Motors Co. .................................. United States 375,981 $ 28,980,615
Banks 7.1%
Bank of America Corp. ............................... United States 571,506 32,564,412
JPMorgan Chase & Co. ............................... United States 199,107 65,173,694
PNC Financial Services Group, Inc. (The) ................. United States 157,007 38,658,264
136,396,370
Broadline Retail 7.2%
a
Amazon.com, Inc. ................................... United States 579,522 138,123,273
Building Products 3.3%
Johnson Controls International plc ....................... United States 319,977 46,751,839
Masco Corp. ....................................... United States 199,388 16,224,202
62,976,041
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 34,063 32,753,618
Chemicals 2.3%
PPG Industries, Inc. ................................. United States 367,800 44,610,462
Communications Equipment 1.8%
Cisco Systems, Inc. ................................. United States 285,028 33,479,389
Consumer Finance 1.3%
Capital One Financial Corp. ........................... United States 127,475 25,574,035
Consumer Staples Distribution & Retail 3.1%
Dollar General Corp. ................................. United States 285,331 32,844,451
a
US Foods Holding Corp. .............................. United States 268,827 27,487,561
60,332,012
Diversified Telecommunication Services 0.4%
a
Uniti Group, Inc. .................................... United States 643,835 7,384,787
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 274,435 31,521,604
PPL Corp. ......................................... United States 959,863 34,891,020
66,412,624
Electronic Equipment, Instruments & Components 0.6%
a
Flex Ltd. .......................................... United States 69,439 11,253,979
Energy Equipment & Services 1.7%
SLB Ltd. .......................................... United States 708,030 32,916,315
Entertainment 1.4%
Walt Disney Co. (The) ................................ United States 285,102 27,441,068
Financial Services 2.5%
Apollo Global Management, Inc. ........................ United States 198,690 23,507,014
a
Fiserv, Inc. ........................................ United States 505,050 24,772,702
48,279,716
Food Products 2.0%
Nestle SA ......................................... Switzerland 376,642 38,630,347
Ground Transportation 1.7%
Union Pacific Corp. .................................. United States 117,982 32,091,104

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 5.5%
Abbott Laboratories .................................. United States 443,459 $ 40,239,470
a
Cooper Cos., Inc. (The) ............................... United States 545,043 39,085,033
Medtronic plc ...................................... United States 334,979 26,205,407
105,529,910
Household Products 2.3%
Colgate-Palmolive Co. ............................... United States 481,403 44,135,027
Insurance 6.5%
Arthur J Gallagher & Co. .............................. United States 180,872 41,522,785
Hartford Insurance Group, Inc. (The) ..................... United States 308,847 40,928,404
Progressive Corp. (The) .............................. United States 193,421 42,252,818
124,704,007
Interactive Media & Services 0.9%
Meta Platforms, Inc. , A ............................... United States 30,582 17,226,535
Life Sciences Tools & Services 2.2%
Thermo Fisher Scientific, Inc. .......................... United States 85,662 42,947,500
Machinery 2.4%
Dover Corp. ....................................... United States 208,555 46,774,715
Metals & Mining 1.9%
Reliance, Inc. ...................................... United States 97,336 36,364,730
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp. ..................................... United States 201,236 33,356,879
EOG Resources, Inc. ................................ United States 266,889 34,623,510
67,980,389
Personal Care Products 1.6%
Estee Lauder Cos., Inc. (The) , A ........................ United States 394,693 31,161,012
Pharmaceuticals 8.0%
Haleon plc ........................................ United States 9,447,267 43,534,398
Merck & Co., Inc. ................................... United States 258,862 33,263,767
Novartis AG , ADR ................................... United States 223,821 35,077,227
Roche Holding AG .................................. United States 100,432 41,286,228
153,161,620
Retail REITs 1.7%
Brixmor Property Group, Inc. ........................... United States 1,047,202 33,018,279
Semiconductors & Semiconductor Equipment 2.0%
a
Intel Corp. ......................................... United States 82,696 11,546,842
NXP Semiconductors NV ............................. Netherlands 98,518 27,686,514
39,233,356
Software 5.2%
Microsoft Corp. ..................................... United States 268,387 100,113,719
Specialty Retail 3.2%
Dick's Sporting Goods, Inc. ............................ United States 137,874 31,271,202
a
Ulta Beauty, Inc. .................................... United States 67,918 30,629,660
61,900,862
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. ........................................ United States 249,676 72,246,247

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 226,553 $ 14,019,773
Trading Companies & Distributors 2.4%
Ferguson Enterprises, Inc. ............................ United States 195,287 46,347,464
Total Common Stocks (Cost $ 1,487,312,988 ) ..................................
1,864,500,900
Preferred Stocks 0.2%
Diversified Telecommunication Services 0.2%
a,b,c
Uniti Group, Inc. .................................... United States 4,107 4,414,493
Total Preferred Stocks (Cost $ 3,575,413 ) .....................................
4,414,493
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.1%
a,b,c
Uniti Group, Inc. , 8/01/35 ............................. United States 125,422 1,239,483
Total Warrants (Cost $ 602,026 ) ..............................................
1,239,483
Principal
Amount
*
Corporate Bonds 0.5%
Commercial Services & Supplies 0.5%
d
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 10.375% , 5/15/31 ........... United States 4,833,000 5,012,908
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 4,000,000 4,049,228
9,062,136
Total Corporate Bonds (Cost $ 8,782,787 ) .....................................
9,062,136
e
Senior Floating Rate Interests 1.3%
Commercial Services & Supplies 0.9%
f
Neptune Bidco US, Inc., First Lien, 2026 Dollar CME Term Loan,
B , 8.769% , ( 3-month SOFR + 5% ), 2/03/33 .............. United States 17,101,692 16,986,427
Professional Services 0.4%
f
CoreLogic, Inc., First Lien, Initial CME Term Loan , 7.258% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,725,343 8,638,089
Total Senior Floating Rate Interests (Cost $ 25,341,701 ) ........................
25,624,516
Shares
a
Companies in Liquidation 0.0%
†
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 1
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 6
Total Companies in Liquidation (Cost $ – ) ....................................
7
Total Long Term Investments (Cost $ 1,525,614,915 ) ...........................
1,904,841,535
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 20 .
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.7%
h,i
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 13,928,264 $ 13,928,264
Total Money Market Funds (Cost $ 13,928,264 ) ................................
13,928,264
Total Short Term Investments (Cost $ 13,928,264 ) ..............................
13,928,264
a
Total Investments (Cost $ 1,539,543,179 ) 99.7% ................................
$1,918,769,799
Other Assets, less Liabilities 0.3% ...........................................
5,786,747
Net Assets 100.0% .........................................................
$1,924,556,546
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $9,062,136, representing 0.5% of net assets.
e
See Note 1(d) regarding senior floating rate interests.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
See Note 3(e) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Mutual
Shares VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,525,614,915
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 13,928,264
Value - Unaffiliated issuers .................................................................. $1,904,841,535
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 13,928,264
Cash .................................................................................... 194,177
Receivables:
Investment securities sold ................................................................... 3,971,581
Capital shares sold ........................................................................ 152,987
Dividends and interest ..................................................................... 3,246,679
European Union tax reclaims (Note 1 e ) ......................................................... 418,534
Total assets .......................................................................... 1,926,753,757
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,291
Capital shares redeemed ................................................................... 680,269
Management fees ......................................................................... 1,064,531
Distribution fees .......................................................................... 373,248
Trustees' fees and expenses ................................................................. 1,106
Accrued expenses and other liabilities ........................................................... 75,766
Total liabilities ......................................................................... 2,197,211
Net assets, at value ................................................................. $1,924,556,546
Net assets consist of:
Paid-in capital ............................................................................. $1,207,105,982
Total distributable earnings (losses) ............................................................. 717,450,564
Net assets, at value ................................................................. $1,924,556,546
Franklin Mutual
Shares VIP
Fund
Class 1:
Net assets, at value ....................................................................... $152,453,099
Shares outstanding ........................................................................ 8,783,800
Net asset value and maximum offering price per share
a
............................................. $17.36
Class 2:
Net assets, at value ....................................................................... $1,666,224,491
Shares outstanding ........................................................................ 99,109,160
Net asset value and maximum offering price per share
a
............................................. $16.81
Class 4:
Net assets, at value ....................................................................... $105,878,956
Shares outstanding ........................................................................ 6,206,126
Net asset value and maximum offering price per share
a
............................................. $17.06
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Mutual
Shares VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $618,664)
Unaffiliated issuers ........................................................................ $20,860,739
Non-controlled affiliates (Note 3 e ) ............................................................. 278,523
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... 2,666,711
Paid in cash
a
........................................................................... 1,488,215
Other income (Note 1 e ) ...................................................................... 2,296
Total investment income ................................................................... 25,296,484
Expenses:
Management fees (Note 3 a ) ................................................................... 6,493,044
Distribution fees: (Note 3c )
Class 2 ................................................................................ 2,089,991
Class 4 ................................................................................ 184,156
Custodian fees ............................................................................ 7,486
Reports to shareholders fees .................................................................. 28,528
Professional fees ........................................................................... 45,498
Trustees' fees and expenses .................................................................. 10,848
Other .................................................................................... 30,750
Total expenses ......................................................................... 8,890,301
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (12,768)
Net expenses ......................................................................... 8,877,533
Net investment income ................................................................ 16,418,951
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 161,143,906
Foreign currency transactions ................................................................ 2,376
Net realized gain (loss) .................................................................. 161,146,282
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (93,451,786)
Translation of other assets and liabilities denominated in foreign currencies .............................. (28,045)
Net change in unrealized appreciation (depreciation) ............................................ (93,479,831)
Net realized and unrealized gain (loss) ............................................................ 67,666,451
Net increase (decrease) in net assets resulting from operations .......................................... $84,085,402
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Mutual Shares VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,418,951 $32,670,855
Net realized gain (loss) ................................................. 161,146,282 143,420,411
Net change in unrealized appreciation (depreciation) ........................... (93,479,831) 29,606,494
Net increase (decrease) in net assets resulting from operations ................ 84,085,402 205,697,760
Distributions to shareholders:
Class 1 ............................................................. — (16,559,815)
Class 2 ............................................................. — (204,545,510)
Class 4 ............................................................. — (12,051,556)
Total distributions to shareholders .......................................... — (233,156,881)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (550,947) 15,796,754
Class 2 ............................................................. (127,033,906) (19,860,122)
Class 4 ............................................................. (6,173,536) 5,741,608
Total capital share transactions ............................................ (133,758,389) 1,678,240
Net increase (decrease) in net assets ................................... (49,672,987) (25,780,881)
Net assets:
Beginning of period ..................................................... 1,974,229,533 2,000,010,414
End of period .......................................................... $1,924,556,546 $1,974,229,533

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Mutual Shares VIP Fund
12
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Mutual Shares VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Sold Short
The Fund is engaged in selling securities short, which
obligates the Fund to replace a borrowed security with the
same security at current fair value. The Fund incurs a loss
if the price of the security increases between the date of
the short sale and the date on which the Fund replaces the
borrowed security. The Fund realizes a gain if the price of
the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the
broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements
until the short position is closed out. A deposit must also be maintained with the Fund's custodian/counterparty broker
consisting of cash and/or securities having a value equal
to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment
of cash collateral. The Fund is obligated to pay fees for
borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security
borrowing fees are recorded as an expense to the Fund. At
June 30, 2026, the Fund had no securities sold short.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Franklin Mutual Shares VIP Fund
(continued)
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Statement of Operations.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Facility fees are recognized as income over the
expected term of the loan. Dividend income and dividends
declared on securities sold short are recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin Mutual Shares VIP Fund
(continued)
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 241,383 $4,103,269 448,898 $7,631,548
Shares issued in reinvestment of distributions .......... — — 1,033,696 16,559,815
Shares redeemed ............................... (272,332) (4,654,216) (487,902) (8,394,609)
Net increase (decrease) .......................... (30,949) $(550,947) 994,692 $15,796,754
Class 2 Shares:
Shares sold ................................... 1,655,950 $27,261,466 8,231,236 $138,749,672
Shares issued in reinvestment of distributions .......... — — 13,154,052 204,545,510
Shares redeemed ............................... (9,413,005) (154,295,372) (22,285,172) (363,155,304)
Net increase (decrease) .......................... (7,757,055) $(127,033,906) (899,884) $(19,860,122)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin Mutual Shares VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.675% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 4 Shares:
Shares sold ................................... 169,686 $2,830,280 502,789 $8,215,940
Shares issued in reinvestment of distributions .......... — — 763,240 12,051,556
Shares redeemed ............................... (536,786) (9,003,816) (861,992) (14,525,888)
Net increase (decrease) .......................... (367,100) $(6,173,536) 404,037 $5,741,608
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.675% Up to and including $5 billion
0.645% Over $5 billion, up to and including $10 billion
0.625% Over $10 billion, up to and including $15 billion
0.595% Over $15 billion, up to and including $20 billion
0.585% Over $20 billion, up to and including $25 billion
0.565% Over $25 billion, up to and including $30 billion
0.555% Over $30 billion, up to and including $35 billion
0.545% In excess of $35 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Mutual Shares VIP Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $254,301 $244,187,525 $(230,513,562) $— $— $13,928,264 13,928,264 $278,523
Total Affiliated Securities ... $254,301 $244,187,525 $(230,513,562) $— $— $13,928,264 $278,523
Cost of investments .......................................................................... $1,546,187,276
Unrealized appreciation ........................................................................ $423,633,480
Unrealized depreciation ........................................................................ (51,050,957)
Net unrealized appreciation (depreciation) .......................................................... $372,582,523
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Mutual Shares VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30,
2026, aggregated $607,686,760 and $730,462,741, respectively.
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
4,107
a
Uniti Group, Inc. ............................. 8/04/25 $ 3,575,413 $ 4,414,493
125,422
a
Uniti Group, Inc., 8/01/35 ...................... 8/04/25 602,026 1,239,483
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $4,177,439 $5,653,976
a
The Fund also invests in unrestricted securities of the issuer, valued at $7,384,787 as of June 30, 2026.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Franklin Mutual Shares VIP Fund
(continued)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 28,980,615 $ — $ — $ 28,980,615
Banks ............................... 136,396,370 — — 136,396,370
Broadline Retail ....................... 138,123,273 — — 138,123,273
Building Products ...................... 62,976,041 — — 62,976,041
Capital Markets ........................ 32,753,618 — — 32,753,618
Chemicals ........................... 44,610,462 — — 44,610,462
Communications Equipment .............. 33,479,389 — — 33,479,389
Consumer Finance ..................... 25,574,035 — — 25,574,035
Consumer Staples Distribution & Retail ...... 60,332,012 — — 60,332,012
Diversified Telecommunication Services ..... 7,384,787 — — 7,384,787
Electric Utilities ........................ 66,412,624 — — 66,412,624
Electronic Equipment, Instruments &
Components ........................ 11,253,979 — — 11,253,979
Energy Equipment & Services ............. 32,916,315 — — 32,916,315
Entertainment ......................... 27,441,068 — — 27,441,068
Financial Services ...................... 48,279,716 — — 48,279,716
Food Products ........................ — 38,630,347 — 38,630,347
Ground Transportation .................. 32,091,104 — — 32,091,104
Health Care Equipment & Supplies ......... 105,529,910 — — 105,529,910
Household Products .................... 44,135,027 — — 44,135,027
Insurance ............................ 124,704,007 — — 124,704,007
Interactive Media & Services .............. 17,226,535 — — 17,226,535
Life Sciences Tools & Services ............ 42,947,500 — — 42,947,500
Machinery ............................ 46,774,715 — — 46,774,715
Metals & Mining ....................... 36,364,730 — — 36,364,730
Oil, Gas & Consumable Fuels ............. 67,980,389 — — 67,980,389
Personal Care Products ................. 31,161,012 — — 31,161,012
Pharmaceuticals ....................... 68,340,994 84,820,626 — 153,161,620
Retail REITs .......................... 33,018,279 — — 33,018,279
Semiconductors & Semiconductor Equipment . 39,233,356 — — 39,233,356
Software ............................. 100,113,719 — — 100,113,719
Specialty Retail ........................ 61,900,862 — — 61,900,862
Technology Hardware, Storage & Peripherals . 72,246,247 — — 72,246,247
Tobacco ............................. — 14,019,773 — 14,019,773
Trading Companies & Distributors .......... 46,347,464 — — 46,347,464
Preferred Stocks ......................... — — 4,414,493 4,414,493
Warrants ............................... — — 1,239,483 1,239,483
Corporate Bonds ........................ — 9,062,136 — 9,062,136
Senior Floating Rate Interests ............... — 25,624,516 — 25,624,516
Companies in Liquidation .................. — — 7 7
Short Term Investments ................... 13,928,264 — — 13,928,264
Total Investments in Securities ........... $1,740,958,418 $172,157,398
b
$5,653,983 $1,918,769,799
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $137,470,746, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Mutual Shares VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

Franklin Templeton Variable Insurance Products Trust
28
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Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
30
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4846-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Rising Dividends VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $29.64 $29.52 $28.23 $28.18 $36.74 $30.17
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.29 0.32 0.37 0.35 0.30
Net realized and unrealized gains (losses) 1.46 3.02 2.72 2.98 (4.55) 7.68
Total from investment operations ........ 1.61 3.31 3.04 3.35 (4.20) 7.98
Less distributions from:
Net investment income .............. (0.27) (0.31) (0.36) (0.33) (0.35) (0.35)
Net realized gains ................. (2.93) (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ................... (3.20) (3.19) (1.75) (3.30) (4.36) (1.41)
Net asset value, end of period .......... $28.05 $29.64 $29.52 $28.23 $28.18 $36.74
Total return
c
....................... 5.31% 12.05% 11.04% 12.39% (10.34)% 27.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.63% 0.63% 0.63% 0.65% 0.64% 0.63%
Expenses net of waiver and payments by
affiliates .......................... 0.62% 0.63%
e
0.63%
e
0.63%
f
0.63%
f
0.63%
e,f
Net investment income ............... 0.99% 0.99% 1.09% 1.33% 1.18% 0.90%
Supplemental data
Net assets , end of period (000’s) ........ $122,694 $120,124 $119,065 $117,974 $114,787 $141,433
Portfolio turnover rate ................ 14.92% 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.04 $28.08 $26.93 $27.03 $35.42 $29.14
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.20 0.24 0.28 0.27 0.21
Net realized and unrealized gains (losses) 1.38 2.88 2.59 2.85 (4.40) 7.41
Total from investment operations ........ 1.48 3.08 2.83 3.13 (4.13) 7.62
Less distributions from:
Net investment income .............. (0.20) (0.24) (0.29) (0.26) (0.25) (0.28)
Net realized gains ................. (2.93) (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ................... (3.13) (3.12) (1.68) (3.23) (4.26) (1.34)
Net asset value, end of period .......... $26.39 $28.04 $28.08 $26.93 $27.03 $35.42
Total return
c
....................... 5.12% 11.80% 10.79% 12.08% (10.57)% 26.79%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.88% 0.88% 0.88% 0.90% 0.89% 0.88%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.88%
e
0.88%
e
0.88%
f
0.88%
f
0.88%
e,f
Net investment income ............... 0.74% 0.74% 0.84% 1.08% 0.92% 0.66%
Supplemental data
Net assets , end of period (000’s) ........ $1,387,673 $1,362,452 $1,289,854 $1,256,587 $1,211,909 $1,513,905
Portfolio turnover rate ................ 14.92% 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.06 $28.11 $26.96 $27.06 $35.49 $29.22
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.18 0.21 0.26 0.24 0.18
Net realized and unrealized gains (losses) 1.37 2.87 2.60 2.85 (4.41) 7.42
Total from investment operations ........ 1.46 3.05 2.81 3.11 (4.17) 7.60
Less distributions from:
Net investment income .............. (0.17) (0.22) (0.27) (0.24) (0.25) (0.27)
Net realized gains ................. (2.93) (2.88) (1.39) (2.97) (4.01) (1.06)
Total distributions ................... (3.10) (3.10) (1.66) (3.21) (4.26) (1.33)
Net asset value, end of period .......... $26.42 $28.06 $28.11 $26.96 $27.06 $35.49
Total return
c
....................... 5.11% 11.66% 10.68% 11.99% (10.68)% 26.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 0.98% 0.98% 1.00% 0.99% 0.98%
Expenses net of waiver and payments by
affiliates .......................... 0.98%
e
0.98%
e
0.98%
e
0.98%
f
0.98%
f
0.98%
e,f
Net investment income ............... 0.64% 0.64% 0.74% 0.98% 0.84% 0.56%
Supplemental data
Net assets , end of period (000’s) ........ $111,439 $106,825 $95,479 $83,031 $70,696 $72,589
Portfolio turnover rate ................ 14.92% 20.75% 15.36% 10.67% 12.59% 3.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Rising Dividends VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.6%
Aerospace & Defense 3.3%
General Dynamics Corp. .............................. United States 60,991 $ 21,605,452
a
Honeywell Aerospace, Inc. ............................ United States 18,543 4,099,486
RTX Corp. ........................................ United States 146,893 27,870,009
53,574,947
Banks 3.9%
JPMorgan Chase & Co. ............................... United States 195,966 64,145,551
Beverages 0.8%
PepsiCo, Inc. ...................................... United States 97,275 13,171,035
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 126,187 31,753,697
Building Products 2.7%
Carlisle Cos., Inc. ................................... United States 39,107 14,186,064
Johnson Controls International plc ....................... United States 199,743 29,184,450
43,370,514
Capital Markets 8.3%
Ares Management Corp. , A ............................ United States 196,618 21,885,550
Charles Schwab Corp. (The) ........................... United States 261,396 24,119,009
KKR & Co., Inc. ..................................... United States 79,495 7,296,051
Morgan Stanley ..................................... United States 203,541 42,548,211
Nasdaq, Inc. ....................................... United States 336,814 26,547,679
S&P Global, Inc. .................................... United States 29,394 11,971,000
134,367,500
Chemicals 5.2%
Ecolab, Inc. ........................................ United States 73,905 20,590,672
Linde plc .......................................... United States 101,616 52,732,607
Sherwin-Williams Co. (The) ............................ United States 32,211 11,090,891
84,414,170
Commercial Services & Supplies 1.1%
Cintas Corp. ....................................... United States 105,569 17,955,175
Communications Equipment 0.9%
Motorola Solutions, Inc. ............................... United States 34,827 14,463,305
Consumer Staples Distribution & Retail 4.0%
Casey's General Stores, Inc. ........................... United States 18,634 14,810,117
Walmart, Inc. ...................................... United States 443,281 50,206,006
65,016,123
Electric Utilities 1.1%
NextEra Energy, Inc. ................................. United States 209,353 18,374,913
Electrical Equipment 1.5%
nVent Electric plc ................................... United States 148,157 25,128,909
Financial Services 3.3%
Visa, Inc. , A ........................................ United States 157,274 53,959,137
Ground Transportation 0.9%
Old Dominion Freight Line, Inc. ......................... United States 66,475 14,398,485
Health Care Equipment & Supplies 3.4%
Abbott Laboratories .................................. United States 298,014 27,041,790
Stryker Corp. ...................................... United States 87,715 27,616,191
54,657,981

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc. .............................. United States 69,667 $ 28,955,695
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp. ................................... United States 98,374 26,591,476
Household Durables 1.0%
DR Horton, Inc. ..................................... United States 95,327 15,526,862
Household Products 1.9%
Procter & Gamble Co. (The) ........................... United States 214,251 31,417,767
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 18,543 4,151,778
Insurance 0.7%
Marsh & McLennan Cos., Inc. .......................... United States 71,016 11,836,237
Life Sciences Tools & Services 1.0%
Danaher Corp. ..................................... United States 83,923 15,985,653
Machinery 1.9%
Parker-Hannifin Corp. ................................ United States 31,534 30,844,036
Multi-Utilities 2.6%
Ameren Corp. ...................................... United States 184,877 20,898,496
WEC Energy Group, Inc. .............................. United States 179,456 20,955,077
41,853,573
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp. ..................................... United States 130,733 21,670,302
EOG Resources, Inc. ................................ United States 139,757 18,130,676
Exxon Mobil Corp. ................................... United States 125,759 17,193,770
56,994,748
Pharmaceuticals 8.5%
Eli Lilly & Co. ...................................... United States 57,004 68,372,308
Johnson & Johnson ................................. United States 168,106 42,693,881
Merck & Co., Inc. ................................... United States 210,243 27,016,225
138,082,414
Semiconductors & Semiconductor Equipment 12.2%
Analog Devices, Inc. ................................. United States 110,244 43,785,609
Applied Materials, Inc. ................................ United States 70,366 50,874,618
Broadcom, Inc. ..................................... United States 206,970 78,182,918
Texas Instruments, Inc. ............................... United States 81,975 24,434,288
197,277,433
Software 7.9%
Microsoft Corp. ..................................... United States 239,527 89,348,362
Oracle Corp. ....................................... United States 259,942 38,094,500
127,442,862
Specialty Retail 3.4%
Lowe's Cos., Inc. .................................... United States 103,210 22,756,773
Ross Stores, Inc. ................................... United States 98,679 21,003,825
Tractor Supply Co. .................................. United States 338,588 10,702,767
54,463,365
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. ........................................ United States 233,049 67,435,058

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.1%
Philip Morris International, Inc. ......................... United States 100,147 $ 18,117,594
Trading Companies & Distributors 1.6%
WW Grainger, Inc. ................................... United States 19,504 26,533,241
Total Common Stocks (Cost $ 803,956,507 ) ...................................
1,582,261,234
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.3%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 37,505,815 37,505,815
Total Money Market Funds (Cost $ 37,505,815 ) ................................
37,505,815
Total Short Term Investments (Cost $ 37,505,815 ) ..............................
37,505,815
a
Total Investments (Cost $ 841,462,322 ) 99.9% .................................
$1,619,767,049
Other Assets, less Liabilities 0.1% ...........................................
2,039,052
Net Assets 100.0% .........................................................
$1,621,806,101
a a a
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Rising
Dividends VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $803,956,507
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 37,505,815
Value - Unaffiliated issuers .................................................................. $1,582,261,234
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 37,505,815
Cash .................................................................................... 440,566
Receivables:
Investment securities sold ................................................................... 3,715,840
Capital shares sold ........................................................................ 513,034
Dividends ............................................................................... 730,841
Total assets .......................................................................... 1,625,167,330
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,277,955
Capital shares redeemed ................................................................... 909,292
Management fees ......................................................................... 813,907
Distribution fees .......................................................................... 316,827
Trustees' fees and expenses ................................................................. 664
Accrued expenses and other liabilities ........................................................... 42,584
Total liabilities ......................................................................... 3,361,229
Net assets, at value ................................................................. $1,621,806,101
Net assets consist of:
Paid-in capital ............................................................................. $702,352,006
Total distributable earnings (losses) ............................................................. 919,454,095
Net assets, at value ................................................................. $1,621,806,101
Franklin Rising
Dividends VIP
Fund
Class 1:
Net assets, at value ....................................................................... $122,693,867
Shares outstanding ........................................................................ 4,374,726
Net asset value and maximum offering price per share
a
............................................. $28.05
Class 2:
Net assets, at value ....................................................................... $1,387,672,854
Shares outstanding ........................................................................ 52,593,151
Net asset value and maximum offering price per share
a
............................................. $26.39
Class 4:
Net assets, at value ....................................................................... $111,439,380
Shares outstanding ........................................................................ 4,217,531
Net asset value and maximum offering price per share
a
............................................. $26.42
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Rising
Dividends VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,098,374
Non-controlled affiliates (Note 3 e ) ............................................................. 617,612
Total investment income ................................................................... 12,715,986
Expenses:
Management fees (Note 3 a ) ................................................................... 4,863,943
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,684,376
Class 4 ................................................................................ 187,091
Custodian fees ............................................................................ 3,856
Reports to shareholders fees .................................................................. 12,989
Professional fees ........................................................................... 35,865
Trustees' fees and expenses .................................................................. 8,728
Other .................................................................................... 21,719
Total expenses ......................................................................... 6,818,567
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (29,675)
Net expenses ......................................................................... 6,788,892
Net investment income ................................................................ 5,927,094
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 138,249,842
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (65,457,323)
Net realized and unrealized gain (loss) ............................................................ 72,792,519
Net increase (decrease) in net assets resulting from operations .......................................... $78,719,613

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Rising Dividends VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,927,094 $11,481,296
Net realized gain (loss) ................................................. 138,249,842 160,524,947
Net change in unrealized appreciation (depreciation) ........................... (65,457,323) (3,304,272)
Net increase (decrease) in net assets resulting from operations ................ 78,719,613 168,701,971
Distributions to shareholders:
Class 1 ............................................................. (12,544,627) (12,107,990)
Class 2 ............................................................. (147,354,990) (140,081,829)
Class 4 ............................................................. (11,660,397) (10,107,041)
Total distributions to shareholders .......................................... (171,560,014) (162,296,860)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 8,911,038 (347,758)
Class 2 ............................................................. 105,385,445 68,245,208
Class 4 ............................................................. 10,948,765 10,700,834
Total capital share transactions ............................................ 125,245,248 78,598,284
Net increase (decrease) in net assets ................................... 32,404,847 85,003,395
Net assets:
Beginning of period ..................................................... 1,589,401,254 1,504,397,859
End of period .......................................................... $1,621,806,101 $1,589,401,254

Franklin Templeton Variable Insurance Products Trust
11
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Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Rising Dividends VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (341097) –
Shares sold ................................... 190,991 $5,745,934 193,055 $5,643,071
Shares issued in reinvestment of distributions .......... 442,960 12,544,627 440,130 12,107,990
Shares redeemed ............................... (311,526) (9,379,523) (614,513) (18,098,819)
Net increase (decrease) .......................... 322,425 $8,911,038 18,672 $(347,758)
Class 2 Shares: (6656013) –
Shares sold ................................... 3,160,911 $89,789,619 7,574,100 $212,560,955
Shares issued in reinvestment of distributions .......... 5,531,343 147,354,990 5,375,386 140,081,829
Shares redeemed ............................... (4,696,532) (131,759,164) (10,289,195) (284,397,576)
Net increase (decrease) .......................... 3,995,722 $105,385,445 2,660,291 $68,245,208
Class 4 Shares: (820891) –
Shares sold ................................... 213,809 $6,050,733 559,908 $15,562,139
Shares issued in reinvestment of distributions .......... 437,047 11,660,397 387,243 10,107,041
Shares redeemed ............................... (239,742) (6,762,365) (537,374) (14,968,346)
Net increase (decrease) .......................... 411,114 $10,948,765 409,777 $10,700,834
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.618% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Franklin Rising Dividends VIP Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$232,204,991 and $282,967,036, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $32,190,480 $186,181,338 $(180,866,003) $— $— $37,505,815 37,505,815 $617,612
Total Affiliated Securities ... $32,190,480 $186,181,338 $(180,866,003) $— $— $37,505,815 $617,612
Cost of investments .......................................................................... $844,056,387
Unrealized appreciation ........................................................................ $802,240,273
Unrealized depreciation ........................................................................ (26,529,611)
Net unrealized appreciation (depreciation) .......................................................... $775,710,662
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin Rising Dividends VIP Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
6. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
17
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
18
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Semiannual Report
VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4836-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Small Cap Value VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
1
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.94 $15.32 $14.16 $13.32 $18.43 $15.20
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.18 0.19 0.17 0.12 0.19
Net realized and unrealized gains (losses) 3.07 0.84 1.45 1.50 (2.06) 3.71
Total from investment operations ........ 3.16 1.02 1.64 1.67 (1.94) 3.90
Less distributions from:
Net investment income .............. (0.18) (0.19) (0.16) (0.10) (0.21) (0.21)
Net realized gains ................. (0.98) (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ................... (1.16) (1.40) (0.48) (0.83) (3.17) (0.67)
Net asset value, end of period .......... $16.94 $14.94 $15.32 $14.16 $13.32 $18.43
Total return
c
....................... 21.30% 7.90% 12.01% 13.02% (9.82)% 25.67%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.65% 0.66% 0.65% 0.66% 0.63% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.65%
e
0.66%
e
0.65%
e
0.65%
f
0.62%
f
0.66%
e
Net investment income ............... 1.12% 1.23% 1.26% 1.27% 0.82% 1.07%
Supplemental data
Net assets , end of period (000’s) ........ $108,487 $88,822 $85,945 $73,984 $66,574 $73,715
Portfolio turnover rate ................ 43.33% 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.87 $14.32 $13.27 $12.53 $17.54 $14.50
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.13 0.14 0.13 0.08 0.14
Net realized and unrealized gains (losses) 2.85 0.78 1.36 1.41 (1.97) 3.53
Total from investment operations ........ 2.92 0.91 1.50 1.54 (1.89) 3.67
Less distributions from:
Net investment income .............. (0.15) (0.15) (0.13) (0.07) (0.16) (0.17)
Net realized gains ................. (0.98) (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ................... (1.13) (1.36) (0.45) (0.80) (3.12) (0.63)
Net asset value, end of period .......... $15.66 $13.87 $14.32 $13.27 $12.53 $17.54
Total return
c
....................... 21.17% 7.65% 11.71% 12.75% (10.06)% 25.37%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.90% 0.91% 0.88% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.90%
e
0.91%
e
0.90%
e
0.90%
f
0.87%
f
0.91%
e
Net investment income ............... 0.87% 0.97% 1.01% 1.02% 0.56% 0.83%
Supplemental data
Net assets , end of period (000’s) ........ $1,135,949 $984,489 $1,002,257 $1,000,793 $943,928 $1,135,623
Portfolio turnover rate ................ 43.33% 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.59 $15.00 $13.88 $13.07 $18.14 $14.99
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.13 0.12 0.07 0.13
Net realized and unrealized gains (losses) 3.01 0.82 1.43 1.48 (2.03) 3.64
Total from investment operations ........ 3.07 0.94 1.56 1.60 (1.96) 3.77
Less distributions from:
Net investment income .............. (0.14) (0.14) (0.12) (0.06) (0.15) (0.16)
Net realized gains ................. (0.98) (1.21) (0.32) (0.73) (2.96) (0.46)
Total distributions ................... (1.12) (1.35) (0.44) (0.79) (3.11) (0.62)
Net asset value, end of period .......... $16.54 $14.59 $15.00 $13.88 $13.07 $18.14
Total return
c
....................... 21.06% 7.49% 11.60% 12.67% (10.11)% 25.17%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.01% 1.00% 1.01% 0.98% 1.01%
Expenses net of waiver and payments by
affiliates .......................... 1.00%
e
1.01%
e
1.00%
e
1.00%
f
0.97%
f
1.01%
e
Net investment income ............... 0.78% 0.88% 0.91% 0.93% 0.47% 0.73%
Supplemental data
Net assets , end of period (000’s) ........ $65,766 $54,153 $50,752 $43,731 $35,519 $38,148
Portfolio turnover rate ................ 43.33% 56.76% 58.70% 65.28% 54.83% 60.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Small Cap Value VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 3.3%
Babcock International Group plc ........................ United Kingdom 890,654 $ 11,256,890
Melrose Industries plc ................................ United Kingdom 2,880,333 18,162,381
QinetiQ Group plc ................................... United Kingdom 2,508,896 14,064,602
43,483,873
Banks 18.1%
Atlantic Union Bankshares Corp. ........................ United States 620,017 26,232,919
Camden National Corp. ............................... United States 270,631 14,673,613
Central BanCo, Inc. , A ................................ United States 24,239 736,381
Columbia Banking System, Inc. ......................... United States 1,071,236 34,333,114
First Bancorp ...................................... United States 299,439 19,143,135
First Commonwealth Financial Corp. ..................... United States 704,774 14,328,055
First Interstate BancSystem, Inc. , A ...................... United States 241,385 9,307,806
German American Bancorp, Inc. ........................ United States 327,799 15,557,341
Peoples Bancorp, Inc. ................................ United States 68,670 2,637,615
Seacoast Banking Corp. of Florida ...................... United States 505,036 16,792,447
SouthState Bank Corp. ............................... United States 329,268 32,893,873
TriCo Bancshares ................................... United States 297,707 16,031,522
Washington Trust Bancorp, Inc. ......................... United States 129,394 4,720,293
WSFS Financial Corp. ................................ United States 388,562 29,814,362
237,202,476
Biotechnology 0.4%
Genus plc ......................................... United Kingdom 38,187 1,087,537
a
Jade Biosciences, Inc. ............................... United States 178,272 3,961,204
5,048,741
Building Products 2.4%
Fortune Brands Innovations, Inc. ........................ United States 192,124 10,547,608
a
Masterbrand, Inc. ................................... United States 505,966 5,206,390
a
Resideo Technologies, Inc. ............................ United States 170,652 5,307,277
UFP Industries, Inc. .................................. United States 111,574 10,124,225
31,185,500
Capital Markets 1.0%
a
Lincoln International, Inc. , A ............................ United States 132,912 3,172,610
Victory Capital Holdings, Inc. , A ......................... United States 122,807 10,323,156
13,495,766
Chemicals 6.1%
Ashland, Inc. ....................................... United States 652,030 42,962,257
Avient Corp. ....................................... United States 215,949 7,981,475
Element Solutions, Inc. ............................... United States 179,774 8,584,208
Elementis plc ...................................... United Kingdom 10,185,228 20,773,856
80,301,796
Commercial Services & Supplies 1.7%
Brady Corp. , A ..................................... United States 79,603 7,289,247
MSA Safety, Inc. .................................... United States 87,306 15,241,881
22,531,128
Construction & Engineering 2.8%
Valmont Industries, Inc. ............................... United States 39,330 22,717,008
WillScot Holdings Corp. ............................... United States 488,311 14,092,656
36,809,664

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.9%
Bread Financial Holdings, Inc. .......................... United States 111,599 $ 12,091,752
Electric Utilities 0.8%
IDACORP, Inc. ..................................... United States 70,366 10,646,376
Electrical Equipment 5.4%
EnerSys .......................................... United States 57,479 13,439,740
Regal Rexnord Corp. ................................ United States 57,729 13,750,471
a
Rosebank Industries plc .............................. United States 7,821,756 34,408,457
Sensata Technologies Holding plc ....................... United States 200,002 9,548,095
71,146,763
Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc. ........................... United States 192,312 18,975,425
Oxford Instruments plc ............................... United Kingdom 386,546 15,628,131
a
Rogers Corp. ...................................... United States 43,221 7,076,574
Vontier Corp. ....................................... United States 250,907 7,276,303
48,956,433
Energy Equipment & Services 6.7%
Hunting plc ........................................ United Kingdom 2,804,614 16,480,398
Liberty Energy, Inc. , A ................................ United States 199,711 5,230,431
a
Oceaneering International, Inc. ......................... United States 322,732 13,077,101
Patterson-UTI Energy, Inc. ............................ United States 826,187 7,584,397
Select Water Solutions, Inc. , A .......................... United States 2,095,308 41,864,254
a
TETRA Technologies, Inc. ............................. United States 316,546 3,586,466
87,823,047
Food Products 0.2%
Glanbia plc ........................................ Ireland 76,462 2,138,301
Gas Utilities 0.4%
Spire, Inc. ......................................... United States 68,784 5,371,343
Health Care Equipment & Supplies 1.6%
a
Envista Holdings Corp. ............................... United States 791,723 20,861,901
Hotels, Restaurants & Leisure 1.3%
Boyd Gaming Corp. ................................. United States 54,708 4,832,358
a
Hilton Grand Vacations, Inc. ........................... United States 122,658 6,423,600
Wyndham Hotels & Resorts, Inc. ........................ United States 59,340 4,997,021
16,252,979
Household Durables 2.1%
Century Communities, Inc. ............................ United States 63,808 4,572,482
La-Z-Boy, Inc. ...................................... United States 271,918 10,909,350
a
M/I Homes, Inc. ..................................... United States 43,594 7,009,479
Meritage Homes Corp. ............................... United States 65,785 5,516,072
28,007,383
Industrial REITs 0.4%
STAG Industrial, Inc. ................................. United States 139,805 5,320,978
Insurance 6.1%
CNO Financial Group, Inc. ............................ United States 652,954 33,287,595
Hanover Insurance Group, Inc. (The) ..................... United States 15,534 3,326,140
Horace Mann Educators Corp. ......................... United States 510,774 26,381,477
Selective Insurance Group, Inc. ......................... United States 116,787 11,329,507

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
a
TWFG, Inc. , A ...................................... United States 234,728 $ 5,645,208
79,969,927
Leisure Products 1.2%
Brunswick Corp. .................................... United States 191,556 16,136,677
Life Sciences Tools & Services 2.7%
Bruker Corp. ....................................... United States 582,423 35,050,216
Machinery 5.3%
a
Gates Industrial Corp. plc ............................. United States 797,093 22,294,691
Mueller Water Products, Inc. , A ......................... United States 861,842 22,261,379
Oshkosh Corp. ..................................... United States 164,067 25,181,003
69,737,073
Metals & Mining 4.1%
Commercial Metals Co. ............................... United States 349,568 21,935,392
Eldorado Gold Corp. ................................. Turkiye 270,197 8,409,304
a
ERO Copper Corp. .................................. Brazil 232,884 6,229,647
Ryerson Holding Corp. ............................... United States 677,859 16,682,110
53,256,453
Multi-Utilities 1.0%
Black Hills Corp. .................................... United States 182,670 13,590,648
Office REITs 0.3%
Highwoods Properties, Inc. ............................ United States 106,481 3,211,467
Oil, Gas & Consumable Fuels 2.3%
Ovintiv, Inc. ........................................ United States 67,287 3,542,660
Whitecap Resources, Inc. ............................. Canada 2,560,755 26,596,102
30,138,762
Paper & Forest Products 1.4%
Louisiana-Pacific Corp. ............................... United States 237,214 18,659,253
Pharmaceuticals 0.8%
a
Indivior Pharmaceuticals, Inc. .......................... United States 257,106 10,549,059
Residential REITs 1.2%
Independence Realty Trust, Inc. ........................ United States 937,684 15,649,946
Retail REITs 0.8%
Kite Realty Group Trust ............................... United States 351,474 9,974,832
Semiconductors & Semiconductor Equipment 3.1%
a
Cohu, Inc. ......................................... United States 34,474 2,547,973
Melexis NV ........................................ Belgium 95,792 8,577,171
MKS, Inc. ......................................... United States 4,401 1,957,565
a
Onto Innovation, Inc. ................................. United States 5,115 1,935,772
a
Synaptics, Inc. ..................................... United States 99,309 12,337,157
Universal Display Corp. ............................... United States 147,569 12,778,000
40,133,638
Software 3.7%
a
ACI Worldwide, Inc. .................................. United States 963,823 48,470,659
Specialty Retail 1.4%
Academy Sports & Outdoors, Inc. ....................... United States 41,163 1,940,012
Gap, Inc. (The) ..................................... United States 299,244 5,589,878

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Group 1 Automotive, Inc. .............................. United States 13,014 $ 3,789,286
Signet Jewelers Ltd. ................................. United States 78,409 6,758,856
18,078,032
Textiles, Apparel & Luxury Goods 1.8%
a
Crocs, Inc. ........................................ United States 137,933 16,640,237
Dr. Martens plc ..................................... United Kingdom 7,325,664 6,714,535
23,354,772
Total Common Stocks (Cost $ 955,990,991 ) ...................................
1,264,637,614
Short Term Investments 3.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.5%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 45,478,782 45,478,782
Total Money Market Funds (Cost $ 45,478,782 ) ................................
45,478,782
Total Short Term Investments (Cost $ 45,478,782 ) ..............................
45,478,782
a
Total Investments (Cost $ 1,001,469,773 ) 100.0% ..............................
$1,310,116,396
Other Assets, less Liabilities 0.0%
†
..........................................
86,492
Net Assets 100.0% .........................................................
$1,310,202,888
a a a
See Abbreviations on Page 19.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Small
Cap Value VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $955,990,991
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 45,478,782
Value - Unaffiliated issuers .................................................................. $1,264,637,614
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 45,478,782
Cash .................................................................................... 100,987
Receivables:
Investment securities sold ................................................................... 9,808,279
Capital shares sold ........................................................................ 948,939
Dividends ............................................................................... 783,010
Total assets .......................................................................... 1,321,757,611
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,639,090
Capital shares redeemed ................................................................... 961,195
Management fees ......................................................................... 663,724
Distribution fees .......................................................................... 246,711
Trustees' fees and expenses ................................................................. 360
Accrued expenses and other liabilities ........................................................... 43,643
Total liabilities ......................................................................... 11,554,723
Net assets, at value ................................................................. $1,310,202,888
Net assets consist of:
Paid-in capital ............................................................................. $875,065,478
Total distributable earnings (losses) ............................................................. 435,137,410
Net assets, at value ................................................................. $1,310,202,888
Franklin Small
Cap Value VIP
Fund
Class 1:
Net assets, at value ....................................................................... $108,487,283
Shares outstanding ........................................................................ 6,403,693
Net asset value and maximum offering price per share
a
............................................. $16.94
Class 2:
Net assets, at value ....................................................................... $1,135,949,303
Shares outstanding ........................................................................ 72,534,392
Net asset value and maximum offering price per share
a
............................................. $15.66
Class 4:
Net assets, at value ....................................................................... $65,766,302
Shares outstanding ........................................................................ 3,977,294
Net asset value and maximum offering price per share
a
............................................. $16.54
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small
Cap Value VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $152,588)
Unaffiliated issuers ........................................................................ $10,153,597
Non-controlled affiliates (Note 3 e ) ............................................................. 595,646
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (383)
Non-controlled affiliates (Note 3 e ) ............................................................. 622
Total investment income ................................................................... 10,749,482
Expenses:
Management fees (Note 3 a ) ................................................................... 3,879,507
Distribution fees: (Note 3c )
Class 2 ................................................................................ 1,322,359
Class 4 ................................................................................ 105,110
Custodian fees ............................................................................ 3,819
Reports to shareholders fees .................................................................. 20,894
Professional fees ........................................................................... 36,813
Trustees' fees and expenses .................................................................. 6,259
Other .................................................................................... 15,692
Total expenses ......................................................................... 5,390,453
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (28,121)
Net expenses ......................................................................... 5,362,332
Net investment income ................................................................ 5,387,150
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 128,789,766
Foreign currency transactions ................................................................ (79,748)
Net realized gain (loss) .................................................................. 128,710,018
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 100,062,885
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,256)
Net change in unrealized appreciation (depreciation) ............................................ 100,061,629
Net realized and unrealized gain (loss) ............................................................ 228,771,647
Net increase (decrease) in net assets resulting from operations .......................................... $234,158,797

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small Cap Value VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,387,150 $10,819,165
Net realized gain (loss) ................................................. 128,710,018 77,366,367
Net change in unrealized appreciation (depreciation) ........................... 100,061,629 (7,841,979)
Net increase (decrease) in net assets resulting from operations ................ 234,158,797 80,343,553
Distributions to shareholders:
Class 1 ............................................................. (6,976,345) (7,503,573)
Class 2 ............................................................. (76,726,238) (91,769,192)
Class 4 ............................................................. (4,186,626) (4,530,654)
Total distributions to shareholders .......................................... (87,889,209) (103,803,419)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 7,596,995 3,972,059
Class 2 ............................................................. 24,536,826 3,643,309
Class 4 ............................................................. 4,335,433 4,354,619
Total capital share transactions ............................................ 36,469,254 11,969,987
Net increase (decrease) in net assets ................................... 182,738,842 (11,489,879)
Net assets:
Beginning of period ..................................................... 1,127,464,046 1,138,953,925
End of period .......................................................... $1,310,202,888 $1,127,464,046

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small Cap Value VIP Fund
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1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small Cap Value VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege. The Fund was closed to new insurance company subaccounts effective
June 20, 2021.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 314,717 $5,185,492 620,402 $8,932,793
Shares issued in reinvestment of distributions .......... 417,996 6,976,345 571,048 7,503,573
Shares redeemed ............................... (276,170) (4,564,842) (854,350) (12,464,307)
Net increase (decrease) .......................... 456,543 $7,596,995 337,100 $3,972,059
Class 2 Shares:
Shares sold ................................... 2,710,523 $41,577,419 5,375,846 $72,296,380
Shares issued in reinvestment of distributions .......... 4,972,537 76,726,238 7,509,754 91,769,192
Shares redeemed ............................... (6,141,172) (93,766,831) (11,862,541) (160,422,263)
Net increase (decrease) .......................... 1,541,888 $24,536,826 1,023,059 $3,643,309
Class 4 Shares:
Shares sold ................................... 346,340 $5,591,631 730,764 $10,407,172
Shares issued in reinvestment of distributions .......... 256,848 4,186,626 352,306 4,530,654
Shares redeemed ............................... (338,600) (5,442,824) (754,934) (10,583,207)
Net increase (decrease) .......................... 264,588 $4,335,433 328,136 $4,354,619
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1.2 billion
0.575% Over $1.2 billion, up to and including $1.3 billion
0.475% In excess of $1.3 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin Small Cap Value VIP Fund
(continued)
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.638% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Fund. The fee is paid by
Franklin Mutual based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $26,189,662 $233,625,460 $(214,336,340) $— $— $45,478,782 45,478,782 $595,646
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $108,921 $2,071,000 $(2,179,921) $— $— $— — $622
Total Affiliated Securities ... $26,298,583 $235,696,460 $(216,516,261) $— $— $45,478,782 $596,268
3 . Transactions with Affiliates (continued)
a. Management Fees
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$514,323,521 and $580,586,235, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $1,008,151,262
Unrealized appreciation ........................................................................ $324,209,343
Unrealized depreciation ........................................................................ (22,244,209)
Net unrealized appreciation (depreciation) .......................................................... $301,965,134

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 43,483,873 $ — $ 43,483,873
Banks ............................... 237,202,476 — — 237,202,476
Biotechnology ......................... 3,961,204 1,087,537 — 5,048,741
Building Products ...................... 31,185,500 — — 31,185,500
Capital Markets ........................ 13,495,766 — — 13,495,766
Chemicals ........................... 59,527,940 20,773,856 — 80,301,796
Commercial Services & Supplies ........... 22,531,128 — — 22,531,128
Construction & Engineering ............... 36,809,664 — — 36,809,664
Consumer Finance ..................... 12,091,752 — — 12,091,752
Electric Utilities ........................ 10,646,376 — — 10,646,376
Electrical Equipment .................... 36,738,306 34,408,457 — 71,146,763
Electronic Equipment, Instruments &
Components ........................ 48,956,433 — — 48,956,433
Energy Equipment & Services ............. 87,823,047 — — 87,823,047
Food Products ........................ — 2,138,301 — 2,138,301
Gas Utilities .......................... 5,371,343 — — 5,371,343
Health Care Equipment & Supplies ......... 20,861,901 — — 20,861,901
Hotels, Restaurants & Leisure ............. 16,252,979 — — 16,252,979
Household Durables .................... 28,007,383 — — 28,007,383
Industrial REITs ....................... 5,320,978 — — 5,320,978
Insurance ............................ 79,969,927 — — 79,969,927
Leisure Products ....................... 16,136,677 — — 16,136,677
Life Sciences Tools & Services ............ 35,050,216 — — 35,050,216
Machinery ............................ 69,737,073 — — 69,737,073
Metals & Mining ....................... 53,256,453 — — 53,256,453
Multi-Utilities .......................... 13,590,648 — — 13,590,648
Office REITs .......................... 3,211,467 — — 3,211,467
Oil, Gas & Consumable Fuels ............. 30,138,762 — — 30,138,762
Paper & Forest Products ................. 18,659,253 — — 18,659,253
Pharmaceuticals ....................... 10,549,059 — — 10,549,059
Residential REITs ...................... 15,649,946 — — 15,649,946
Retail REITs .......................... 9,974,832 — — 9,974,832
Semiconductors & Semiconductor Equipment . 31,556,467 8,577,171 — 40,133,638
Software ............................. 48,470,659 — — 48,470,659
Specialty Retail ........................ 18,078,032 — — 18,078,032
Textiles, Apparel & Luxury Goods .......... 23,354,772 — — 23,354,772
Short Term Investments ................... 45,478,782 — — 45,478,782
Total Investments in Securities ........... $1,199,647,201 $110,469,195
b
$— $1,310,116,396
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $110,469,195, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small Cap Value VIP Fund
(continued)
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4848-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Small-Mid Cap
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 22
Results of Meeting(s) of Shareholders 22
Remuneration Paid to Directors, Officers and Others 22
Board Approval of Management and Subadvisory Agreements 22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.65 $18.99 $17.06 $13.42 $26.72 $26.99
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) (0.05) (0.02) 0.01 (0.03) (0.15)
Net realized and unrealized gains (losses) 1.79 0.55 1.95 3.63 (9.01) 2.79
Total from investment operations ........ 1.78 0.50 1.93 3.64 (9.04) 2.64
Less distributions from:
Net realized gains ................. (1.23) (0.84) — — (4.26) (2.91)
Net asset value, end of period .......... $19.20 $18.65 $18.99 $17.06 $13.42 $26.72
Total return
c
....................... 9.72% 2.70% 11.31% 27.12% (33.52)% 10.25%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.83% 0.83% 0.83% 0.79% 0.83%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.83%
e
0.82% 0.82%
f
0.77%
f
0.82%
f
Net investment income (loss) .......... (0.16)% (0.27)% (0.13)% 0.09% (0.16)% (0.55)%
Supplemental data
Net assets , end of period (000’s) ........ $77,955 $72,103 $79,165 $71,742 $60,901 $79,526
Portfolio turnover rate ................ 33.84% 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.31 $14.79 $13.32 $10.51 $22.39 $23.11
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.03) (0.08) (0.05) (0.02) (0.06) (0.19)
Net realized and unrealized gains (losses) 1.36 0.44 1.52 2.83 (7.56) 2.38
Total from investment operations ........ 1.33 0.36 1.47 2.81 (7.62) 2.19
Less distributions from:
Net realized gains ................. (1.23) (0.84) — — (4.26) (2.91)
Net asset value, end of period .......... $14.41 $14.31 $14.79 $13.32 $10.51 $22.39
Total return
c
....................... 9.52% 2.52% 11.04% 26.74% (33.69)% 10.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.08% 1.08% 1.08% 1.04% 1.08%
Expenses net of waiver and payments by
affiliates .......................... 1.08% 1.08%
e
1.07% 1.07%
f
1.02%
f
1.07%
f
Net investment (loss) ................ (0.41)% (0.52)% (0.38)% (0.16)% (0.43)% (0.80)%
Supplemental data
Net assets , end of period (000’s) ........ $320,002 $308,434 $337,996 $347,641 $293,545 $472,565
Portfolio turnover rate ................ 33.84% 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Financial Highlights
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.42 $15.89 $14.33 $11.31 $23.62 $24.26
Income from investment operations
a
:
Net investment (loss)
b
.............. (0.04) (0.10) (0.07) (0.03) (0.07) (0.22)
Net realized and unrealized gains (losses) 1.47 0.47 1.63 3.05 (7.98) 2.49
Total from investment operations ........ 1.43 0.37 1.56 3.02 (8.05) 2.27
Less distributions from:
Net realized gains ................. (1.23) (0.84) — — (4.26) (2.91)
Net asset value, end of period .......... $15.62 $15.42 $15.89 $14.33 $11.31 $23.62
Total return
c
....................... 9.49% 2.40% 10.89% 26.70% (33.76)% 9.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.18% 1.18% 1.18% 1.14% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.18% 1.18%
e
1.17% 1.17%
f
1.12%
f
1.17%
f
Net investment (loss) ................ (0.51)% (0.62)% (0.48)% (0.26)% (0.52)% (0.90)%
Supplemental data
Net assets , end of period (000’s) ........ $24,955 $23,363 $22,352 $22,381 $17,786 $26,518
Portfolio turnover rate ................ 33.84% 32.41% 31.76% 43.03% 41.30% 43.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited), June 30, 2026
Franklin Small-Mid Cap Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 6.6%
a,b
Arxis, Inc. , A ....................................... United States 49,519 $ 2,284,807
a
Axon Enterprise, Inc. ................................. United States 19,561 10,966,092
BWX Technologies, Inc. .............................. United States 32,195 6,266,757
Curtiss-Wright Corp. ................................. United States 5,514 4,178,289
a
Rocket Lab Corp. ................................... United States 43,127 4,383,859
28,079,804
Banks 1.0%
Fifth Third Bancorp .................................. United States 76,260 4,298,776
Biotechnology 6.9%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 18,002 5,419,142
a
Ascendis Pharma A/S ................................ Denmark 8,319 2,218,844
a
Bridgebio Pharma, Inc. ............................... United States 19,183 1,428,750
a
CG oncology, Inc. ................................... United States 22,777 1,618,306
a
Insmed, Inc. ....................................... United States 29,963 3,194,655
a
Ionis Pharmaceuticals, Inc. ............................ United States 19,009 1,507,224
a
Natera, Inc. ........................................ United States 37,478 10,173,403
a
Revolution Medicines, Inc. ............................. United States 19,930 3,732,490
29,292,814
Building Products 1.7%
AAON, Inc. ........................................ United States 57,276 7,266,033
Capital Markets 3.9%
Ares Management Corp. , A ............................ United States 42,523 4,733,235
Nasdaq, Inc. ....................................... United States 45,531 3,588,754
a
Robinhood Markets, Inc. , A ............................ United States 51,811 5,195,607
Tradeweb Markets, Inc. , A ............................. United States 28,253 2,815,694
16,333,290
Communications Equipment 2.1%
a
Lumentum Holdings, Inc. .............................. United States 10,219 8,768,515
Construction & Engineering 3.3%
Comfort Systems USA, Inc. ............................ United States 7,056 13,984,639
Consumer Staples Distribution & Retail 2.0%
Casey's General Stores, Inc. ........................... United States 6,868 5,458,618
a
Performance Food Group Co. .......................... United States 26,093 2,916,936
8,375,554
Electrical Equipment 4.9%
AMETEK, Inc. ...................................... United States 28,949 7,003,921
a
Dpc Holdings Ltd. ................................... United Kingdom 18,229 894,315
a
Forgent Power Solutions, Inc. , A ........................ United States 53,346 2,979,908
a,b
Innio NV .......................................... Germany 8,248 326,208
nVent Electric plc ................................... United States 22,161 3,758,727
Vertiv Holdings Co. , A ................................ United States 16,981 5,685,578
20,648,657
Electronic Equipment, Instruments & Components 1.6%
Jabil, Inc. ......................................... United States 17,461 6,730,866
Energy Equipment & Services 0.6%
TechnipFMC plc .................................... United Kingdom 40,510 2,685,813
Entertainment 3.2%
a
Live Nation Entertainment, Inc. ......................... United States 28,936 5,298,471

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
a
ROBLOX Corp. , A ................................... United States 153,103 $ 8,325,741
13,624,212
Ground Transportation 1.3%
Old Dominion Freight Line, Inc. ......................... United States 24,247 5,251,900
Health Care Equipment & Supplies 2.8%
a
Dexcom, Inc. ....................................... United States 120,427 8,110,759
a
IDEXX Laboratories, Inc. .............................. United States 7,348 3,868,281
11,979,040
Health Care Providers & Services 1.8%
Cencora, Inc. ...................................... United States 26,304 7,443,506
Hotels, Restaurants & Leisure 7.8%
a
Cava Group, Inc. .................................... United States 52,410 4,113,137
a
DoorDash, Inc. , A ................................... United States 25,888 4,777,113
Marriott International, Inc. , A ........................... United States 16,909 6,266,306
Royal Caribbean Cruises Ltd. .......................... United States 29,780 9,456,043
Texas Roadhouse, Inc. , A ............................. United States 23,620 4,564,093
Wingstop, Inc. ...................................... United States 20,893 3,623,055
32,799,747
Household Durables 0.9%
a
NVR, Inc. ......................................... United States 533 3,631,542
Independent Power and Renewable Electricity Producers 2.2%
Vistra Corp. ........................................ United States 59,034 9,364,563
Interactive Media & Services 1.1%
a
Reddit, Inc. , A ...................................... United States 27,518 4,776,575
IT Services 5.6%
a
Cloudflare, Inc. , A ................................... United States 52,562 12,892,407
a,b
Quantinuum, Inc. , A .................................. United States 5,847 477,934
a
Snowflake, Inc. , A ................................... United States 41,081 10,455,115
23,825,456
Life Sciences Tools & Services 1.1%
a
Repligen Corp. ..................................... United States 33,708 4,599,120
Machinery 0.9%
Xylem, Inc. ........................................ United States 31,256 3,694,772
Media 1.1%
New York Times Co. (The) , A ........................... United States 68,279 4,778,164
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy, Inc. ................................ United States 9,808 2,344,210
Targa Resources Corp. ............................... United States 40,396 10,831,784
13,175,994
Professional Services 0.9%
Verisk Analytics, Inc. , A ............................... United States 21,521 3,863,665
Real Estate Management & Development 0.8%
a
Jones Lang LaSalle, Inc. .............................. United States 11,259 3,489,727
Retail REITs 1.1%
Simon Property Group, Inc. ............................ United States 20,379 4,557,763

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 9.0%
a,b
Cerebras Systems, Inc. , A ............................. United States 7,437 $ 1,643,577
a
Credo Technology Group Holding Ltd. .................... United States 26,280 7,146,846
a
Lattice Semiconductor Corp. ........................... United States 49,648 7,594,158
a
MACOM Technology Solutions Holdings, Inc. .............. United States 16,961 6,451,456
Monolithic Power Systems, Inc. ......................... United States 4,340 5,999,442
a
Onto Innovation, Inc. ................................. United States 5,646 2,136,729
Teradyne, Inc. ...................................... United States 15,018 7,266,309
38,238,517
Software 9.1%
a
Arteris, Inc. ........................................ United States 133,084 6,466,552
a
Datadog, Inc. , A .................................... United States 58,867 15,326,612
a
Fair Isaac Corp. .................................... United States 3,879 4,634,552
a
Guidewire Software, Inc. .............................. United States 29,189 3,591,706
a
Manhattan Associates, Inc. ............................ United States 11,648 1,621,984
a,c,d
Plaid, Inc. , A ....................................... United States 3,377 874,385
a
Procore Technologies, Inc. ............................ United States 62,873 2,553,901
a
Tyler Technologies, Inc. ............................... United States 11,260 3,293,100
38,362,792
Specialty Retail 3.8%
a
AutoZone, Inc. ..................................... United States 1,733 5,538,564
a
Burlington Stores, Inc. ................................ United States 16,017 5,074,186
a
Carvana Co. , A ..................................... United States 31,281 2,058,915
Tractor Supply Co. .................................. United States 109,529 3,462,212
16,133,877
Technology Hardware, Storage & Peripherals 1.4%
a
Everpure, Inc. , A .................................... United States 75,089 5,916,262
Trading Companies & Distributors 2.0%
Fastenal Co. ....................................... United States 47,267 2,270,234
United Rentals, Inc. .................................. United States 5,407 6,125,536
8,395,770
Total Common Stocks (Cost $ 286,312,724 ) ...................................
404,367,725
Convertible Preferred Stocks 2.6%
Aerospace & Defense 0.8%
a,c,d
Anduril Industries, Inc. , F .............................. United States 45,571 3,142,243
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc. , D .................................... United States 48,915 889,684
Software 1.6%
a,c,d
Benchling, Inc. , F ................................... United States 35,200 182,664
a,c,d
Databricks, Inc. , G .................................. United States 25,878 5,907,918
a,c,d
OneTrust LLC , C .................................... United States 82,367 815,702
6,906,284
Total Convertible Preferred Stocks (Cost $ 6,321,492 ) ..........................
10,938,211
Escrows and Litigation Trusts 0.0%
a,c
Blaize Events & Media, Inc., Escrow Account ............... United States 30,660 —

Franklin Templeton Variable Insurance Product
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,c
Blaize Holdings, Inc., Escrow Account .................... United States 10,198 $ —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 292,634,216 ) .............................
415,305,936
a
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.8%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 7,448,876 7,448,876
Total Money Market Funds (Cost $ 7,448,876 ) .................................
7,448,876
g
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 3,542,745 3,542,745
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 3,542,745 ) ..........................................................
3,542,745
Total Short Term Investments (Cost $ 10,991,621 ) ..............................
10,991,621
a
Total Investments (Cost $ 303,625,837 ) 100.8% ................................
$426,297,557
Other Assets, less Liabilities (0.8) % .........................................
(3,385,265)
Net Assets 100.0% .........................................................
$422,912,292
a a a
See Abbreviations on page 21 .
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
d
See Note 6 regarding restricted securities.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin Small-
Mid Cap Growth
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $292,634,216
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 10,991,621
Value - Unaffiliated issuers (Includes securities loaned of $ 4,411,727 ) .................................. $415,305,936
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 10,991,621
Cash .................................................................................... 57,093
Receivables:
Investment securities sold ................................................................... 4,726,853
Capital shares sold ........................................................................ 137,822
Dividends ............................................................................... 143,922
Due from custodian ........................................................................ 862,939
Total assets .......................................................................... 432,226,186
Liabilities:
Payables:
Investment securities purchased .............................................................. 4,349,265
Capital shares redeemed ................................................................... 180,484
Management fees ......................................................................... 262,829
Distribution fees .......................................................................... 70,497
Trustees' fees and expenses ................................................................. 494
Payable upon return of securities loaned (Note 1 c ) .................................................. 4,405,684
Accrued expenses and other liabilities ........................................................... 44,641
Total liabilities ......................................................................... 9,313,894
Net assets, at value ................................................................. $422,912,292
Net assets consist of:
Paid-in capital ............................................................................. $267,786,428
Total distributable earnings (losses) ............................................................. 155,125,864
Net assets, at value ................................................................. $422,912,292
Franklin Small-
Mid Cap Growth
VIP Fund
Class 1:
Net assets, at value ....................................................................... $77,955,211
Shares outstanding ........................................................................ 4,060,405
Net asset value and maximum offering price per share
a
............................................. $19.20
Class 2:
Net assets, at value ....................................................................... $320,001,651
Shares outstanding ........................................................................ 22,201,216
Net asset value and maximum offering price per share
a
............................................. $14.41
Class 4:
Net assets, at value ....................................................................... $24,955,430
Shares outstanding ........................................................................ 1,597,314
Net asset value and maximum offering price per share
a
............................................. $15.62
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Product
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Franklin Small-
Mid Cap Growth
VIP Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $1,158,169
Non-controlled affiliates (Note 3 e ) ............................................................. 164,700
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (27,409)
Non-controlled affiliates (Note 3 e ) ............................................................. 31,693
Total investment income ................................................................... 1,327,153
Expenses:
Management fees (Note 3 a ) ................................................................... 1,587,667
Distribution fees: (Note 3c )
Class 2 ................................................................................ 376,571
Class 4 ................................................................................ 40,451
Reports to shareholders fees .................................................................. 10,718
Professional fees ........................................................................... 47,095
Trustees' fees and expenses .................................................................. 2,451
Other .................................................................................... 9,833
Total expenses ......................................................................... 2,074,786
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (19,111)
Net expenses ......................................................................... 2,055,675
Net investment income (loss) ............................................................ (728,522)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 35,111,400
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,514,818
Net realized and unrealized gain (loss) ............................................................ 37,626,218
Net increase (decrease) in net assets resulting from operations .......................................... $36,897,696

Franklin Templeton Variable Insurance Product
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin Small-Mid Cap Growth VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(728,522) $(2,009,616)
Net realized gain (loss) ................................................. 35,111,400 32,147,855
Net change in unrealized appreciation (depreciation) ........................... 2,514,818 (19,503,274)
Net increase (decrease) in net assets resulting from operations ................ 36,897,696 10,634,965
Distributions to shareholders:
Class 1 ............................................................. (4,689,438) (3,452,903)
Class 2 ............................................................. (25,233,115) (18,316,419)
Class 4 ............................................................. (1,810,781) (1,205,092)
Total distributions to shareholders .......................................... (31,733,334) (22,974,414)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 3,619,204 (5,918,913)
Class 2 ............................................................. 8,993,332 (18,997,815)
Class 4 ............................................................. 1,236,081 1,642,612
Total capital share transactions ............................................ 13,848,617 (23,274,116)
Net increase (decrease) in net assets ................................... 19,012,979 (35,613,565)
Net assets:
Beginning of period ..................................................... 403,899,313 439,512,878
End of period .......................................................... $422,912,292 $403,899,313

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
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1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Small-Mid Cap Growth VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund, and/or uninvested cash as
included in due from custodian in the Statement of Assets
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 109241 –
Shares sold ................................... 251,919 $4,715,055 303,424 $5,649,863
Shares issued in reinvestment of distributions .......... 250,504 4,689,438 187,251 3,452,903
Shares redeemed ............................... (307,514) (5,785,289) (794,824) (15,021,679)
Net increase (decrease) .......................... 194,909 $3,619,204 (304,149) $(5,918,913)
Class 2 Shares: 646864 –
Shares sold ................................... 1,097,766 $15,905,005 1,538,612 $22,275,850
Shares issued in reinvestment of distributions .......... 1,795,951 25,233,115 1,292,620 18,316,419
Shares redeemed ............................... (2,248,074) (32,144,788) (4,123,739) (59,590,084)
Net increase (decrease) .......................... 645,643 $8,993,332 (1,292,507) $(18,997,815)
Class 4 Shares: (190939) –
Shares sold ................................... 78,821 $1,222,399 226,801 $3,535,486
Shares issued in reinvestment of distributions .......... 118,896 1,810,781 78,867 1,205,092
Shares redeemed ............................... (115,479) (1,797,099) (196,968) (3,097,966)
Net increase (decrease) .......................... 82,238 $1,236,081 108,700 $1,642,612
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.800% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $500 million
0.700% Over $500 million, up to and including $1 billion
0.650% Over $1 billion, up to and including $1.5 billion
0.600% Over $1.5 billion, up to and including $6.5 billion
0.575% Over $6.5 billion, up to and including $11.5 billion
0.550% Over $11.5 billion, up to and including $16.5 billion
0.540% Over $16.5 billion, up to and including $19 billion
0.530% Over $19 billion, up to and including $21.5 billion
0.520% In excess of $21.5 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$133,111,644 and $148,260,433, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,405,684 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $11,467,886 $49,345,161 $(53,364,171) $— $— $7,448,876 7,448,876 $164,700
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $1,343,000 $37,525,440 $(35,325,695) $— $— $3,542,745 3,542,745 $31,693
Total Affiliated Securities ... $12,810,886 $86,870,601 $(88,689,866) $— $— $10,991,621 $196,393
Cost of investments .......................................................................... $305,543,625
Unrealized appreciation ........................................................................ $133,964,521
Unrealized depreciation ........................................................................ (13,210,589)
Net unrealized appreciation (depreciation) .......................................................... $120,753,932
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
6. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 3,142,243
35,200 Benchling, Inc., F ............................ 10/20/21 1,150,910 182,664
25,878 Databricks, Inc., G ........................... 2/01/21 1,529,975 5,907,918
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 889,684
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 815,702
3,377 Plaid, Inc., A ................................ 3/31/25 688,829 874,385
Total Restricted Securities (Value is 2.8% of Net Assets) ............... $7,010,321 $11,812,596

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
19
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 28,079,804 $ — $ — $ 28,079,804
Banks ............................... 4,298,776 — — 4,298,776
Biotechnology ......................... 29,292,814 — — 29,292,814
Building Products ...................... 7,266,033 — — 7,266,033
Capital Markets ........................ 16,333,290 — — 16,333,290
Communications Equipment .............. 8,768,515 — — 8,768,515
Construction & Engineering ............... 13,984,639 — — 13,984,639
Consumer Staples Distribution & Retail ...... 8,375,554 — — 8,375,554
Electrical Equipment .................... 20,648,657 — — 20,648,657
Electronic Equipment, Instruments &
Components ........................ 6,730,866 — — 6,730,866
Energy Equipment & Services ............. 2,685,813 — — 2,685,813
Entertainment ......................... 13,624,212 — — 13,624,212
Ground Transportation .................. 5,251,900 — — 5,251,900
Health Care Equipment & Supplies ......... 11,979,040 — — 11,979,040
Health Care Providers & Services .......... 7,443,506 — — 7,443,506
Hotels, Restaurants & Leisure ............. 32,799,747 — — 32,799,747
Household Durables .................... 3,631,542 — — 3,631,542
Independent Power and Renewable Electricity
Producers .......................... 9,364,563 — — 9,364,563
Interactive Media & Services .............. 4,776,575 — — 4,776,575
IT Services ........................... 23,825,456 — — 23,825,456
Life Sciences Tools & Services ............ 4,599,120 — — 4,599,120
Machinery ............................ 3,694,772 — — 3,694,772
Media ............................... 4,778,164 — — 4,778,164
Oil, Gas & Consumable Fuels ............. 13,175,994 — — 13,175,994
Professional Services ................... 3,863,665 — — 3,863,665
Real Estate Management & Development .... 3,489,727 — — 3,489,727
Retail REITs .......................... 4,557,763 — — 4,557,763
Semiconductors & Semiconductor Equipment . 38,238,517 — — 38,238,517
Software ............................. 37,488,407 — 874,385 38,362,792
Specialty Retail ........................ 16,133,877 — — 16,133,877
Technology Hardware, Storage & Peripherals . 5,916,262 — — 5,916,262
Trading Companies & Distributors .......... 8,395,770 — — 8,395,770
Convertible Preferred Stocks ................ — — 10,938,211 10,938,211
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 10,991,621 — — 10,991,621
Total Investments in Securities ........... $414,484,961 $— $11,812,596 $426,297,557
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
20
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period . At June 30, 2026 , the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of June 30, 2026, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,790,472 $ — $ (4,726,852) $ — $ — $ — $ 3,057,113 $ (5,120,733) $ — $ —
Software .......... 619,339 — — — — — — 255,046 874,385 255,046
Convertible Preferred
Stocks :
Aerospace & Defense . 2,825,402 — — — — — — 316,841 3,142,243 316,841
Diversified Consumer
Services ........ 938,130 — — — — — — (48,446) 889,684 (48,446)
Software .......... 6,407,461 — — — — — — 498,823 6,906,284 498,823
Escrows and Litigation
Trusts : —
b
— — — — — — — —
b
—
Total Investments in
Securities ............ $17,580,804 $— $(4,726,852) $— $— $— $3,057,113 $(4,098,469) $11,812,596 $1,022,264
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Software
....................
$5,907,918 Market comparables Discount for lack of
marketability
14.1% Decrease
EV / Revenue multiple 35.3x Increase
Revenue $6.5 billion Increase
Trade price $190.0 Increase
All Other Investments
............
5,904,678
b,c,d
Total
..........................
$11,812,596
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
8. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Franklin Small-Mid Cap Growth VIP Fund
(continued)
Abbreviations List
EV - Enterprise value
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
c
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
d
Includes financial instruments determined to have no value.
Selected Portfolio
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
30
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
31
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4842-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Strategic Income VIP
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 38
Notes to Financial Statements 42
Changes In and Disagreements with Accountants 57
Results of Meeting(s) of Shareholders 57
Remuneration Paid to Directors, Officers and Others 57
Board Approval of Management and Subadvisory Agreements 57

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.55 $9.35 $9.39 $9.09 $10.64 $10.76
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.44 0.43 0.43 0.37 0.33
Net realized and unrealized gains (losses) (0.13) 0.23 (0.04) 0.31 (1.49) (0.08)
Total from investment operations ........ 0.10 0.67 0.39 0.74 (1.12) 0.25
Less distributions from:
Net investment income .............. (0.45) (0.47) (0.43) (0.44) (0.43) (0.37)
Net realized gains ................. — (—)
c
— — — —
Net asset value, end of period .......... $9.20 $9.55 $9.35 $9.39 $9.09 $10.64
Total return
d
....................... 1.03% 7.42% 4.32% 8.37% (10.46)% 2.28%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.81% 0.79% 0.84% 0.77% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.81%
f
0.80% 0.78% 0.79%
g
0.70%
g
0.74%
g
Net investment income ............... 4.85% 4.68% 4.55% 4.67% 3.84% 3.11%
Supplemental data
Net assets, end of period (000’s) ........ $162,304 $168,602 $172,517 $182,461 $189,767 $248,352
Portfolio turnover rate ................ 175.25% 131.34% 86.89%
h
59.05% 63.64% 58.28%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 103.73% 78.82% 37.38%
h
58.37% 63.64% 43.00%
h
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.13 $8.95 $9.01 $8.73 $10.23 $10.36
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.39 0.39 0.33 0.29
Net realized and unrealized gains (losses) (0.13) 0.23 (0.04) 0.31 (1.43) (0.07)
Total from investment operations ........ 0.08 0.63 0.35 0.70 (1.10) 0.22
Less distributions from:
Net investment income .............. (0.42) (0.45) (0.41) (0.42) (0.40) (0.35)
Net realized gains ................. — (—)
c
— — — —
Net asset value, end of period .......... $8.79 $9.13 $8.95 $9.01 $8.73 $10.23
Total return
d
....................... 0.93% 7.24% 4.02% 8.18% (10.75)% 2.11%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.06% 1.04% 1.09% 1.02% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
f
1.05% 1.03% 1.04%
g
0.95%
g
0.99%
g
Net investment income ............... 4.60% 4.43% 4.30% 4.42% 3.59% 2.86%
Supplemental data
Net assets, end of period (000’s) ........ $67,423 $70,243 $68,010 $73,436 $73,617 $89,733
Portfolio turnover rate ................ 175.25% 131.34% 86.89%
h
59.05% 63.64% 58.28%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 103.73% 78.82% 37.38%
h
58.37% 63.64% 43.00%
h
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.47 $9.27 $9.31 $9.01 $10.54 $10.66
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.40 0.39 0.39 0.33 0.29
Net realized and unrealized gains (losses) (0.13) 0.23 (0.03) 0.31 (1.47) (0.07)
Total from investment operations ........ 0.08 0.63 0.36 0.70 (1.14) 0.22
Less distributions from:
Net investment income .............. (0.41) (0.43) (0.40) (0.40) (0.39) (0.34)
Net realized gains ................. — (—)
c
— — — —
Net asset value, end of period .......... $9.14 $9.47 $9.27 $9.31 $9.01 $10.54
Total return
d
....................... 0.87% 7.05% 3.98% 7.99% (10.84)% 2.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.16% 1.14% 1.19% 1.12% 1.13%
Expenses net of waiver and payments by
affiliates .......................... 1.16%
f
1.15% 1.13% 1.14%
g
1.05%
g
1.09%
g
Net investment income ............... 4.49% 4.33% 4.20% 4.31% 3.48% 2.76%
Supplemental data
Net assets, end of period (000’s) ........ $30,823 $33,371 $35,001 $36,147 $37,419 $50,381
Portfolio turnover rate ................ 175.25% 131.34% 86.89%
h
59.05% 63.64% 58.28%
h
Portfolio turnover rate excluding mortgage
dollar rolls
i
........................ 103.73% 78.82% 37.38%
h
58.37% 63.64% 43.00%
h
*
Includes the consolidated operations of FT Holdings Corporation III from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Prod-
ucts Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.
i
See Note 1(e) regarding mortgage dollar rolls.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Strategic Income VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Machinery 0.0%
†
a
UTEX Industries, Inc. ................................ United States 1,757 $ 64,934
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 1,716
Birch Permian Holdings, Inc. ........................... United States 4,478 26,084
27,800
Total Common Stocks (Cost $ 990,642 ) .......................................
92,734
Management Investment Companies 2.0%
Capital Markets 2.0%
c
Franklin Ultra Short Bond ETF .......................... United States 208,336 5,215,692
Total Management Investment Companies (Cost $ 5,210,471 ) ...................
5,215,692
Principal
Amount
*
Corporate Bonds 59.1%
Aerospace & Defense 1.8%
d
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 200,000 204,492
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 450,000 461,519
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 666,371
Senior Bond , 6.875% , 3/15/39 ........................ United States 300,000 335,918
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 708,663
d
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 550,000 570,010
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 800,000 801,295
d
Honeywell Aerospace, Inc. ,
Senior Bond , 144A, 4.95% , 3/16/36 .................... United States 200,000 197,021
Senior Bond , 144A, 5.732% , 3/16/56 ................... United States 115,000 115,076
Senior Bond , 144A, 5.852% , 3/16/66 ................... United States 80,000 80,669
Senior Note , 144A, 4.6% , 3/16/33 ..................... United States 100,000 98,196
Howmet Aerospace, Inc. ,
Senior Bond , 4.75% , 4/15/36 ......................... United States 210,000 204,435
Senior Note , 4.85% , 10/15/31 ........................ United States 250,000 250,944
4,694,609
Automobile Components 0.6%
d
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 245,000 250,372
d
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 618,000 510,466
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 750,000 750,153
1,510,991
Automobiles 0.3%
d
Hyundai Capital America ,
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 150,000 152,105
Senior Note , 144A, 4.75% , 9/26/31 .................... United States 500,000 493,947
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 200,000 198,581
844,633
Banks 4.2%
d
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 250,888

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 $ 272,188
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 784,436
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 114,000 105,972
d
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 215,000 211,527
d
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 793,906
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 800,000 789,764
Fifth Third Bancorp , Senior Note , 5.631% to 1/28/31, FRN
thereafter , 1/29/32 ................................. United States 800,000 823,310
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 741,250
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 271,575
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 553,838
Huntington Bancshares, Inc. , Senior Bond , 5.709% to 2/01/34,
FRN thereafter , 2/02/35 ............................. United States 800,000 818,728
JPMorgan Chase & Co. ,
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 304,593
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 185,000 187,888
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 510,910
d
Societe Generale SA , Senior Non-Preferred Bond , 144A, 2.889%
to 6/08/31, FRN thereafter , 6/09/32 ..................... France 800,000 720,880
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 1,003,778
d
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 458,940
Wells Fargo & Co. ,
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 827,653
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 455,112
10,887,136
Beverages 0.1%
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 130,000 130,372
Biotechnology 0.8%
AbbVie, Inc. ,
Senior Bond , 4.75% , 3/15/36 ......................... United States 50,000 48,936
Senior Note , 4.4% , 3/15/33 .......................... United States 150,000 146,819
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 384,463
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 712,540
d
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 710,000 723,961
2,016,719
Broadline Retail 0.4%
Amazon.com, Inc. ,
Senior Bond , 4.875% , 3/13/36 ........................ United States 182,000 179,230
Senior Bond , 5.8% , 3/13/56 .......................... United States 25,000 24,858
Senior Bond , 6.05% , 3/13/76 ......................... United States 165,000 164,630
Senior Note , 4.55% , 3/13/33 ......................... United States 125,000 123,011
a ,d ,e
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, 3% ,
12/31/22 ........................................ South Africa 1,036,360 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
a ,d ,e
K2016470260 South Africa Ltd. , Senior Secured Note , 144A,
25% , 12/31/22 .................................... South Africa 564,697 $ —
d
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 550,000 568,021
1,059,750
Building Products 0.6%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 75,000 74,825
d
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 50,000 50,273
d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 285,000 282,726
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 800,000 827,133
d
Standard Building Solutions, Inc. , Senior Note , 144A, 6.25% ,
8/01/33 ......................................... United States 330,000 327,996
1,562,953
Capital Markets 2.1%
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 327,110
Senior Bond , 5.065% to 1/20/36, FRN thereafter , 1/21/37 ... United States 110,000 107,439
Senior Bond , 5.425% to 6/02/36, FRN thereafter , 6/03/37 ... United States 105,000 105,401
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 992,266
Senior Note , 5.094% to 4/19/33, FRN thereafter , 4/20/34 .... United States 85,000 84,683
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 11/01/32 ............................. United States 850,000 850,572
Morgan Stanley ,
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 203,119
Senior Bond , 5.073% to 1/29/36, FRN thereafter , 1/30/37 ... United States 165,000 161,419
Senior Bond , 5.9% to 3/12/46, FRN thereafter , 3/13/47 ..... United States 160,000 161,808
Senior Note , 4.493% to 1/15/31, FRN thereafter , 1/16/32 .... United States 160,000 156,926
Senior Note , 4.708% to 3/11/31, FRN thereafter , 3/12/32 .... United States 230,000 227,213
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 44,000 45,288
d
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 1,057,803
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 150,000 154,367
d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 750,000 787,932
5,423,346
Chemicals 0.7%
d ,f
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 291,777 234,151
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 202,794
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 781,104
d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 665,000 710,110
1,928,159
Commercial Services & Supplies 1.0%
d ,e
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 200,000 46,000
d
Neptune Bidco US, Inc. ,
Senior Secured Note , 144A, 9.29% , 4/15/29 ............. United States 200,000 204,123
Senior Secured Note , 144A, 9.5% , 2/15/33 .............. United States 510,000 516,276
d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 600,000 622,678
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 150,000 153,598
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 190,000 184,959
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 350,000 359,027

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 $ 512,909
2,599,570
Communications Equipment 0.6%
Motorola Solutions, Inc. , Senior Bond , 5.4% , 4/15/34 .........
United States 800,000 810,257
d
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 800,000 808,888
1,619,145
Construction & Engineering 0.3%
d
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 787,411
Consumer Finance 2.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 711,351
Senior Note , 4.125% , 2/28/29 ........................ Ireland 150,000 147,852
d
Avolon Holdings Funding Ltd. , Senior Note , 144A, 4.9% , 10/10/30 Ireland 800,000 793,346
Capital One Financial Corp. , Senior Bond , 5.268% to 5/09/32,
FRN thereafter , 5/10/33 ............................. United States 900,000 902,812
d
Encore Capital Group, Inc. , Senior Secured Note , 144A, 6.625% ,
6/01/32 ......................................... United States 625,000 626,320
d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 800,000 823,069
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 140,000 140,319
Senior Note , 4.2% , 10/27/28 ......................... United States 90,000 89,043
d
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 800,000 800,204
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 200,000 196,577
Senior Note , 6.75% , 9/15/33 ......................... United States 600,000 594,712
5,825,605
Consumer Staples Distribution & Retail 0.3%
d
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 306,920
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 550,000 551,043
857,963
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 168,445
d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 650,000 631,378
d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 425,000 401,023
1,200,846
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 300,000 296,274
Diversified REITs 0.3%
d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 391,746
VICI Properties LP , Senior Note , 5.625% , 4/01/35 ...........
United States 450,000 450,384
842,130
Diversified Telecommunication Services 2.7%
d
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 625,000 627,689

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 645,000 $ 696,184
AT&T, Inc. ,
Senior Bond , 5.125% , 4/30/36 ........................ United States 135,000 132,355
Senior Bond , 6.2% , 10/30/56 ......................... United States 110,000 108,811
d
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 120,000 121,079
d
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 485,000 491,822
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 850,000 750,991
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 505,000 525,590
d
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 200,000 209,245
d
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 85,000 84,936
d
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 370,000 368,980
d
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 190,000 189,554
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 735,000 724,870
Verizon Communications, Inc. ,
Junior Sub. Bond , 6.05% to 5/13/33, FRN thereafter , 5/14/58 . United States 220,000 222,095
Senior Bond , 5.25% , 4/02/35 ......................... United States 230,000 230,018
Senior Note , 2.355% , 3/15/32 ........................ United States 1,000,000 874,127
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 700,000 735,674
7,094,020
Electric Utilities 2.6%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 335,000 333,305
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 110,000 109,415
d
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 396,536 418,912
d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 600,000 601,803
DTE Electric Co. ,
Senior Bond , 5.25% , 5/15/35 ......................... United States 80,000 80,956
A , Senior Bond , 4.85% , 3/01/36 ....................... United States 155,000 151,551
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 552,643
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 101,819
d
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 305,000 299,722
NextEra Energy Capital Holdings, Inc. , AA , Senior Bond , 6% to
9/30/31, FRN thereafter , 10/01/56 ..................... United States 125,000 124,975
d
NRG Energy, Inc. , Senior Bond , 144A, 6% , 1/15/36 .......... United States 765,000 762,995
Pacific Gas and Electric Co. ,
Senior Bond , 5.2% , 5/01/36 .......................... United States 80,000 77,735
Senior Note , 5.05% , 11/15/31 ........................ United States 160,000 159,888
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ............
United States 400,000 334,562
Virginia Electric and Power Co. ,
Senior Bond , 4.95% , 3/15/36 ......................... United States 300,000 293,762

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Virginia Electric and Power Co., (continued)
Senior Bond , 6.35% , 11/30/37 ........................ United States 85,000 $ 92,100
d
Vistra Operations Co. LLC ,
Senior Bond , 144A, 5.25% , 10/15/35 ................... United States 105,000 102,186
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,081,174
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 490,075
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 509,587
6,679,165
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 196,300
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 196,000 208,139
Vertiv Holdings Co. ,
Senior Bond , 4.85% , 3/15/36 ......................... United States 267,000 259,416
Senior Bond , 5.8% , 3/15/56 .......................... United States 60,000 59,095
722,950
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 310,000 301,515
d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 800,000 773,272
1,074,787
Energy Equipment & Services 1.1%
d
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 500,000 497,303
d
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note , 144A, 8.75% , 1/15/32 ............. Mexico 200,000 195,473
Senior Secured Note , 144A, 9% , 1/15/34 ................ Mexico 200,000 193,556
d
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 345,000 346,069
d
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 125,000 128,424
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 200,000 185,639
d
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 103,311
d
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 490,000 509,491
d
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 760,000 775,846
2,935,112
Entertainment 0.6%
d
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR 353,358
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 232,323 238,309
Discovery Global Holdings, Inc. , Senior Note , 4.054% , 3/15/29 .
United States 500,000 495,330
d
OAK-Eagle Acquireco, Inc. , Senior Secured Note , 144A, 7.25% ,
7/01/33 ......................................... United States 345,000 361,095
1,448,092
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 523,114
d
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 450,000 458,067
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 450,000 439,225
d
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 190,000 190,434
d
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 650,000 661,839

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 138,000 $ 143,394
2,416,073
Food Products 1.5%
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 100,000 103,243
Senior Note , 144A, 6.375% , 4/15/34 ................... United States 165,000 167,566
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 800,000 785,030
d
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 800,000 815,843
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
d
Senior Bond , 144A, 5.625% , 3/10/37 ................... United States 55,000 54,805
d
Senior Bond , 144A, 6.4% , 5/10/57 ..................... United States 55,000 54,908
Senior Note , 3% , 2/02/29 ........................... United States 200,000 192,017
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 370,906
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........
United States 335,000 300,310
d
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............... United States 945,000 949,078
3,793,706
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 204,812
Ground Transportation 1.1%
d
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 203,838
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 145,000 142,108
d
SMBC Aviation Capital Finance DAC , Senior Bond , 144A, 5.7% ,
7/25/33 ......................................... Ireland 800,000 821,246
d
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 240,000 249,330
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 765,000 786,012
d
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 622,699
2,825,233
Health Care Equipment & Supplies 0.8%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 823,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 470,943
d
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 685,000 665,576
d
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 170,000 169,094
d
VSP Optical Group, Inc. ,
Senior Bond , 144A, 5.65% , 6/01/36 .................... United States 25,000 25,129
Senior Note , 144A, 5.4% , 6/01/33 ..................... United States 45,000 45,135
2,198,877
Health Care Providers & Services 3.4%
d
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 198,136
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 72,000 77,630
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 600,000 627,198
Cigna Group (The) , Senior Bond , 5.25% , 2/15/34 ...........
United States 800,000 808,773
d
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 800,000 829,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 $ 354,976
Senior Bond , 1.875% , 2/28/31 ........................ United States 105,000 92,124
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 507,340
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 426,754
d
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 775,498
HCA, Inc. ,
Senior Bond , 3.5% , 9/01/30 .......................... United States 1,300,000 1,233,590
Senior Note , 4.6% , 11/15/32 ......................... United States 150,000 146,145
d
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 285,000 289,631
Humana, Inc. ,
Junior Sub. Bond , 6.625% to 9/14/31, FRN thereafter , 9/15/56 United States 220,000 219,415
Senior Note , 5.375% , 4/15/31 ........................ United States 195,000 197,699
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 205,629
d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 900,000 888,842
d ,f
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 72,380 70,187
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 322,496 193,406
Tenet Healthcare Corp. ,
d
Senior Note , 144A, 6% , 11/15/33 ...................... United States 115,000 116,088
Senior Secured Note , 6.125% , 6/15/30 ................. United States 500,000 504,289
8,762,458
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc. ,
Senior Bond , 1.875% , 2/01/33 ........................ United States 1,000,000 816,547
Senior Bond , 5.25% , 5/15/36 ......................... United States 250,000 244,566
d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 100,000 102,449
1,163,562
Health Care Technology 0.3%
d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 650,000 661,653
Hotel & Resort REITs 0.3%
d
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 716,645
Hotels, Restaurants & Leisure 2.2%
d
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 800,000 755,699
d
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 240,000 242,430
Airbnb, Inc. ,
Senior Bond , 5.25% , 3/16/36 ......................... United States 60,000 59,774
Senior Note , 4.65% , 3/16/31 ......................... United States 120,000 119,257
d
Carnival Corp. Ltd. ,
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,000,000 1,012,813
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 70,000 70,771
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 490,698
d
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 165,000 159,775
d
NCL Corp. Ltd. ,
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 300,000 299,537

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
d
NCL Corp. Ltd., (continued)
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 190,000 $ 184,635
d
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 650,000 658,493
d
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 100,869
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 608,630
d
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 10/15/33 ..... United States 565,000 566,162
d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 300,000 317,207
5,846,146
Household Durables 0.5%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 165,000 163,746
d
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 70,000 72,277
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 105,000 107,981
d
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
11/15/32 ........................................ United States 55,000 56,672
d
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 500,000 493,479
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 165,000 165,645
d
Whirlpool Corp. ,
Senior Secured Note , 144A, 7.5% , 7/01/31 .............. United States 75,000 76,084
Senior Secured Note , 144A, 7.875% , 7/01/34 ............ United States 130,000 130,858
1,266,742
Household Products 0.1%
d
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 400,000 377,771
Independent Power and Renewable Electricity Producers 1.3%
d
AES Andes SA ,
Senior Note , 144A, 6.3% , 3/15/29 ..................... Chile 200,000 204,590
Senior Note , 144A, 6.25% , 3/14/32 .................... Chile 200,000 207,739
d
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 306,000 301,425
d
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 800,000 742,297
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 200,000 212,464
Senior Note , 4.4% , 1/15/31 .......................... United States 115,000 113,089
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 955,557
d
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 120,000 121,028
Senior Note , 144A, 6.375% , 5/01/33 ................... United States 520,000 519,562
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 120,000 119,321
3,497,072
Insurance 1.5%
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 6.75% , 4/15/28 .............. United States 200,000 201,700
Arthur J Gallagher & Co. , Senior Note , 5% , 2/15/32 ..........
United States 250,000 250,728
d
Asurion LLC / Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 690,000 695,776

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
d
Athene Global Funding ,
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 150,000 $ 147,700
Senior Secured Note , 144A, 5.033% , 7/17/30 ............ United States 450,000 446,084
Brown & Brown, Inc. , Senior Bond , 5.65% , 6/11/34 ..........
United States 800,000 810,750
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 204,474
d
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 717,625
d
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 428,353
3,903,190
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond , 5.25% , 5/15/36 ......................... United States 170,000 168,864
Senior Bond , 6.3% , 5/15/56 .......................... United States 125,000 124,511
293,375
IT Services 0.6%
d
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 199,000 203,109
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 800,000 720,799
d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 610,728
1,534,636
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 450,000 393,692
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 140,000 138,405
Machinery 0.6%
d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 390,354
d
ESAB Corp. ,
Senior Note , 144A, 6.25% , 4/15/29 .................... United States 300,000 304,762
Senior Note , 144A, 5.625% , 4/01/31 ................... United States 250,000 250,896
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 700,000 709,470
1,655,482
Media 2.6%
d
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 705,000 645,399
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,158,637
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 300,000 312,712
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 500,000 526,812
d
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 200,000 118,774
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 750,000 764,245
d
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 350,000 306,636
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 500,000 532,374
d
Gray Media, Inc. , Secured Note , 144A, 9.625% , 7/15/32 ...... United States 285,000 275,318
d
Nexstar Media, Inc. , Senior Note , 144A, 7.25% , 4/15/34 ...... United States 380,000 379,409

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 500,000 $ 514,208
d
Univision Communications, Inc. ,
Senior Secured Note , 144A, 9.375% , 8/01/32 ............ United States 325,000 330,478
Senior Secured Note , 144A, 8.875% , 4/15/33 ............ United States 130,000 128,063
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 940,000 900,535
6,893,600
Metals & Mining 1.0%
d
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 215,000 213,382
d
Commercial Metals Co. ,
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 540,000 538,891
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 120,000 119,357
d
Glencore Funding LLC , Senior Bond , 144A, 5.508% , 4/01/36 ... Australia 210,000 211,363
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 700,000 725,082
d
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 290,357
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 250,000 251,980
d
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 200,000 198,034
2,548,446
Multi-Utilities 0.7%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,112,778
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 602,714
1,715,492
Oil, Gas & Consumable Fuels 5.9%
d
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 823,112
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 406,000
d
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 45,000 44,326
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 350,000 319,282
d
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 420,000 417,708
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 460,000 474,083
d
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 676,399
Eastern Energy Gas Holdings LLC , Senior Bond , 5.8% , 1/15/35
United States 1,200,000 1,242,302
d
Energy Transfer LP , Senior Note , 144A, 6% , 2/01/29 ......... United States 400,000 403,221
d
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 200,000 196,761
d
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 300,000 302,282
Senior Note , 144A, 6.5% , 6/01/29 ..................... United States 500,000 510,496
d
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6.25% , 4/15/32 ................................... United States 860,000 832,993
d
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 605,846
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 805,013
MPLX LP , Senior Bond , 5.4% , 4/01/35 ....................
United States 500,000 500,104
Murphy Oil Corp. ,
Senior Note , 6% , 10/01/32 .......................... United States 140,000 139,510
Senior Note , 6.5% , 2/15/34 .......................... United States 255,000 252,765
d
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 530,000 529,240
d
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 350,000 192,500

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 $ 1,585,041
d
Sunoco LP ,
Senior Note , 144A, 5.375% , 7/15/31 ................... United States 65,000 64,149
Senior Note , 144A, 5.625% , 7/15/34 ................... United States 600,000 585,947
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 135,000 131,930
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 165,000 163,410
d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 600,000 563,541
Senior Secured Bond , 144A, 6% , 5/01/36 ............... United States 105,000 106,194
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 286,316
d
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 800,000 833,043
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 224,389
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 60,000 63,647
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 219,591
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 340,000 354,430
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 204,000 207,352
d
Western Midstream Operating LP , Senior Note , 144A, 7.25% ,
4/01/30 ......................................... United States 400,000 419,588
15,482,511
Paper & Forest Products 0.1%
d
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 350,000 348,261
Passenger Airlines 0.3%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 902,279
Personal Care Products 0.3%
d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 825,000 842,078
Pharmaceuticals 1.3%
d
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 879,653
Merck & Co., Inc. ,
Senior Bond , 4.75% , 12/04/35 ........................ United States 130,000 127,442
Senior Bond , 5.2% , 5/22/36 .......................... United States 170,000 172,173
Senior Note , 4.45% , 12/04/32 ........................ United States 80,000 78,766
Novartis Capital Corp. ,
Senior Bond , 4.9% , 3/18/36 .......................... United States 175,000 173,984
Senior Bond , 5.7% , 3/18/56 .......................... United States 95,000 96,875
Senior Note , 4.1% , 11/05/30 ......................... United States 580,000 569,969
Senior Note , 4.6% , 3/18/33 .......................... United States 145,000 143,707
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 341,790
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 125,000 123,899
Senior Bond , 3.3% , 9/02/40 .......................... United States 500,000 388,038
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 285,000 220,148
3,316,444
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 5.375% , 4/01/35 ...........
United States 300,000 304,101

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc. ,
Senior Bond , 4.95% , 1/15/36 ......................... United States 125,000 $ 122,821
Senior Bond , 5.7% , 1/15/56 .......................... United States 20,000 19,858
d
Foundry JV Holdco LLC , Senior Secured Bond , 144A, 6.25% ,
1/25/35 ......................................... United States 800,000 850,007
Intel Corp. ,
Senior Bond , 4.15% , 8/05/32 ......................... United States 835,000 801,024
Senior Bond , 5.3% , 5/15/36 .......................... United States 124,562 123,996
Senior Bond , 6.125% , 5/15/56 ........................ United States 76,563 76,518
Marvell Technology, Inc. , Senior Bond , 5.3% , 4/15/36 ........
United States 325,000 323,504
NVIDIA Corp. ,
Senior Bond , 5.55% , 6/15/46 ......................... United States 285,000 283,052
Senior Bond , 5.625% , 6/15/56 ........................ United States 190,000 188,730
Senior Note , 4.75% , 6/15/33 ......................... United States 210,000 209,461
Senior Note , 4.95% , 6/15/36 ......................... United States 210,000 208,240
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 780,000 794,575
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 115,000 115,756
4,117,542
Software 1.2%
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 800,000 789,039
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 300,000 255,170
Oracle Corp. ,
Senior Bond , 4.3% , 7/08/34 .......................... United States 900,000 803,531
Senior Bond , 3.9% , 5/15/35 .......................... United States 152,000 129,017
Senior Bond , 5.7% , 2/04/36 .......................... United States 143,000 138,539
Senior Bond , 6.7% , 2/04/56 .......................... United States 95,000 89,470
Senior Note , 4.8% , 9/26/32 .......................... United States 115,000 109,471
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 350,000 350,714
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 478,000 475,487
3,140,438
Specialized REITs 0.6%
American Tower Corp. , Senior Note , 4.7% , 12/15/32 .........
United States 100,000 98,404
d
Iron Mountain, Inc. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 300,000 305,841
Senior Note , 144A, 6.25% , 1/15/35 .................... United States 530,000 532,729
d
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 525,000 532,455
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 175,000 176,681
1,646,110
Technology Hardware, Storage & Peripherals 0.7%
Dell International LLC / EMC Corp. ,
Senior Bond , 5.4% , 4/15/34 .......................... United States 900,000 912,761
Senior Bond , 5.25% , 2/15/37 ......................... United States 210,000 206,815
Senior Note , 4.75% , 7/15/31 ......................... United States 55,000 54,681
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 700,000 712,860
1,887,117
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. , Senior Bond , 5.5% , 3/11/35 .................
United States 200,000 201,495

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.7%
BAT Capital Corp. ,
Senior Bond , 4.39% , 8/15/37 ......................... United Kingdom 189,000 $ 172,939
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 555,000 543,337
d ,g
Imperial Brands Finance plc , Senior Bond , 144A, 5.5% , 7/07/36 United Kingdom 200,000 198,840
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 821,470
1,736,586
Trading Companies & Distributors 0.5%
d
EquipmentShare.com, Inc. ,
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 400,000 416,594
g
Secured Note , 144A, 7.125% , 7/01/34 .................. United States 280,000 275,461
d
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 . United States 500,000 509,545
1,201,600
Transportation Infrastructure 0.0%
†
d ,h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, 2 .61% ,
9/30/36 ......................................... United States 140,000 107,520
Wireless Telecommunication Services 0.8%
d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 800,000 842,795
a ,h
Digicel Group Holdings Ltd. ,
29 .335% , 11/17/33 ................................ Bermuda 29,663 939
32 .88% , 11/17/33 ................................. Bermuda 10,459 1,282
d
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 525,000 535,714
T-Mobile USA, Inc. , Senior Bond , 5% , 2/15/36 ..............
United States 260,000 254,432
d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 300,000 313,368
1,948,530
Total Corporate Bonds (Cost $ 156,104,720 ) ...................................
154,031,418
i
Senior Floating Rate Interests 4.8%
j
Aerospace & Defense 0.0%
†
TransDigm, Inc., First Lien, CME Term Loan, K , 5.87% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 69,650 69,734
VSE Corp., First Lien, CME Term Loan, B , 5.613% , ( 1-month
SOFR + 2% ), 5/05/33 ............................... United States 13,724 13,752
83,486
a a a a a a
Air Freight & Logistics 0.1%
g,j
Rand Parent LLC, First Lien, CME Term Loan, B , 6.732% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 299,995 299,725
j
Automobile Components 0.1%
American Axle & Manufacturing, Inc., First Lien, CME Term Loan,
C , 6.915% , ( 3-month SOFR + 3.25% ), 2/03/33 ............ United States 32,671 32,739
Clarios Global LP, First Lien, Amendment No. 7 Dollar CME Term
Loan , 6.144% , ( 1-month SOFR + 2.5% ), 1/28/32 .......... United States 79,600 79,774
Highline Aftermarket Acquisition LLC, First Lien, 2025-1 CME
Term Loan , 7.23% , ( 6-month SOFR + 3.5% ), 2/19/30 ....... United States 45,033 45,343
157,856
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Beverages 0.0%
†
j
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan , 6.482% , ( 3-month SOFR + 2.75% ), 3/31/31 ......... United States 33,107 $ 33,296
j
Biotechnology 0.1%
g
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B , 5.428% , ( 6-month SOFR + 1.75% ), 4/27/33 ............ United States 331,458 331,789
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan ,
5.732% , ( 3-month SOFR + 2% ), 12/13/32 ................ Denmark 14,500 14,507
346,296
a a a a a a
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B5B , 6.232% ,
( 3-month SOFR + 2.5% ), 7/01/31 ...................... Netherlands 50,470 50,634
j
Building Products 0.1%
Chariot Buyer LLC, First Lien, Amendment No. 5 Incremental
CME Term Loan , 6.644% , ( 1-month SOFR + 3% ), 9/08/32 ... United States 10,132 10,149
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 5.894% , ( 1-month SOFR + 2.25% ), 8/04/31 . United States 34,884 34,897
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 5.894% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 41,773 41,840
Quikrete Holdings, Inc., First Lien, CME Term Loan, B3 , 5.894% ,
( 1-month SOFR + 2.25% ), 2/10/32 ..................... United States 27,241 27,253
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 6.62% , ( 1-month SOFR + 3% ), 3/30/29 ............. United States 7,810 7,848
121,987
a a a a a a
j
Capital Markets 0.3%
g
Citadel Securities LP, First Lien, 2026-1 CME Term Loan , 5.661% ,
( 3-month SOFR + 2% ), 6/10/33 ....................... United States 291,995 291,691
Edelman Financial Engines Center LLC (The), First Lien, Initial
CME Term Loan , 7.62% , ( 1-month SOFR + 4% ), 11/28/31 ... United States 25,537 25,639
g
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.666% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 321,435 318,917
Osmosis Buyer Ltd., First Lien, 2026 Refinancing CME Term
Loan, B , 6.142% , ( 1-month SOFR + 2.5; 3-month SOFR + 2.5 ),
7/31/28 ......................................... United Kingdom 59,475 59,490
695,737
a a a a a a
j
Chemicals 0.1%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 6.413% ,
( 3-month SOFR + 2.75% ), 9/09/31 ..................... United States 25,213 25,329
Albaugh LLC, First Lien, Initial CME Term Loan , 7.413% ,
( 1-month SOFR + 3.75; 3-month SOFR + 3.75 ), 4/06/29 ..... United States 59,129 57,281
Indicor LLC, First Lien, Dollar CME Term Loan, E , 6.144% ,
( 1-month SOFR + 2.5% ), 11/22/29 ..................... United States 80,345 80,398
Paint Intermediate III LLC, First Lien, Initial CME Term Loan, B ,
6.653% , ( 3-month SOFR + 3% ), 10/09/31 ................ United States 69,474 69,735
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.413% , ( 3-month SOFR + 1.75% ), 10/29/32 ............. United States 25,147 25,292
258,035
a a a a a a
j
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan , 6.894% , ( 1-month SOFR +
3.25% ), 8/20/32 ................................... United States 34,257 34,314

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Commercial Services & Supplies (continued)
Garda World Security Corp., First Lien, Fifteenth Additional CME
Term Loan , 6.419% , ( 3-month SOFR + 2.75% ), 2/01/29 ..... Canada 82,455 $ 82,455
OPENLANE, Inc., First Lien, 2025 Incremental CME Term Loan ,
6.148% , ( 3-month SOFR + 2.5% ), 10/08/32 .............. United States 27,860 27,999
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 7.417% ,
( 12-month SOFR + 4% ), 9/04/30 ...................... United States 14,380 10,892
g
WMB Holdings, Inc., First Lien, USD CME Term Loan, B , 5.644% ,
( 1-month SOFR + 2% ), 11/05/29 ...................... United States 290,718 289,737
445,397
a a a a a a
Construction & Engineering 0.1%
g,j
Radar Bidco SARL, First Lien, CME Term Loan, B , 6.429% ,
( 3-month SOFR + 2.75% ), 4/04/31 ..................... Luxembourg 291,562 291,562
Construction Materials 0.0%
†
j
Knife River Corp., First Lien, 2026 CME Term Loan, B , 5.401% ,
( 3-month SOFR + 1.75% ), 3/08/32 ..................... United States 75,188 75,447
j
Containers & Packaging 0.0%
†
Charter Next Generation, Inc., First Lien, Initial CME Term Loan ,
6.114% , ( 1-month SOFR + 2.5% ), 11/29/30 .............. United States 41,452 41,512
Graham Packaging Co., Inc., First Lien, Initial CME Term Loan ,
5.894% , ( 1-month SOFR + 2.25% ), 1/26/33 .............. United States 12,878 12,900
54,412
a a a a a a
j
Distributors 0.2%
g
BCPE Empire Holdings, Inc., First Lien, Amendment No. 10
Incremental CME Term Loan , 7.144% , ( 1-month SOFR + 3.5% ),
12/29/32 ........................................ United States 300,000 296,876
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.732% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 71,772 68,016
364,892
a a a a a a
j
Electric Utilities 0.4%
g
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.394% , ( 1-month SOFR + 1.75% ), 9/30/31 .............. United States 312,779 310,463
Astoria Energy LLC, First Lien, Advance CME Term Loan, B ,
5.944% , ( 1-month SOFR + 2.25; 3-month SOFR + 2.25 ),
6/23/32 ......................................... United States 18,721 18,763
g
NRG Energy, Inc., First Lien, 2026-1 New CME Term Loan ,
5.394% , ( 1-month SOFR + 1.75% ), 4/28/33 .............. United States 325,731 325,690
g
Pathfinder Power LLC, First Lien, CME Term Loan, B , 5.707% ,
( 12-month SOFR + 2% ), 6/22/33 ...................... United States 280,448 280,186
935,102
a a a a a a
Electrical Equipment 0.0%
†
j
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B ,
6.182% , ( 3-month SOFR + 2.5% ), 10/01/32 .............. United States 20,405 20,469
Electronic Equipment, Instruments & Components 0.0%
†
j
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B ,
5.457% , ( 12-month SOFR + 1.75% ), 5/30/30 ............. United States 65,288 65,479
j
Entertainment 0.3%
g
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 6.241% , ( 12-month SOFR + 2.5% ), 6/03/33 ..... United States 318,178 318,661

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Entertainment (continued)
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.508% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 192,615 $ 187,404
g
TKO Worldwide Holdings LLC, First Lien, CME Term Loan, B7 ,
5.412% , ( 3-month SOFR + 1.75% ), 11/21/31 ............. United States 284,497 283,925
789,990
a a a a a a
j
Financial Services 0.1%
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan , 7.2% ,
( 3-month SOFR + 3.5% ), 8/16/32 ...................... United States 56,189 56,214
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan, B1 , 6.144% , ( 1-month SOFR + 2.5% ), 11/17/31 ...... United States 71,598 69,922
Speed Midco 3 SARL, First Lien, USD CME Term Loan, B ,
6.195% , ( 6-month SOFR + 2.5% ), 10/07/32 .............. Luxembourg 200,417 198,976
325,112
a a a a a a
j
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.894% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 37,979 38,098
g
Froneri International Ltd., First Lien, CME Term Loan, B4 ,
5.877% , ( 6-month SOFR + 2.25% ), 9/30/31 .............. United Kingdom 315,620 313,739
351,837
a a a a a a
j
Ground Transportation 0.0%
†
Aggreko Holdings, Inc., First Lien, 2025 Amended USD CME
Term Loan , 6.632% , ( 3-month SOFR + 3% ), 5/21/31 ....... United Kingdom 13,935 13,988
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
5.95% , ( 3-month SOFR + 2.25% ), 8/15/30 ............... United States 24,094 24,136
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4 , 6.894% , ( 1-month SOFR + 3.25% ), 1/25/29 ...... United States 49,495 49,660
87,784
a a a a a a
j
Health Care Equipment & Supplies 0.1%
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan , 7.394% , ( 1-month SOFR + 3.75% ), 1/15/31 ......... United States 71,364 71,622
Hologic, Inc., First Lien, CME Term Loan, B , 5.995% , ( 3-month
SOFR + 2.25% ), 4/07/33 ............................ United States 200,000 195,959
267,581
a a a a a a
j
Health Care Providers & Services 0.2%
g
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B , 5.982% , ( 3-month SOFR
+ 2.25% ), 6/09/32 ................................. United States 321,248 321,717
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
7.263% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 49,992 5,540
g
Medical Solutions Holdings, Inc., First Lien, CME Term Loan, A1 ,
9.092% , ( 12-month SOFR + 5.25% ), 11/01/30 ............ United States 7,214 5,501
Pacific Dental Services, Inc., First Lien, CME Term Loan , 5.889% ,
( 1-month SOFR + 2.25% ), 3/17/31 ..................... United States 41,838 41,896
Paradigm Parent LLC, First Lien, Initial CME Term Loan , 8.232% ,
( 3-month SOFR + 4.5% ), 4/16/32 ...................... United States 34,738 29,918
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B6 , 5.644% ,
( 1-month SOFR + 2% ), 2/21/31 ....................... United States 44,611 44,579
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan , 6.144% , ( 1-month SOFR + 2.5% ), 12/19/30 ..... United States 6,017 6,029

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
Health Care Providers & Services (continued)
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
7.735% , ( 1-month SOFR + 4% ), 10/02/28 ................ United States 66,507 $ 66,683
521,863
a a a a a a
Health Care Technology 0.1%
g,j
Cotiviti, Inc., First Lien, New CME Term Loan, B , 6.37% , ( 1-month
SOFR + 2.75% ), 5/01/31 ............................ United States 234,140 214,751
j
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.894% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 192,149 186,415
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan ,
7.394% , ( 1-month SOFR + 3.75% ), 1/28/32 .............. United States 203,742 202,014
Golden State Foods LLC, First Lien, Initial CME Term Loan ,
7.232% , ( 3-month SOFR + 3.5% ), 12/04/31 .............. United States 33,392 33,487
Whatabrands LLC, First Lien, 2024-2 Refinancing CME Term
Loan. B , 6.144% , ( 1-month SOFR + 2.5% ), 8/03/28 ........ United States 77,243 77,231
499,147
a a a a a a
j
Household Durables 0.1%
g
AI Aqua Merger Sub, Inc., First Lien, CME Term Loan, B , 6.592% ,
( 12-month SOFR + 2.75% ), 6/24/33 .................... United States 81,695 81,741
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 6.732% ,
( 3-month SOFR + 3% ), 1/16/32 ....................... Netherlands 197,974 198,202
279,943
a a a a a a
Household Products 0.1%
j
Lavender Dutch BorrowerCo BV, First Lien, USD CME Term
Loan, B , 6.982% , ( 3-month SOFR + 3.25% ), 12/30/32 ...... Netherlands 173,335 172,414
j
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.394% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 50,000 50,023
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B , 5.387% , ( 1-month SOFR + 1.75% ), 12/15/31 .. United States 150,000 149,652
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B ,
5.387% , ( 1-month SOFR + 1.75% ), 11/25/32 ............. United States 49,871 49,667
249,342
a a a a a a
j
Insurance 0.2%
Asurion LLC, First Lien, New CME Term Loan, B10 , 7.763% ,
( 3-month SOFR + 4% ), 8/21/28 ....................... United States 24,571 24,574
Asurion LLC, First Lien, New CME Term Loan, B11 , 8.013% ,
( 3-month SOFR + 4.25% ), 8/21/28 ..................... United States 1,069 1,070
g
Lockton, Inc., First Lien, CME Term Loan, B , 5.657% , ( 3-month
SOFR + 2% ), 4/25/33 ............................... United States 310,000 309,612
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 6.144% , ( 1-month SOFR + 2.5% ), 7/31/31 .. United States 68,304 67,561
402,817
a a a a a a
j
IT Services 0.1%
Kaseya, Inc., First Lien, Initial CME Term Loan , 6.913% , ( 3-month
SOFR + 3.25% ), 3/22/32 ............................ United States 79,200 61,644
MH Sub I LLC, First Lien, 2024 December New CME Term Loan ,
7.894% , ( 1-month SOFR + 4.25% ), 12/31/31 ............. United States 10,585 9,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
j
IT Services (continued)
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan , 5.394% , ( 1-month SOFR + 1.75% ), 8/31/28 ..... United States 71,735 $ 60,840
131,685
a a a a a a
j
Machinery 0.2%
g
Columbus McKinnon Corp., First Lien, Initial CME Term Loan ,
7.232% , ( 3-month SOFR + 3.5% ), 2/03/33 ............... United States 312,787 312,591
Dynamo US Bidco, Inc., First Lien, CME Term Loan, B , 6.894% ,
( 1-month SOFR + 3.25% ), 9/30/31 ..................... United States 73,171 69,848
Tiger Acquisition LLC, First Lien, Refinancing Initial CME Term
Loan , 6.153% , ( 1-month SOFR + 2.5% ), 8/23/32 .......... United States 11,579 11,624
394,063
a a a a a a
j
Media 0.1%
Advantage Sales & Marketing, Inc., First Lien, Exchange CME
Term Loan , 9.93% , ( 3-month SOFR + 6% ), 4/19/30 ........ United States 27,879 24,952
Cengage Learning, Inc., First Lien, 2026 Refinancing CME Term
Loan , 6.644% , ( 1-month SOFR + 3; 3-month SOFR + 3 ),
3/24/31 ......................................... United States 51,942 51,473
g
Nexstar Media, Inc., First Lien, CME Term Loan, B7 , 6.394% ,
( 1-month SOFR + 2.75% ), 3/18/33 ..................... United States 261,561 259,295
335,720
a a a a a a
j
Oil, Gas & Consumable Fuels 0.2%
g
CQP Holdco LP, First Lien, CME Term Loan, B , 5.45% , ( 3-month
SOFR + 1.75% ), 12/31/32 ........................... United States 300,000 298,674
Delek US Holdings, Inc., First Lien, Initial CME Term Loan , 6.62% ,
( 1-month SOFR + 3% ), 5/17/32 ....................... United States 45,884 45,916
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
6.144% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 82,582 82,832
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan , 6.954% , ( 6-month SOFR + 3.25% ), 4/11/33 ......... United States 95,671 96,064
523,486
a a a a a a
j
Passenger Airlines 0.2%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 5.925% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 30,465 30,473
g
AS Mileage Plan IP Ltd., First Lien, Initial CME Term Loan ,
5.425% , ( 3-month SOFR + 1.75% ), 10/15/31 ............. United States 317,446 316,902
United Airlines, Inc., First Lien, CME Term Loan, B , 5.403% ,
( 1-month SOFR + 1.75% ), 2/24/31 ..................... United States 43,861 43,874
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 6.482% ,
( 3-month SOFR + 2.75% ), 2/14/31 ..................... Canada 199,490 193,897
585,146
a a a a a a
Personal Care Products 0.1%
g,j
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B , 5.621% , ( 1-month SOFR + 2% ), 6/13/33 .............. United States 329,516 330,237
Pharmaceuticals 0.0%
†
j
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan , 6.156% , ( 3-month SOFR + 2.5% ), 12/04/31 ..... United States 29,775 29,782
Real Estate Management & Development 0.0%
†
j
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B4 , 5.917% , ( 3-month SOFR + 2.25% ), 8/21/30 ........... United States 12,500 12,516

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
i
Senior Floating Rate Interests
(continued)
Semiconductors & Semiconductor Equipment 0.1%
j
Altar Bidco, Inc., First Lien, CME Term Loan , 6.858% , ( 12-month
SOFR + 3.35% ), 2/01/29 ............................ United States 199,095 $ 199,240
j
Software 0.2%
g
Adeia, Inc., First Lien, Initial CME Term Loan, B6 , 6.144% ,
( 1-month SOFR + 2.5% ), 6/08/28 ...................... United States 335,252 335,252
Clover Holdings 2 LLC, First Lien, Initial CME Term Loan , 7.375% ,
( 1-month SOFR + 3.75% ), 12/09/31 .................... United States 23,515 22,506
g
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan , 8.1% , ( 1-day SOFR + 4.5% ), 11/17/31 ..... United States 2,067 2,112
McAfee Corp., First Lien, CME Term Loan, B1 , 6.644% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 65,903 58,753
Tuple US Bidco LLC, First Lien, USD CME Term Loan, B1 ,
7.385% , ( 6-month SOFR + 3.75% ), 1/14/33 .............. United States 198,806 190,853
609,476
a a a a a a
j
Specialty Retail 0.2%
g
Chewy, Inc., First Lien, Initial CME Term Loan , 6.092% , ( 12-month
SOFR + 2.25% ), 6/23/33 ............................ United States 342,796 343,010
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 6.168% ,
( 3-month SOFR + 2.5% ), 9/17/32 ...................... United States 42,639 42,725
Great Outdoors Group LLC, First Lien, CME Term Loan, B ,
6.894% , ( 1-month SOFR + 3.25% ), 1/23/32 .............. United States 45,881 46,081
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.894% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 79,107 79,081
510,897
a a a a a a
j
Trading Companies & Distributors 0.1%
DXP Enterprises, Inc., First Lien, Initial CME Term Loan , 6.894% ,
( 1-month SOFR + 3.25% ), 10/11/30 .................... United States 24,875 25,018
g
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.842% , ( 12-month SOFR + 2% ), 6/03/33 ................ United States 288,889 288,607
313,625
a a a a a a
Water Utilities 0.0%
†
j
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan ,
5.902% , ( 3-month SOFR + 2.25% ), 10/01/32 ............. United States 13,887 13,948
Total Senior Floating Rate Interests (Cost $ 12,536,417 ) ........................
12,452,214
k
Marketplace Loans 0.1%
a
Financial Services 0.1%
a a a a a a
Total Marketplace Loans (Cost $ 252,010 ) .....................................
224,077
Foreign Government and Agency Securities 8.5%
d
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 550,000 555,648
d
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 140,000 139,475
d
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 130,000 137,800
d
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 600,000 553,575
d
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 600,000 EUR 648,256
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 1,100,000 1,048,685
Senior Bond , 6% , 10/20/33 ........................... Brazil 230,000 231,610

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 160,000 $ 156,483
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 190,000 EUR 221,104
d
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 240,000 EUR 245,690
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 520,000 524,784
Colombia Government Bond ,
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 490,000 524,300
Senior Note , 7.375% , 4/25/30 ......................... Colombia 200,000 211,200
Senior Note , 4.5% , 11/26/30 .......................... Colombia 200,000 EUR 229,495
d
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 380,000 393,080
d
Dominican Republic Government Bond ,
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 520,000 527,592
Senior Bond , Reg S, 4.875% , 9/23/32 .................. Dominican
Republic 560,000 533,036
d
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 600,000 603,180
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 250,000 229,507
d
Egypt Government Bond ,
Senior Bond , Reg S, 7.6% , 3/01/29 .................... Egypt 370,000 382,409
Senior Note , 144A, 8.625% , 2/04/30 .................... Egypt 370,000 396,085
d
El Salvador Government Bond ,
Senior Bond , 144A, 7.65% , 6/15/35 .................... El Salvador 260,000 269,615
Senior Bond , Reg S, 8.625% , 2/28/29 .................. El Salvador 250,000 264,034
d
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 203,756
d
Gabon Government Bond , Senior Bond , 144A, 6.625% , 2/06/31 Gabon 470,000 405,420
d
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 270,000 250,681
d
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 760,000 811,589
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 240,000 259,724
d
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 608,000
Indonesia Government Bond , Senior Note , 5.03% , 5/29/31 ....
Indonesia 280,000 281,376
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 485,000 481,474
d
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 440,000 472,471
d
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.125% , 6/15/33 ................... Ivory Coast 200,000 198,789
Senior Bond , Reg S, 4.875% , 1/30/32 .................. Ivory Coast 690,000 EUR 779,755
d
Jordan Government Bond , Senior Note , 144A, 7.5% , 1/13/29 .. Jordan 200,000 209,095
Mexico Government Bond ,
Senior Bond , 2.659% , 5/24/31 ........................ Mexico 300,000 265,095
Senior Bond , 6.125% , 2/09/38 ........................ Mexico 200,000 196,450
d
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 220,000 EUR 255,548
d
Nigeria Government Bond , Senior Bond , 144A, 8.631% , 1/13/36 Nigeria 510,000 554,156
d
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 113,885
d
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 870,000 815,729
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 640,000 591,264
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 110,000 129,571
d
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 600,000 576,417
d
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 670,000 EUR 773,709
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 680,000 671,897

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Serbia Government Bond ,
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 210,000 $ 222,032
Senior Note , Reg S, 6.25% , 5/26/28 .................... Serbia 200,000 204,059
South Africa Government Bond , Senior Bond , 5.875% , 4/20/32 .
South Africa 600,000 615,098
d
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 500,000 548,050
d
Telecommunications Co. Telekom Srbija AD Belgrade , Senior
Note , 144A, 7.25% , 5/18/31 .......................... Serbia 200,000 199,641
Turkiye Government Bond , Senior Note , 9.125% , 7/13/30 .....
Turkiye 840,000 925,949
d
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 400,000 427,758
Total Foreign Government and Agency Securities (Cost $ 21,529,269 ) ............
22,075,081
U.S. Government and Agency Securities 0.3%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 643,522
Total U.S. Government and Agency Securities (Cost $ 650,349 ) ..................
643,522
Asset-Backed Securities 3.9%
Financial Services 3.9%
d ,j
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.978% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 267,374 268,196
d
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 667,000 653,493
d ,j
Dryden 75 CLO Ltd. , 2019-75A , AR3 , 144A, FRN , 4.713% ,
( 3-month SOFR + 1.04% ), 4/14/34 . .................... United States 1,400,000 1,400,666
d
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 199,087 198,614
l
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 480,051 478,774
l
2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .............. United States 146,381 145,646
d
GS Mortgage-Backed Securities Trust ,
2025-CES2 , A1 , 144A, 5.18% , 9/25/55 .................. United States 215,097 214,027
j
2025-HE1 , A1 , 144A, FRN , 5.178% , ( 30-day SOFR Average +
1.55% ), 10/25/55 .................................. United States 243,722 244,830
d
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,180,076 1,164,598
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 429,144 401,310
d ,l
J.P. Morgan Mortgage Trust , 2025-CES2 , A1 , 144A, FRN ,
5.592% , 6/25/55 . .................................. United States 186,017 186,426
d
Lendbuzz Securitization Trust ,
2026-1A , C , 144A, 5.74% , 9/15/31 ..................... United States 131,862 130,761
2026-1A , D , 144A, 6.86% , 2/15/33 ..................... United States 200,067 200,831
d ,j
MP CLO VIII Ltd. , 2015-2A , CR3 , 144A, FRN , 5.497% , ( 3-month
SOFR + 1.85% ), 4/28/34 . ............................ United States 1,100,000 1,102,498
d
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 229,698 228,123
d
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 1,010,687 1,002,430
d
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 98,539 98,664
d
RCO IX Mortgage LLC , 2026-2 , A1 , 144A, 5.765% , 5/25/31 . ... United States 105,567 105,464
d
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 511,000 507,022
d
Towd Point Mortgage Trust ,
2024-CES6 , A1 , 144A, 5.725% , 11/25/64 ................ United States 401,995 403,715
j
2025-HE1 , A1A , 144A, FRN , 4.978% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 166,819 167,166
d
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 143,385 142,405

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
d ,j
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 5.778% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 $ 781,579
10,227,238
a a a a a a
Total Asset-Backed Securities (Cost $ 10,295,798 ) .............................
10,227,238
Commercial Mortgage-Backed Securities 7.5%
Financial Services 7.5%
l
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.429% , 9/15/48 .............................. United States 283,222 282,204
l ,m
BANK , 2020-BN26 , XA , IO, FRN , 1.305% , 3/15/63 .......... United States 2,898,906 90,728
l
BANK5 Trust ,
d,m
2025-5YR13 , XA , IO, 144A, FRN , 1.284% , 1/15/58 ......... United States 5,492,148 185,013
m
2025-5YR14 , XA , IO, FRN , 1.2% , 4/15/58 ............... United States 4,479,855 146,906
2025-5YR19 , B , FRN , 5.812% , 12/15/58 ................ United States 512,000 520,202
m
2026-5YR23 , XB , IO, FRN , 0.6% , 7/15/31 ............... United States 8,660,000 189,628
l
BBCMS Mortgage Trust ,
m
2024-5C25 , XA , IO, FRN , 1.431% , 3/15/57 ............... United States 4,998,532 136,585
m
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 4,212,630 133,881
m
2025-5C33 , XA , IO, FRN , 1.038% , 3/15/58 ............... United States 6,003,702 159,174
2026-5C40 , C , FRN , 5.813% , 2/15/59 .................. United States 398,000 398,309
Benchmark Mortgage Trust ,
l,m
2020-B17 , XA , IO, FRN , 1.507% , 3/15/53 ................ United States 6,829,477 249,659
l,m
2020-B20 , XA , IO, FRN , 1.62% , 10/15/53 ................ United States 3,996,424 169,929
l,m
2020-B22 , XA , IO, FRN , 1.602% , 1/15/54 ................ United States 2,881,846 153,055
l,m
2024-V12 , XA , IO, FRN , 1.067% , 12/15/57 ............... United States 5,599,397 149,683
l,m
2025-V13 , XA , IO, FRN , 1.132% , 2/15/58 ................ United States 5,224,000 138,351
l,m
2025-V14 , XA , IO, FRN , 0.98% , 4/15/57 ................. United States 6,942,894 176,747
2026-V21 , AS , 5.506% , 3/15/59 ....................... United States 269,000 271,388
l,m
2026-V21 , XA , IO, FRN , 1.648% , 3/15/59 ................ United States 2,404,635 141,947
d ,l
BFLD Commercial Mortgage Trust , 2025-5MW , A , 144A, FRN ,
4.83% , 10/10/42 ................................... United States 411,000 406,744
d ,j
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.78% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 115,000 115,305
l ,m
BMO Mortgage Trust ,
2024-5C8 , XA , IO, FRN , 1.239% , 12/15/57 ............... United States 5,156,753 162,497
2025-5C9 , XA , IO, FRN , 0.923% , 4/15/58 ................ United States 6,416,148 154,483
d ,j
BX Commercial Mortgage Trust , 2026-CSMO , C , 144A, FRN ,
5.625% , ( 1-month SOFR + 2% ), 2/15/43 ................ United States 406,000 410,288
d
BX Trust ,
l
2025-ARIA , C , 144A, FRN , 5.701% , 12/13/42 ............. United States 392,000 391,458
j
2025-VOLT , A , 144A, FRN , 5.325% , ( 1-month SOFR + 1.7% ),
12/15/44 ........................................ United States 175,000 175,453
CFCRE Commercial Mortgage Trust ,
2016-C6 , B , 3.804% , 11/10/49 ........................ United States 437,000 416,092
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 280,000 278,837
l
Citigroup Commercial Mortgage Trust ,
2014-GC21 , C , FRN , 4.78% , 5/10/47 ................... United States 34,626 34,100
2015-GC33 , C , FRN , 4.48% , 9/10/58 ................... United States 127,000 110,709
COMM Mortgage Trust ,
d
2012-CR3 , B , 144A, 3.922% , 10/15/45 .................. United States 353,687 345,222
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 416,000 404,016
d,l
2013-CR6 , C , 144A, FRN , 3.777% , 3/10/46 .............. United States 538,000 520,157
l
2014-CR14 , C , FRN , 3.246% , 2/10/47 .................. United States 414,000 404,944
l
2014-CR15 , C , FRN , 3.961% , 2/10/47 .................. United States 525,000 495,244
2014-CR17 , B , 4.377% , 5/10/47 ....................... United States 413,612 411,617

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
l
2014-CR17 , C , FRN , 4.941% , 5/10/47 .................. United States 326,000 $ 318,071
2014-UBS3 , B , 4.313% , 6/10/47 ....................... United States 360,211 349,698
d,l
2014-UBS6 , D , 144A, FRN , 3.958% , 12/10/47 ............ United States 270,402 263,172
l
2015-CR26 , B , FRN , 4.845% , 10/10/48 ................. United States 88,718 87,080
l
CSAIL Commercial Mortgage Trust ,
2015-C1 , B , FRN , 3.891% , 4/15/50 .................... United States 323,121 316,049
m
2019-C17 , XA , IO, FRN , 1.45% , 9/15/52 ................. United States 11,554,236 353,607
m
2021-C20 , XA , IO, FRN , 1.109% , 3/15/54 ................ United States 4,301,678 143,329
GS Mortgage Securities Trust ,
d,l
2013-GC13 , B , 144A, FRN , 3.994% , 7/10/46 ............. United States 108,169 106,594
l
2014-GC24 , B , FRN , 4.449% , 9/10/47 .................. United States 155,980 152,569
l
2015-GC30 , B , FRN , 4.094% , 5/10/50 .................. United States 667,949 652,087
2016-GS2 , A4 , 3.05% , 5/10/49 ........................ United States 6,204 6,196
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2016-JP2 , AS , 3.056% , 8/15/49 ....................... United States 420,000 417,711
2016-JP3 , AS , 3.144% , 8/15/49 ....................... United States 429,000 417,312
l
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , C ,
FRN , 4.659% , 2/15/47 .............................. United States 531,000 518,670
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 240,991 239,691
d ,l
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.571% , 10/15/42 .................................. United States 479,000 483,193
Morgan Stanley Bank of America Merrill Lynch Trust ,
l
2013-C10 , B , FRN , 4.081% , 7/15/46 ................... United States 334,744 318,474
l
2013-C10 , C , FRN , 4.081% , 7/15/46 ................... United States 777,000 718,869
l
2013-C9 , B , FRN , 3.708% , 5/15/46 .................... United States 476,186 455,197
l
2013-C9 , C , FRN , 3.827% , 5/15/46 .................... United States 459,000 425,260
l
2015-C21 , B , FRN , 3.854% , 3/15/48 ................... United States 85,237 83,580
l
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 440,000 402,882
l
2015-C22 , C , FRN , 4.094% , 4/15/48 ................... United States 678,000 576,500
d
2015-C26 , D , 144A, 3.06% , 10/15/48 ................... United States 242,255 232,697
l
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 231,000 227,624
l,m
2025-5C1 , XA , IO, FRN , 1.377% , 3/15/58 ................ United States 4,396,250 160,929
l ,m
Morgan Stanley Capital I Trust , 2021-L5 , XA , IO, FRN , 1.301% ,
5/15/54 ......................................... United States 2,906,382 126,095
d ,l
NYC Commercial Mortgage Trust , 2026-1325 , D , 144A, FRN ,
6.908% , 5/09/41 ................................... United States 259,000 259,073
d ,l
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 ......... United States 269,000 268,507
d ,l
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.815% , 8/05/42 ....... United States 406,000 401,813
l
Wells Fargo Commercial Mortgage Trust ,
d
2015-C31 , E , 144A, FRN , 4.921% , 11/15/48 .............. United States 200,000 143,000
d
2016-C34 , D , 144A, FRN , 5.424% , 6/15/49 .............. United States 182,450 179,117
m
2019-C49 , XA , IO, FRN , 1.383% , 3/15/52 ................ United States 7,106,125 186,868
m
2025-5C3 , XA , IO, FRN , 1.043% , 1/15/58 ................ United States 4,615,476 121,939
l
WFRBS Commercial Mortgage Trust ,
2014-C21 , B , FRN , 4.213% , 8/15/47 ................... United States 359,667 354,433
2014-C23 , B , FRN , 4.408% , 10/15/57 ................... United States 215,000 211,343
19,609,784
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 19,613,199 ) ..............
19,609,784
Mortgage-Backed Securities 12.6%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 5.848%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,213 3,267

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 47,731 $ 47,560
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 25,451 25,657
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 27,545 28,283
FHLMC Gold Pool, 30 Year , 6.5%, 10/01/31 - 7/01/32 ........ United States 1,960 2,031
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 304 322
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 51 52
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 1,546,598 1,243,811
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 1,359,247 1,312,948
2,660,664
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.049%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 13,833 14,179
Federal National Mortgage Association (FNMA) Fixed Rate 9.9%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 5,462 5,483
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,403,001 1,244,076
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 427,561 407,972
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 892,730 872,447
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 23,551 24,633
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 8/25/56 ..... United States 1,660,000 1,386,748
o
Uniform Mortgage-Backed Securities , 4% , TBA, 8/25/56 ...... United States 2,130,000 1,989,548
o
Uniform Mortgage-Backed Securities , 4.5% , TBA, 8/25/56 ..... United States 8,500,000 8,136,426
o
Uniform Mortgage-Backed Securities , 5% , TBA, 8/25/56 ...... United States 6,000,000 5,889,386
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 8/25/56 ..... United States 2,190,000 2,194,089
o
Uniform Mortgage-Backed Securities , 6% , TBA, 8/25/56 ...... United States 3,660,000 3,729,850
25,880,658
Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 44,076 43,934
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 4,081 4,180
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 316 324
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 221 218
o
GNMA II, Single-family, 30 Year , 3.5%, 8/15/56 ............. United States 1,330,000 1,194,147
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 11,625 11,665
o
GNMA II, Single-family, 30 Year , 5.5%, 8/15/56 ............. United States 1,550,000 1,555,800
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 19,203 19,972
o
GNMA II, Single-family, 30 Year , 6%, 8/15/56 ............... United States 1,520,000 1,549,263
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 6,399 6,636
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 1,513 1,541
4,387,680
Total Mortgage-Backed Securities (Cost $ 33,351,463 ) ..........................
32,946,448
Residential Mortgage-Backed Securities 3.4%
Financial Services 3.4%
d
A&D Mortgage Trust , 2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 . United States 133,233 132,938
d ,j
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 7.478% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 430,000 440,646
d
BRAVO Residential Funding Trust ,
l
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 154,241 147,406
2024-NQM1 , A1 , 144A, 5.943% , 12/01/63 ............... United States 236,015 236,432
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 926,048 930,403
d ,j
Chase Home Lending Mortgage Trust , 2025-7 , A11 , 144A, FRN ,
5.028% , ( 30-day SOFR Average + 1.4% ), 5/25/56 ......... United States 162,566 163,461
d ,l
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 32,692 31,011
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 114,464 107,772

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
COLT Mortgage Loan Trust ,
2024-2 , A1 , 144A, 6.125% , 4/25/69 .................... United States 211,667 $ 212,460
2024-3 , A1 , 144A, 6.393% , 6/25/69 .................... United States 413,712 416,521
d
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 169,584 169,986
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 332,700 334,029
d ,j
FHLMC STACR REMIC Trust , 2025-DNA3 , M1 , 144A, FRN ,
4.728% , ( 30-day SOFR Average + 1.1% ), 9/25/45 ......... United States 132,093 132,225
d ,j
FHLMC STACR Trust , 2019-DNA3 , B1 , 144A, FRN , 6.992% , ( 30-
day SOFR Average + 3.364% ), 7/25/49 ................. United States 327,000 336,854
d ,j
FNMA Connecticut Avenue Securities Trust , 2026-R01 , 2M2 ,
144A, FRN , 4.978% , ( 30-day SOFR Average + 1.35% ), 1/25/46 United States 127,000 126,866
d ,j
Home Re Ltd. , 2026-1 , M1C , 144A, FRN , 6.228% , ( 30-day SOFR
Average + 2.6% ), 1/25/36 ............................ United States 150,000 151,087
d
J.P. Morgan Mortgage Trust ,
l
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 308,541 274,678
2026-NQX2 , A1FC , 144A, 5.628% , 10/25/66 ............. United States 677,000 676,998
d ,l
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 259,226 254,745
d
Morgan Stanley Residential Mortgage Loan Trust , 2024-NQM1 ,
A1 , 144A, 6.152% , 12/25/68 .......................... United States 199,268 199,851
d
OBX Trust ,
l
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................ United States 87,592 78,269
j
2025-J2 , AF , 144A, FRN , 4.928% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 150,000 150,460
j
2025-NQM14 , A1F , 144A, FRN , 4.828% , ( 30-day SOFR
Average + 1.2% ), 7/25/65 ............................ United States 257,594 258,224
g,l
2026-NQM9 , A1 , 144A, FRN , 5.47% , 4/25/66 ............. United States 810,000 810,701
d ,l
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 124,390 122,072
d
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 176,627 175,279
d ,l
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 159,424 141,616
d ,l
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 116,030 100,595
d
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 377,590 373,116
d ,l
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 787,063 707,515
d ,j
Sequoia Mortgage Trust , 2025-8 , A26F , 144A, FRN , 5.028% , ( 30-
day SOFR Average + 1.4% ), 9/25/55 ................... United States 139,994 140,376
d ,l
TVC Mortgage Trust , 2026-RRTL1 , M1 , 144A, FRN , 6.34% ,
2/25/41 ......................................... United States 407,000 403,409
8,938,001
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 9,157,592 ) ................
8,938,001
Agency Commercial Mortgage-Backed Securities 4.8%
Financial Services 4.8%
m
FHLMC ,
5083 , IC , IO, 3.5% , 10/25/50 ......................... United States 4,079,953 745,660
5418 , EI , IO, 3% , 12/25/51 ........................... United States 3,993,123 640,260
m
FNMA ,
2020-95 , IO, 4% , 12/25/47 ........................... United States 2,738,192 601,545
2021-56 , QI , IO, 4.5% , 9/25/51 ........................ United States 2,052,908 543,290
2021-84 , KI , IO, 3% , 12/25/51 ........................ United States 7,368,882 1,148,088
2023-20 , IA , IO, 2.5% , 10/25/51 ....................... United States 3,915,097 615,607
2023-59 , IK , IO, 3.5% , 4/25/51 ........................ United States 3,694,174 787,974

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
GNMA ,
2016-42 , IO, 5% , 2/20/46 ............................ United States 1,153,436 $ 218,267
2020-134 , ID , IO, 3% , 9/20/50 ........................ United States 4,447,850 739,880
2020-146 , KI , IO, 2.5% , 10/20/50 ...................... United States 7,089,780 1,019,973
2021-161 , PI , IO, 2.5% , 9/20/51 ....................... United States 3,608,426 472,596
2021-213 , PI , IO, 4.5% , 4/20/50 ....................... United States 3,007,250 655,848
2022-78 , IO, 3% , 8/20/51 ............................ United States 2,544,078 442,383
2022-81 , BI , IO, 2.5% , 11/20/50 ....................... United States 3,877,699 553,424
2022-88 , IO, 2.5% , 1/20/52 .......................... United States 4,656,254 668,872
2023-168 , IE , IO, 3% , 11/20/51 ....................... United States 3,314,892 532,645
2023-185 , BI , IO, 2.5% , 1/20/51 ....................... United States 7,238,374 976,612
2025-173 , DI , IO, 3% , 8/20/51 ........................ United States 2,465,873 423,341
2025-5 , IO, 3.5% , 4/20/51 ........................... United States 3,097,878 578,608
12,364,873
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 12,443,574 ) .......
12,364,873
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
All Day Electric, Inc., Escrow Account .................... United States 30 —
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 1,172
Total Escrows and Litigation Trusts (Cost $ – ) .................................
1,172
Total Long Term Investments (Cost $ 282,135,504 ) .............................
278,822,254
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Puts - Over-the-Counter
Interest Rate Swaptions 0.1%
Receive Floating 1-day SOFR , Pay Fixed 3.88% , Counterparty
CITI , Expires 7/10/26 ............................... 1 4,863,000 58,805
Receive Floating 1-day SOFR , Pay Fixed 4.3% , Counterparty
CITI , Expires 7/10/26 ............................... 1 9,726,000 442
Receive Floating 3-month EURIBOR , Pay Fixed 2.765% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 49,682,000 EUR 86,184
145,431
Total Options Purchased (Cost $ 292,404 ) ....................................
145,431
Short Term Investments 4.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 3.8%
d ,h
Agree LP , 144A, 4 .08% , 7/01/26 ........................ United States 1,445,000 1,444,836
d ,h
AvalonBay Communities, Inc. , 144A, 3 .91% , 7/07/26 ......... United States 555,000 554,578
d ,h
BAT International Finance plc , 144A, 3 .87% , 7/01/26 ......... United Kingdom 390,000 389,958
d ,h
Boston Scientific Corp. , 144A, 3 .99% , 7/23/26 .............. United States 490,000 488,754
d ,h
Energy Transfer LP , 144A, 3 .87% , 7/01/26 ................. United States 1,315,000 1,314,859
d ,h
ERAC USA Finance LLC , 144A, 4 .1% , 7/30/26 ............. United States 610,000 607,921
d ,h
Essex Portfolio LP , 144A, 4 .02% , 7/14/26 ................. United States 735,000 733,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
d ,h
Extra Space Storage LP ,
144A, 3 .87% , 7/01/26 ................................ United States 605,000 $ 604,935
144A, 3 .91% , 7/06/26 ................................ United States 500,000 499,675
1,104,610
d ,h
Mid-America Apartments LP , 144A, 3 .87% , 7/02/26 .......... United States 375,000 374,919
h
Ryder System, Inc. , 3 .94% , 7/13/26 ...................... United States 580,000 579,175
d ,h
Targa Resources Corp. , 144A, 3 .96% , 7/01/26 ............. United States 740,000 739,918
d ,h
UDR, Inc. ,
144A, 3 .87% , 7/02/26 ................................ United States 560,000 559,880
144A, 3 .91% , 7/07/26 ................................ United States 865,000 864,342
1,424,222
Total Commercial Papers (Cost $ 9,758,713 ) ...................................
9,757,604
Shares
Money Market Funds 1.1%
c,p
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 2,968,479 2,968,479
Total Money Market Funds (Cost $ 2,968,479 ) .................................
2,968,479
Total Short Term Investments (Cost $ 12,727,192 ) ..............................
12,726,083
a
Total Investments (Cost $ 295,155,100 ) 112.0% ................................
$291,693,768
TBA Sale Commitments (0.8) % ..............................................
(1,996,082)
Options Written (0.0) %
†
....................................................
(80,199)
Other Assets, less Liabilities (11.2) % ........................................
(29,068,087)
Net Assets 100.0% .........................................................
$260,549,400
a a a
Principal
Amount
*
q
TBA Sale Commitments (0.8)%
Mortgage-Backed Securities (0.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.8)%
Uniform Mortgage-Backed Securities , TBA, 2% , 8/25/56 ...... United States (2,500,000) (1,996,082)
Total TBA Sale Commitments (Proceeds $ (2,008,008) ) .........................
$(1,996,082)
Number of
Contracts
Notional
Amount
#
r
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 1-day SOFR , Pay Fixed 4.09% , Counterparty
CITI , Expires 7/10/26 ............................... 1 (14,589,000) (22,099)
Receive Floating 3-month EURIBOR , Pay Fixed 3.165% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 (49,682,000) EUR (38,450)
Receive Floating 3-month EURIBOR , Pay Fixed 3.565% ,
Counterparty BOFA , Expires 3/19/27 ................... 1 (49,682,000) EUR (19,650)
(80,199)
Total Options Written (Premiums received $ 296,945 ) ..........................
$ (80,199)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Non-income producing.
c
See Note 3(e) regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $146,020,769, representing 56.0% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
f
Income may be received in additional securities and/or cash.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
The rate shown represents the yield at period end.
i
See Note 1(f) regarding senior floating rate interests.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(c).
r
See Note 1(d) regarding written options.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
At June 30, 2026, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 0.1%
Freedom Financial Asset Management LLC
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 $ 3,407 $ 3,421
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 5,318 5,356
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 3,481 3,521
APP-12106231.FP.FTS.B, 11.74%, 3/22/27 7,750 7,826
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 8,180 8,278
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 3,085 3,111
APP-11806622.FP.FTS.B, 18.99%, 9/11/27 3,000 3,083
34,596
LendingClub Corp. - LCX PM
170715926.LC.FTS.B, 16.08%, 10/25/35 .. 2,299
–
Prosper Funding LLC
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 348 351
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 1,647 1,669
a
1646507.PS.FTS.B, 16%, 11/02/26 ...... 2,942 422
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 1,598 1,598
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 591 597
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 852 861
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 1,129 1,145
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 730 730
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 735 736
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 2,222 2,227
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 1,396 1,416
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 593 595
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 1,060 1,065
1709019.PS.FTS.B, 19%, 1/25/27 ....... 2,044 2,091
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 614 613
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 3,412 3,471
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 2,429 2,458
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 1,101 1,111
a
1753401.PS.FTS.B, 16.9%, 4/15/27 ..... 6,723 904
1645643.PS.FTS.B, 18.5%, 5/24/27 ..... 3,095 3,168
27,228
a
Upgrade, Inc. - Card
992293228.UG.FTS.B, 28.98%, 5/03/29 .. 113 112
992330039.UG.FTS.B, 22.97%, 6/03/29 .. 546 550
662
Upstart Network, Inc.
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 1,556 1,537
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 964 953
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 580 574
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 201 199
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 228 226
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 1,611 1,595
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 314 311
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 515 512
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 1,755 1,731
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 3,919 3,866
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 1,025 1,013
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 349 344
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 1,031 1,020
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... $ 521 $ 515
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 2,163 2,136
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 193 190
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 207 205
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 670 661
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 181 179
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 1,444 1,425
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 1,819 1,792
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 1,923 1,897
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 908 896
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 2,861 2,823
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 2,226 2,196
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 1,544 1,524
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 1,211 1,197
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 2,174 2,144
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 373 369
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . 1,999 1,968
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 1,230 1,212
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 3,378 3,327
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 882 869
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 935 921
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 553 546
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 797 786
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 5,899 5,793
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 97 96
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 805 791
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 2,739 2,697
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 563 554
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 1,340 1,319
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 1,478 1,456
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 2,863 2,826
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 360 354
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 172 160
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 569 562
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 521 515
a
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 1,049 76
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 222 219
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. 291 287
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 380 376
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 1,295 1,281
L2241756.UP.FTS.B, 12.69%, 2/13/27 .... 1,245 900
FW1738592.UP.FTS.B, 28.44%, 2/20/27 .. 1,086 1,074
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 1,718 1,356
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 1,166 1,144
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 294 291
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 1,118 1,100
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 1,101 1,083
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 5,660 5,584
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 1,450 1,430
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 812 801
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 1,194 1,178
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 818 811
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 2,720 2,695
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 4,096 4,058

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. $ 1,052 $ 852
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 11,246 9,018
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 2,053 2,029
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 6,938 6,859
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 631 624
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 542 536
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 164 162
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 721 713
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 1,580 1,563
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 2,273 2,249
FW1908593.UP.FTS.B, 28.41%, 3/25/27 .. 6,569 6,516
FW2053732.UP.FTS.B, 16.83%, 4/16/27 .. 225 222
L2057372.UP.FTS.B, 23.63%, 4/16/27 .... 2,230 1,746
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 495 489
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 2,295 1,760
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 3,902 3,854
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 475 472
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 855 846
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 548 39
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 488 169
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 1,428 1,413
L2981618.UP.FTS.B, 6.67%, 4/22/27 .... 2,736 2,059
FW2982593.UP.FTS.B, 14.46%, 4/25/27 .. 1,751 1,730
FW2982476.UP.FTS.B, 28.13%, 4/25/27 .. 9,167 9,074
a
L2241857.UP.FTS.B, 11.98%, 5/13/27 .... 3,091 532
L2241610.UP.FTS.B, 15.37%, 5/13/27 .... 1,916 624
a
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 1,239 202
FW2242379.UP.FTS.B, 28.85%, 5/13/27 .. 1,378 1,356
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 10,603 10,349
a
FW2464664.UP.FTS.B, 10.42%, 6/19/27 .. 2,415 166
FW2464742.UP.FTS.B, 26.31%, 6/19/27 .. 407 401
FW2674944.UP.FTS.B, 22.84%, 8/22/27 .. 1,722 125
FW2982412.UP.FTS.B, 19.87%, 9/20/27 .. 4,801 4,753
FW2675725.UP.FTS.B, 19.97%, 12/22/27 . 1,533 1,519
FW2676248.UP.FTS.B, 25.38%, 1/05/28 .. 610 44
161,591
Total Marketplace Loans (Cost $252,010 )
$224,077
a
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Franklin Strategic Income VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
At June 30, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1 ( d ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 11 $ 1,450,165 9/08/26 $ (8,979)
Euro-Bund ................................. Short 9 1,309,488 9/08/26 (15,713)
Total Futures Contracts ...................................................................... $(24,692)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 3,038,000 3,469,549 7/13/26 $ 3,541 $ (280)
Euro ............. JPHQ Sell 3,038,000 3,548,550 7/13/26 75,748 (9)
Euro ............. JPHQ Buy 8,000 9,171 10/13/26 11 —
Euro ............. JPHQ Sell 3,280,000 3,760,501 10/13/26 152 (4,056)
Total Forward Exchange Contracts ................................................... $79,452 $(4,345)
Net unrealized appreciation (depreciation) ............................................ $75,107
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 2,190,000 $ 177,775 $ 106,846 $ 70,929
Non-
Investment
Grade
Total Credit Default Swap Contracts ........................................ $177,775 $106,846 $70,929
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
At June 30, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
See Note 8 regarding other derivative information.
See Abbreviations on page 56 .
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day SOFR ......
Pay Fixed 4.04% ............... Annual 9/16/28 90,716,000 $ (25,958) $ (188,897) $ 162,939
Receive Fixed 4.06% ............
Pay Floating 1-day SOFR ........ Annual 9/16/33 96,745,000 641,913 497,859 144,054
Receive Floating 1-day SOFR ......
Pay Fixed 4.16% ............... Annual 9/16/36 32,016,000 (331,570) (202,665) (128,904)
Receive Floating 1-day SOFR ......
Pay Fixed 4.3% ................ Annual 9/16/56 5,663,000 (103,795) (45,844) (57,951)
Total Interest Rate Swap Contracts ............................... $180,590 $ 60,453 $120,138
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
Franklin
Strategic
Income VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $286,976,150
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 8,178,950
Value - Unaffiliated issuers .................................................................. $283,509,597
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 8,184,171
Cash .................................................................................... 70,848
Foreign currency, at value (cost $ 36,629 ) ......................................................... 36,748
Receivables:
Investment securities sold ................................................................... 561,412
Receivable for sales of TBA securities (Note 1 c ) .................................................. 1,994,238
Capital shares sold ........................................................................ 194,567
Dividends and interest ..................................................................... 3,506,104
Deposits with brokers for:
TBA transactions ....................................................................... 290,000
Futures contracts ........................................................................ 43,219
Centrally cleared swap contracts ............................................................ 772,815
Variation margin on futures contracts ........................................................... 948
Unrealized appreciation on OTC forward exchange contracts .......................................... 79,452
Unrealized appreciation on unfunded loan commitments (Note 7 ) ....................................... 135
Total assets .......................................................................... 299,244,254
Liabilities:
Payables:
Investment securities purchased .............................................................. 8,483,949
Payable for purchases of TBA securities (Note 1 c ) ................................................. 27,586,691
Capital shares redeemed ................................................................... 171,130
Management fees ......................................................................... 132,176
Distribution fees .......................................................................... 22,640
Trustees' fees and expenses ................................................................. 307
Variation margin on centrally cleared swap contracts ............................................... 46,137
Options written, at value (premiums received $ 296,945 ) .............................................. 80,199
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,345
TBA sale commitments, at value (proceeds $2,008,008) (Note 1c) ...................................... 1,996,082
Accrued expenses and other liabilities ........................................................... 171,198
Total liabilities ......................................................................... 38,694,854
Net assets, at value ................................................................. $260,549,400
Net assets consist of:
Paid-in capital ............................................................................. $352,577,174
Total distributable earnings (losses) ............................................................. (92,027,774)
Net assets, at value ................................................................. $260,549,400

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
Franklin
Strategic
Income VIP
Fund
Class 1:
Net assets, at value ....................................................................... $162,304,234
Shares outstanding ........................................................................ 17,637,445
Net asset value and maximum offering price per share
a
............................................. $9.20
Class 2:
Net assets, at value ....................................................................... $67,422,502
Shares outstanding ........................................................................ 7,674,417
Net asset value and maximum offering price per share
a
............................................. $8.79
Class 4:
Net assets, at value ....................................................................... $30,822,664
Shares outstanding ........................................................................ 3,371,536
Net asset value and maximum offering price per share
a
............................................. $9.14
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
Franklin
Strategic
Income VIP
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $4,494
Non-controlled affiliates (Note 3 e ) ............................................................. 134,278
Interest:
Unaffiliated issuers ........................................................................ 7,292,987
Total investment income ................................................................... 7,431,759
Expenses:
Management fees (Note 3 a ) ................................................................... 821,917
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 85,061
    Class 4 ................................................................................ 55,877
Custodian fees ............................................................................ 1,218
Reports to shareholders fees .................................................................. 9,720
Professional fees ........................................................................... 67,622
Trustees' fees and expenses .................................................................. 1,609
Marketplace lending fees (Note 1 g ) ............................................................. 119,382
Other .................................................................................... 44,415
Total expenses ......................................................................... 1,206,821
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (6,717)
Net expenses ......................................................................... 1,200,104
Net investment income ................................................................ 6,231,655
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (937,514)
Written options ........................................................................... 57,473
Foreign currency transactions ................................................................ 10,703
Forward exchange contracts ................................................................. 10,982
Futures contracts ......................................................................... (768,312)
TBA sale commitments ..................................................................... 620,571
Swap contracts ........................................................................... 109,473
Net realized gain (loss) .................................................................. (896,624)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,998,821)
Non-controlled affiliates (Note 3 e ) ........................................................... 5,221
Translation of other assets and liabilities denominated in foreign currencies .............................. (4,654)
Unfunded loan commitments (Note 7 ) .......................................................... 114
Written options ........................................................................... 251,522
Forward exchange contracts ................................................................. 113,505
Futures contracts ......................................................................... 77,887
TBA sale commitments ..................................................................... 11,926
Swap contracts ........................................................................... (75,806)
Change in deferred tax benefit ............................................................... (135,841)
Net change in unrealized appreciation (depreciation) ............................................ (2,754,947)
Net realized and unrealized gain (loss) ............................................................ (3,651,571)
Net increase (decrease) in net assets resulting from operations .......................................... $2,580,084

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
Franklin Strategic Income VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,231,655 $12,510,483
Net realized gain (loss) ................................................. (896,624) (4,913,158)
Net change in unrealized appreciation (depreciation) ........................... (2,754,947) 11,698,912
Net increase (decrease) in net assets resulting from operations ................ 2,580,084 19,296,237
Distributions to shareholders:
Class 1 ............................................................. (7,540,991) (8,271,456)
Class 2 ............................................................. (3,098,309) (3,331,446)
Class 4 ............................................................. (1,335,608) (1,462,157)
Total distributions to shareholders .......................................... (11,974,908) (13,065,059)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (447,139) (7,875,610)
Class 2 ............................................................. (342,030) 774,777
Class 4 ............................................................. (1,483,191) (2,441,341)
Total capital share transactions ............................................ (2,272,360) (9,542,174)
Net increase (decrease) in net assets ................................... (11,667,184) (3,310,996)
Net assets:
Beginning of period ..................................................... 272,216,584 275,527,580
End of period .......................................................... $260,549,400 $272,216,584

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin Strategic Income VIP Fund
42
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin Strategic Income VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2026, 72.0% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At June 30, 2026, the Fund had no OTC
derivatives in a net liability position by counterparty for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 818642 –
Shares sold ................................... 611,095 $5,850,489 1,041,139 $9,785,327
Shares issued in reinvestment of distributions .......... 819,673 7,540,991 904,973 8,271,456
Shares redeemed ............................... (1,447,572) (13,838,619) (2,747,949) (25,932,393)
Net increase (decrease) .......................... (16,804) $(447,139) (801,837) $(7,875,610)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.625% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 2 Shares: (76129) –
Shares sold ................................... 381,754 $3,469,533 1,202,750 $10,817,816
Shares issued in reinvestment of distributions .......... 352,883 3,098,309 381,172 3,331,446
Shares redeemed ............................... (757,499) (6,909,872) (1,484,932) (13,374,485)
Net increase (decrease) .......................... (22,862) $(342,030) 98,990 $774,777
Class 4 Shares: 404776 –
Shares sold ................................... 56,226 $532,517 373,146 $3,438,361
Shares issued in reinvestment of distributions .......... 146,128 1,335,608 161,031 1,462,157
Shares redeemed ............................... (354,386) (3,351,316) (786,921) (7,341,859)
Net increase (decrease) .......................... (152,032) $(1,483,191) (252,744) $(2,441,341)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
2. Shares of Beneficial Interest
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $11,926,602 $39,107,730 $(48,065,853) $— $— $2,968,479 2,968,479 $127,160
Franklin Ultra Short Bond ETF . — 5,210,471 — — 5,221 5,215,692 208,336 7,118
Total Affiliated Securities ... $11,926,602 $44,318,201 $(48,065,853) $— $5,221 $8,184,171 $134,278
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, paydown losses, payments-in-kind, bond discounts and premiums and tax straddles.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$519,946,567 and $531,521,515, respectively.
6. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 40.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At June 30, 2026, unfunded commitments were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 8,186,755
Long term ................................................................................ 83,070,084
Total capital loss carryforwards ............................................................... $91,256,839
Cost of investments .......................................................................... $294,898,022
Unrealized appreciation ........................................................................ $3,704,808
Unrealized depreciation ........................................................................ (8,576,562)
Net unrealized appreciation (depreciation) .......................................................... $(4,871,754)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
CoreWeave , Inc. $ 3,754
First Eagle Holdings, Inc. 9,642
Pinnacle Buyer LLC 3,934
$ 17,330
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income VIP Fund
Interest rate contracts .......
Investments in securities, at value $ 145,431
a
Options written, at value $ 80,199
Variation margin on futures
contracts
— Variation margin on futures
contracts
24,692
b
Variation margin on centrally
cleared swap contracts
306,993
b
Variation margin on centrally
cleared swap contracts
186,855
b
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
79,452 Unrealized depreciation on OTC
forward exchange contracts
4,345
Credit contracts ............
Variation margin on centrally
cleared swap contracts
70,929
b
Variation margin on centrally
cleared swap contracts
—
Total .................... $602,805 $296,091
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
b
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Income VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $(170,933)
a
Investments $(197,159)
a
Written options — Written options 280,080
Futures contracts (768,312) Futures contracts 77,887
Swap contracts 83,290 Swap contracts 107,425
7. Unfunded Loan Commitments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
For the period ended June 30, 2026, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
See Note 1(d)  regarding derivative financial instruments.
See Abbreviations on page 56 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Foreign exchange contracts .....
Investments (145,634)
a
Investments 66,317
a
Written options 57,473 Written options (28,558)
Forward exchange contracts 10,982 Forward exchange contracts 113,505
Credit contracts ...............
Swap contracts 26,183 Swap contracts (183,231)
Total ....................... $(906,951) $236,266
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
Franklin
Strategic
Income VIP
Fund
Futures contracts ............................................................................ $40,254,615
Swap contracts .............................................................................. 18,694,579
Forward exchange contracts .................................................................... 4,794,578
Options .................................................................................... 58,373,284
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Machinery ............................ $ — $ — $ 64,934 $ 64,934
Oil, Gas & Consumable Fuels ............. 1,716 26,084 — 27,800
Management Investment Companies ......... 5,215,692 — — 5,215,692
Corporate Bonds :
Aerospace & Defense ................... — 4,694,609 — 4,694,609
Automobile Components ................. — 1,510,991 — 1,510,991
Automobiles .......................... — 844,633 — 844,633
Banks ............................... — 10,887,136 — 10,887,136
Beverages ........................... — 130,372 — 130,372
Biotechnology ......................... — 2,016,719 — 2,016,719
Broadline Retail ....................... — 1,059,750 —
b
1,059,750
Building Products ...................... — 1,562,953 — 1,562,953
Capital Markets ........................ — 5,423,346 — 5,423,346
Chemicals ........................... — 1,928,159 — 1,928,159
Commercial Services & Supplies ........... — 2,599,570 — 2,599,570
Communications Equipment .............. — 1,619,145 — 1,619,145
Construction & Engineering ............... — 787,411 — 787,411
Consumer Finance ..................... — 5,825,605 — 5,825,605
Consumer Staples Distribution & Retail ...... — 857,963 — 857,963
Containers & Packaging ................. — 1,200,846 — 1,200,846
Diversified Consumer Services ............ — 296,274 — 296,274
Diversified REITs ...................... — 842,130 — 842,130
Diversified Telecommunication Services ..... — 7,094,020 — 7,094,020
Electric Utilities ........................ — 6,679,165 — 6,679,165
Electrical Equipment .................... — 722,950 — 722,950
Electronic Equipment, Instruments &
Components ........................ — 1,074,787 — 1,074,787
Energy Equipment & Services ............. — 2,935,112 — 2,935,112
Entertainment ......................... — 1,448,092 — 1,448,092
Financial Services ...................... — 2,416,073 — 2,416,073
Food Products ........................ — 3,793,706 — 3,793,706
Gas Utilities .......................... — 204,812 — 204,812
Ground Transportation .................. — 2,825,233 — 2,825,233
Health Care Equipment & Supplies ......... — 2,198,877 — 2,198,877
Health Care Providers & Services .......... — 8,762,458 — 8,762,458

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Health Care REITs ..................... $ — $ 1,163,562 $ — $ 1,163,562
Health Care Technology ................. — 661,653 — 661,653
Hotel & Resort REITs ................... — 716,645 — 716,645
Hotels, Restaurants & Leisure ............. — 5,846,146 — 5,846,146
Household Durables .................... — 1,266,742 — 1,266,742
Household Products .................... — 377,771 — 377,771
Independent Power and Renewable Electricity
Producers .......................... — 3,497,072 — 3,497,072
Insurance ............................ — 3,903,190 — 3,903,190
Interactive Media & Services .............. — 293,375 — 293,375
IT Services ........................... — 1,534,636 — 1,534,636
Leisure Products ....................... — 393,692 — 393,692
Life Sciences Tools & Services ............ — 138,405 — 138,405
Machinery ............................ — 1,655,482 — 1,655,482
Media ............................... — 6,893,600 — 6,893,600
Metals & Mining ....................... — 2,548,446 — 2,548,446
Multi-Utilities .......................... — 1,715,492 — 1,715,492
Oil, Gas & Consumable Fuels ............. — 15,482,511 — 15,482,511
Paper & Forest Products ................. — 348,261 — 348,261
Passenger Airlines ..................... — 902,279 — 902,279
Personal Care Products ................. — 842,078 — 842,078
Pharmaceuticals ....................... — 3,316,444 — 3,316,444
Residential REITs ...................... — 304,101 — 304,101
Semiconductors & Semiconductor Equipment . — 4,117,542 — 4,117,542
Software ............................. — 3,140,438 — 3,140,438
Specialized REITs ...................... — 1,646,110 — 1,646,110
Technology Hardware, Storage & Peripherals . — 1,887,117 — 1,887,117
Textiles, Apparel & Luxury Goods .......... — 201,495 — 201,495
Tobacco ............................. — 1,736,586 — 1,736,586
Trading Companies & Distributors .......... — 1,201,600 — 1,201,600
Transportation Infrastructure .............. — 107,520 — 107,520
Wireless Telecommunication Services ....... — 1,946,309 2,221 1,948,530
Senior Floating Rate Interests ............... — 12,452,214 — 12,452,214
Marketplace Loans ....................... — — 224,077
b
224,077
Foreign Government and Agency Securities .... — 22,075,081 — 22,075,081
U.S. Government and Agency Securities ....... — 643,522 — 643,522
Asset-Backed Securities ................... — 10,227,238 — 10,227,238
Commercial Mortgage-Backed Securities ...... — 19,609,784 — 19,609,784
Mortgage-Backed Securities ................ — 32,946,448 — 32,946,448
Residential Mortgage-Backed Securities ....... — 8,938,001 — 8,938,001
Agency Commercial Mortgage-Backed Securities — 12,364,873 — 12,364,873
Escrows and Litigation Trusts ............... — — 1,172
b
1,172
Options Purchased ....................... — 145,431 — 145,431
Short Term Investments ................... 2,968,479 9,757,604 — 12,726,083
Total Investments in Securities ........... $8,185,887 $283,215,477 $292,404 $291,693,768
Other Financial Instruments:
Forward Exchange Contracts ............... $— $79,452 $— $79,452
Swap Contracts ......................... — 377,922 — 377,922
Unfunded Loan Commitments .............. — 135 — 135
Total Other Financial Instruments ......... $— $457,509 $— $457,509
– – – –
10. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Strategic Income VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 1,996,082 $ — $ 1,996,082
Options Written .......................... — 80,199 — 80,199
Forward Exchange Contracts ............... — 4,345 — 4,345
Futures Contracts ........................ 24,692 — — 24,692
Swap Contracts ......................... — 186,855 — 186,855
Total Other Financial Instruments ......... $24,692 $2,267,481 $— $2,292,173
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

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Franklin Strategic Income VIP Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY
CDX North America High Yield Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust

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Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust

franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4884-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
U.S. Government
Securities VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

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Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 7
Notes to Financial Statements 10
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.77 $10.43 $10.62 $10.44 $11.85 $12.37
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.33 0.31 0.28 0.20 0.12
Net realized and unrealized gains (losses) (0.06) 0.38 (0.16) 0.21 (1.32) (0.32)
Total from investment operations ........ 0.10 0.71 0.15 0.49 (1.12) (0.20)
Less distributions from:
Net investment income .............. (0.39) (0.37) (0.34) (0.31) (0.29) (0.32)
Net asset value, end of period .......... $10.48 $10.77 $10.43 $10.62 $10.44 $11.85
Total return
c
....................... 0.94% 7.01% 1.50% 4.76% (9.50)% (1.62)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.54% 0.53% 0.53% 0.52% 0.49% 0.53%
Expenses net of waiver and payments by
affiliates .......................... 0.53% 0.53%
e
0.53% 0.52%
f
0.49%
f
0.53%
f
Net investment income ............... 2.97% 3.08% 2.96% 2.70% 1.79% 1.03%
Supplemental data
Net assets, end of period (000’s) ........ $28,719 $29,696 $32,918 $35,731 $37,066 $45,733
Portfolio turnover rate ................ 14.29% 23.32% 11.16% 16.46% 9.28% 80.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.50 $10.18 $10.36 $10.19 $11.57 $12.08
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.29 0.28 0.25 0.16 0.09
Net realized and unrealized gains (losses) (0.06) 0.38 (0.14) 0.20 (1.28) (0.31)
Total from investment operations ........ 0.08 0.67 0.14 0.45 (1.12) (0.22)
Less distributions from:
Net investment income .............. (0.36) (0.35) (0.32) (0.28) (0.26) (0.29)
Net asset value, end of period .......... $10.22 $10.50 $10.18 $10.36 $10.19 $11.57
Total return
c
....................... 0.79% 6.69% 1.37% 4.47% (9.75)% (1.83)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.79% 0.78% 0.78% 0.77% 0.74% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.78% 0.78%
e
0.78% 0.77%
f
0.74%
f
0.78%
f
Net investment income ............... 2.72% 2.83% 2.71% 2.45% 1.53% 0.78%
Supplemental data
Net assets, end of period (000’s) ........ $447,735 $467,523 $489,726 $522,181 $555,028 $730,340
Portfolio turnover rate ................ 14.29% 23.32% 11.16% 16.46% 9.28% 80.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments, June 30, 2026
Franklin U.S. Government Securities VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.9%
Financial Services 1.9%
Private Export Funding Corp. , TT , Senior Note , 3.65% , 3/15/30 .
United States 9,075,000 $ 8,809,314
Total Corporate Bonds (Cost $ 9,028,570 ) .....................................
8,809,314
U.S. Government and Agency Securities 14.8%
FHLB ,
4.375%, 6/09/28 .................................. United States 10,000,000 10,041,857
4.125%, 6/01/28 .................................. United States 10,000,000 9,993,669
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 777,500 765,275
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 19,040,000 18,648,044
4%, 7/31/29 ..................................... United States 24,000,000 23,887,969
0.625%, 8/15/30 .................................. United States 8,500,000 7,362,295
Total U.S. Government and Agency Securities (Cost $ 72,748,394 ) ...............
70,699,109
Mortgage-Backed Securities 79.0%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.5%
FHLMC , 5.685%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 United States 39,473 40,346
FHLMC , 5.922% - 6.277%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 2,352,681 2,426,792
2,467,138
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 13.6%
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 505,812 493,122
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 107,515 97,684
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 17,565 16,393
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,661,442 1,609,832
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 479,390 474,576
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,466,575 1,480,978
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 259,089 264,028
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 247,493 253,800
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 54,036 56,157
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 18,821 19,908
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 17,394 18,230
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 3,692,939 2,998,460
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 5,897,272 5,629,474
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 1,760,191 1,721,882
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 11,894,352 11,496,193
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 11,349,643 11,246,325
FHLMC Pool, 30 Year , 5%, 3/01/56 ...................... United States 7,538,980 7,414,191
FHLMC Pool, 30 Year , 5%, 5/01/56 ...................... United States 7,536,846 7,411,504
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 9,973,850 10,086,584
FHLMC Pool, 30 Year , 6%, 10/01/55 ..................... United States 1,785,823 1,828,080
64,617,401
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.5%
FNMA , 3.978% - 5.498%, ( COFI 11th District +/- MBS Margin),
11/01/26 - 11/01/36 ................................ United States 6,819 6,764
FNMA , 4.784% - 6.22%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 62,653 62,904
FNMA , 4.845% - 6.38%, ( 6-month Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 9/01/27 - 3/01/37 ........ United States 127,266 130,423
FNMA , 5.291% - 6.665%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 5,363,999 5,502,656

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 5.27% - 7.008%, ( 1-year CMT T-Note +/- MBS Margin),
10/01/26 - 12/01/40 ................................ United States 1,294,796 $ 1,327,832
7,030,579
Federal National Mortgage Association (FNMA) Fixed Rate 18.2%
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,956,110
FNMA , 5.5%, 4/01/34 ................................ United States 202,875 205,670
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,333,757 1,221,811
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 7,933,365 7,504,370
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 7,339,067 6,190,099
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 16,197,438 13,644,555
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 3,765,890 3,170,102
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,141,921 4,332,916
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 6,778,647 5,702,119
FNMA, 30 Year , 3%, 12/01/42 - 9/01/51 ................... United States 5,685,514 4,990,851
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 6,997,070 6,531,870
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,422,484 1,376,924
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 12,191,891 11,433,799
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,508,583 1,483,138
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 936,307 943,398
FNMA, 30 Year , 5.5%, 12/01/32 - 3/01/54 ................. United States 3,257,892 3,283,802
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 353,139 363,444
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 6,839,720 7,025,275
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 56,754 59,447
FNMA, 30 Year , 6.5%, 10/01/55 ......................... United States 3,381,204 3,501,255
86,920,955
Government National Mortgage Association (GNMA) Fixed Rate 45.2%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 4,948,367 4,983,191
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 139,898 145,202
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 111,927 118,088
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 38,229 39,139
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 980 992
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 23,357 24,232
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 157,335 144,489
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,364,944 2,248,671
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 3,681,061 3,642,086
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,009,937 1,030,245
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 447,913 460,423
GNMA I, Single-family, 30 Year , 6.5%, 6/15/28 - 5/15/37 ...... United States 172,783 177,559
GNMA I, Single-family, 30 Year , 7%, 4/15/28 - 9/15/31 ........ United States 11,271 11,534
GNMA I, Single-family, 30 Year , 7.5%, 2/15/27 .............. United States 103 103
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 5,487,538 4,514,916
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 3,873,624 3,180,902
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 8,682,554 7,129,729
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 5,532,630 4,541,934
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 8,512,766 7,285,637
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 3,590,637 3,073,028
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 24,100,885 20,626,561
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 7,940,614 6,795,877
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,287,958 2,067,388
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 4,322,588 3,886,737
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 11,765,097 10,464,594
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 4,594,663 4,086,759
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 12,315,196 10,953,832
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 4,645,789 4,363,577
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 3,793,132 3,561,921

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments
Franklin U.S. Government Securities VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
See Abbreviations on page 16 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 6,958,370 $ 6,417,465
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 11,679,679 10,754,895
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 11/20/47 ..... United States 16,964,555 15,803,846
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 4,966,017 4,758,836
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 6,760,353 6,682,162
GNMA II, Single-family, 30 Year , 5%, 5/20/54 ............... United States 4,675,488 4,621,189
GNMA II, Single-family, 30 Year , 5%, 9/20/54 ............... United States 4,866,739 4,806,155
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 12/20/54 ...... United States 5,350,033 5,348,533
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,006,114 1,032,532
GNMA II, Single-family, 30 Year , 5.5%, 2/20/54 ............. United States 4,728,328 4,780,578
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 8,364,488 8,448,782
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............. United States 7,689,613 7,767,111
GNMA II, Single-family, 30 Year , 6%, 10/20/54 .............. United States 10,501,400 10,764,518
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 4/20/55 ....... United States 2,125,142 2,185,913
GNMA II, Single-family, 30 Year , 6%, 10/20/55 .............. United States 4,451,826 4,575,577
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 6/20/54 ..... United States 3,780,851 3,936,588
GNMA II, Single-family, 30 Year , 6.5%, 8/20/55 ............. United States 3,144,894 3,261,240
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 1,853 1,931
GNMA II, Single-family, 30 Year , 7.5%, 11/20/26 ............ United States 86 86
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 5 5
215,507,288
Total Mortgage-Backed Securities (Cost $ 412,790,178 ) .........................
376,543,361
Total Long Term Investments (Cost $ 494,567,142 ) .............................
456,051,784
a
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.9%
b,c
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 18,667,793 18,667,793
Total Money Market Funds (Cost $ 18,667,793 ) ................................
18,667,793
Total Short Term Investments (Cost $ 18,667,793 ) ..............................
18,667,793
a
Total Investments (Cost $ 513,234,935 ) 99.6% .................................
$474,719,577
Other Assets, less Liabilities 0.4% ...........................................
1,734,792
Net Assets 100.0% .........................................................
$476,454,369
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
b
See Note 3(e) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Franklin U.S.
Government
Securities VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $494,567,142
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 18,667,793
Value - Unaffiliated issuers .................................................................. $456,051,784
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 18,667,793
Receivables:
Investment securities sold ................................................................... 211,127
Capital shares sold ........................................................................ 89,963
Interest ................................................................................. 2,053,946
Total assets .......................................................................... 477,074,613
Liabilities:
Payables:
Capital shares redeemed ................................................................... 282,050
Management fees ......................................................................... 191,539
Distribution fees .......................................................................... 91,701
Professional fees ......................................................................... 44,134
Trustees' fees and expenses ................................................................. 490
Accrued expenses and other liabilities ........................................................... 10,330
Total liabilities ......................................................................... 620,244
Net assets, at value ................................................................. $476,454,369
Net assets consist of:
Paid-in capital ............................................................................. $656,893,745
Total distributable earnings (losses) ............................................................. (180,439,376)
Net assets, at value ................................................................. $476,454,369
Franklin U.S.
Government
Securities VIP
Fund
Class 1:
Net assets, at value ....................................................................... $28,719,221
Shares outstanding ........................................................................ 2,740,573
Net asset value and maximum offering price per share
a
............................................. $10.48
Class 2:
Net assets, at value ....................................................................... $447,735,148
Shares outstanding ........................................................................ 43,823,305
Net asset value and maximum offering price per share
a
............................................. $10.22
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Franklin U.S.
Government
Securities VIP
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $622,277
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (701,151)
Paid in cash
a
........................................................................... 8,508,624
Total investment income ................................................................... 8,429,750
Expenses:
Management fees (Note 3 a ) ................................................................... 1,206,899
Distribution fees: (Note 3c )
Class 2 ................................................................................ 565,279
Reports to shareholders fees .................................................................. 4,535
Professional fees ........................................................................... 49,389
Trustees' fees and expenses .................................................................. 2,874
Other .................................................................................... 39,152
Total expenses ......................................................................... 1,868,128
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (29,783)
Net expenses ......................................................................... 1,838,345
Net investment income ................................................................ 6,591,405
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (396,692)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,155,521)
Net realized and unrealized gain (loss) ............................................................ (2,552,213)
Net increase (decrease) in net assets resulting from operations .......................................... $4,039,192
a
Includes amortization of premium and accretion of discount.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Franklin U.S. Government Securities VIP
Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,591,405 $14,439,724
Net realized gain (loss) ................................................. (396,692) (5,037,150)
Net change in unrealized appreciation (depreciation) ........................... (2,155,521) 23,506,781
Net increase (decrease) in net assets resulting from operations ................ 4,039,192 32,909,355
Distributions to shareholders:
Class 1 ............................................................. (1,040,447) (1,029,697)
Class 2 ............................................................. (15,352,043) (15,652,905)
Total distributions to shareholders .......................................... (16,392,490) (16,682,602)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (217,141) (4,193,661)
Class 2 ............................................................. (8,194,156) (37,458,193)
Total capital share transactions ............................................ (8,411,297) (41,651,854)
Net increase (decrease) in net assets ................................... (20,764,595) (25,425,101)
Net assets:
Beginning of period ..................................................... 497,218,964 522,644,065
End of period .......................................................... $476,454,369 $497,218,964

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Franklin U.S. Government Securities VIP Fund
10
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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Franklin U.S. Government Securities
VIP Fund (Fund) is included in this report. Shares of the
Fund are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At June 30, 2026,
58.5% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class 1 and
Class 2. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
11
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Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately in the Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
d. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
e. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
b. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.502% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 414124 –
Shares sold ................................... 139,080 $1,501,896 240,655 $2,557,643
Shares issued in reinvestment of distributions .......... 99,374 1,040,447 99,874 1,029,697
Shares redeemed ............................... (255,115) (2,759,484) (737,991) (7,781,001)
Net increase (decrease) .......................... (16,661) $(217,141) (397,462) $(4,193,661)
Class 2 Shares: 4305775 –
Shares sold ................................... 2,008,797 $21,107,362 4,416,715 $45,672,304
Shares issued in reinvestment of distributions .......... 1,503,628 15,352,043 1,555,885 15,652,198
Shares redeemed ............................... (4,235,087) (44,653,561) (9,555,713) (98,782,695)
Net increase (decrease) .......................... (722,662) $(8,194,156) (3,583,113) $(37,458,193)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin U.S. Government Securities VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $37,292,940 $36,459,714 $(55,084,861) $— $— $18,667,793 18,667,793 $622,277
Total Affiliated Securities ... $37,292,940 $36,459,714 $(55,084,861) $— $— $18,667,793 $622,277
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,832,492
Long term ................................................................................ 96,238,795
Total capital loss carryforwards ............................................................... $145,071,287
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$64,815,429 and $64,271,593, respectively.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Cost of investments .......................................................................... $515,019,424
Unrealized appreciation ........................................................................ $717,987
Unrealized depreciation ........................................................................ (41,017,834)
Net unrealized appreciation (depreciation) .......................................................... $(40,299,847)
4. Income Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 8,809,314 $ — $ 8,809,314
U.S. Government and Agency Securities ....... — 70,699,109 — 70,699,109
Mortgage-Backed Securities ................ — 376,543,361 — 376,543,361
Short Term Investments ................... 18,667,793 — — 18,667,793
Total Investments in Securities ........... $18,667,793 $456,051,784 $— $474,719,577
a
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Semiannual Report
Franklin U.S. Government Securities VIP Fund
(continued)
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
T-Note
Treasury Note

Franklin Templeton Variable Insurance Products Trust
17
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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Templeton Variable Insurance Products Trust
18
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Semiannual Report
VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
26
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4830-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Emerging Markets
VIP Fund
(formerly, Templeton Developing Markets VIP Fund)
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Emerging Markets VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.20 $8.53 $8.30 $7.53 $10.76 $11.73
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.16 0.17 0.21
c
0.20 0.10
Net realized and unrealized gains (losses) 4.78 3.76 0.49 0.76 (2.52) (0.70)
Total from investment operations ........ 4.85 3.92 0.66 0.97 (2.32) (0.60)
Less distributions from:
Net investment income .............. (0.25) (0.08) (0.36) (0.19) (0.26) (0.13)
Net realized gains ................. (0.74) (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ................... (0.99) (0.25) (0.43) (0.20) (0.91) (0.37)
Net asset value, end of period .......... $16.06 $12.20 $8.53 $8.30 $7.53 $10.76
Total return
d
....................... 39.63% 46.64% 7.98% 12.77% (21.70)% (5.51)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.10% 1.12% 1.11% 1.10% 1.06% 1.19%
Expenses net of waiver and payments by
affiliates .......................... 1.10%
f
1.12%
f
1.10% 1.09% 1.05% 1.19%
f
Net investment income ............... 1.04% 1.59% 2.02% 2.62%
c
2.39% 0.82%
Supplemental data
Net assets, end of period (000’s) ........ $130,870 $102,063 $74,317 $71,691 $66,115 $83,269
Portfolio turnover rate ................ 11.77% 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.91%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Emerging Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.08 $8.45 $8.23 $7.46 $10.67 $11.64
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.13 0.15 0.19
c
0.17 0.07
Net realized and unrealized gains (losses) 4.72 3.72 0.48 0.76 (2.50) (0.69)
Total from investment operations ........ 4.78 3.85 0.63 0.95 (2.33) (0.62)
Less distributions from:
Net investment income .............. (0.22) (0.05) (0.34) (0.17) (0.23) (0.11)
Net realized gains ................. (0.74) (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ................... (0.96) (0.22) (0.41) (0.18) (0.88) (0.35)
Net asset value, end of period .......... $15.90 $12.08 $8.45 $8.23 $7.46 $10.67
Total return
d
....................... 39.47% 46.27% 7.67% 12.62% (21.98)% (5.74)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.35% 1.37% 1.36% 1.35% 1.31% 1.44%
Expenses net of waiver and payments by
affiliates .......................... 1.35%
f
1.36% 1.35% 1.34% 1.30% 1.44%
f
Net investment income ............... 0.79% 1.33% 1.78% 2.38%
c
2.13% 0.57%
Supplemental data
Net assets, end of period (000’s) ........ $297,012 $218,378 $177,743 $179,472 $164,648 $215,977
Portfolio turnover rate ................ 11.77% 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.67%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Emerging Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.18 $8.52 $8.30 $7.53 $10.73 $11.71
Income from investment operations
a
:
Net investment income
b
............. 0.05 0.13 0.14 0.18
c
0.17 0.05
Net realized and unrealized gains (losses) 4.77 3.74 0.48 0.76 (2.51) (0.70)
Total from investment operations ........ 4.82 3.87 0.62 0.94 (2.34) (0.65)
Less distributions from:
Net investment income .............. (0.21) (0.04) (0.33) (0.16) (0.21) (0.09)
Net realized gains ................. (0.74) (0.17) (0.07) (0.01) (0.65) (0.24)
Total distributions ................... (0.95) (0.21) (0.40) (0.17) (0.86) (0.33)
Net asset value, end of period .......... $16.05 $12.18 $8.52 $8.30 $7.53 $10.73
Total return
d
....................... 39.48% 46.09% 7.51% 12.54% (22.00)% (5.90)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.47% 1.46% 1.45% 1.41% 1.54%
Expenses net of waiver and payments by
affiliates .......................... 1.45%
f
1.47%
f
1.45% 1.44% 1.40% 1.54%
f
Net investment income ............... 0.67% 1.23% 1.68% 2.26%
c
2.01% 0.46%
Supplemental data
Net assets, end of period (000’s) ........ $6,976 $5,355 $4,031 $4,018 $3,444 $4,846
Portfolio turnover rate ................ 11.77% 16.09% 18.66% 25.99% 27.39% 19.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Emerging Markets VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry Shares a Value
a
Common Stocks 96.8%
Brazil 2.4%
Hypera SA ..................... Pharmaceuticals 399,491 $ 1,610,408
TOTVS SA ..................... Software 313,871 1,744,977
Vale SA ........................ Metals & Mining 381,367 5,753,416
XP, Inc. , A ...................... Capital Markets 83,737 1,361,564
10,470,365
Chile 0.9%
Banco Santander Chile , ADR ....... Banks 113,339 3,732,253
China 18.1%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 500,052 5,994,850
a,b
Baidu, Inc. , A .................... Interactive Media & Services 181,806 2,595,472
c,d
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,285,161 2,563,589
BYD Co. Ltd. , H ................. Automobiles 1,002,353 9,287,721
China Merchants Bank Co. Ltd. , A .... Banks 1,205,735 6,312,963
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,513,998 866,089
b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 25,440 340,642
d
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 745,170 373,575
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,716,711
Henan Pinggao Electric Co. Ltd. , A ... Electrical Equipment 1,703,013 4,450,185
b,d
Innovent Biologics, Inc. , 144A , Reg S . Biotechnology 88,483 901,323
a
JD.com, Inc. , A .................. Broadline Retail 56,122 715,017
a,c,d
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 266,594 1,428,914
NARI Technology Co. Ltd. , A ........ Electrical Equipment 1,065,357 3,596,523
a
NetEase, Inc. ................... Entertainment 141,590 3,636,283
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 481,997 3,151,674
Prosus NV ..................... Broadline Retail 245,343 10,661,038
a
Tencent Holdings Ltd. ............. Interactive Media & Services 127,782 7,051,338
a,b,e
Trip.com Group Ltd. .............. Hotels, Restaurants & Leisure 78,424 3,118,155
Uni-President China Holdings Ltd. .... Food Products 1,658,111 1,427,064
Weichai Power Co. Ltd. , H ......... Machinery 518,434 2,274,154
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 174,561 272,719
b,d
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 1,332,684 5,927,188
78,663,187
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 445,313 7,410,702
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 89,098 3,453,807
India 7.1%
ACC Ltd. ....................... Construction Materials 60,356 847,200
Asahi India Glass Ltd. ............. Automobile Components 658 5,922
b
Ather Energy Ltd. ................ Automobiles 84,561 1,021,657
Bajaj Holdings & Investment Ltd. ..... Financial Services 20,735 2,325,913
Brigade Enterprises Ltd. ........... Real Estate Management & Development 143,241 759,617
c
Dr. Reddy's Laboratories Ltd. , ADR ... Pharmaceuticals 69,726 1,010,330
b
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 910,929 2,553,109
Federal Bank Ltd. ................ Banks 152,908 533,866
HDFC Bank Ltd. ................. Banks 721,239 6,086,865
ICICI Bank Ltd. .................. Banks 664,768 9,703,773
Infosys Ltd. ..................... IT Services 115,928 1,229,067
b
Niva Bupa Health Insurance Co. Ltd. .. Insurance 1,200,348 1,074,105

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
b,d
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 1,101,921 $ 1,827,289
b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 319,111 1,994,444
30,973,157
Indonesia 0.2%
Astra International Tbk. PT ......... Industrial Conglomerates 3,311,657 837,175
Italy 0.1%
b,c,d
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 14,268 224,563
Mexico 1.8%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 747,328 7,887,596
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 26,713 1,521,573
Philippines 0.2%
BDO Unibank, Inc. ............... Banks 551,927 1,071,505
Russia 0.0%
b,f,g
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
b,f,g
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.4%
Discovery Ltd. ................... Insurance 312,799 5,050,931
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 151,621 2,319,939
Netcare Ltd. .................... Health Care Providers & Services 2,954,282 3,252,371
10,623,241
South Korea 30.2%
b,c,d
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 63,728 2,607,928
Doosan Bobcat, Inc. .............. Machinery 77,541 3,136,506
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 3,455 894,448
Hyundai Motor Co. ............... Automobiles 17,197 5,605,607
KakaoBank Corp. ................ Banks 182,867 2,487,713
KT Skylife Co. Ltd. ............... Media 92,351 254,918
LG Corp. ....................... Industrial Conglomerates 84,841 5,376,823
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 49,892 1,343,195
NAVER Corp. ................... Interactive Media & Services 19,145 2,484,134
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 208,083 46,173,044
Samsung Life Insurance Co. Ltd. ..... Insurance 17,007 4,478,331
b
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 1,426 454,510
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 31,639 55,829,627
131,126,784
Taiwan 27.7%
b,d,e
FIT Hon Teng Ltd. , 144A , Reg S ..... Electronic Equipment, Instruments &
Components 1,713,133 1,579,701
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,039,792 8,297,219
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 991,498 7,017,094
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 136,566 18,609,128
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 970,592 76,570,276

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 420,230 $ 8,464,587
120,538,005
Thailand 1.1%
Kasikornbank PCL ............... Banks 197,437 1,298,380
Minor International PCL ............ Hotels, Restaurants & Leisure 2,463,103 1,841,401
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 762,372
Thai Beverage PCL ............... Beverages 2,310,605 780,577
4,682,730
Turkiye 0.1%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 57,104 447,893
United Arab Emirates 0.6%
Emaar Development PJSC ......... Real Estate Management & Development 280,976 1,058,604
Emirates Central Cooling Systems Corp. Water Utilities 1,846,885 820,336
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,589,254 562,930
2,441,870
United States 1.1%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 62,192 2,408,696
Genpact Ltd. .................... Professional Services 93,609 2,574,248
4,982,944
Total Common Stocks (Cost $ 196,103,431 ) .....................................
421,089,350
a
Preferred Stocks 3.9%
Brazil 3.9%
Banco Bradesco SA , ADR .......... Banks 1,550,155 5,379,038
h
Itau Unibanco Holding SA , ADR , 3 .59 % Banks 911,043 7,443,221
h
Petroleo Brasileiro SA - Petrobras ,
1 .34% ....................... Oil, Gas & Consumable Fuels 526,365 3,854,212
16,676,471
Total Preferred Stocks (Cost $ 9,863,251 ) .......................................
16,676,471
a a a a a
Escrows and Litigation Trusts 0.0%
†
b
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 120,977
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
120,977
Total Long Term Investments (Cost $ 205,966,682 ) ...............................
437,886,798
Short Term Investments 0.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
i,j
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 1,956 1,956
Total Money Market Funds (Cost $ 1,956 ) .......................................
1,956

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
k
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
i,j
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 1,096,380 $ 1,096,380
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,096,380 ) .................................................................
1,096,380
a a a a a
Total Short Term Investments (Cost $ 1,098,336 ) .................................
1,098,336
a a a
Total Investments (Cost $ 207,065,018 ) 101.0% ..................................
$438,985,134
Other Assets, less Liabilities (1.0) % ...........................................
(4,126,396)
Net Assets 100.0% ...........................................................
$434,858,738
a a a
See Abbreviations on page 20 .
†
Rounds to less than 0.1% of net assets.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $24,540,029, representing 5.6% of net assets.
b
Non-income producing.
c
A portion or all of the security is on loan at June 30, 2026. See Note 1(d).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $17,434,070, representing 4.0% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
f
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
g
See Note 6 regarding investments in Russian securities.
h
Variable rate security. The rate shown represents the yield at period end.
i
See Note 3(e) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(d) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Emerging
Markets VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $205,966,682
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 1,098,336
Value - Unaffiliated issuers (Includes securities loaned of $ 2,819,596 ) .................................. $437,886,798
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 1,098,336
Foreign currency, at value (cost $ 4,345 ) .......................................................... 4,334
Receivables:
Investment securities sold ................................................................... 378,801
Capital shares sold ........................................................................ 189,770
Dividends ............................................................................... 1,142,964
Total assets .......................................................................... 440,701,003
Liabilities:
Payables:
Investment securities purchased .............................................................. 931,939
Capital shares redeemed ................................................................... 1,249,965
Management fees ......................................................................... 377,566
Distribution fees .......................................................................... 63,491
Funds advanced by custodian ................................................................. 353,408
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,096,380
Deferred taxes on unrealized appreciation ........................................................ 1,697,938
Accrued expenses and other liabilities ........................................................... 71,578
Total liabilities ......................................................................... 5,842,265
Net assets, at value ................................................................. $434,858,738
Net assets consist of:
Paid-in capital ............................................................................. $176,583,489
Total distributable earnings (losses) ............................................................. 258,275,249
Net assets, at value ................................................................. $434,858,738
Templeton
Emerging
Markets VIP
Fund
Class 1:
Net assets, at value ....................................................................... $130,869,854
Shares outstanding ........................................................................ 8,148,339
Net asset value and maximum offering price per share
a
............................................. $16.06
Class 2:
Net assets, at value ....................................................................... $297,012,398
Shares outstanding ........................................................................ 18,683,637
Net asset value and maximum offering price per share
a
............................................. $15.90
Class 4:
Net assets, at value ....................................................................... $6,976,486
Shares outstanding ........................................................................ 434,780
Net asset value and maximum offering price per share
a
............................................. $16.05
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Emerging
Markets VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $354,383)
Unaffiliated issuers ........................................................................ $4,039,510
Non-controlled affiliates (Note 3 e ) ............................................................. 60,280
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,184)
Non-controlled affiliates (Note 3 e ) ............................................................. 15,168
Total investment income ................................................................... 4,109,774
Expenses:
Management fees (Note 3 a ) ................................................................... 2,017,204
Distribution fees: (Note 3c )
Class 2 ................................................................................ 326,781
Class 4 ................................................................................ 11,004
Custodian fees ............................................................................ 30,063
Reports to shareholders fees .................................................................. 10,110
Professional fees ........................................................................... 42,707
Trustees' fees and expenses .................................................................. 1,822
Other .................................................................................... 12,200
Total expenses ......................................................................... 2,451,891
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (3,341)
Net expenses ......................................................................... 2,448,550
Net investment income ................................................................ 1,661,224
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $138,950)
Unaffiliated issuers ...................................................................... 33,976,385
Foreign currency transactions ................................................................ (35,063)
Net realized gain (loss) .................................................................. 33,941,322
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 90,990,096
Translation of other assets and liabilities denominated in foreign currencies .............................. (34,375)
Change in deferred taxes on unrealized appreciation ............................................... 723,896
Net change in unrealized appreciation (depreciation) ............................................ 91,679,617
Net realized and unrealized gain (loss) ............................................................ 125,620,939
Net increase (decrease) in net assets resulting from operations .......................................... $127,282,163

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton Emerging Markets VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,661,224 $4,113,638
Net realized gain (loss) ................................................. 33,941,322 20,218,198
Net change in unrealized appreciation (depreciation) ........................... 91,679,617 87,804,744
Net increase (decrease) in net assets resulting from operations ................ 127,282,163 112,136,580
Distributions to shareholders:
Class 1 ............................................................. (7,699,225) (2,121,025)
Class 2 ............................................................. (17,189,571) (4,474,091)
Class 4 ............................................................. (399,557) (93,106)
Total distributions to shareholders .......................................... (25,288,353) (6,688,222)
Capital share transactions: (Note 2 )
Class 1 ............................................................. (2,475,403) (3,803,318)
Class 2 ............................................................. 9,587,983 (31,650,733)
Class 4 ............................................................. (44,044) (289,836)
Total capital share transactions ............................................ 7,068,536 (35,743,887)
Net increase (decrease) in net assets ................................... 109,062,346 69,704,471
Net assets:
Beginning of period ..................................................... 325,796,392 256,091,921
End of period .......................................................... $434,858,738 $325,796,392

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Emerging Markets VIP Fund
12
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1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Emerging Markets VIP
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. The Fund offers
three classes of shares: Class 1, Class 2 and Class 4. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
Effective May 1, 2026, Templeton Developing Markets VIP
Fund was renamed Templeton Emerging Markets VIP Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Templeton Emerging Markets VIP Fund
(continued)
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, at June
30, 2026, the Fund held $1,882,975 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Templeton Emerging Markets VIP Fund
(continued)
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Templeton Emerging Markets VIP Fund
(continued)
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: 565212 –
Shares sold ................................... 319,093 $4,626,453 1,112,439 $11,678,521
Shares issued in reinvestment of distributions .......... 472,055 7,699,225 216,210 2,121,025
Shares redeemed ............................... (1,008,911) (14,801,081) (1,676,097) (17,602,864)
Net increase (decrease) .......................... (217,763) $(2,475,403) (347,448) $(3,803,318)
Class 2 Shares: 2358686 –
Shares sold ................................... 2,299,550 $32,273,534 3,292,342 $32,975,645
Shares issued in reinvestment of distributions .......... 1,065,029 17,189,571 460,297 4,474,091
Shares redeemed ............................... (2,762,478) (39,875,122) (6,713,426) (69,100,469)
Net increase (decrease) .......................... 602,101 $9,587,983 (2,960,787) $(31,650,733)
Class 4 Shares: 38402 –
Shares sold ................................... 55,510 $769,780 57,158 $629,315
Shares issued in reinvestment of distributions .......... 24,528 399,557 9,491 93,106
Shares redeemed ............................... (84,766) (1,213,381) (100,323) (1,012,257)
Net increase (decrease) .......................... (4,728) $(44,044) (33,674) $(289,836)
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Templeton Emerging Markets VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 1.050% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Templeton Emerging Markets VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$45,414,763 and $60,872,419, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,096,380 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $725 $31,830,459 $(31,829,228) $— $— $1,956 1,956 $60,280
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $4,301,504 $6,769,078 $(9,974,202) $— $— $1,096,380 1,096,380 $15,168
Total Affiliated Securities ... $4,302,229 $38,599,537 $(41,803,430) $— $— $1,098,336 $75,448
Cost of investments .......................................................................... $213,329,419
Unrealized appreciation ........................................................................ $255,869,862
Unrealized depreciation ........................................................................ (30,214,147)
Net unrealized appreciation (depreciation) .......................................................... $225,655,715
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Templeton Emerging Markets VIP Fund
(continued)
not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2026.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Emerging Markets VIP Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 10,470,365 $ — $ — $ 10,470,365
Chile ................................ 3,732,253 — — 3,732,253
China ............................... 1,767,706 76,895,481 — 78,663,187
Hong Kong ........................... — 7,410,702 — 7,410,702
Hungary ............................. — 3,453,807 — 3,453,807
India ................................ 3,004,774 27,968,383 — 30,973,157
Indonesia ............................ 837,175 — — 837,175
Italy ................................. — 224,563 — 224,563
Mexico .............................. 7,887,596 — — 7,887,596
Peru ................................ 1,521,573 — — 1,521,573
Philippines ............................ — 1,071,505 — 1,071,505
Russia ............................... — — —
b
—
South Africa ........................... — 10,623,241 — 10,623,241
South Korea .......................... — 131,126,784 — 131,126,784
Taiwan ............................... — 120,538,005 — 120,538,005
Thailand ............................. 762,372 3,920,358 — 4,682,730
Turkiye .............................. — 447,893 — 447,893
United Arab Emirates .................... — 2,441,870 — 2,441,870
United States .......................... 4,982,944 — — 4,982,944
Preferred Stocks ........................ 16,676,471 — — 16,676,471
Escrows and Litigation Trusts ............... — 120,977 — 120,977
Short Term Investments ................... 1,098,336 — — 1,098,336
Total Investments in Securities ........... $52,741,565 $386,243,569
c
$— $438,985,134
7. Credit Facility
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Emerging Markets VIP Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $386,243,569, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

Franklin Templeton Variable Insurance Products Trust
28
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Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
30
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

381-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Foreign VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.63 $14.08 $14.57 $12.44 $13.90 $13.57
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.32 0.32 0.33 0.30 0.23
Net realized and unrealized gains (losses) 2.32 3.67 (0.42) 2.27 (1.33) 0.39
Total from investment operations ........ 2.56 3.99 (0.10) 2.60 (1.03) 0.62
Less distributions from:
Net investment income .............. (0.46) (0.41) (0.39) (0.47) (0.43) (0.29)
Net realized gains ................. (1.40) (1.03) — — — —
Total distributions ................... (1.86) (1.44) (0.39) (0.47) (0.43) (0.29)
Net asset value, end of period .......... $17.33 $16.63 $14.08 $14.57 $12.44 $13.90
Total return
c
....................... 15.21% 29.51% (0.79)% 21.09% (7.39)% 4.44%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.83% 0.81% 0.82% 0.79% 0.87%
Expenses net of waiver and payments by
affiliates .......................... 0.81% 0.82% 0.80% 0.80% 0.78% 0.86%
Net investment income ............... 2.64% 2.10% 2.18% 2.39% 2.41% 1.58%
Supplemental data
Net assets , end of period (000’s) ........ $136,299 $123,373 $101,005 $107,439 $95,961 $114,563
Portfolio turnover rate ................ 18.51% 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.22 $13.76 $14.24 $12.17 $13.59 $13.28
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.28 0.28 0.29 0.27 0.19
Net realized and unrealized gains (losses) 2.26 3.58 (0.41) 2.21 (1.31) 0.38
Total from investment operations ........ 2.47 3.86 (0.13) 2.50 (1.04) 0.57
Less distributions from:
Net investment income .............. (0.42) (0.37) (0.35) (0.43) (0.38) (0.26)
Net realized gains ................. (1.40) (1.03) — — — —
Total distributions ................... (1.82) (1.40) (0.35) (0.43) (0.38) (0.26)
Net asset value, end of period .......... $16.87 $16.22 $13.76 $14.24 $12.17 $13.59
Total return
c
....................... 15.03% 29.19% (1.00)% 20.76% (7.61)% 4.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.08% 1.06% 1.07% 1.04% 1.11%
Expenses net of waiver and payments by
affiliates .......................... 1.06% 1.07% 1.05% 1.05% 1.03% 1.11%
e
Net investment income ............... 2.37% 1.85% 1.96% 2.14% 2.17% 1.35%
Supplemental data
Net assets , end of period (000’s) ........ $723,504 $693,388 $618,695 $707,601 $691,189 $831,031
Portfolio turnover rate ................ 18.51% 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.61 $14.07 $14.55 $12.42 $13.87 $13.54
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.27 0.27 0.28 0.26 0.18
Net realized and unrealized gains (losses) 2.33 3.65 (0.41) 2.27 (1.34) 0.39
Total from investment operations ........ 2.53 3.92 (0.14) 2.55 (1.08) 0.57
Less distributions from:
Net investment income .............. (0.40) (0.35) (0.34) (0.42) (0.37) (0.24)
Net realized gains ................. (1.40) (1.03) — — — —
Total distributions ................... (1.80) (1.38) (0.34) (0.42) (0.37) (0.24)
Net asset value, end of period .......... $17.34 $16.61 $14.07 $14.55 $12.42 $13.87
Total return
c
....................... 15.04% 28.97% (1.08)% 20.69% (7.75)% 4.10%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.17% 1.18% 1.16% 1.17% 1.14% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.16% 1.17% 1.15% 1.15% 1.12% 1.21%
e
Net investment income ............... 2.27% 1.76% 1.84% 2.03% 2.06% 1.22%
Supplemental data
Net assets , end of period (000’s) ........ $77,298 $75,531 $70,777 $77,354 $76,110 $91,428
Portfolio turnover rate ................ 18.51% 65.93% 25.29% 15.07% 19.38% 26.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Foreign VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Automobiles 2.9%
BYD Co. Ltd. , H .................................... China 940,000 $ 8,709,964
a
Toyota Motor Corp. , ADR ............................. Japan 108,000 18,189,360
26,899,324
Banks 13.1%
HDFC Bank Ltd. .................................... India 2,291,996 19,343,201
ING Groep NV ..................................... Netherlands 794,985 25,084,414
Japan Post Bank Co. Ltd. ............................. Japan 761,100 14,485,522
Lloyds Banking Group plc ............................. United Kingdom 6,844,504 10,017,123
Royal Bank of Canada ............................... Canada 106,000 21,949,642
Standard Chartered plc ............................... United Kingdom 816,655 22,084,454
Sumitomo Mitsui Financial Group, Inc. .................... Japan 253,500 9,936,961
122,901,317
Beverages 3.5%
a
Diageo plc , ADR .................................... United Kingdom 170,600 13,712,828
Heineken NV ...................................... Netherlands 228,360 19,173,699
32,886,527
Broadline Retail 2.2%
b
Alibaba Group Holding Ltd. ............................ China 784,200 9,401,344
a,b
JD.com, Inc. , ADR ................................... China 435,483 11,096,107
20,497,451
Building Products 1.6%
Cie de Saint-Gobain SA .............................. France 162,458 14,732,079
Capital Markets 5.6%
Daiwa Securities Group, Inc. ........................... Japan 1,126,900 11,176,307
c
Euronext NV , 144A , Reg S ............................ Netherlands 121,459 19,427,513
a
UBS Group AG ..................................... Switzerland 439,909 21,801,890
52,405,710
Chemicals 1.6%
Akzo Nobel NV ..................................... Netherlands 224,812 15,288,539
Construction & Engineering 1.6%
Vinci SA .......................................... France 100,874 14,732,459
Construction Materials 2.1%
CRH plc .......................................... United States 181,255 19,394,285
Consumer Staples Distribution & Retail 1.4%
Carrefour SA ....................................... France 716,305 13,298,190
Containers & Packaging 2.4%
Smurfit Westrock plc ................................. United States 483,615 22,372,030
Diversified Telecommunication Services 1.1%
Deutsche Telekom AG ................................ Germany 385,460 10,509,296
Electric Utilities 2.9%
SSE plc .......................................... United Kingdom 848,816 27,384,951
Electrical Equipment 3.1%
Mitsubishi Electric Corp. .............................. Japan 460,800 16,899,614
Siemens Energy AG ................................. Germany 63,076 12,024,904
28,924,518
Household Durables 1.3%
Barratt Redrow plc .................................. United Kingdom 3,352,325 12,502,042

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 3.1%
AIA Group Ltd. ..................................... Hong Kong 1,459,200 $ 13,359,319
Manulife Financial Corp. .............................. Canada 374,800 15,200,773
28,560,092
Interactive Media & Services 1.0%
b
Tencent Holdings Ltd. ................................ China 167,500 9,243,078
Machinery 5.9%
a
CNH Industrial NV ................................... United States 1,189,028 13,352,784
Daimler Truck Holding AG ............................. Germany 295,983 14,274,984
a
Ebara Corp. ....................................... Japan 460,800 18,046,092
IHI Corp. .......................................... Japan 553,200 9,339,802
55,013,662
Metals & Mining 2.4%
Norsk Hydro ASA ................................... Norway 1,590,204 14,389,412
Rio Tinto plc ....................................... Australia 87,000 8,230,619
22,620,031
Multi-Utilities 1.9%
Veolia Environnement SA ............................. France 429,683 17,905,434
Oil, Gas & Consumable Fuels 5.0%
BP plc ............................................ United States 4,236,802 26,114,574
Shell plc .......................................... United States 535,944 20,824,100
46,938,674
Personal Care Products 1.7%
Unilever plc ........................................ United Kingdom 268,892 16,151,700
Pharmaceuticals 7.7%
AstraZeneca plc .................................... United Kingdom 198,564 37,072,756
Novo Nordisk A/S , B ................................. Denmark 327,106 15,709,906
Sanofi SA ......................................... United States 229,484 19,621,717
72,404,379
Semiconductors & Semiconductor Equipment 10.4%
Infineon Technologies AG ............................. Germany 288,827 27,208,065
STMicroelectronics NV ............................... Singapore 240,848 17,815,772
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 668,000 52,698,708
97,722,545
Specialty Retail 1.2%
JD Sports Fashion plc ................................ United Kingdom 10,266,173 11,538,847
Technology Hardware, Storage & Peripherals 6.8%
Samsung Electronics Co. Ltd. .......................... South Korea 288,754 64,073,716
Textiles, Apparel & Luxury Goods 3.5%
adidas AG ......................................... Germany 119,009 24,424,170
LVMH Moet Hennessy Louis Vuitton SE .................. France 14,363 7,943,606
32,367,776
Total Common Stocks (Cost $ 625,972,113 ) ...................................
909,268,652

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
Short Term Investments 5.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 21,949,312 $ 21,949,312
Total Money Market Funds (Cost $ 21,949,312 ) ................................
21,949,312
f
Investments from Cash Collateral Received for
Loaned Securities 2.9%
Money Market Funds 2.9%
d,e
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 27,465,925 27,465,925
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 27,465,925 ) .........................................................
27,465,925
Total Short Term Investments (Cost $ 49,415,237 ) ..............................
49,415,237
a
Total Investments (Cost $ 675,387,350 ) 102.3% ................................
$958,683,889
Other Assets, less Liabilities (2.3) % .........................................
(21,582,976)
Net Assets 100.0% .........................................................
$937,100,913
a a a
See Abbreviations on page 19 .
a
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
b
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the aggregate value of these securities was $29,740,529, representing 3.2% of net assets.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the value of this security was
$19,427,513, representing 2.1% of net assets.
d
See Note 3(e) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(c) regarding securities on loan.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
Templeton
Foreign VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $625,972,113
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 49,415,237
Value - Unaffiliated issuers (Includes securities loaned of $ 51,969,474 ) ................................. $909,268,652
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 49,415,237
Foreign currency, at value (cost $ 506,471 ) ........................................................ 506,472
Receivables:
Investment securities sold ................................................................... 5,781,664
Capital shares sold ........................................................................ 137,417
Dividends ............................................................................... 2,933,505
European Union tax reclaims (Note 1 d ) ......................................................... 134,945
Total assets .......................................................................... 968,177,892
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,335
Capital shares redeemed ................................................................... 580,237
Management fees ......................................................................... 606,957
Distribution fees .......................................................................... 171,624
Trustees' fees and expenses ................................................................. 357
Payable upon return of securities loaned (Note 1 c ) .................................................. 27,465,925
Deferred taxes on unrealized appreciation ........................................................ 2,160,091
Accrued expenses and other liabilities ........................................................... 89,453
Total liabilities ......................................................................... 31,076,979
Net assets, at value ................................................................. $937,100,913
Net assets consist of:
Paid-in capital ............................................................................. $604,566,964
Total distributable earnings (losses) ............................................................. 332,533,949
Net assets, at value ................................................................. $937,100,913
Templeton
Foreign VIP
Fund
Class 1:
Net assets, at value ....................................................................... $136,299,034
Shares outstanding ........................................................................ 7,867,092
Net asset value and maximum offering price per share
a
............................................. $17.33
Class 2:
Net assets, at value ....................................................................... $723,503,569
Shares outstanding ........................................................................ 42,883,367
Net asset value and maximum offering price per share
a
............................................. $16.87
Class 4:
Net assets, at value ....................................................................... $77,298,310
Shares outstanding ........................................................................ 4,458,377
Net asset value and maximum offering price per share
a
............................................. $17.34
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Foreign VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $1,132,268)
Unaffiliated issuers ........................................................................ $15,261,597
Non-controlled affiliates (Note 3 e ) ............................................................. 385,535
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (460,595)
Non-controlled affiliates (Note 3 e ) ............................................................. 581,603
Other income (Note 1 d ) ...................................................................... 734
Total investment income ................................................................... 15,768,874
Expenses:
Management fees (Note 3 a ) ................................................................... 3,647,297
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 889,607
    Class 4 ................................................................................ 134,177
Custodian fees ............................................................................ 26,626
Reports to shareholders fees .................................................................. 24,406
Professional fees ........................................................................... 40,640
Trustees' fees and expenses .................................................................. 4,865
Other .................................................................................... 22,093
Total expenses ......................................................................... 4,789,711
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (36,466)
Net expenses ......................................................................... 4,753,245
Net investment income ................................................................ 11,015,629
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 50,324,287
Foreign currency transactions ................................................................ (9,765)
Net realized gain (loss) .................................................................. 50,314,522
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 68,142,150
Translation of other assets and liabilities denominated in foreign currencies .............................. (147,118)
Change in deferred taxes on unrealized appreciation ............................................... 167,438
Net change in unrealized appreciation (depreciation) ............................................ 68,162,470
Net realized and unrealized gain (loss) ............................................................ 118,476,992
Net increase (decrease) in net assets resulting from operations .......................................... $129,492,621

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton Foreign VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,015,629 $16,052,322
Net realized gain (loss) ................................................. 50,314,522 76,238,951
Net change in unrealized appreciation (depreciation) ........................... 68,162,470 125,272,535
Net increase (decrease) in net assets resulting from operations ................ 129,492,621 217,563,808
Distributions to shareholders:
Class 1 ............................................................. (13,253,526) (10,104,566)
Class 2 ............................................................. (70,670,730) (59,153,220)
Class 4 ............................................................. (7,324,456) (6,332,646)
Total distributions to shareholders .......................................... (91,248,712) (75,590,432)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 7,723,964 3,453,138
Class 2 ............................................................. 591,781 (35,770,142)
Class 4 ............................................................. (1,751,431) (7,840,630)
Total capital share transactions ............................................ 6,564,314 (40,157,634)
Net increase (decrease) in net assets ................................... 44,808,223 101,815,742
Net assets:
Beginning of period ..................................................... 892,292,690 790,476,948
End of period .......................................................... $937,100,913 $892,292,690

Franklin Templeton Variable Insurance Products Trust
11
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Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Foreign VIP Fund
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Foreign VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
12
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc.,
an affiliate of the Fund. Additionally, at June 30, 2026, the
Fund held $26,832,831 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
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Templeton Foreign VIP Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares: (693432) –
Shares sold ................................... 64,447 $1,170,105 256,356 $3,969,081
Shares issued in reinvestment of distributions .......... 754,327 13,253,526 674,988 10,104,566
Shares redeemed ............................... (371,692) (6,699,667) (684,994) (10,620,509)
Net increase (decrease) .......................... 447,082 $7,723,964 246,350 $3,453,138
Class 2 Shares: 2078014 –
Shares sold ................................... 557,245 $9,666,992 2,745,025 $40,653,699
Shares issued in reinvestment of distributions .......... 4,130,376 70,670,730 4,046,048 59,153,220
Shares redeemed ............................... (4,562,147) (79,745,941) (8,994,562) (135,577,061)
Net increase (decrease) .......................... 125,474 $591,781 (2,203,489) $(35,770,142)
Class 4 Shares: 573409 –
Shares sold ................................... 177,792 $3,220,291 260,920 $3,899,300
Shares issued in reinvestment of distributions .......... 416,636 7,324,456 422,740 6,332,646
Shares redeemed ............................... (682,588) (12,296,178) (1,168,908) (18,072,576)
Net increase (decrease) .......................... (88,160) $(1,751,431) (485,248) $(7,840,630)
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.794% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
0.800% Up to and including $700 million
0.775% Over $700 million, up to and including $1.2 billion
0.675% In excess of $1.2 billion
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
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Templeton Foreign VIP Fund
(continued)
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$167,386,707 and $245,146,313, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$27,465,925 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $19,280,919 $134,446,193 $(131,777,800) $— $— $21,949,312 21,949,312 $385,535
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $49,944,756 $157,398,492 $(179,877,323) $— $— $27,465,925 27,465,925 $581,603
Total Affiliated Securities ... $69,225,675 $291,844,685 $(311,655,123) $— $— $49,415,237 $967,138
Cost of investments .......................................................................... $683,694,448
Unrealized appreciation ........................................................................ $314,919,676
Unrealized depreciation ........................................................................ (39,930,235)
Net unrealized appreciation (depreciation) .......................................................... $274,989,441
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
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Templeton Foreign VIP Fund
(continued)
not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Concentration of Risk
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
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Semiannual Report
Templeton Foreign VIP Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Automobiles .......................... $ 18,189,360 $ 8,709,964 $ — $ 26,899,324
Banks ............................... 21,949,642 100,951,675 — 122,901,317
Beverages ........................... 13,712,828 19,173,699 — 32,886,527
Broadline Retail ....................... 11,096,107 9,401,344 — 20,497,451
Building Products ...................... — 14,732,079 — 14,732,079
Capital Markets ........................ 21,801,890 30,603,820 — 52,405,710
Chemicals ........................... — 15,288,539 — 15,288,539
Construction & Engineering ............... — 14,732,459 — 14,732,459
Construction Materials .................. 19,394,285 — — 19,394,285
Consumer Staples Distribution & Retail ...... — 13,298,190 — 13,298,190
Containers & Packaging ................. 22,372,030 — — 22,372,030
Diversified Telecommunication Services ..... — 10,509,296 — 10,509,296
Electric Utilities ........................ — 27,384,951 — 27,384,951
Electrical Equipment .................... — 28,924,518 — 28,924,518
Household Durables .................... — 12,502,042 — 12,502,042
Insurance ............................ 15,200,773 13,359,319 — 28,560,092
Interactive Media & Services .............. — 9,243,078 — 9,243,078
Machinery ............................ 13,352,784 41,660,878 — 55,013,662
Metals & Mining ....................... — 22,620,031 — 22,620,031
Multi-Utilities .......................... — 17,905,434 — 17,905,434
Oil, Gas & Consumable Fuels ............. — 46,938,674 — 46,938,674
Personal Care Products ................. — 16,151,700 — 16,151,700
Pharmaceuticals ....................... — 72,404,379 — 72,404,379
Semiconductors & Semiconductor Equipment . — 97,722,545 — 97,722,545
Specialty Retail ........................ — 11,538,847 — 11,538,847
Technology Hardware, Storage & Peripherals . — 64,073,716 — 64,073,716
Textiles, Apparel & Luxury Goods .......... — 32,367,776 — 32,367,776
Short Term Investments ................... 49,415,237 — — 49,415,237
Total Investments in Securities ........... $206,484,936 $752,198,953
b
$— $958,683,889
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $752,198,953, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

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Templeton Foreign VIP Fund
(continued)
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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Semiannual Report
other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Templeton Variable Insurance Products Trust
28
franklintempleton.com
Semiannual Report
Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

Franklin Templeton Variable Insurance Products Trust
29
franklintempleton.com
Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

523-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Global Bond VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 25
Results of Meeting(s) of Shareholders 25
Remuneration Paid to Directors, Officers and Others 25
Board Approval of Management and Subadvisory Agreements 25

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.00 $12.06 $13.57 $13.15 $13.82 $14.49
Income from investment operations
a
:
Net investment income
b
............. 0.40 0.78 0.67 0.51 0.47 0.48
Net realized and unrealized gains (losses) (0.09) 1.16 (2.18) (0.09) (1.14) (1.15)
Total from investment operations ........ 0.31 1.94 (1.51) 0.42 (0.67) (0.67)
Less distributions from:
Net investment income .............. (0.50) — — — — —
Net asset value, end of period .......... $13.81 $14.00 $12.06 $13.57 $13.15 $13.82
Total return
c
....................... 2.21% 16.09% (11.13)% 3.19% (4.85)% (4.62)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.51% 0.49% 0.50% 0.50% 0.50% 0.51%
Expenses net of waiver and payments by
affiliates .......................... 0.48% 0.46% 0.48% 0.48% 0.48% 0.50%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.48% 0.46% 0.48% 0.44% 0.48%
e
0.50%
e
Net investment income ............... 5.66% 5.86% 5.22% 3.94% 3.56% 3.42%
Supplemental data
Net assets, end of period (000’s) ........ $174,309 $171,108 $154,393 $162,098 $153,423 $204,318
Portfolio turnover rate ................ —% 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.17 $11.38 $12.84 $12.47 $13.13 $13.82
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.70 0.60 0.45 0.41 0.43
Net realized and unrealized gains (losses) (0.07) 1.09 (2.06) (0.08) (1.07) (1.12)
Total from investment operations ........ 0.29 1.79 (1.46) 0.37 (0.66) (0.69)
Less distributions from:
Net investment income .............. (0.47) — — — — —
Net asset value, end of period .......... $12.99 $13.17 $11.38 $12.84 $12.47 $13.13
Total return
c
....................... 2.17% 15.73% (11.37)% 2.88% (4.95)% (4.99)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.76% 0.74% 0.75% 0.75% 0.75% 0.76%
Expenses net of waiver and payments by
affiliates .......................... 0.73% 0.71% 0.73% 0.73% 0.73% 0.75%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.73% 0.71% 0.73% 0.69% 0.73%
e
0.75%
e
Net investment income ............... 5.40% 5.61% 4.96% 3.66% 3.31% 3.17%
Supplemental data
Net assets, end of period (000’s) ........ $1,174,766 $1,202,628 $1,167,095 $1,404,468 $1,527,997 $1,859,619
Portfolio turnover rate ................ —% 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.44 $11.63 $13.13 $12.77 $13.46 $14.17
Income from investment operations
a
:
Net investment income
b
............. 0.36 0.71 0.61 0.45 0.41 0.42
Net realized and unrealized gains (losses) (0.08) 1.10 (2.11) (0.09) (1.10) (1.13)
Total from investment operations ........ 0.28 1.81 (1.50) 0.36 (0.69) (0.71)
Less distributions from:
Net investment income .............. (0.45) — — — — —
Net asset value, end of period .......... $13.27 $13.44 $11.63 $13.13 $12.77 $13.46
Total return
c
....................... 2.09% 15.56% (11.42)% 2.82% (5.13)% (5.01)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.86% 0.84% 0.85% 0.85% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates .......................... 0.83% 0.81% 0.83% 0.83% 0.83% 0.85%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.83% 0.81% 0.83% 0.79% 0.83%
e
0.85%
e
Net investment income ............... 5.30% 5.51% 4.86% 3.56% 3.21% 3.07%
Supplemental data
Net assets, end of period (000’s) ........ $45,336 $46,316 $43,727 $51,317 $55,577 $71,454
Portfolio turnover rate ................ —% 26.12% 37.96% 106.76% 14.78% 27.65%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Global Bond VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 73.9%
Australia 7.9%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 7,096,000 AUD $ 4,096,733
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 23,687,819
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 23,430,000 AUD 13,306,223
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 28,063,389
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 37,794,000 AUD 20,934,388
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 20,178,427
110,266,979
Brazil 9.2%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 7,695,000 BRL 1,464,629
10% , 1/01/31 .................. 435,778,000 BRL 73,405,995
10% , 1/01/33 .................. 130,494,000 BRL 21,002,948
F , 10% , 1/01/29 ................ 182,536,000 BRL 32,618,803
128,492,375
Colombia 3.8%
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 45,240,000,000 COP 13,964,951
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 11,946,094
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 2,078,709
B , 9.25% , 5/28/42 .............. 105,895,500,000 COP 25,271,620
53,261,374
Egypt 2.7%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 16,780,000 16,466,948
Senior Bond , 144A, 8.7% , 3/01/49 .. 5,020,000 4,963,281
Senior Bond , 144A, 8.875% , 5/29/50 11,120,000 11,114,670
Senior Bond , 144A, 8.75% , 9/30/51 . 4,820,000 4,780,165
37,325,064
Ghana 0.5%
a
Ghana Government Bond ,
Senior Bond , 144A, 5% , 7/03/35 .... 2,250,000 2,089,009
Senior Bond , 144A, 1.5% , 1/03/37 .. 7,130,000 4,240,893
6,329,902
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 8,044,000 EUR 9,807,795
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 9,091,000 EUR 10,442,362
20,250,157
India 7.1%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 5,433,687
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 20,498,625

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Bond , 7.18% , 8/14/33 ...... 3,641,200,000 INR $ 39,560,024
Senior Bond , 7.1% , 4/08/34 ....... 552,840,000 INR 5,967,003
Senior Bond , 6.79% , 10/07/34 ..... 1,290,600,000 INR 13,676,998
Senior Note , 7.1% , 4/18/29 ....... 1,222,620,000 INR 13,232,067
98,368,404
Malaysia 9.4%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 68,750,000 MYR 16,921,013
3.892% , 3/15/27 ................ 5,820,000 MYR 1,435,431
3.502% , 5/31/27 ................ 56,390,000 MYR 13,880,065
3.899% , 11/16/27 ............... 209,830,000 MYR 51,992,092
3.733% , 6/15/28 ................ 15,880,000 MYR 3,933,260
3.885% , 8/15/29 ................ 41,250,000 MYR 10,299,036
4.498% , 4/15/30 ................ 47,374,000 MYR 12,093,635
3.582% , 7/15/32 ................ 82,656,000 MYR 20,348,961
130,903,493
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 217,080,000 MXN 12,594,722
M , 8.5% , 2/28/30 ............... 238,510,000 MXN 13,734,380
M , 7.75% , 5/29/31 .............. 169,690,000 MXN 9,433,603
M , Senior Bond , 8.5% , 5/31/29 ..... 488,850,000 MXN 28,335,325
64,098,030
Norway 5.5%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 775,683,000 NOK 77,044,588
Panama 4.6%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 1,922,000 1,812,446
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 6,606,330
Senior Bond , 3.298% , 1/19/33 ..... 800,000 710,320
Senior Bond , 6.4% , 2/14/35 ....... 23,270,000 24,631,295
Senior Bond , 6.7% , 1/26/36 ....... 880,000 948,684
Senior Bond , 8% , 3/01/38 ........ 25,610,000 30,131,445
64,840,520
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD 5,840,362
South Africa 8.1%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 332,190,000 ZAR 21,028,478
8.5% , 1/31/37 ................. 580,718,000 ZAR 35,294,001
9% , 1/31/40 ................... 612,520,000 ZAR 37,822,962
8.75% , 1/31/44 ................ 324,968,600 ZAR 19,470,691
113,616,132
Spain 4.4%
a
Spain Bonos Y Obligaciones del Estado ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 23,831,000 EUR 28,099,576

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Spain (continued)
a
Spain Bonos Y Obligaciones del Estado,
(continued)
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 29,290,000 EUR $ 33,326,843
61,426,419
Supranational 1.2%
a ,b
European Investment Bank ,
Senior Bond , 144A, 6.5% , 7/11/35 .. 249,500,000 INR 2,489,261
Senior Note , 144A, 6.25% , 7/11/30 .. 843,400,000 INR 8,574,917
b
Inter-American Development Bank ,
Senior Bond , 7% , 8/08/33 ........ 178,000,000 INR 1,845,096
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 361,000,000 INR 3,764,140
16,673,414
Uruguay 3.0%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,492,786,003 UYU 41,460,793
Total Foreign Government and Agency Securities (Cost $ 980,098,028 ) ............
1,030,198,006
U.S. Government and Agency Securities 8.9%
United States 8.9%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 117,400,000 112,029,867
4.25%, 11/15/34 ................ 13,001,100 12,875,406
124,905,273
Total U.S. Government and Agency Securities (Cost $ 130,010,767 ) ................
124,905,273
Total Long Term Investments (Cost $ 1,110,108,795 ) .............................
1,155,103,279
Short Term Investments 15.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 15.4%
United States 15.4%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.597% ...... 214,512,563 214,512,563
Total Money Market Funds (Cost $ 214,512,563 ) .................................
214,512,563
a a a a a
Total Short Term Investments (Cost $ 214,512,563 ) ...............................
214,512,563
a a a
Total Investments (Cost $ 1,324,621,358 ) 98.2% ..................................
$1,369,615,842
Other Assets, less Liabilities 1.8% .............................................
24,795,117
Net Assets 100.0% ...........................................................
$1,394,410,959
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1(c) .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $265,191,516, representing 19.0% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e) .
d
See Note 3 ( e ) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Thai Baht ......... HSBK Buy 578,868,000 17,357,361 7/02/26 $ 67,662 $ —
Thai Baht ......... HSBK Sell 578,868,000 17,687,186 7/02/26 262,162 —
Euro ............. BNDP Sell 3,325,000 3,911,191 7/14/26 110,135 —
Euro ............. BOFA Sell 17,697,861 20,816,843 7/14/26 585,098 —
Chinese Yuan ...... HSBK Sell 232,298,171 34,227,585 7/15/26 — (10,857)
Euro ............. BZWS Sell 20,698,139 24,318,243 7/16/26 654,565 —
Euro ............. JPHQ Sell 20,699,000 24,322,153 7/16/26 657,490 —
Serbian Dinar ...... DBAB Buy 337,808,788 3,332,368 7/20/26 — (45,695)
Chinese Yuan ...... MSCO Sell 517,170,000 75,036,345 7/27/26 — (1,252,201)
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,524,776 7/27/26 — (949,879)
Japanese Yen ...... MSCO Buy 2,196,400,000 14,489,646 7/27/26 — (953,020)
Thai Baht ......... HSBK Sell 415,302,000 12,633,721 8/03/26 97,837 —
Serbian Dinar ...... DBAB Buy 1,188,227,000 11,920,415 8/05/26 — (364,495)
Japanese Yen ...... MSCO Buy 12,574,788,000 81,311,796 8/10/26 — (3,722,726)
Chinese Yuan ...... JPHQ Sell 109,990,533 16,272,715 8/21/26 19,448 —
Australian Dollar .... HSBK Buy 55,580,000 39,571,015 8/26/26 — (1,129,728)
Mexican Peso ...... BNDP Buy 393,038,660 22,544,118 8/31/26 — (183,154)
Mexican Peso ...... HSBK Buy 765,869,263 43,917,040 8/31/26 — (344,800)
Mexican Peso ...... BNDP Buy 142,834,437 8,124,410 9/10/26 — (4,762)
Mexican Peso ...... HSBK Buy 145,436,000 8,275,776 9/10/26 — (8,238)
Serbian Dinar ...... DBAB Buy 578,763,000 5,685,853 9/10/26 — (62,481)
Serbian Dinar ...... DBAB Buy 1,486,651,427 14,558,328 9/16/26 — (116,095)
South Korean Won .. DBAB Buy 42,726,848,000 28,105,146 9/16/26 — (452,543)
South Korean Won .. MSCO Buy 102,473,100,000 69,254,959 9/16/26 — (2,934,881)
Thai Baht ......... DBAB Sell 493,470,000 15,160,462 9/16/26 210,274 —
Thai Baht ......... HSBK Sell 559,596,000 17,181,860 9/16/26 228,316 —
Japanese Yen ...... MSCO Buy 13,842,695,000 88,322,599 9/17/26 — (2,644,664)
Chinese Yuan ...... HSBK Sell 144,940,000 21,246,592 9/30/26 — (238,765)
Serbian Dinar ...... DBAB Buy 793,386,000 7,725,278 10/01/26 — (20,973)
Thai Baht ......... HSBK Sell 578,868,000 17,409,564 10/01/26 — (150,694)
Thai Baht ......... CITI Sell 659,894,000 20,213,934 10/02/26 193,686 —
Thai Baht ......... HSBK Sell 575,923,000 17,687,184 10/02/26 214,496 —
Thai Baht ......... CITI Sell 656,497,000 20,213,933 10/05/26 290,701 —
Thai Baht ......... DBAB Sell 492,985,000 15,160,466 10/05/26 199,461 —
Japanese Yen ...... BNDP Buy 8,616,174,660 55,077,249 10/16/26 — (1,613,885)
Japanese Yen ...... DBAB Buy 2,720,492,240 17,389,226 10/16/26 — (508,572)
South Korean Won .. JPHQ Buy 5,342,000,000 3,524,444 12/14/26 — (59,158)
Japanese Yen ...... MSCO Buy 13,842,695,000 87,935,910 12/16/26 — (1,571,529)
Total Forward Exchange Contracts ................................................... $3,791,331 $(19,343,795)
Net unrealized appreciation (depreciation) ............................................ $(15,552,464)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
See Note  8  regarding other derivative information.
See Abbreviations on page 24 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Global Bond
VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,110,108,795
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 214,512,563
Value - Unaffiliated issuers .................................................................. $1,155,103,279
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 214,512,563
Foreign currency, at value (cost $ 1,409,393 ) ...................................................... 1,411,369
Receivables:
Capital shares sold ........................................................................ 512,954
Interest ................................................................................. 24,983,381
Deposits with brokers for:
OTC derivative contracts .................................................................. 14,737,666
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,791,331
Total assets .......................................................................... 1,415,052,543
Liabilities:
Payables:
Capital shares redeemed ................................................................... 354,175
Management fees ......................................................................... 505,489
Distribution fees .......................................................................... 254,318
Trustees' fees and expenses ................................................................. 985
Unrealized depreciation on OTC forward exchange contracts .......................................... 19,343,795
Accrued expenses and other liabilities ........................................................... 182,822
Total liabilities ......................................................................... 20,641,584
Net assets, at value ................................................................. $1,394,410,959
Net assets consist of:
Paid-in capital ............................................................................. $1,655,543,215
Total distributable earnings (losses) ............................................................. (261,132,256)
Net assets, at value ................................................................. $1,394,410,959

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton
Global Bond
VIP Fund
Class 1:
Net assets, at value ....................................................................... $174,309,116
Shares outstanding ........................................................................ 12,621,880
Net asset value and maximum offering price per share
a
............................................. $13.81
Class 2:
Net assets, at value ....................................................................... $1,174,766,284
Shares outstanding ........................................................................ 90,456,591
Net asset value and maximum offering price per share
a
............................................. $12.99
Class 4:
Net assets, at value ....................................................................... $45,335,559
Shares outstanding ........................................................................ 3,417,097
Net asset value and maximum offering price per share
a
............................................. $13.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Global Bond
VIP Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 e ) ............................................................. $3,724,323
Interest: (net of foreign taxes of $675,268)
Unaffiliated issuers ........................................................................ 39,246,956
Total investment income ................................................................... 42,971,279
Expenses:
Management fees (Note 3 a ) ................................................................... 3,275,608
Distribution fees: (Note 3c )
    Class 2 ................................................................................ 1,481,484
    Class 4 ................................................................................ 79,928
Custodian fees ............................................................................ 146,805
Reports to shareholders fees .................................................................. 33,315
Professional fees ........................................................................... 56,037
Trustees' fees and expenses .................................................................. 7,933
Other .................................................................................... 24,257
Total expenses ......................................................................... 5,105,367
Expenses waived/paid by affiliates (Note 3 e ) ................................................... (177,573)
Net expenses ......................................................................... 4,927,794
Net investment income ................................................................ 38,043,485
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,386,480
Foreign currency transactions ................................................................ 744,827
Forward exchange contracts ................................................................. (16,105,149)
Net realized gain (loss) .................................................................. (11,973,842)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 8,994,126
Translation of other assets and liabilities denominated in foreign currencies .............................. (386,684)
Forward exchange contracts ................................................................. (4,867,754)
Net change in unrealized appreciation (depreciation) ............................................ 3,739,688
Net realized and unrealized gain (loss) ............................................................ (8,234,154)
Net increase (decrease) in net assets resulting from operations .......................................... $29,809,331

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Templeton Global Bond VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $38,043,485 $79,786,873
Net realized gain (loss) ................................................. (11,973,842) (60,592,471)
Net change in unrealized appreciation (depreciation) ........................... 3,739,688 186,919,314
Net increase (decrease) in net assets resulting from operations ................ 29,809,331 206,113,716
Distributions to shareholders:
Class 1 ............................................................. (6,037,067) —
Class 2 ............................................................. (40,870,694) —
Class 4 ............................................................. (1,498,986) —
Total distributions to shareholders .......................................... (48,406,747) —
Capital share transactions: (Note 2 )
Class 1 ............................................................. 5,517,189 (6,550,788)
Class 2 ............................................................. (12,140,969) (140,723,791)
Class 4 ............................................................. (419,191) (4,003,187)
Total capital share transactions ............................................ (7,042,971) (151,277,766)
Net increase (decrease) in net assets ................................... (25,640,387) 54,835,950
Net assets:
Beginning of period ..................................................... 1,420,051,346 1,365,215,396
End of period .......................................................... $1,394,410,959 $1,420,051,346

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Global Bond VIP Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but
not limited to, ASC 946. Templeton Global Bond VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2 and Class 4. Each class of shares
may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
15
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
16
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
17
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 779,748 $11,046,899 1,413,179 $18,857,864
Shares issued in reinvestment of distributions .......... 434,321 6,037,067 — —
Shares redeemed ............................... (817,060) (11,566,777) (1,985,157) (25,408,652)
Net increase (decrease) .......................... 397,009 $5,517,189 (571,978) $(6,550,788)
Class 2 Shares:
Shares sold ................................... 2,886,246 $38,676,129 5,735,701 $71,030,562
Shares issued in reinvestment of distributions .......... 3,127,061 40,870,694 — —
Shares redeemed ............................... (6,841,834) (91,687,792) (16,965,366) (211,754,353)
Net increase (decrease) .......................... (828,527) $(12,140,969) (11,229,665) $(140,723,791)
Class 4 Shares:
Shares sold ................................... 141,008 $1,924,464 389,440 $4,886,797
Shares issued in reinvestment of distributions .......... 112,283 1,498,986 — —
Shares redeemed ............................... (281,865) (3,842,641) (704,416) (8,889,984)
Net increase (decrease) .......................... (28,574) $(419,191) (314,976) $(4,003,187)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
18
franklintempleton.com
Semiannual Report
Templeton Global Bond VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.468% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 4, respectively. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through
January 31.
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated $– and
$79,501,358, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $171,798,349 $171,646,001 $(128,931,787) $— $— $214,512,563 214,512,563 $3,724,323
Total Affiliated Securities ... $171,798,349 $171,646,001 $(128,931,787) $— $— $214,512,563 $3,724,323
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 33,071,886
Long term ................................................................................ 283,393,954
Total capital loss carryforwards ............................................................... $316,465,840
Cost of investments .......................................................................... $1,321,364,706
Unrealized appreciation ........................................................................ $87,378,052
Unrealized depreciation ........................................................................ (54,679,380)
Net unrealized appreciation (depreciation) .......................................................... $32,698,672
3. Transactions with Affiliates
(continued)
e. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
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Templeton Global Bond VIP Fund
(continued)
6. Credit Risk
At June 30, 2026, the Fund had 20.9% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end contract value of forward exchange contracts was $988,727,797.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond VIP Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,791,331 Unrealized depreciation on OTC
forward exchange contracts
$ 19,343,795
Total .................... $3,791,331 $19,343,795
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Bond VIP Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts (16,105,149) Forward exchange contracts (4,867,754)
Total ....................... $(16,105,149) $(4,867,754)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond VIP Fund
Forward Exchange Contracts ............................. $ 3,791,331 $ 19,343,795
Total ............................................. $3,791,331 $19,343,795
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 110,135 $ (110,135) $ — $ — $ —
BOFA .................... 585,098 — (585,098) — —
BZWS ................... 654,565 — (654,565) — —
CITI ..................... 484,387 — (484,387) — —
DBAB ................... 409,735 (409,735) — — —
HSBK ................... 870,473 (870,473) — — —
JPHQ ................... 676,938 (676,938) — — —
MSCO ................... — — — — —
Total ................... $3,791,331 $(2,067,281) $(1,724,050) $— $—
$ 1
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
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Templeton Global Bond VIP Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 24 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Global Bond VIP Fund
Counterparty
BNDP ................... $ 1,801,801 $ (110,135) $ — $ (1,480,000) $ 211,666
BOFA .................... — — — — —
BZWS ................... — — — — —
CITI ..................... — — — — —
DBAB ................... 1,570,854 (409,735) — (959,972) 201,147
HSBK ................... 1,883,082 (870,473) — (880,000) 132,609
JPHQ ................... 1,009,037 (676,938) — (120,000) 212,099
MSCO ................... 13,079,021 — — (11,297,694) 1,781,327
Total ................... $19,343,795 $(2,067,281) $— $(14,737,666) $2,538,848
a
At June 30, 2026, the Fund received U.S. Treasury Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 1,030,198,006 $ — $ 1,030,198,006
U.S. Government and Agency Securities ....... — 124,905,273 — 124,905,273
Short Term Investments ................... 214,512,563 — — 214,512,563
Total Investments in Securities ........... $214,512,563 $1,155,103,279 $— $1,369,615,842
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,791,331 $— $3,791,331
Total Other Financial Instruments ......... $— $3,791,331 $— $3,791,331
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 19,343,795 $ — $ 19,343,795
Total Other Financial Instruments ......... $— $19,343,795 $— $19,343,795
a
For detailed categories, see the accompanying Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Global Bond VIP Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
RSD
Serbian Dinar
UYU
Uruguayan Peso
ZAR
South African Rand

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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Semiannual Report
and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4827-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Growth VIP Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
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franklintempleton.com
Financial Statements and Other Important Information—Semiannual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
2
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.51 $12.77 $12.26 $10.47 $11.87 $11.42
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.12 0.15 0.14 0.12 0.09
Net realized and unrealized gains (losses) 0.60 2.82 0.55 2.06 (1.47) 0.52
Total from investment operations ........ 0.66 2.94 0.70 2.20 (1.35) 0.61
Less distributions from:
Net investment income .............. (0.13) (0.16) (0.15) (0.41) (0.05) (0.16)
Net realized gains ................. (2.27) (1.04) (0.04) — — —
Total distributions ................... (2.40) (1.20) (0.19) (0.41) (0.05) (0.16)
Net asset value, end of period .......... $12.77 $14.51 $12.77 $12.26 $10.47 $11.87
Total return
c
....................... 4.62% 24.16% 5.70% 21.23% (11.32)% 5.26%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.94% 0.92% 0.91% 0.90% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.87% 0.87% 0.87% 0.90%
e
0.91%
e
Net investment income ............... 0.78% 0.87% 1.15% 1.20% 1.12% 0.71%
Supplemental data
Net assets , end of period (000’s) ........ $38,481 $37,948 $33,772 $34,924 $31,251 $39,373
Portfolio turnover rate ................ 50.52% 77.90% 51.62% 29.48% 34.43% 45.59%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 2
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.15 $12.48 $11.99 $10.24 $11.59 $11.17
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.08 0.11 0.11 0.09 0.05
Net realized and unrealized gains (losses) 0.58 2.75 0.54 2.02 (1.42) 0.50
Total from investment operations ........ 0.62 2.83 0.65 2.13 (1.33) 0.55
Less distributions from:
Net investment income .............. (0.09) (0.12) (0.12) (0.38) (0.02) (0.13)
Net realized gains ................. (2.27) (1.04) (0.04) — — —
Total distributions ................... (2.36) (1.16) (0.16) (0.38) (0.02) (0.13)
Net asset value, end of period .......... $12.41 $14.15 $12.48 $11.99 $10.24 $11.59
Total return
c
....................... 4.48% 23.83% 5.40% 21.01% (11.50)% 4.87%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.19% 1.19% 1.17% 1.16% 1.15% 1.18%
Expenses net of waiver and payments by
affiliates .......................... 1.12% 1.12% 1.12% 1.12% 1.15%
e
1.18%
e
Net investment income ............... 0.53% 0.63% 0.90% 0.95% 0.87% 0.39%
Supplemental data
Net assets , end of period (000’s) ........ $308,705 $319,119 $302,997 $333,250 $315,684 $405,365
Portfolio turnover rate ................ 50.52% 77.90% 51.62% 29.48% 34.43% 45.59%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Financial Highlights
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class 4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.43 $12.70 $12.19 $10.41 $11.79 $11.35
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.07 0.10 0.10 0.08 0.03
Net realized and unrealized gains (losses) 0.60 2.80 0.55 2.04 (1.45) 0.53
Total from investment operations ........ 0.63 2.87 0.65 2.14 (1.37) 0.56
Less distributions from:
Net investment income .............. (0.07) (0.10) (0.10) (0.36) (0.01) (0.12)
Net realized gains ................. (2.27) (1.04) (0.04) — — —
Total distributions ................... (2.34) (1.14) (0.14) (0.36) (0.01) (0.12)
Net asset value, end of period .......... $12.72 $14.43 $12.70 $12.19 $10.41 $11.79
Total return
c
....................... 4.49% 23.71% 5.35% 20.79% (11.62)% 4.85%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.29% 1.27% 1.26% 1.25% 1.29%
Expenses net of waiver and payments by
affiliates .......................... 1.22% 1.22% 1.22% 1.22% 1.25%
e
1.29%
e
Net investment income ............... 0.43% 0.54% 0.80% 0.85% 0.77% 0.24%
Supplemental data
Net assets , end of period (000’s) ........ $13,327 $13,877 $14,425 $16,621 $17,048 $21,559
Portfolio turnover rate ................ 50.52% 77.90% 51.62% 29.48% 34.43% 45.59%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance
Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), June 30, 2026
Templeton Growth VIP Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 8.3%
Airbus SE ......................................... France 25,483 $ 5,669,759
a
Honeywell Aerospace, Inc. ............................ United States 8,460 1,870,337
L3Harris Technologies, Inc. ............................ United States 12,528 3,640,512
Rolls-Royce Holdings plc ............................. United Kingdom 531,637 10,191,291
Safran SA ......................................... France 21,354 8,415,207
29,787,106
Automobiles 1.2%
BYD Co. Ltd. , H .................................... China 448,900 4,159,471
Banks 7.6%
HSBC Holdings plc .................................. United Kingdom 420,092 7,943,644
ING Groep NV ..................................... Netherlands 236,023 7,447,308
JPMorgan Chase & Co. ............................... United States 11,088 3,629,435
PNC Financial Services Group, Inc. (The) ................. United States 16,671 4,104,734
Royal Bank of Canada ............................... Canada 19,946 4,130,260
27,255,381
Broadline Retail 3.8%
a
Amazon.com, Inc. ................................... United States 45,345 10,807,527
b,c
JD.com, Inc. , ADR ................................... China 114,732 2,923,372
13,730,899
Building Products 1.1%
b
Carrier Global Corp. ................................. United States 56,125 4,116,769
Capital Markets 2.9%
Charles Schwab Corp. (The) ........................... United States 40,185 3,707,870
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 67,140 3,123,820
S&P Global, Inc. .................................... United States 8,991 3,661,675
10,493,365
Chemicals 2.5%
Linde plc .......................................... United States 17,510 9,086,639
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 23,706 4,027,175
Construction & Engineering 1.7%
Vinci SA .......................................... France 42,699 6,236,109
Containers & Packaging 2.3%
Crown Holdings, Inc. ................................. United States 36,845 4,120,008
b
Smurfit Westrock plc ................................. United States 90,700 4,195,782
8,315,790
Diversified Telecommunication Services 1.3%
a,b
Space Exploration Technologies Corp. , A .................. United States 28,192 4,816,885
Electric Utilities 3.0%
NextEra Energy, Inc. ................................. United States 83,283 7,309,749
SSE plc .......................................... United Kingdom 114,606 3,697,479
11,007,228
Electrical Equipment 5.1%
Mitsubishi Electric Corp. .............................. Japan 89,756 3,291,757
Schneider Electric SE ................................ United States 22,864 7,481,690

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Siemens Energy AG ................................. Germany 39,387 $ 7,508,798
18,282,245
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp. , A .................................. United States 28,695 5,059,503
Keyence Corp. ..................................... Japan 10,385 5,249,486
10,308,989
Financial Services 2.1%
Visa, Inc. , A ........................................ United States 22,292 7,648,162
Health Care Equipment & Supplies 1.2%
Medtronic plc ...................................... United States 56,495 4,419,604
Health Care Providers & Services 0.9%
HCA Healthcare, Inc. ................................. United States 8,055 3,140,564
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc. ............................... United States 33,657 5,999,024
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 8,460 1,894,194
Insurance 1.1%
Progressive Corp. (The) .............................. United States 18,289 3,995,232
Interactive Media & Services 3.9%
Alphabet, Inc. , A .................................... United States 39,296 14,043,211
Life Sciences Tools & Services 3.1%
a
IQVIA Holdings, Inc. ................................. United States 19,928 3,850,488
Thermo Fisher Scientific, Inc. .......................... United States 14,325 7,181,982
11,032,470
Machinery 3.2%
CNH Industrial NV ................................... United States 337,085 3,785,464
b
Ebara Corp. ....................................... Japan 106,553 4,172,885
IHI Corp. .......................................... Japan 213,425 3,603,303
11,561,652
Metals & Mining 1.7%
b
Rio Tinto Ltd. ...................................... Australia 50,171 6,036,566
Oil, Gas & Consumable Fuels 1.8%
BP plc ............................................ United States 510,532 3,146,790
ConocoPhillips ..................................... United States 32,897 3,419,972
6,566,762
Personal Care Products 1.4%
Unilever plc ........................................ United Kingdom 83,299 5,017,127
Pharmaceuticals 4.6%
AstraZeneca plc .................................... United Kingdom 19,660 3,670,607
Eli Lilly & Co. ...................................... United States 4,035 4,839,700
Merck & Co., Inc. ................................... United States 29,361 3,772,888
Novo Nordisk A/S , B ................................. Denmark 88,945 4,271,758
16,554,953
Real Estate Management & Development 0.8%
Sun Hung Kai Properties Ltd. .......................... Hong Kong 193,757 2,788,808

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 14.7%
a
Advanced Micro Devices, Inc. .......................... United States 7,969 $ 4,629,272
Applied Materials, Inc. ................................ United States 8,073 5,836,779
Broadcom, Inc. ..................................... United States 15,566 5,880,056
Infineon Technologies AG ............................. Germany 69,348 6,532,716
a
Intel Corp. ......................................... United States 17,687 2,469,636
NVIDIA Corp. ...................................... United States 80,073 16,021,807
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 24,502 11,701,420
53,071,686
Software 2.4%
Microsoft Corp. ..................................... United States 22,875 8,532,832
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc. ........................................ United States 45,191 13,076,468
Samsung Electronics Co. Ltd. .......................... South Korea 40,009 8,877,887
21,954,355
Trading Companies & Distributors 2.2%
Ferguson Enterprises, Inc. ............................ United States 15,759 3,740,083
United Rentals, Inc. .................................. United States 3,768 4,268,730
8,008,813
Total Common Stocks (Cost $ 263,501,967 ) ...................................
353,890,066
Short Term Investments 4.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 1.7%
National Bank of Canada , 3.58% , 7/01/26 ................. Canada 6,300,000 6,300,000
Total Time Deposits (Cost $ 6,300,000 ) .......................................
6,300,000
Shares
d
Investments from Cash Collateral Received for
Loaned Securities 2.3%
Money Market Funds 2.3%
e,f
Franklin Institutional U.S. Government Money Market Fund ,
3.597% ......................................... United States 8,273,356 8,273,356
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 8,273,356 ) ..........................................................
8,273,356
Total Short Term Investments (Cost $ 14,573,356 ) ..............................
14,573,356
a
Total Investments (Cost $ 278,075,323 ) 102.2% ................................
$368,463,422
Other Assets, less Liabilities (2.2) % .........................................
(7,949,858)
Net Assets 100.0% .........................................................
$360,513,564
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
See Abbreviations on page 20.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1(c).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At June 30, 2026, the value of this security was $2,923,372, representing
0.8% of net assets.
d
See Note 1(c) regarding securities on loan.
e
See Note 3(e) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
Templeton
Growth VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $269,801,967
Cost - Non-controlled affiliates (Note 3 e ) ........................................................ 8,273,356
Value - Unaffiliated issuers (Includes securities loaned of $ 19,426,255 ) ................................. $360,190,066
Value - Non-controlled affiliates (Note 3 e ) ....................................................... 8,273,356
Cash .................................................................................... 107,161
Receivables:
Capital shares sold ........................................................................ 3,246
Dividends and interest ..................................................................... 423,163
Foreign tax refund ......................................................................... 150,199
European Union tax reclaims (Note 1 d ) ......................................................... 169,771
Total assets .......................................................................... 369,316,962
Liabilities:
Payables:
Capital shares redeemed ................................................................... 175,550
Management fees ......................................................................... 236,672
Distribution fees .......................................................................... 66,237
Trustees' fees and expenses ................................................................. 334
Payable upon return of securities loaned (Note 1 c ) .................................................. 8,273,356
Accrued expenses and other liabilities ........................................................... 51,249
Total liabilities ......................................................................... 8,803,398
Net assets, at value ................................................................. $360,513,564
Net assets consist of:
Paid-in capital ............................................................................. $262,173,439
Total distributable earnings (losses) ............................................................. 98,340,125
Net assets, at value ................................................................. $360,513,564
Templeton
Growth VIP
Fund
Class 1:
Net assets, at value ....................................................................... $38,481,249
Shares outstanding ........................................................................ 3,012,444
Net asset value and maximum offering price per share
a
............................................. $12.77
Class 2:
Net assets, at value ....................................................................... $308,705,324
Shares outstanding ........................................................................ 24,866,778
Net asset value and maximum offering price per share
a
............................................. $12.41
Class 4:
Net assets, at value ....................................................................... $13,326,991
Shares outstanding ........................................................................ 1,047,784
Net asset value and maximum offering price per share
a
............................................. $12.72
a
Net asset value per share may not recalculate due to rounding.

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
Templeton
Growth VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $134,505)
Unaffiliated issuers ........................................................................ $2,722,755
Interest:
Unaffiliated issuers ........................................................................ 211,681
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (26,827)
Non-controlled affiliates (Note 3 e ) ............................................................. 40,245
Other income (Note 1 d ) ...................................................................... 912
Total investment income ................................................................... 2,948,766
Expenses:
Management fees (Note 3 a ) ................................................................... 1,607,335
Distribution fees: (Note 3c )
Class 2 ................................................................................ 384,848
Class 4 ................................................................................ 23,322
Custodian fees ............................................................................ 5,831
Reports to shareholders fees .................................................................. 12,584
Professional fees ........................................................................... 44,964
Trustees' fees and expenses .................................................................. 2,123
Other .................................................................................... 20,214
Total expenses ......................................................................... 2,101,221
Expenses waived/paid by affiliates (Note 3 e and 3 f ) .............................................. (134,850)
Net expenses ......................................................................... 1,966,371
Net investment income ................................................................ 982,395
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $150,365)
Unaffiliated issuers ...................................................................... 8,255,147
Foreign currency transactions ................................................................ 12,400
Net realized gain (loss) .................................................................. 8,267,547
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,515,358
Translation of other assets and liabilities denominated in foreign currencies .............................. (161,951)
Change in deferred taxes on unrealized appreciation ............................................... 276,455
Net change in unrealized appreciation (depreciation) ............................................ 6,629,862
Net realized and unrealized gain (loss) ............................................................ 14,897,409
Net increase (decrease) in net assets resulting from operations .......................................... $15,879,804

Franklin Templeton Variable Insurance Products Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Templeton Growth VIP Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $982,395 $2,346,107
Net realized gain (loss) ................................................. 8,267,547 55,709,951
Net change in unrealized appreciation (depreciation) ........................... 6,629,862 19,067,795
Net increase (decrease) in net assets resulting from operations ................ 15,879,804 77,123,853
Distributions to shareholders:
Class 1 ............................................................. (6,081,601) (3,009,419)
Class 2 ............................................................. (49,699,491) (26,479,356)
Class 4 ............................................................. (2,086,590) (1,144,393)
Total distributions to shareholders .......................................... (57,867,682) (30,633,168)
Capital share transactions: (Note 2 )
Class 1 ............................................................. 4,886,635 (552,786)
Class 2 ............................................................. 25,747,434 (23,779,437)
Class 4 ............................................................. 923,285 (2,408,636)
Total capital share transactions ............................................ 31,557,354 (26,740,859)
Net increase (decrease) in net assets ................................... (10,430,524) 19,749,826
Net assets:
Beginning of period ..................................................... 370,944,088 351,194,262
End of period .......................................................... $360,513,564 $370,944,088

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
Templeton Growth VIP Fund
12
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Templeton Variable Insurance Products Trust  (Trust)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company, consisting of eighteen separate funds. The Trust
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. Templeton Growth VIP Fund
(Fund) is included in this report. Shares of the Fund are
generally sold only to insurance company separate accounts
to fund the benefits of variable life insurance policies or
variable annuity contracts. At June 30, 2026, 40.0% of the
Fund's shares were held through one insurance company.
Investment activities of these insurance company separate
accounts could have a material impact on the Fund. The
Fund offers three classes of shares: Class 1, Class 2 and
Class 4. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
13
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc.,
an affiliate of the Fund. Additionally, at June 30, 2026, the
Fund held $12,132,399 in U.S. Government and Agency
securities as collateral. These securities are held as
collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
14
franklintempleton.com
Semiannual Report
Templeton Growth VIP Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, when EU reclaims are received by the Fund
and the Fund previously passed foreign tax credit on to its
shareholders, the Fund will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Fund’s shareholders.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class 1 Shares:
Shares sold ................................... 51,602 $738,359 27,669 $359,446
Shares issued in reinvestment of distributions .......... 478,490 6,081,601 233,288 3,009,419
Shares redeemed ............................... (132,385) (1,933,325) (290,845) (3,921,651)
Net increase (decrease) .......................... 397,707 $4,886,635 (29,888) $(552,786)
Class 2 Shares:
Shares sold ................................... 450,307 $6,335,066 1,218,777 $16,047,429
Shares issued in reinvestment of distributions .......... 4,024,250 49,699,491 2,103,206 26,479,356
Shares redeemed ............................... (2,158,035) (30,287,123) (5,056,908) (66,306,222)
Net increase (decrease) .......................... 2,316,522 $25,747,434 (1,734,925) $(23,779,437)
Class 4 Shares:
Shares sold ................................... 35,390 $487,074 8,604 $111,321
Shares issued in reinvestment of distributions .......... 164,948 2,086,590 89,058 1,144,393
Shares redeemed ............................... (114,001) (1,650,379) (272,166) (3,664,350)
Net increase (decrease) .......................... 86,337 $923,285 (174,504) $(2,408,636)
1. Organization and Significant Accounting Policies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.897% of the
Fund’s average daily net assets.
Under a subadvisory agreement, TAML, an affiliate of Global Advisors, provides subadvisory services to the Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund. Effective August 1, 2025, the subadvisory agreement was terminated for TAML.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class 2 and Class 4 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% per year of its average daily net assets of each class. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.000% Up to and including $100 million
0.900% Over $100 million, up to and including $250 million
0.800% Over $250 million, up to and including $500 million
0.750% Over $500 million, up to and including $1 billion
0.700% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
d. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
e. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
f. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.87% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales,
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.597% ............ $7,700,939 $21,152,185 $(20,579,768) $— $— $8,273,356 8,273,356 $40,245
Total Affiliated Securities ... $7,700,939 $21,152,185 $(20,579,768) $— $— $8,273,356 $40,245
Cost of investments .......................................................................... $278,598,273
Unrealized appreciation ........................................................................ $95,216,156
Unrealized depreciation ........................................................................ (5,351,007)
Net unrealized appreciation (depreciation) .......................................................... $89,865,149
3. Transactions with Affiliates
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$177,657,220 and $199,333,303, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$8,273,356 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 5,510,849 $ 24,276,257 $ — $ 29,787,106
Automobiles .......................... — 4,159,471 — 4,159,471
Banks ............................... 11,864,429 15,390,952 — 27,255,381
Broadline Retail ....................... 13,730,899 — — 13,730,899
Building Products ...................... 4,116,769 — — 4,116,769
Capital Markets ........................ 7,369,545 3,123,820 — 10,493,365
Chemicals ........................... 9,086,639 — — 9,086,639
Communications Equipment .............. 4,027,175 — — 4,027,175
Construction & Engineering ............... — 6,236,109 — 6,236,109
Containers & Packaging ................. 8,315,790 — — 8,315,790
Diversified Telecommunication Services ..... 4,816,885 — — 4,816,885
Electric Utilities ........................ 7,309,749 3,697,479 — 11,007,228
Electrical Equipment .................... — 18,282,245 — 18,282,245
Electronic Equipment, Instruments &
Components ........................ 5,059,503 5,249,486 — 10,308,989
Financial Services ...................... 7,648,162 — — 7,648,162
Health Care Equipment & Supplies ......... 4,419,604 — — 4,419,604
Health Care Providers & Services .......... 3,140,564 — — 3,140,564
Hotels, Restaurants & Leisure ............. 5,999,024 — — 5,999,024
Industrial Conglomerates ................ 1,894,194 — — 1,894,194
Insurance ............................ 3,995,232 — — 3,995,232
Interactive Media & Services .............. 14,043,211 — — 14,043,211
Life Sciences Tools & Services ............ 11,032,470 — — 11,032,470
Machinery ............................ 3,785,464 7,776,188 — 11,561,652
Metals & Mining ....................... — 6,036,566 — 6,036,566
Oil, Gas & Consumable Fuels ............. 3,419,972 3,146,790 — 6,566,762
Personal Care Products ................. — 5,017,127 — 5,017,127
Pharmaceuticals ....................... 8,612,588 7,942,365 — 16,554,953
Real Estate Management & Development .... — 2,788,808 — 2,788,808
Semiconductors & Semiconductor Equipment . 46,538,970 6,532,716 — 53,071,686
Software ............................. 8,532,832 — — 8,532,832
Technology Hardware, Storage & Peripherals . 13,076,468 8,877,887 — 21,954,355
Trading Companies & Distributors .......... 8,008,813 — — 8,008,813
Short Term Investments ................... 8,273,356 6,300,000 — 14,573,356
Total Investments in Securities ........... $233,629,156 $134,834,266
b
$— $368,463,422

Franklin Templeton Variable Insurance Products Trust
Notes to Financial Statements (unaudited)
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Templeton Growth VIP Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $128,534,266, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(unaudited)
Franklin Allocation VIP Fund
Franklin DynaTech VIP Fund
Franklin Global Real Estate VIP Fund
Franklin Growth and Income VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Mutual Global Discovery VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund
Templeton Emerging Markets VIP Fund
(formerly Templeton Developing Markets VIP Fund)
Templeton Foreign VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
(each a Fund)
At an in-person meeting held on April 14, 2026 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable
Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust, on behalf of each of Franklin Allocation VIP
Fund, Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin
Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small-Mid Cap Growth
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund; (ii) the investment sub-advisory agreement between FAV and Franklin Templeton Institutional, LLC (FTIL), an
affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iii) the investment sub-advisory agreement between FAV and
Templeton Global Advisors Limited (TGAL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (iv) the investment sub-advisory agreement between FAV and Brandywine Global Investment Management, LLC (BGIM), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (v) the investment sub-advisory agreement between FAV and ClearBridge Investments,
LLC (CIL), an affiliate of FAV, on behalf of Franklin Allocation VIP Fund; (vi) the investment management agreement between
Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin
Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (vii) the investment management agreement between
Templeton Asset Management Limited (TAML) and the Trust, on behalf of Templeton Emerging Markets VIP Fund; (viii) the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (FTIML), on
behalf of Templeton Emerging Markets VIP Fund; (ix) the investment management agreement between Templeton Investment
Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (x) the investment management agreement between TGAL and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for
the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. BGIM, CIL, FAV, FMA, FTIL, FTIML,
TAML, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of each Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information it received regarding the nature, extent and quality of investment management services provided by the Managers and their affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant.
The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged

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FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton, Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business. The Board further noted
FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Franklin Allocation VIP Fund - The Performance Universe for the Fund included the Fund and all mixed-asset target allocation growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the
Fund’s performance with management and management explained that the Fund was positioned defensively in 2023 with an underweight to equity securities relative to many of the funds in the Performance Universe, which adversely impacted the
Fund’s performance due to strong equity market performance that year. Management further explained that stock selection in equities and an underweight position to international equities in favor of US equities hindered relative performance for the one-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, ongoing review of manager holdings and ongoing enhancements to the Fund’s investment processes. The Board noted that the annualized total return was positive for all periods and greater than 12% for the one- and three-year periods. The Board concluded that the Fund’s Management
Agreements should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin DynaTech VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board noted that the annualized total return for the one-year period was 18.13% and for the three-year period was 30.36%. The Board concluded that the Fund’s performance was satisfactory.
Franklin Global Real Estate VIP Fund - The Performance Universe for the Fund included the Fund and all global real estate funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance
Universe. The Board discussed the Fund’s performance with management and management explained that the Fund is intentionally oriented toward defensive growth, which management believes investors are seeking when investing into a real estate sector fund but proved to be a detractor of Fund performance during the three- and five-year periods as the economy remained more resilient than expected despite tighter monetary conditions. Management also explained that, during these time

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periods, the Fund invested at least 40% of its assets in non-US domiciled securities pursuant to its investment strategy, which led to the Fund having an underweight position in US investments, which outperformed non-US investments by a substantial margin given the strength of the US dollar and relatively stronger earnings. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, investment criteria amendments in May 2025 to provide the Fund with flexibility to invest more of its assets in US investments if market conditions warrant and ongoing enhancements to the Fund’s investment team and processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Growth and Income VIP Fund - The Performance Universe for the Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Franklin Income VIP Fund - The Performance Universe for the Fund included the Fund and all flexible portfolio funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-
year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board also noted that, although below the median, the Fund’s annualized total return was 12.87% for the one-
year period and 9.71% for the three-year period. The Board concluded that the Fund’s performance was satisfactory.
Franklin Large Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund has historically maintained a higher growth bias, lower average market cap and applied a broader investment universe relative to its benchmark, the S&P 500 Index, and
Performance Universe, both of which have become increasingly concentrated in select mega-capitalization names such as the “Magnificent Seven.” Management further explained that the Fund’s underweight positioning compared to its Performance
Universe peers in these mega-capitalization names adversely impacted the Fund’s relative performance over the one-year period. Management also explained that a significant portion of the Fund’s underperformance occurred in late 2021 and 2022 as high inflation and rising interest rates weighed on the performance of growth equities relative to blend or value-oriented equities. The Board noted that the Fund outperformed its benchmark for the three-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the portfolio management team’s continued focus on investing in high-quality growth companies and ongoing enhancements to the Fund’s investment team and processes. The Board also noted that, although below the median, the Fund’s annualized total return for the one-year period was 7.48% and for the three-year period was 24.20%.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Mutual Global Discovery VIP Fund - The Performance Universe for the Fund included the Fund and all global large-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

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Franklin Mutual Shares VIP Fund - The Performance Universe for the Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management, and management explained that the Fund is more value oriented in comparison to its peers in the Performance Universe.
Management also explained that this value orientation adversely impacted the Fund’s relative performance over the one-, three- and five-year periods when value underperformed growth. Management further explained that, unlike its Performance
Universe peers, the Fund uses special situations investments, including distressed/stressed debt and merger arbitrage, which occasionally may not be aligned with the broader equity market and peers. Management then discussed with the Board the actions that are being taken in an effort to improve the overall performance of the Fund, including enhancements to investment research coverage. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-
year period, while management’s efforts continue to be closely monitored.
Franklin Rising Dividends VIP Fund - The Performance Universe for the Fund included the Fund and all large-cap core funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the Fund’s underperformance for the one-year period was largely due to the strong outperformance of a number of technology-oriented companies, collectively known as the “Magnificent Seven.” Management further explained that the Fund seeks to invest at least 80% of its assets in companies that have paid consistently rising dividends and that the Fund was underweight the “Magnificent Seven” as most were non-dividend paying companies.
Management noted that the Fund’s performance was positively impacted by an underweight to the “Magnificent Seven” in
2022. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and a change in its benchmark that management believes better represents the Fund’s investment universe. The Board noted that effective
May 1, 2026, the Fund’s tailored benchmark will change from the S&P 500 Index to the Nasdaq US Broad Dividend Achievers
Index to provide shareholders with a more useful comparison that reflects the Fund’s strategy of investing in companies that have paid consistently rising dividends. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Small Cap Value VIP Fund - The Performance Universe for the Fund included the Fund and all small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for the Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five-
and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that a source of underperformance was due to stock selection, relative to its
Performance Universe, and that the Fund was underweight the Information Technology sector, which posted higher returns than the Consumer Discretionary sector for the one-year period. Management further explained that stock selection in the
Information Technology, Health Care, and Financials sectors was the primary driver of underperformance for the five-year period. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Franklin Strategic Income VIP Fund - The Performance Universe for the Fund included the Fund and all multi-sector income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods

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was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Franklin U.S. Government Securities VIP Fund - The Performance Universe for the Fund included the Fund and all intermediate US government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the three-, five- and 10-year periods was above the median of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the median of its Performance Universe, but for the 10-year period was 0.01% below the median of its Performance Universe. The Board noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was satisfactory.
Templeton Emerging Markets VIP Fund - The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-
year periods was above the median of its Performance Universe. The Board also noted that, effective June 1, 2026, the Fund changed its name from the Templeton Developing Markets VIP Fund to the Templeton Emerging Markets VIP Fund. The Board
concluded that the Fund’s performance was satisfactory.
Templeton Foreign VIP Fund - The Performance Universe for the Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that, relative to its Performance Universe, the Fund was overweight in weaker defensive sectors such as Health Care and Utilities, which negatively impacted performance.
Management further explained that the Fund’s one- and three-year underperformance versus its Performance Universe was primarily attributable to stock selection in the Materials, Utilities, and Communication Services sectors. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment processes. The Board noted that, although below the median, the annualized total return for each period was positive, and 29.51% for the one-year period and 15.87% for the three-year period.
The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Templeton Global Bond VIP Fund - The Performance Universe for the Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that the funds in the Performance Universe generally maintained substantially greater US dollar exposures and longer developed market duration than the Fund which adversely impacted the Fund’s performance over each time period.
Management also noted that the Fund’s underperformance relative to its benchmark, the JP Morgan Global Government
Bond Index, and Performance Universe over the three- and five-year periods was largely attributable to underperformance specifically in calendar years 2023 and 2024, as a result of the Fund’s currency positioning in non-USD assets as the US dollar reached historical highs compared to many currencies in recent years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, enhancements to its investment team and processes and the investment team’s view that the Fund is well positioned to benefit from its outlook expectations. The Board noted that the Fund outperformed its benchmark for the one-year period. The
Board also noted that the annualized total return was 16.09% for the one-year period. The Board concluded that the Fund’s performance was acceptable.

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Templeton Growth VIP Fund - The Performance Universe for the Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges.
The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense
Group.
Franklin Allocation VIP Fund, Franklin DynaTech VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income
VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund - The Expense Group for the Franklin Allocation VIP Fund included the Fund and eight other mixed-asset target allocation growth funds underlying VIPs. The Expense Group for the Franklin DynaTech VIP Fund included the Fund and six other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and 13 other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and eight other flexible portfolio funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP
Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S.
Government Securities VIP Fund included the Fund and six other intermediate US government funds underlying VIPs. The
Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying
VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board further noted that the Franklin Allocation VIP Fund’s sub-advisers are paid by
FAV out of the management fee FAV receives from the Fund and that the allocation of the fee between FAV and each sub-
adviser reflected the services provided by each to the Fund. The Board also noted that the Franklin Allocation VIP Fund’s,
Franklin DynaTech VIP Fund’s and Franklin Growth and Income VIP Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to each Fund and the sub-advisory fee paid to each sub-adviser of the Franklin Allocation VIP Fund are reasonable.
Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery
VIP Fund, Franklin Mutual Shares VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and
Templeton Growth VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the
Fund and eight other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery
VIP Fund included the Fund, two other global large-cap value funds underlying VIPs and four global large-cap core funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and 11 other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Rising Dividends VIP Fund included the Fund and 13 other large-
cap core funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven

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other multi-sector income funds underlying VIPs. The Expense Group for the Templeton Growth VIP Fund included the Fund, currently classified as a global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and one global multi-cap growth fund underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for the Funds were above the medians of their respective Expense Groups. The Board further noted:
Franklin Global Real Estate VIP Fund - management’s explanation that the current investment process requires a more differentiated core-plus strategy with selective idiosyncratic exposure, supported by deeper country-level research. Management further explained the Fund is among the smallest funds within the Expense Group with most
Expense Group peers more than two times as large with respect to assets under management (AUM), noting that the Expense Group peers with the largest AUM realize greater operating efficiencies, contributing to lower overall expenses. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
Franklin Large Cap Growth VIP Fund - management’s explanation that the Fund’s AUM is less than $100 million, meaningfully below the Expense Group median AUM. Management further explained that the Expense Group peers with larger AUM benefit from their larger scale and stronger operating leverage. Management also explained that of the two funds in the Expense Group with less than $100 million in AUM, the Fund had the lowest total expenses.
Franklin Mutual Global Discovery VIP Fund - management’s explanation that, unlike other funds in the Fund’s
Expense Group, the Fund utilizes special situations such as merger arbitrage, restructurings and distressed credit in pursuit of its investment objective. Management further explained that identifying such opportunities requires a more in-depth analysis and a more rigorous research due diligence process. The Board also noted that the Fund’s actual total expense ratio was approximately four basis points above the median.
Franklin Mutual Shares VIP Fund - management’s explanation that the Fund’s Management Rate was approximately three basis points above the median of the Fund’s Expense Group and the actual total expense ratio was one basis point above the median of the Fund’s Expense Group. Management further explained that the portfolio management team has taken steps to enhance its investment process, including the development of additional quantitative tools, refining the focus of research efforts, and realigning research coverage.
Franklin Rising Dividends VIP Fund - management’s explanation that the Fund’s Management Rate and actual total expense ratio were each only 0.5 basis points above the respective median of the Fund’s Expense Group.
Management further explained that it believes the Fund is priced in line with peers considering the Fund’s asset size and the breadth of research, portfolio construction, and risk
-
management resources supporting the strategy.
Franklin Strategic Income VIP Fund - management’s explanation that the Fund’s Management Rate was only 0.2 basis points above the median of the Fund’s Expense Group.
Templeton Growth VIP Fund – management’s explanation regarding the small size of the Fund’s Expense Group (four funds) and that therefore no quintile information was provided for the Fund. The Board also noted management’s explanation that two of the peers in the Expense Group had significantly higher AUM compared to the Fund, which can provide these larger peers with cost advantages through better economies of scale and more favorable expense ratios. Management further explained that in this context, the Fund’s expenses reflect both its size and the research
-
intensive nature of its global, value
-
oriented investment approach. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses.
The Board concluded that the Management Rate charged to each Fund is reasonable.
Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Franklin Small-Mid Cap Growth VIP Fund
included the Fund and 13 other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the
Fund was equal to the median of its Expense Group and the actual total expense ratio for the Fund was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton Emerging Markets VIP Fund - The Expense Group for the Fund included the Fund and 12 other emerging markets funds. The Board noted that the Management Rate for the Fund was five basis points above the median of its
Expense Group and the actual total expense ratio for the Fund was below the median and in the second quintile of its Expense
Group. The Board further noted that the Fund’s sub-adviser is paid by TAML out of the management fee TAML receives from the Fund and that the allocation of the fee between TAML and the sub-adviser reflected the services provided by each to the
Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to the Fund’s sub-
adviser are reasonable.
Templeton Foreign VIP Fund - The Expense Group for the Fund included the Fund, five other international multi-
cap value funds underlying VIPs and three international large-cap value funds underlying VIPs. The Board noted that the
Management Rate for the Fund was approximately five basis points above the median of its Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Managers and their affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Managers but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Managers and their affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Franklin DynaTech VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund

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and Franklin Large Cap Growth VIP Fund do not currently have an asset size that would likely enable these Funds to achieve economies of scale. The Board also noted that the Franklin U.S. Government Securities VIP Fund and Templeton Global Bond
VIP Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4840-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	August 27, 2026